UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Item 1. Reports to Stockholders.

Lifecycle Funds
TIAA-CREF
Semiannual
Report
TIAA-CREF
Funds
November 30,
2022
The semiannual report contains the financial statements (unaudited).
Fund name
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
12.1
Lifecycle Retirement Income Fund TLRIX TLRHX TPILX TLIRX TLRRX
12.2
Lifecycle 2010 Fund TCTIX TCLHX TCTPX TCLEX –
12.3
Lifecycle 2015 Fund TCNIX TCNHX TCFPX TCLIX –
12.4
Lifecycle 2020 Fund TCWIX TCWHX TCWPX TCLTX –
12.5
Lifecycle 2025 Fund TCYIX TCQHX TCQPX TCLFX –
12.6
Lifecycle 2030 Fund TCRIX TCHHX TCHPX TCLNX –
12.7
Lifecycle 2035 Fund TCIIX TCYHX TCYPX TCLRX –
12.8
Lifecycle 2040 Fund TCOIX TCZHX TCZPX TCLOX –
12.9
Lifecycle 2045 Fund TTFIX TTFHX TTFPX TTFRX –
13.01
Lifecycle 2050 Fund TFTIX TFTHX TCLPX TLFRX –
13.1
Lifecycle 2055 Fund TTRIX TTRHX TTRPX TTRLX –
13.2
Lifecycle 2060 Fund TLXNX TLXHX TLXPX TLXRX –
13.3
Lifecycle 2065 Fund TSFTX TSFHX TSFPX TSFRX –

Contents
Understanding this report 3
Letter to investors 4
About the funds’ benchmarks 6
Investment results of the Lifecycle Funds 7
Fund performance
Lifecycle Retirement Income Fund 8
Lifecycle 2010 Fund 9
Lifecycle 2015 Fund 10
Lifecycle 2020 Fund 11
Lifecycle 2025 Fund 12
Lifecycle 2030 Fund 13
Lifecycle 2035 Fund 14
Lifecycle 2040 Fund 15
Lifecycle 2045 Fund 16
Lifecycle 2050 Fund 17
Lifecycle 2055 Fund 18
Lifecycle 2060 Fund 19
Lifecycle 2065 Fund 20
Expense examples 21
Portfolio of investments 28
Financial statements (unaudited)
Statements of assets and liabilities 42
Statements of operations 46
Statements of changes in net assets 50
Financial highlights 56
Notes to financial statements 82
Additional fund information 95
Additional information about index providers 96
How to reach us Inside back cover

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
Understanding this report
This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended November 30, 2022 . The report contains four main sections:
A letter from Brad Finkle, Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market index.
The portfolios of investments list the underlying funds in which each fund had investments as of November 30, 2022 .
The financial statements provide detailed information about the operations and financial condition of each fund.
The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report.
They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.
As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-
2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2022 Semiannual Report TIAA-CREF Lifecycle Funds
Letter to investors
Brad Finkle
Global financial markets posted negative results for the six months ended
November 30, 2022. The Federal Reserve responded to continued inflationary pressure by raising short-term interest rates in June, July, September and
November, and indicated that further increases were likely. U.S. equities declined modestly as the economy expanded in the third quarter of 2022 on the strength of consumer and business spending. Foreign stocks also registered losses, with emerging markets falling more than international developed markets. U.S. fixed-
income securities declined as U.S. Treasury yields rose across all maturities
(bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-CREF Lifecycle Funds by way of their investments in various asset classes through underlying funds.
All of the TIAA-CREF Lifecycle Funds declined for the period but outperformed their respective composite benchmarks. (All fund returns are for the Retirement
Class.)
Returns for the Retirement Class ranged from −1.2% for the Lifecycle 2060
Fund to −2.4% for the Lifecycle 2010 Fund.
Both stocks and bonds posted losses
U.S. equities declined modestly for the six months as inflation and rising interest rates weighed on the financial markets. Furthermore, oil prices rose to levels not seen since 2008 before falling sharply by the end of the period. The unemployment rate rose slightly during the period, climbing to 3.7% in November
2022. The broad domestic stock market, as represented by the Russell 3000®
Index, returned −0.3%. The Fed raised the federal funds target rate to 3.75%–
4.00% in November 2022 and indicated that rate hikes would be ongoing until a lower level of inflation is maintained.
International stocks trailed their U.S. counterparts. The MSCI ACWI ex USA
Investable Market Index (IMI), which measures the performance of large-, mid-
and small-cap equities in 22 of 23 developed-markets countries (excluding the
United States) and 24 emerging-markets countries, returned −5.6% in U.S.-dollar terms. The 19-nation euro area recorded economic expansion throughout the period; however, rising prices, particularly those for energy, became increasingly worrisome. The European Central Bank began to tighten monetary policy with three increases to its suite of benchmark interest rates. Among developing markets, the Chinese economy grew at a moderate rate despite aggressive action by the government to limit exposure to COVID-19 variants.
U.S. investment-grade bonds lost ground as U.S. Treasury yields rose across all maturities. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned −4.1% for the period.
The enduring importance of diversification
The history of economic cycles is one of unpredictable change. And yet, during long periods of growth, memories become blurred, and the inevitable downturns often come as a shock. Most recently, after the Great Recession from 2007 to 2009, the financial markets generally experienced growth until the COVID-19 pandemic in 2020. And, as we all know well, global markets have been choppy since then—
especially in 2022.
The concept of diversification was conceived to help manage the investment risks of uncertainty and volatility. As the old saying goes, “Don’t put all your eggs in one basket.” The current market and economic environment provides a cautionary reminder of the importance of this principle. As such, we believe that creating and maintaining a diversified investment portfolio, consisting of multiple asset classes, is a wise course of action for all market conditions. The TIAA-CREF Lifecycle Funds use dynamic diversification strategies designed to help mitigate the effects of market volatility and keep you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
We thank you for trusting us to manage your investments through the TIAA-CREF Lifecycle Funds. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

About the funds’ benchmarks

2022 Semiannual Report TIAA-CREF Lifecycle Funds
Composite benchmark
Each Lifecycle Fund uses a composite benchmark that represents the general market sectors in which that fund invests.
These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that correspond to the fund’s target allocations:
The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded
U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
The Bloomberg U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-
backed securities and commercial mortgage-backed securities.
The Bloomberg U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S.
Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
The Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (inflation-protected assets) measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).
Broad market indexes
The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target-date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
Investment results of the Lifecycle Funds
Performance for the six months ended November 30 , 2022
All of the TIAA-CREF Lifecycle Funds posted losses but outperformed their respective composite benchmarks. Returns for the
Retirement Class ranged from –1.16% for the 2060 Fund to –2.36% for the 2010 Fund. The performance tables show returns for all share classes of the funds.
The margin of outperformance of the Lifecycle Funds, in relation to their respective composite benchmarks, ranged from 0.45 of a percentage point for the 2010 and 2015 Funds to 1.02 percentage points for the 2060 Fund. (All results for the Lifecycle Funds are for the Retirement Class.)
Financial markets lost ground in a mixed economy
The U.S. economy turned in a mixed performance for the period as persistent inflation and higher interest rates posed challenges, while the labor market and consumer spending remained strong. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, contracted at an annualized rate of 0.6% during the second quarter of 2022 but expanded 2.9% in the third quarter, according to the government’s “second” estimate. The unemployment rate increased modestly from 3.6% in June to 3.7% in November 2022. Core inflation, which measures all items except food and energy, rose 6.0% over the twelve months ended November 30, 2022. Crude oil prices fell from more than $115 per barrel at the beginning of the period to $80 on November 30, 2022.
The Federal Reserve raised the federal funds target rate four times during the period, boosting the key short-term interest-rate measure to 3.75%–4.00%, and indicated that further increases were likely.
Domestic and foreign stocks recorded declines for the period. The Russell 3000® Index, a broad measure of the U.S. stock market, posted a small loss of –0.33%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries, returned –5.56% in U.S.-dollar terms.
U.S. investment-grade bonds were hampered by the impact of rising yields across all maturities (bond prices move in the opposite direction of yields). The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, returned –4.06%. Short-term bonds, as measured by the Bloomberg U.S. 1–3 Year Government/Credit Index,
returned –1.49%.
Foreign stock funds posted the largest losses
The Lifecycle Funds may invest in up to six sectors of the investment markets, including U.S. equity (stocks), international equity
(foreign stocks), fixed income, short-term fixed income, inflation-protected assets and direct real estate. The Lifecycle Funds do this by investing in various underlying funds that, in turn, buy stocks, fixed-income instruments and commercial real estate in these six market sectors. (Other than the Nuveen Growth Opportunities ETF, the Nuveen Dividend Value Fund and the Nuveen Dividend Growth
Fund, all funds mentioned below are TIAA-CREF Funds.)
For the six months, international equity and bond funds recorded negative results and detracted most from the funds’ absolute returns—that is, without regard to the performance of their respective composite benchmarks. Among foreign stock funds, all posted losses, with the Emerging Markets Equity Fund declining the most.
Within fixed income, the Core Plus Bond Fund was the worst performer, followed by the Core Bond Fund and the Inflation-Linked
Bond Fund.
Within the U.S. equity category, the Nuveen Growth Opportunities ETF posted the largest decline, followed by the Large-Cap
Growth Fund. The largest gains were generated by the Quant Small-Cap Equity Fund, followed by the Nuveen Dividend Value Fund.
U.S. stock funds contributed most to relative performance
All of the Lifecycle Funds outperformed their composite benchmarks, primarily due to the performance of underlying funds investing in U.S. and foreign stocks. The Real Property Fund had the strongest positive impact on relative performance overall. Among domestic equity funds, the Nuveen Dividend Growth Fund enhanced relative performance most, followed by the Nuveen Dividend
Value Fund and the Large-Cap Value Fund. That advantage was partially offset by the relative underperformance of the Nuveen
Growth Opportunities ETF and the Large-Cap Growth Fund. Among foreign stock funds, the International Equity Fund contributed most to relative outperformance, followed by the International Opportunities Fund. The Emerging Markets Equity Fund was the only international fund that hindered relative performance.
Among fixed-income funds, the Short-Term Bond Fund enhanced relative performance most for the funds in which it was invested—Retirement Income Fund through the 2035 Fund. The Core Bond Fund was also beneficial, while the International Bond
Fund detracted modestly.
The Lifecycle Funds with greater fixed-income allocations generally posted larger losses for the six-month period, although performance for all of the funds fell within a relatively narrow range. For example, the 2010 Fund, which aims to invest more than
60% of its assets in fixed-income securities, produced the largest loss. By contrast, funds with target dates ranging from 2040 to 2065—all of which allocated lower percentages to bonds—posted the smallest declines. (Performance of the Lifecycle Funds’
underlying TIAA-CREF Funds can be found at TIAA.org/performance.)

Lifecycle Retirement Income Fund

2022 Semiannual Report TIAA-CREF Lifecycle Funds
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return Average annual total return Annual operating expenses
*#
Lifecycle Retirement Income
Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 11/30/07 - 2 .19% - 9 .41% 3 .44% 4 .96% 0 .54% 0 .37%
Advisor Class 12/4/15 - 2 .22 - 9 .48 3 .37 4 .84
†
0 .62 0 .45
Premier Class 9/30/09 - 2 .27 - 9 .57 3 .28 4 .80 0 .69 0 .52
Retirement Class 11/30/07 - 2 .32 - 9 .66 3 .19 4 .70 0 .79 0 .62
Retail Class 11/30/07 - 2 .33 - 9 .66 3 .18 4 .69 0 .82 0 .62
Lifecycle Retirement Income
Fund Composite Index
‡
– - 2 .80 - 10 .43 3 .78 4 .94 – –
Broad market index
S&P Target Date Retirement
Income Index – - 2 .15 - 9 .00 2 .72 3 .78 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2022, the Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0%
Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg
U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
U.S. equity 21.67 22.75
International equity 12.37 12.25
Fixed income
Fixed income 40.17 40.00
Inflation-protected assets 9.85 10.00
Short-term fixed income 9.78 10.00
Direct real estate 6.23 5.00
Other assets & liabilities, net (0.07) –
Total 100.00 100.00

Lifecycle 2010 Fund

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2010 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 1/17/07 -2.2 4% -9.47% 3.43% 5.28% 0.52% 0.37%
Advisor Class 12/4/15 -2.33 -9.61 3.42 5.18
†
0.60 0.45
Premier Class 9/30/09 -2.34 -9.60 3.28 5.12 0.67 0.52
Retirement Class 10/15/04 -2.36 -9.74 3.17 5.01 0.77 0.62
Lifecycle 2010 Fund
Composite Index
‡
– -2.81 -10.32 3.78 5.28 – –
Broad market index
S&P Target Date 2010 Index – -1.95 -8.77 3.27 4.61 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2022, the Lifecycle 2010 Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 24.4% Russell 3000®
Index; 13.2% MSCI All Country World Index ex USA Investable Market Index; 12.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury
Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
U.S. equity 21.06 21.77
International equity 12.04 11.73
Fixed income
Fixed income 40.18 40.00
Short-term fixed income 12.09 13.00
Inflation-protected assets 9.84 10.00
Direct real estate 4.77 3.50
Other assets & liabilities, net 0.02 –
Total 100.00 100.00

Lifecycle 2015 Fund

2022 Semiannual Report TIAA-CREF Lifecycle Funds
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2015 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 1/17/07 - 2 .29% - 9 .74% 3 .69% 5 .75% 0 .53% 0 .38%
Advisor Class 12/4/15 - 2 .29 - 9 .75 3 .64 5 .63
†
0 .65 0 .50
Premier Class 9/30/09 - 2 .30 - 9 .78 3 .57 5 .60 0 .68 0 .53
Retirement Class 10/15/04 - 2 .34 - 9 .88 3 .44 5 .49 0 .78 0 .63
Lifecycle 2015 Fund
Composite Index
‡
– - 2 .79 - 10 .60 4 .09 5 .79 – –
Broad market index
S&P Target Date 2015 Index – - 2 .00 - 9 .00 3 .58 5 .31 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2022, the Lifecycle 2015 Fund Composite Index consisted of: 39.4% Bloomberg U.S. Aggregate Bond Index; 27.7% Russell 3000®
Index; 14.9% MSCI All Country World Index ex USA Investable Market Index; 9.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 9.0% Bloomberg U.S. Treasury
Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
U.S. equity 23.35 24.05
International equity 13.32 12.95
Fixed income
Fixed income 39.59 39.60
Inflation-protected assets 8.80 9.20
Short-term fixed income 8.73 9.20
Direct real estate 6.22 5.00
Other assets & liabilities, net (0.01) –
Total 100.00 100.00

Lifecycle 2020 Fund

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2020 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 1/17/07 - 2 .22% - 10 .04% 3 .92% 6 .31% 0 .54% 0 .39%
Advisor Class 12/4/15 - 2 .11 - 10 .02 3 .90 6 .20
†
0 .62 0 .47
Premier Class 9/30/09 - 2 .22 - 10 .16 3 .77 6 .14 0 .69 0 .54
Retirement Class 10/15/04 - 2 .20 - 10 .18 3 .68 6 .05 0 .79 0 .64
Lifecycle 2020 Fund
Composite Index
‡
– - 2 .75 - 10 .82 4 .40 6 .40 – –
Broad market index
S&P Target Date 2020 Index – - 2 .14 - 9 .30 3 .70 5 .85 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2022, the Lifecycle 2020 Fund Composite Index consisted of: 38.5% Bloomberg U.S. Aggregate Bond Index; 30.9% Russell 3000®
Index; 16.6% MSCI All Country World Index ex USA Investable Market Index; 7.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 7.0% Bloomberg U.S. Treasury
Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
U.S. equity 26.56 27.30
International equity 15.10 14.70
Fixed income
Fixed income 38.50 38.60
Inflation-protected assets 6.81 7.20
Short-term fixed income 6.76 7.20
Direct real estate 6.21 5.00
Other assets & liabilities, net 0.06 –
Total 100.00 100.00

Lifecycle 2025 Fund

2022 Semiannual Report TIAA-CREF Lifecycle Funds
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2025 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 1/17/07 - 2 .03% - 10 .28% 4 .36% 6 .99% 0 .55% 0 .41%
Advisor Class 12/4/15 - 2 .03 - 10 .27 4 .33 6 .87
†
0 .63 0 .49
Premier Class 9/30/09 - 2 .04 - 10 .40 4 .23 6 .83 0 .70 0 .56
Retirement Class 10/15/04 - 2 .08 - 10 .45 4 .12 6 .73 0 .80 0 .66
Lifecycle 2025 Fund
Composite Index
‡
– - 2 .68 - 11 .04 4 .89 7 .13 – –
Broad market index
S&P Target Date 2025 Index – - 1 .81 - 9 .17 4 .37 6 .62 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2022, the Lifecycle 2025 Fund Composite Index consisted of: 35.9% Bloomberg U.S. Aggregate Bond Index; 35.2% Russell 3000®
Index; 18.9% MSCI All Country World Index ex USA Investable Market Index; 5.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 5.0% Bloomberg U.S. Treasury
Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
U.S. equity 31.21 31.59
International equity 17.69 17.01
Fixed income
Fixed income 35.21 36.00
Inflation-protected assets 4.84 5.20
Short-term fixed income 4.80 5.20
Direct real estate 6.20 5.00
Other assets & liabilities, net 0.05 –
Total 100.00 100.00

Lifecycle 2030 Fund

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2030 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 1/17/07 - 1 .91% - 10 .61% 4 .80% 7 .65% 0 .57% 0 .42%
Advisor Class 12/4/15 - 1 .91 - 10 .59 4 .75 7 .54
†
0 .65 0 .50
Premier Class 9/30/09 - 1 .92 - 10 .68 4 .65 7 .49 0 .72 0 .57
Retirement Class 10/15/04 - 1 .93 - 10 .70 4 .55 7 .39 0 .82 0 .67
Lifecycle 2030 Fund
Composite Index
‡
– - 2 .59 - 11 .24 5 .38 7 .86 – –
Broad market index
S&P Target Date 2030 Index – - 1 .79 - 9 .31 4 .89 7 .30 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2022, the Lifecycle 2030 Fund Composite Index consisted of: 40.4% Russell 3000® Index; 31.9% Bloomberg U.S. Aggregate Bond
Index; 21.7% MSCI All Country World Index ex USA Investable Market Index; 3.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 3.0% Bloomberg U.S. Treasury
Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
International equity 20.98 20.16
U.S. equity 37.12 37.44
Fixed income
Fixed income 29.91 31.00
Inflation-protected assets 2.87 3.20
Short-term fixed income 2.85 3.20
Direct real estate 6.18 5.00
Other assets & liabilities, net 0.09 –
Total 100.00 100.00

Lifecycle 2035 Fund

2022 Semiannual Report TIAA-CREF Lifecycle Funds
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2035 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 1/17/07 - 1 .38% - 10 .61% 5 .27% 8 .31% 0 .60% 0 .43%
Advisor Class 12/4/15 - 1 .48 - 10 .72 5 .20 8 .17
†
0 .69 0 .52
Premier Class 9/30/09 - 1 .58 - 10 .76 5 .11 8 .13 0 .75 0 .58
Retirement Class 10/15/04 - 1 .57 - 10 .89 5 .00 8 .02 0 .85 0 .68
Lifecycle 2035 Fund
Composite Index
‡
– - 2 .28 - 11 .25 5 .91 8 .57 – –
Broad market index
S&P Target Date 2035 Index – - 1 .85 - 9 .52 5 .46 7 .94 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2022, the Lifecycle 2035 Fund Composite Index consisted of: 46.9% Russell 3000® Index; 25.9% Bloomberg U.S. Aggregate Bond
Index; 25.2% MSCI All Country World Index ex USA Investable Market Index; 1.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 1.0% Bloomberg U.S. Treasury
Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
U.S. equity 44.33 44.33
International equity 25.00 23.87
Fixed income
Fixed income 22.58 24.40
Short-term fixed income 0.92 1.20
Inflation-protected assets 0.92 1.20
Direct real estate 6.16 5.00
Other assets & liabilities, net 0.09 –
Total 100.00 100.00

Lifecycle 2040 Fund

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2040 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 1/17/07 - 0 .99% - 10 .52% 5 .76% 8 .85% 0 .63% 0 .44%
Advisor Class 12/4/15 - 1 .09 - 10 .69 5 .69 8 .73
†
0 .71 0 .52
Premier Class 9/30/09 - 1 .19 - 10 .73 5 .58 8 .67 0 .78 0 .59
Retirement Class 10/15/04 - 1 .25 - 10 .85 5 .48 8 .57 0 .88 0 .69
Lifecycle 2040 Fund
Composite Index
‡
– - 1 .99 - 11 .10 6 .46 9 .18 – –
Broad market index
S&P Target Date 2040 Index – - 1 .84 - 9 .53 5 .88 8 .41 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2022, the Lifecycle 2040 Fund Composite Index consisted of: 53.4% Russell 3000® Index; 28.7% MSCI All Country World Index ex
USA Investable Market Index; and 17.9% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
U.S. equity 51.39 51.74
International equity 28.95 27.86
Fixed income 13.47 15.40
Direct real estate 6.15 5.00
Other assets & liabilities, net 0.04 –
Total 100.00 100.00

Lifecycle 2045 Fund

2022 Semiannual Report TIAA-CREF Lifecycle Funds
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2045 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 11/30/07 - 1 .11% - 10 .79% 6 .16% 9 .14% 0 .64% 0 .45%
Advisor Class 12/4/15 - 1 .11 - 10 .83 6 .13 9 .04
†
0 .72 0 .53
Premier Class 9/30/09 - 1 .12 - 10 .88 6 .01 8 .98 0 .79 0 .60
Retirement Class 11/30/07 - 1 .20 - 11 .03 5 .90 8 .87 0 .89 0 .70
Lifecycle 2045 Fund
Composite Index
‡
– - 2 .11 - 11 .25 6 .92 9 .52 – –
Broad market index
S&P Target Date 2045 Index – - 1 .76 - 9 .47 6 .13 8 .72 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2022, the Lifecycle 2045 Fund Composite Index consisted of: 57.3% Russell 3000® Index; 30.8% MSCI All Country World Index ex
USA Investable Market Index; and 11.9% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
U.S. equity 55.85 56.55
International equity 31.41 30.45
Fixed income 6.45 8.00
Direct real estate 6.14 5.00
Other assets & liabilities, net 0.15 –
Total 100.00 100.00

Lifecycle 2050 Fund

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2050 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 11/30/07 - 1 .16% - 10 .92% 6 .23% 9 .22% 0 .65% 0 .45%
Advisor Class 12/4/15 - 1 .16 - 10 .94 6 .20 9 .12
†
0 .73 0 .53
Premier Class 9/30/09 - 1 .17 - 11 .00 6 .08 9 .06 0 .80 0 .60
Retirement Class 11/30/07 - 1 .25 - 11 .10 5 .97 8 .96 0 .90 0 .70
Lifecycle 2050 Fund
Composite Index
‡
– - 2 .21 - 11 .37 7 .01 9 .61 – –
Broad market index
S&P Target Date 2050 Index – - 1 .73 - 9 .45 6 .25 8 .95 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2022, the Lifecycle 2050 Fund Composite Index consisted of: 58.9% Russell 3000® Index; 31.7% MSCI All Country World Index ex
USA Investable Market Index; and 9.4% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
U.S. equity 57.84 58.82
International equity 32.53 31.68
Fixed income 3.38 4.50
Direct real estate 6.14 5.00
Other assets & liabilities, net 0.11 –
Total 100.00 100.00

Lifecycle 2055 Fund

2022 Semiannual Report TIAA-CREF Lifecycle Funds
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2055 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 4/29/11 - 1 .12% - 10 .92% 6 .29% 9 .28% 0 .66% 0 .45%
Advisor Class 12/4/15 - 1 .05 - 10 .91 6 .27 9 .19
†
0 .74 0 .53
Premier Class 4/29/11 - 1 .19 - 11 .07 6 .12 9 .12 0 .81 0 .60
Retirement Class 4/29/11 - 1 .26 - 11 .13 6 .02 9 .01 0 .91 0 .70
Lifecycle 2055 Fund
Composite Index
‡
– - 2 .20 - 11 .36 7 .09 9 .69 – –
Broad market index
S&P Target Date 2055 Index – - 1 .70 - 9 .41 6 .30 9 .09 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2022, the Lifecycle 2055 Fund Composite Index consisted of: 59.7% Russell 3000® Index; 32.2% MSCI All Country World Index ex
USA Investable Market Index; and 8.1% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
U.S. equity 58.59 59.64
International equity 32.94 32.11
Fixed income 2.18 3.25
Direct real estate 6.13 5.00
Other assets & liabilities, net 0.16 –
Total 100.00 100.00

Lifecycle 2060 Fund

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2060 Fund
Inception date 6 months 1 year 5 years since inception gross net
Institutional Class 9/26/14 -1.08% -10.91% 6.37% 7.76% 0.69% 0.45%
Advisor Class 12/4/15 -1.16 -10.99 6.31 7.69
†
0.77 0.53
Premier Class 9/26/14 -1.08 -11.01 6.22 7.61 0.84 0.60
Retirement Class 9/26/14 -1.16 -11.07 6.12 7.50 0.94 0.70
Lifecycle 2060 Fund
Composite Index
‡
– -2.18 -11.36 7. 17 8. 0 9
§
– –
Broad market index
S&P Target Date 2060 Index – -1.72 -9.43 6.34 7.43
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2022, the Lifecycle 2060 Fund Composite Index consisted of: 60.5% Russell 3000® Index; 32.6% MSCI All Country World Index ex
USA Investable Market Index; and 6.9% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§
Performance is calculated from the inception date of the Retirement Class.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
International equity 33.35 32.55
U.S. equity 59.30 60.45
Fixed income 0.97 2.00
Direct real estate 6.12 5.00
Other assets & liabilities, net 0.26 –
Total 100.00 100.00

Lifecycle 2065 Fund

2022 Semiannual Report TIAA-CREF Lifecycle Funds
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return
Average annual
total return Annual operating expenses
*#
Lifecycle 2065 Fund
Inception date 6 months 1 year since inception gross net
Institutional Class 9/30/20 -1.12% -10.76% 6.91% 2.06% 0.45%
Advisor Class 9/30/20 -1.14 -11.21 6.60 2.14 0.53
Premier Class 9/30/20 -1.23 -11.04 6.62 2.21 0.60
Retirement Class 9/30/20 -1.21 -11.07 6.75 2.31 0.70
Lifecycle 2065 Fund Composite Index
‡
– -2.17 -11.35 7. 21
§
– –
Broad market index
S&P Target Date 2065+ Index – -1.68 -9.38 7.87
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
‡
As of the close of business on November 30, 2022, the Lifecycle 2065 Fund Composite Index consisted of: 61.4% Russell 3000® Index; 33.0% MSCI All Country World Index ex
USA Investable Market Index; and 5.6% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§
Performance is calculated from the inception date of the Retirement Class.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
U.S. equity 59.40 61.26
International equity 33.34 32.99
Fixed income 0.51 0.75
Direct real estate 6.10 5.00
Other assets & liabilities, net 0.65 –
Total 100.00 100.00

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
Expense examples
All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S.
dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( June 1, 2022 – November 30, 2022 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
12.1
Lifecycle Retirement Income Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$978.14 $977.81 $977.33 $976.78 $976.74
Expenses incurred during the period*
$1.31 $1.72 $2.06 $2.55 $2.55
Effective expenses incurred during the period
†
$1.82 $2.23 $2.57 $3.06 $3.06
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.74 $1,023.33 $1,022.99 $1,022.49 $1,022.49
Expenses incurred during the period*
$1.34 $1.76 $2.11 $2.61 $2.61
Effective expenses incurred during the period
†
$1.86 $2.28 $2.63 $3.13 $3.13
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.26% for
Institutional Class, 0.35% for Advisor Class, 0.42% for Premier Class, 0.52% for Retirement Class and 0.52% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.37% for Institutional Class, 0.45% for Advisor Class, 0.52% for Premier Class, 0.62% for Retirement Class and 0.62% for Retail Class.

Expense examples

2022 Semiannual Report TIAA-CREF Lifecycle Funds
continued
12.2
Lifecycle 2010 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$977.65 $976.74 $976.63 $976.43
Expenses incurred during the period*
$1.21 $1.62 $1.96 $2.45
Effective expenses incurred during the period
†
$1.67 $2.08 $2.42 $2.91
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.85 $1,023.43 $1,023.09 $1,022.59
Expenses incurred during the period*
$1.24 $1.66 $2.00 $2.51
Effective expenses incurred during the period
†
$1.71 $2.13 $2.47 $2.98
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.24% for
Institutional Class, 0.33% for Advisor Class, 0.39% for Premier Class and 0.49% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.34% for Institutional Class, 0.42% for Advisor Class, 0.49% for Premier Class and 0.59% for Retirement Class.
12.3
Lifecycle 2015 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$977.12 $977.10 $977.02 $976.65
Expenses incurred during the period*
$1.32 $1.87 $2.06 $2.56
Effective expenses incurred during the period
†
$1.85 $2.41 $2.60 $3.09
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.74 $1,023.17 $1,022.98 $1,022.48
Expenses incurred during the period*
$1.35 $1.92 $2.11 $2.61
Effective expenses incurred during the period
†
$1.90 $2.46 $2.66 $3.16
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.27% for
Institutional Class, 0.38% for Advisor Class, 0.42% for Premier Class and 0.52% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.37% for Institutional Class, 0.49% for Advisor Class, 0.52% for Premier Class and 0.62% for Retirement Class.

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
Expense examples
continued
12.4
Lifecycle 2020 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$977.85 $978.88 $977.78 $978.04
Expenses incurred during the period*
$1.32 $1.75 $2.07 $2.56
Effective expenses incurred during the period
†
$1.90 $2.34 $2.65 $3.15
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.73 $1,023.30 $1,022.98 $1,022.48
Expenses incurred during the period*
$1.35 $1.79 $2.11 $2.62
Effective expenses incurred during the period
†
$1.95 $2.39 $2.71 $3.22
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.27% for
Institutional Class, 0.35% for Advisor Class, 0.42% for Premier Class and 0.52% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.38% for Institutional Class, 0.47% for Advisor Class, 0.53% for Premier Class and 0.63% for Retirement Class.
12.5
Lifecycle 2025 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$979.70 $979.70 $979.59 $979.17
Expenses incurred during the period*
$1.33 $1.77 $2.07 $2.57
Effective expenses incurred during the period
†
$1.98 $2.42 $2.73 $3.22
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.73 $1,023.28 $1,022.97 $1,022.47
Expenses incurred during the period*
$1.36 $1.81 $2.12 $2.62
Effective expenses incurred during the period
†
$2.02 $2.48 $2.79 $3.29
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.27% for
Institutional Class, 0.36% for Advisor Class, 0.42% for Premier Class and 0.52% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.40% for Institutional Class, 0.49% for Advisor Class, 0.55% for Premier Class and 0.65% for Retirement Class.

Expense examples

2022 Semiannual Report TIAA-CREF Lifecycle Funds
continued
12.6
Lifecycle 2030 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$980.94 $980.94 $980.83 $980.69
Expenses incurred during the period*
$1.28 $1.61 $2.03 $2.53
Effective expenses incurred during the period
†
$2.02 $2.35 $2.77 $3.27
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.77 $1,023.44 $1,023.02 $1,022.52
Expenses incurred during the period*
$1.31 $1.64 $2.08 $2.58
Effective expenses incurred during the period
†
$2.07 $2.40 $2.83 $3.34
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.26% for
Institutional Class, 0.32% for Advisor Class, 0.41% for Premier Class and 0.51% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.41% for Institutional Class, 0.47% for Advisor Class, 0.56% for Premier Class and 0.66% for Retirement Class.
12.7
Lifecycle 2035 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$986.18 $985.18 $984.16 $984.28
Expenses incurred during the period*
$1.25 $1.69 $1.99 $2.49
Effective expenses incurred during the period
†
$2.08 $2.53 $2.83 $3.32
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.81 $1,023.36 $1,023.06 $1,022.56
Expenses incurred during the period*
$1.27 $1.73 $2.03 $2.54
Effective expenses incurred during the period
†
$2.12 $2.58 $2.88 $3.39
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.25% for
Institutional Class, 0.34% for Advisor Class, 0.40% for Premier Class and 0.50% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.42% for Institutional Class, 0.51% for Advisor Class, 0.57% for Premier Class and 0.67% for Retirement Class.

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
Expense examples
continued
12.8
Lifecycle 2040 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$990.12 $989.12 $988.11 $987.48
Expenses incurred during the period*
$1.20 $1.58 $1.94 $2.44
Effective expenses incurred during the period
†
$2.13 $2.51 $2.88 $3.37
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.87 $1,023.48 $1,023.11 $1,022.61
Expenses incurred during the period*
$1.22 $1.61 $1.98 $2.48
Effective expenses incurred during the period
†
$2.16 $2.55 $2.93 $3.43
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.24% for
Institutional Class, 0.32% for Advisor Class, 0.39% for Premier Class and 0.49% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.43% for Institutional Class, 0.50% for Advisor Class, 0.58% for Premier Class and 0.68% for Retirement Class.
12.9
Lifecycle 2045 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$988.90 $988.90 $988.84 $987.98
Expenses incurred during the period*
$1.16 $1.46 $1.92 $2.41
Effective expenses incurred during the period
†
$2.18 $2.47 $2.93 $3.42
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.90 $1,023.60 $1,023.14 $1,022.64
Expenses incurred during the period*
$1.19 $1.48 $1.95 $2.45
Effective expenses incurred during the period
†
$2.21 $2.51 $2.98 $3.48
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.23% for
Institutional Class, 0.29% for Advisor Class, 0.38% for Premier Class and 0.48% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.44% for Institutional Class, 0.50% for Advisor Class, 0.59% for Premier Class and 0.69% for Retirement Class.

Expense examples

2022 Semiannual Report TIAA-CREF Lifecycle Funds
continued
13.01
Lifecycle 2050 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$988.36 $988.36 $988.31 $987.46
Expenses incurred during the period*
$1.12 $1.49 $1.87 $2.37
Effective expenses incurred during the period
†
$2.17 $2.54 $2.92 $3.41
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.94 $1,023.57 $1,023.19 $1,022.69
Expenses incurred during the period*
$1.14 $1.52 $1.90 $2.41
Effective expenses incurred during the period
†
$2.21 $2.59 $2.97 $3.47
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.22% for
Institutional Class, 0.30% for Advisor Class, 0.38% for Premier Class and 0.47% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.44% for Institutional Class, 0.51% for Advisor Class, 0.59% for Premier Class and 0.69% for Retirement Class.
13.1
Lifecycle 2055 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$988.80 $989.45 $988.09 $987.42
Expenses incurred during the period*
$1.12 $1.36 $1.87 $2.37
Effective expenses incurred during the period
†
$2.18 $2.42 $2.93 $3.43
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.94 $1,023.70 $1,023.19 $1,022.69
Expenses incurred during the period*
$1.14 $1.38 $1.90 $2.41
Effective expenses incurred during the period
†
$2.22 $2.46 $2.98 $3.49
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.22% for
Institutional Class, 0.27% for Advisor Class, 0.38% for Premier Class and 0.47% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.44% for Institutional Class, 0.48% for Advisor Class, 0.59% for Premier Class and 0.69% for Retirement Class.

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
Expense examples
concluded
13.2
Lifecycle 2060 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$989.20 $988.42 $989.16 $988.37
Expenses incurred during the period*
$1.09 $1.44 $1.84 $2.34
Effective expenses incurred during the period
†
$2.16 $2.51 $2.91 $3.40
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.97 $1,023.62 $1,023.22 $1,022.72
Expenses incurred during the period*
$1.11 $1.47 $1.87 $2.38
Effective expenses incurred during the period
†
$2.20 $2.56 $2.96 $3.46
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.22% for
Institutional Class, 0.29% for Advisor Class, 0.37% for Premier Class and 0.47% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.43% for Institutional Class, 0.50% for Advisor Class, 0.58% for Premier Class and 0.68% for Retirement Class.
13.3
Lifecycle 2065 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$988.83 $988.63 $987.72 $987.88
Expenses incurred during the period*
$1.07 $1.12 $1.82 $2.32
Effective expenses incurred during the period
†
$2.13 $2.18 $2.88 $3.38
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.99 $1,023.94 $1,023.24 $1,022.73
Expenses incurred during the period*
$1.09 $1.14 $1.85 $2.36
Effective expenses incurred during the period
†
$2.17 $2.22 $2.93 $3.44
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.21% for
Institutional Class, 0.23% for Advisor Class, 0.37% for Premier Class and 0.47% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.43% for Institutional Class, 0.44% for Advisor Class, 0.58% for Premier Class and 0.68% for Retirement Class.

Lifecycle Retirement Income Fund November 30, 2022
Portfolio of investments
(unaudited)
28
2022 Semiannual Report TIAA-CREF Lifecycle Funds
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.1%a
DIRECT REAL ESTATE—6.2%
2,264,553 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-11/22/22; cost $24,283,083) $ 29,258,020
TOTAL DIRECT REAL ESTATE 29,258,020
FIXED INCOME—40.2%
10,696,199
TIAA-CREF Core Bond Fund 96,800,597
6,706,885
TIAA-CREF Core Plus Bond Fund 60,697,309
1,266,222
TIAA-CREF Emerging Markets Debt Fund 10,015,813
1,403,547
TIAA-CREF High-Yield Fund 11,635,405
1,185,250
TIAA-CREF International Bond Fund 9,707,194
TOTAL FIXED INCOME 188,856,318
INFLATION-PROTECTED ASSETS—9.8%
4,320,688
TIAA-CREF Inflation-Linked Bond Fund 46,317,772
TOTAL INFLATION-PROTECTED ASSETS 46,317,772
INTERNATIONAL EQUITY—12.4%
1,336,621
TIAA-CREF Emerging Markets Equity Fund 9,931,098
2,094,738
TIAA-CREF International Equity Fund 25,115,904
1,091,039
TIAA-CREF International Opportunities Fund 14,979,971
838,304
TIAA-CREF Quant International Small-Cap Equity Fund 8,139,932
TOTAL INTERNATIONAL EQUITY 58,166,905
SHORT-TERM FIXED INCOME—9.8%
4,678,121
TIAA-CREF Short-Term Bond Fund 45,985,930
TOTAL SHORT-TERM FIXED INCOME 45,985,930
U.S. EQUITY—21.7%
256,114
Nuveen Dividend Growth Fund 13,786,625
1,129,723
Nuveen Dividend Value Fund 17,183,090
760,667
Nuveen Growth Opportunities ETF 14,369,000
969,233
TIAA-CREF Growth & Income Fund 13,792,186
817,965
TIAA-CREF Large-Cap Growth Fund 14,289,846
812,184
TIAA-CREF Large-Cap Value Fund 17,169,573
243,492
TIAA-CREF Quant Small-Cap Equity Fund 4,173,453
524,675
TIAA-CREF Quant Small/Mid-Cap Equity Fund 7,104,105
TOTAL U.S. EQUITY 101,867,878
TOTAL AFFILIATED INVESTMENT COMPANIES 470,452,823
(Cost $466,284,460)
TOTAL INVESTMENTS—100.1% 470,452,823
(Cost $466,284,460)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (306,252)
NET ASSETS—100.0% $ 470,146,571
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 11/30/22, the total value of this security amounted to $29,258,020 or 6.2% of net assets.

Portfolio of investments
(unaudited)
Lifecycle 2010 Fund November 30, 2022
29
TIAA-CREF Lifecycle Funds 2022 Semiannual Report
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%a
DIRECT REAL ESTATE—4.8%
3,326,932 b
TIAA-CREF Real Property Fund LP (purchased 7/01/16-11/22/22; cost $34,714,501) $ 42,983,956
TOTAL DIRECT REAL ESTATE 42,983,956
FIXED INCOME—40.2%
20,511,741
TIAA-CREF Core Bond Fund 185,631,258
12,861,522
TIAA-CREF Core Plus Bond Fund 116,396,776
2,428,831
TIAA-CREF Emerging Markets Debt Fund 19,212,050
2,691,411
TIAA-CREF High-Yield Fund 22,311,799
2,273,611
TIAA-CREF International Bond Fund 18,620,872
TOTAL FIXED INCOME 362,172,755
INFLATION-PROTECTED ASSETS—9.8%
8,274,156
TIAA-CREF Inflation-Linked Bond Fund 88,698,951
TOTAL INFLATION-PROTECTED ASSETS 88,698,951
INTERNATIONAL EQUITY—12.0%
2,495,465
TIAA-CREF Emerging Markets Equity Fund 18,541,305
3,910,743
TIAA-CREF International Equity Fund 46,889,809
2,037,006
TIAA-CREF International Opportunities Fund 27,968,090
1,565,062
TIAA-CREF Quant International Small-Cap Equity Fund 15,196,748
TOTAL INTERNATIONAL EQUITY 108,595,952
SHORT-TERM FIXED INCOME—12.1%
11,091,597
TIAA-CREF Short-Term Bond Fund 109,030,399
TOTAL SHORT-TERM FIXED INCOME 109,030,399
U.S. EQUITY—21.1%
476,466
Nuveen Dividend Growth Fund 25,648,171
2,109,201
Nuveen Dividend Value Fund 32,080,940
1,414,116
Nuveen Growth Opportunities ETF 26,712,651
1,802,966
TIAA-CREF Growth & Income Fund 25,656,212
1,520,038
TIAA-CREF Large-Cap Growth Fund 26,555,061
1,516,298
TIAA-CREF Large-Cap Value Fund 32,054,538
454,138
TIAA-CREF Quant Small-Cap Equity Fund 7,783,920
988,011
TIAA-CREF Quant Small/Mid-Cap Equity Fund 13,377,663
TOTAL U.S. EQUITY 189,869,156
TOTAL AFFILIATED INVESTMENT COMPANIES 901,351,169
(Cost $874,454,436)
TOTAL INVESTMENTS—100.0% 901,351,169
(Cost $874,454,436)
OTHER ASSETS & LIABILITIES, NET—0.0% 136,195
NET ASSETS—100.0% $ 901,487,364
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 11/30/22, the total value of this security amounted to $42,983,956 or 4.8% of net assets.

Lifecycle 2015 Fund November 30, 2022
Portfolio of investments
(unaudited)
30
2022 Semiannual Report TIAA-CREF Lifecycle Funds
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%a
DIRECT REAL ESTATE—6.2%
6,161,743 b
TIAA-CREF Real Property Fund LP (purchased 11/28/16-11/22/22; cost $65,444,846) $ 79,609,722
TOTAL DIRECT REAL ESTATE 79,609,722
FIXED INCOME—39.6%
28,710,288
TIAA-CREF Core Bond Fund 259,828,104
18,005,266
TIAA-CREF Core Plus Bond Fund 162,947,661
3,405,321
TIAA-CREF Emerging Markets Debt Fund 26,936,091
3,777,952
TIAA-CREF High-Yield Fund 31,319,222
3,182,673
TIAA-CREF International Bond Fund 26,066,094
TOTAL FIXED INCOME 507,097,172
INFLATION-PROTECTED ASSETS—8.8%
10,508,190
TIAA-CREF Inflation-Linked Bond Fund 112,647,797
TOTAL INFLATION-PROTECTED ASSETS 112,647,797
INTERNATIONAL EQUITY—13.3%
3,920,187
TIAA-CREF Emerging Markets Equity Fund 29,126,986
6,143,492
TIAA-CREF International Equity Fund 73,660,475
3,197,503
TIAA-CREF International Opportunities Fund 43,901,712
2,458,599
TIAA-CREF Quant International Small-Cap Equity Fund 23,872,999
TOTAL INTERNATIONAL EQUITY 170,562,172
SHORT-TERM FIXED INCOME—8.7%
11,378,720
TIAA-CREF Short-Term Bond Fund 111,852,814
TOTAL SHORT-TERM FIXED INCOME 111,852,814
U.S. EQUITY—23.4%
754,793
Nuveen Dividend Growth Fund 40,630,505
3,302,784
Nuveen Dividend Value Fund 50,235,347
2,248,639
Nuveen Growth Opportunities ETF 42,476,791
2,858,873
TIAA-CREF Growth & Income Fund 40,681,758
2,419,851
TIAA-CREF Large-Cap Growth Fund 42,274,794
2,374,371
TIAA-CREF Large-Cap Value Fund 50,194,208
713,572
TIAA-CREF Quant Small-Cap Equity Fund 12,230,618
1,503,099
TIAA-CREF Quant Small/Mid-Cap Equity Fund 20,351,957
TOTAL U.S. EQUITY 299,075,978
TOTAL AFFILIATED INVESTMENT COMPANIES 1,280,845,655
(Cost $1,298,496,811)
TOTAL INVESTMENTS—100.0% 1,280,845,655
(Cost $1,298,496,811)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (68,143)
NET ASSETS—100.0% $ 1,280,777,512
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 11/30/22, the total value of this security amounted to $79,609,722 or 6.2% of net assets.

Portfolio of investments
(unaudited)
Lifecycle 2020 Fund November 30, 2022
31
TIAA-CREF Lifecycle Funds 2022 Semiannual Report
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
DIRECT REAL ESTATE—6.2%
13,519,844 b
TIAA-CREF Real Property Fund LP (purchased 11/28/16-11/22/22; cost $143,724,855) $ 174,676,389
TOTAL DIRECT REAL ESTATE 174,676,389
FIXED INCOME—38.5%
61,319,387
TIAA-CREF Core Bond Fund 554,940,453
38,468,337
TIAA-CREF Core Plus Bond Fund 348,138,447
7,304,285
TIAA-CREF Emerging Markets Debt Fund 57,776,894
8,111,831
TIAA-CREF High-Yield Fund 67,247,082
6,797,922
TIAA-CREF International Bond Fund 55,674,985
TOTAL FIXED INCOME 1,083,777,861
INFLATION-PROTECTED ASSETS—6.8%
17,888,705
TIAA-CREF Inflation-Linked Bond Fund 191,766,919
TOTAL INFLATION-PROTECTED ASSETS 191,766,919
INTERNATIONAL EQUITY—15.1%
9,764,071
TIAA-CREF Emerging Markets Equity Fund 72,547,049
15,302,027
TIAA-CREF International Equity Fund 183,471,307
7,965,626
TIAA-CREF International Opportunities Fund 109,368,039
6,136,220
TIAA-CREF Quant International Small-Cap Equity Fund 59,582,700
TOTAL INTERNATIONAL EQUITY 424,969,095
SHORT-TERM FIXED INCOME—6.8%
19,370,874
TIAA-CREF Short-Term Bond Fund 190,415,692
TOTAL SHORT-TERM FIXED INCOME 190,415,692
U.S. EQUITY—26.5%
1,899,514
Nuveen Dividend Growth Fund 102,250,822
8,203,104
Nuveen Dividend Value Fund 124,769,215
5,684,996
Nuveen Growth Opportunities ETF 107,389,574
7,193,890
TIAA-CREF Growth & Income Fund 102,369,052
6,130,630
TIAA-CREF Large-Cap Growth Fund 107,102,110
5,896,429
TIAA-CREF Large-Cap Value Fund 124,650,507
1,779,194
TIAA-CREF Quant Small-Cap Equity Fund 30,495,377
3,606,082
TIAA-CREF Quant Small/Mid-Cap Equity Fund 48,826,347
TOTAL U.S. EQUITY 747,853,004
TOTAL AFFILIATED INVESTMENT COMPANIES 2,813,458,960
(Cost $2,824,196,445)
TOTAL INVESTMENTS—99.9% 2,813,458,960
(Cost $2,824,196,445)
OTHER ASSETS & LIABILITIES, NET—0.1% 1,710,503
NET ASSETS—100.0% $ 2,815,169,463
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 11/30/22, the total value of this security amounted to $174,676,389 or 6.2% of net assets.

Lifecycle 2025 Fund November 30, 2022
Portfolio of investments
(unaudited)
32
2022 Semiannual Report TIAA-CREF Lifecycle Funds
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
DIRECT REAL ESTATE—6.2%
19,639,446 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-11/22/22; cost $210,085,918) $ 253,741,643
TOTAL DIRECT REAL ESTATE 253,741,643
FIXED INCOME—35.2%
81,382,885
TIAA-CREF Core Bond Fund 736,515,105
51,116,517
TIAA-CREF Core Plus Bond Fund 462,604,476
9,844,688
TIAA-CREF Emerging Markets Debt Fund 77,871,481
10,984,067
TIAA-CREF High-Yield Fund 91,057,913
9,033,166
TIAA-CREF International Bond Fund 73,981,628
TOTAL FIXED INCOME 1,442,030,603
INFLATION-PROTECTED ASSETS—4.8%
18,480,657
TIAA-CREF Inflation-Linked Bond Fund 198,112,638
TOTAL INFLATION-PROTECTED ASSETS 198,112,638
INTERNATIONAL EQUITY—17.7%
16,682,551
TIAA-CREF Emerging Markets Equity Fund 123,951,353
26,082,036
TIAA-CREF International Equity Fund 312,723,607
13,571,393
TIAA-CREF International Opportunities Fund 186,335,221
10,454,557
TIAA-CREF Quant International Small-Cap Equity Fund 101,513,748
TOTAL INTERNATIONAL EQUITY 724,523,929
SHORT-TERM FIXED INCOME—4.8%
20,021,303
TIAA-CREF Short-Term Bond Fund 196,809,406
TOTAL SHORT-TERM FIXED INCOME 196,809,406
U.S. EQUITY—31.2%
3,269,234
Nuveen Dividend Growth Fund 175,982,879
13,918,436
Nuveen Dividend Value Fund 211,699,414
9,831,173
Nuveen Growth Opportunities ETF 185,710,858
12,381,264
TIAA-CREF Growth & Income Fund 176,185,394
10,606,625
TIAA-CREF Large-Cap Growth Fund 185,297,739
10,006,350
TIAA-CREF Large-Cap Value Fund 211,534,230
3,034,922
TIAA-CREF Quant Small-Cap Equity Fund 52,018,561
5,897,802
TIAA-CREF Quant Small/Mid-Cap Equity Fund 79,856,244
TOTAL U.S. EQUITY 1,278,285,319
TOTAL AFFILIATED INVESTMENT COMPANIES 4,093,503,538
(Cost $4,057,245,481)
TOTAL INVESTMENTS—99.9% 4,093,503,538
(Cost $4,057,245,481)
OTHER ASSETS & LIABILITIES, NET—0.1% 2,182,067
NET ASSETS—100.0% $ 4,095,685,605
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 11/30/22, the total value of this security amounted to $253,741,643 or 6.2% of net assets.

Portfolio of investments
(unaudited)
Lifecycle 2030 Fund November 30, 2022
33
TIAA-CREF Lifecycle Funds 2022 Semiannual Report
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
DIRECT REAL ESTATE—6.2%
21,774,077 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-11/14/22; cost $234,724,254) $ 281,321,075
TOTAL DIRECT REAL ESTATE 281,321,075
FIXED INCOME—29.9%
76,448,118
TIAA-CREF Core Bond Fund 691,855,469
48,134,335
TIAA-CREF Core Plus Bond Fund 435,615,732
9,485,669
TIAA-CREF Emerging Markets Debt Fund 75,031,640
10,750,623
TIAA-CREF High-Yield Fund 89,122,662
8,506,391
TIAA-CREF International Bond Fund 69,667,344
TOTAL FIXED INCOME 1,361,292,847
INFLATION-PROTECTED ASSETS—2.9%
12,195,351
TIAA-CREF Inflation-Linked Bond Fund 130,734,162
TOTAL INFLATION-PROTECTED ASSETS 130,734,162
INTERNATIONAL EQUITY—21.0%
21,994,264
TIAA-CREF Emerging Markets Equity Fund 163,417,380
34,378,462
TIAA-CREF International Equity Fund 412,197,763
17,888,316
TIAA-CREF International Opportunities Fund 245,606,585
13,780,020
TIAA-CREF Quant International Small-Cap Equity Fund 133,803,995
TOTAL INTERNATIONAL EQUITY 955,025,723
SHORT-TERM FIXED INCOME—2.8%
13,212,654
TIAA-CREF Short-Term Bond Fund 129,880,385
TOTAL SHORT-TERM FIXED INCOME 129,880,385
U.S. EQUITY—37.1%
4,347,678
Nuveen Dividend Growth Fund 234,035,527
18,277,886
Nuveen Dividend Value Fund 278,006,648
13,134,270
Nuveen Growth Opportunities ETF 248,106,360
16,465,426
TIAA-CREF Growth & Income Fund 234,303,015
14,171,120
TIAA-CREF Large-Cap Growth Fund 247,569,472
13,141,189
TIAA-CREF Large-Cap Value Fund 277,804,744
4,000,028
TIAA-CREF Quant Small-Cap Equity Fund 68,560,483
7,465,726
TIAA-CREF Quant Small/Mid-Cap Equity Fund 101,085,934
TOTAL U.S. EQUITY 1,689,472,183
TOTAL AFFILIATED INVESTMENT COMPANIES 4,547,726,375
(Cost $4,442,571,091)
TOTAL INVESTMENTS—99.9% 4,547,726,375
(Cost $4,442,571,091)
OTHER ASSETS & LIABILITIES, NET—0.1% 4,232,644
NET ASSETS—100.0% $ 4,551,959,019
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 11/30/22, the total value of this security amounted to $281,321,075 or 6.2% of net assets.

Lifecycle 2035 Fund November 30, 2022
Portfolio of investments
(unaudited)
34
2022 Semiannual Report TIAA-CREF Lifecycle Funds
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
DIRECT REAL ESTATE—6.2%
22,383,443 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-11/14/22; cost $241,137,362) $ 289,194,081
TOTAL DIRECT REAL ESTATE 289,194,081
FIXED INCOME—22.6%
58,856,284
TIAA-CREF Core Bond Fund 532,649,366
37,243,078
TIAA-CREF Core Plus Bond Fund 337,049,855
7,703,280
TIAA-CREF Emerging Markets Debt Fund 60,932,943
9,011,180
TIAA-CREF High-Yield Fund 74,702,682
6,588,162
TIAA-CREF International Bond Fund 53,957,050
TOTAL FIXED INCOME 1,059,291,896
INFLATION-PROTECTED ASSETS—0.9%
4,034,387
TIAA-CREF Inflation-Linked Bond Fund 43,248,627
TOTAL INFLATION-PROTECTED ASSETS 43,248,627
INTERNATIONAL EQUITY—25.0%
27,031,862
TIAA-CREF Emerging Markets Equity Fund 200,846,736
42,197,576
TIAA-CREF International Equity Fund 505,948,932
21,961,244
TIAA-CREF International Opportunities Fund 301,527,874
16,917,499
TIAA-CREF Quant International Small-Cap Equity Fund 164,268,912
TOTAL INTERNATIONAL EQUITY 1,172,592,454
SHORT-TERM FIXED INCOME—0.9%
4,370,611
TIAA-CREF Short-Term Bond Fund 42,963,106
TOTAL SHORT-TERM FIXED INCOME 42,963,106
U.S. EQUITY—44.3%
5,380,064
Nuveen Dividend Growth Fund 289,608,819
22,373,387
Nuveen Dividend Value Fund 340,299,210
16,310,263
Nuveen Growth Opportunities ETF 308,100,868
20,368,265
TIAA-CREF Growth & Income Fund 289,840,413
17,632,548
TIAA-CREF Large-Cap Growth Fund 308,040,619
16,074,904
TIAA-CREF Large-Cap Value Fund 339,823,481
4,908,845
TIAA-CREF Quant Small-Cap Equity Fund 84,137,599
8,835,137
TIAA-CREF Quant Small/Mid-Cap Equity Fund 119,627,751
TOTAL U.S. EQUITY 2,079,478,760
TOTAL AFFILIATED INVESTMENT COMPANIES 4,686,768,924
(Cost $4,460,223,709)
TOTAL INVESTMENTS—99.9% 4,686,768,924
(Cost $4,460,223,709)
OTHER ASSETS & LIABILITIES, NET—0.1% 4,267,975
NET ASSETS—100.0% $ 4,691,036,899
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 11/30/22, the total value of this security amounted to $289,194,081 or 6.2% of net assets.

Portfolio of investments
(unaudited)
Lifecycle 2040 Fund November 30, 2022
35
TIAA-CREF Lifecycle Funds 2022 Semiannual Report
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%a
DIRECT REAL ESTATE—6.2%
26,919,900 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-11/14/22; cost $290,570,704) $ 347,805,112
TOTAL DIRECT REAL ESTATE 347,805,112
FIXED INCOME—13.5%
41,039,025
TIAA-CREF Core Bond Fund 371,403,178
26,377,135
TIAA-CREF Core Plus Bond Fund 238,713,075
6,183,753
TIAA-CREF Emerging Markets Debt Fund 48,913,486
7,746,222
TIAA-CREF High-Yield Fund 64,216,180
4,666,117
TIAA-CREF International Bond Fund 38,215,497
TOTAL FIXED INCOME 761,461,416
INTERNATIONAL EQUITY—28.9%
37,705,976
TIAA-CREF Emerging Markets Equity Fund 280,155,402
58,886,663
TIAA-CREF International Equity Fund 706,051,087
30,645,902
TIAA-CREF International Opportunities Fund 420,768,233
23,609,106
TIAA-CREF Quant International Small-Cap Equity Fund 229,244,421
TOTAL INTERNATIONAL EQUITY 1,636,219,143
U.S. EQUITY—51.4%
7,541,849
Nuveen Dividend Growth Fund 405,977,744
31,132,270
Nuveen Dividend Value Fund 473,521,826
22,935,687
Nuveen Growth Opportunities ETF 433,255,127
28,561,556
TIAA-CREF Growth & Income Fund 406,430,947
24,793,266
TIAA-CREF Large-Cap Growth Fund 433,138,353
22,369,529
TIAA-CREF Large-Cap Value Fund 472,891,835
6,844,309
TIAA-CREF Quant Small-Cap Equity Fund 117,311,452
12,007,786
TIAA-CREF Quant Small/Mid-Cap Equity Fund 162,585,417
TOTAL U.S. EQUITY 2,905,112,701
TOTAL AFFILIATED INVESTMENT COMPANIES 5,650,598,372
(Cost $5,255,514,254)
TOTAL INVESTMENTS—100.0% 5,650,598,372
(Cost $5,255,514,254)
OTHER ASSETS & LIABILITIES, NET—0.0% 2,487,488
NET ASSETS—100.0% $ 5,653,085,860
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 11/30/22, the total value of this security amounted to $347,805,112 or 6.2% of net assets.

Lifecycle 2045 Fund November 30, 2022
Portfolio of investments
(unaudited)
36
2022 Semiannual Report TIAA-CREF Lifecycle Funds
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
DIRECT REAL ESTATE—6.1%
18,238,929 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-11/14/22; cost $199,076,022) $ 235,646,958
TOTAL DIRECT REAL ESTATE 235,646,958
FIXED INCOME—6.4%
12,280,617
TIAA-CREF Core Bond Fund 111,139,587
8,214,835
TIAA-CREF Core Plus Bond Fund 74,344,261
2,571,056
TIAA-CREF Emerging Markets Debt Fund 20,337,057
3,633,989
TIAA-CREF High-Yield Fund 30,125,766
1,458,846
TIAA-CREF International Bond Fund 11,947,946
TOTAL FIXED INCOME 247,894,617
INTERNATIONAL EQUITY—31.4%
27,778,545
TIAA-CREF Emerging Markets Equity Fund 206,394,590
43,422,161
TIAA-CREF International Equity Fund 520,631,711
22,599,908
TIAA-CREF International Opportunities Fund 310,296,739
17,408,104
TIAA-CREF Quant International Small-Cap Equity Fund 169,032,687
TOTAL INTERNATIONAL EQUITY 1,206,355,727
U.S. EQUITY—55.9%
5,585,021
Nuveen Dividend Growth Fund 300,641,699
22,925,933
Nuveen Dividend Value Fund 348,703,440
16,984,687
Nuveen Growth Opportunities ETF 320,840,737
21,121,383
TIAA-CREF Growth & Income Fund 300,557,273
18,359,716
TIAA-CREF Large-Cap Growth Fund 320,744,247
16,478,122
TIAA-CREF Large-Cap Value Fund 348,347,505
5,047,694
TIAA-CREF Quant Small-Cap Equity Fund 86,517,469
8,737,263
TIAA-CREF Quant Small/Mid-Cap Equity Fund 118,302,537
TOTAL U.S. EQUITY 2,144,654,907
TOTAL AFFILIATED INVESTMENT COMPANIES 3,834,552,209
(Cost $3,483,516,794)
TOTAL INVESTMENTS—99.8% 3,834,552,209
(Cost $3,483,516,794)
OTHER ASSETS & LIABILITIES, NET—0.2% 5,914,236
NET ASSETS—100.0% $ 3,840,466,445
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 11/30/22, the total value of this security amounted to $235,646,958 or 6.1% of net assets.

Portfolio of investments
(unaudited)
Lifecycle 2050 Fund November 30, 2022
37
TIAA-CREF Lifecycle Funds 2022 Semiannual Report
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
DIRECT REAL ESTATE—6.1%
13,970,847 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-11/14/22; cost $154,164,582) $ 180,503,338
TOTAL DIRECT REAL ESTATE 180,503,338
FIXED INCOME—3.4%
4,154,710
TIAA-CREF Core Bond Fund 37,600,127
3,056,524
TIAA-CREF Core Plus Bond Fund 27,661,544
1,427,480
TIAA-CREF Emerging Markets Debt Fund 11,291,363
2,239,417
TIAA-CREF High-Yield Fund 18,564,771
542,842
TIAA-CREF International Bond Fund 4,445,874
TOTAL FIXED INCOME 99,563,679
INTERNATIONAL EQUITY—32.5%
22,076,299
TIAA-CREF Emerging Markets Equity Fund 164,026,903
34,442,781
TIAA-CREF International Equity Fund 412,968,950
17,929,519
TIAA-CREF International Opportunities Fund 246,172,292
13,811,588
TIAA-CREF Quant International Small-Cap Equity Fund 134,110,515
TOTAL INTERNATIONAL EQUITY 957,278,660
U.S. EQUITY—57.9%
4,436,261
Nuveen Dividend Growth Fund 238,803,906
18,178,445
Nuveen Dividend Value Fund 276,494,151
13,496,999
Nuveen Growth Opportunities ETF 254,958,311
16,773,404
TIAA-CREF Growth & Income Fund 238,685,539
14,583,364
TIAA-CREF Large-Cap Growth Fund 254,771,363
13,065,950
TIAA-CREF Large-Cap Value Fund 276,214,174
4,004,333
TIAA-CREF Quant Small-Cap Equity Fund 68,634,273
6,893,383
TIAA-CREF Quant Small/Mid-Cap Equity Fund 93,336,410
TOTAL U.S. EQUITY 1,701,898,127
TOTAL AFFILIATED INVESTMENT COMPANIES 2,939,243,804
(Cost $2,712,152,129)
TOTAL INVESTMENTS—99.9% 2,939,243,804
(Cost $2,712,152,129)
OTHER ASSETS & LIABILITIES, NET—0.1% 3,363,098
NET ASSETS—100.0% $ 2,942,606,902
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 11/30/22, the total value of this security amounted to $180,503,338 or 6.1% of net assets.

Lifecycle 2055 Fund November 30, 2022
Portfolio of investments
(unaudited)
38
2022 Semiannual Report TIAA-CREF Lifecycle Funds
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
DIRECT REAL ESTATE—6.1%
6,478,895 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-11/14/22; cost $72,903,307) $ 83,707,326
TOTAL DIRECT REAL ESTATE 83,707,326
FIXED INCOME—2.2%
972,076
TIAA-CREF Core Bond Fund 8,797,288
829,268
TIAA-CREF Core Plus Bond Fund 7,504,873
564,394
TIAA-CREF Emerging Markets Debt Fund 4,464,355
946,977
TIAA-CREF High-Yield Fund 7,850,439
147,169
TIAA-CREF International Bond Fund 1,205,318
TOTAL FIXED INCOME 29,822,273
INTERNATIONAL EQUITY—32.9%
10,381,403
TIAA-CREF Emerging Markets Equity Fund 77,133,822
16,189,023
TIAA-CREF International Equity Fund 194,106,382
8,422,379
TIAA-CREF International Opportunities Fund 115,639,266
6,487,791
TIAA-CREF Quant International Small-Cap Equity Fund 62,996,453
TOTAL INTERNATIONAL EQUITY 449,875,923
U.S. EQUITY—58.6%
2,083,900
Nuveen Dividend Growth Fund 112,176,324
8,547,384
Nuveen Dividend Value Fund 130,005,713
6,348,014
Nuveen Growth Opportunities ETF 119,913,985
7,886,441
TIAA-CREF Growth & Income Fund 112,224,061
6,859,403
TIAA-CREF Large-Cap Growth Fund 119,833,764
6,138,957
TIAA-CREF Large-Cap Value Fund 129,777,558
1,883,721
TIAA-CREF Quant Small-Cap Equity Fund 32,286,981
3,233,996
TIAA-CREF Quant Small/Mid-Cap Equity Fund 43,788,310
TOTAL U.S. EQUITY 800,006,696
TOTAL AFFILIATED INVESTMENT COMPANIES 1,363,412,218
(Cost $1,297,530,238)
TOTAL INVESTMENTS—99.8% 1,363,412,218
(Cost $1,297,530,238)
OTHER ASSETS & LIABILITIES, NET—0.2% 2,133,328
NET ASSETS—100.0% $ 1,365,545,546
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 11/30/22, the total value of this security amounted to $83,707,326 or 6.1% of net assets.

Portfolio of investments
(unaudited)
Lifecycle 2060 Fund November 30, 2022
39
TIAA-CREF Lifecycle Funds 2022 Semiannual Report
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%a
DIRECT REAL ESTATE—6.1%
2,172,388 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-11/14/22; cost $24,992,496) $ 28,067,254
TOTAL DIRECT REAL ESTATE 28,067,254
FIXED INCOME—1.0%
77,942
TIAA-CREF Core Bond Fund 705,378
78,500
TIAA-CREF Core Plus Bond Fund 710,427
70,258
TIAA-CREF Emerging Markets Debt Fund 555,743
283,962
TIAA-CREF High-Yield Fund 2,354,045
14,023
TIAA-CREF International Bond Fund 114,851
TOTAL FIXED INCOME 4,440,444
INTERNATIONAL EQUITY—33.3%
3,525,815
TIAA-CREF Emerging Markets Equity Fund 26,196,808
5,505,552
TIAA-CREF International Equity Fund 66,011,569
2,862,516
TIAA-CREF International Opportunities Fund 39,302,349
2,202,757
TIAA-CREF Quant International Small-Cap Equity Fund 21,388,775
TOTAL INTERNATIONAL EQUITY 152,899,501
U.S. EQUITY—59.3%
708,559
Nuveen Dividend Growth Fund 38,141,740
2,904,516
Nuveen Dividend Value Fund 44,177,682
2,156,951
Nuveen Growth Opportunities ETF 40,744,804
2,679,150
TIAA-CREF Growth & Income Fund 38,124,306
2,330,456
TIAA-CREF Large-Cap Growth Fund 40,713,067
2,088,036
TIAA-CREF Large-Cap Value Fund 44,141,076
639,936
TIAA-CREF Quant Small-Cap Equity Fund 10,968,499
1,097,352
TIAA-CREF Quant Small/Mid-Cap Equity Fund 14,858,151
TOTAL U.S. EQUITY 271,869,325
TOTAL AFFILIATED INVESTMENT COMPANIES 457,276,524
(Cost $449,463,439)
TOTAL INVESTMENTS—99.7% 457,276,524
(Cost $449,463,439)
OTHER ASSETS & LIABILITIES, NET—0.3% 1,187,682
NET ASSETS—100.0% $ 458,464,206
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 11/30/22, the total value of this security amounted to $28,067,254 or 6.1% of net assets.

Lifecycle 2065 Fund November 30, 2022
Portfolio of investments
(unaudited)
40
2022 Semiannual Report TIAA-CREF Lifecycle Funds
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.3%a
DIRECT REAL ESTATE—6.1%
135,380 b
TIAA-CREF Real Property Fund LP (purchased 9/30/20-11/14/22; cost $1,684,108) $ 1,749,107
TOTAL DIRECT REAL ESTATE 1,749,107
FIXED INCOME—0.5%
273
TIAA-CREF Core Bond Fund 2,472
191
TIAA-CREF Core Plus Bond Fund 1,724
176
TIAA-CREF Emerging Markets Debt Fund 1,396
16,874
TIAA-CREF High-Yield Fund 139,886
171
TIAA-CREF International Bond Fund 1,405
TOTAL FIXED INCOME 146,883
INTERNATIONAL EQUITY—33.3%
220,272
TIAA-CREF Emerging Markets Equity Fund 1,636,621
344,361
TIAA-CREF International Equity Fund 4,128,885
179,389
TIAA-CREF International Opportunities Fund 2,463,013
137,465
TIAA-CREF Quant International Small-Cap Equity Fund 1,334,783
TOTAL INTERNATIONAL EQUITY 9,563,302
U.S. EQUITY—59.4%
44,421
Nuveen Dividend Growth Fund 2,391,168
182,052
Nuveen Dividend Value Fund 2,769,005
135,011
Nuveen Growth Opportunities ETF 2,550,358
168,235
TIAA-CREF Growth & Income Fund 2,393,988
145,994
TIAA-CREF Large-Cap Growth Fund 2,550,508
130,882
TIAA-CREF Large-Cap Value Fund 2,766,844
40,120
TIAA-CREF Quant Small-Cap Equity Fund 687,656
68,675
TIAA-CREF Quant Small/Mid-Cap Equity Fund 929,853
TOTAL U.S. EQUITY 17,039,380
TOTAL AFFILIATED INVESTMENT COMPANIES 28,498,672
(Cost $27,876,370)
TOTAL INVESTMENTS—99.3% 28,498,672
(Cost $27,876,370)
OTHER ASSETS & LIABILITIES, NET—0.7% 187,446
NET ASSETS—100.0% $ 28,686,118
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 11/30/22, the total value of this security amounted to $1,749,107 or 6.1% of net assets.

TIAA-CREF Lifecycle Funds November 30, 2022
Statements of assets and liabilities
(unaudited)
See notes to financial statements
42
2022 Semiannual Report TIAA-CREF Lifecycle Funds
12.1
Lifecycle Retirement
Income Fund
12.2
Lifecycle 2010 Fund
12.3
Lifecycle 2015 Fund
12.4
Lifecycle 2020 Fund
ASSETS
Affiliated investments, at value
‡
$ 470,452,823 $ 901,351,169 $ 1,280,845,655 $ 2,813,458,960
Cash 721,174 326,518 818,737 2,394,918
Receivable from securities transactions 2,097,872 4,212,926 6,217,877 14,344,104
Receivable from Fund shares sold 26,262 76,153 268,727 878,413
Dividends and interest receivable 686,843 1,381,930 1,828,102 3,810,198
Due from affiliates 69,083 109,860 155,090 330,855
Other 21,675 74,850 108,428 169,304
Total assets 474,075,732 907,533,406 1,290,242,616 2,835,386,752
LIABILITIES
Management fees payable 149,505 291,473 413,308 926,119
Service agreement fees payable 29,008 53,280 72,230 138,537
Distribution fees payable 27,021 5,581 7,764 18,348
Due to affiliates 8,057 7,812 8,627 11,984
Payable for securities transactions 3,019,159 4,983,767 7,542,071 17,664,639
Payable for Fund shares redeemed 654,166 596,415 1,271,394 1,212,885
Payable for trustee compensation 21,471 74,444 107,852 168,052
Accrued expenses and other payables 20,774 33,270 41,858 76,725
Total liabilities 3,929,161 6,046,042 9,465,104 20,217,289
NET ASSETS $ 470,146,571 $ 901,487,364 $ 1,280,777,512 $ 2,815,169,463
NET ASSETS CONSIST OF:
Paid-in-capital $ 473,792,273 $ 860,990,498 $ 1,284,589,321 $ 2,792,343,558
Total distributable earnings (loss) (3,645,702) 40,496,866 (3,811,809) 22,825,905
NET ASSETS $ 470,146,571 $ 901,487,364 $ 1,280,777,512 $ 2,815,169,463
INSTITUTIONAL CLASS:
Net assets $ 186,087,184 $ 591,801,337 $ 858,247,903 $ 1,978,468,588
Outstanding shares of beneficial interest, unlimited shares
authorized ($.0001 par value) 17,399,124 58,810,197 95,631,512 213,317,963
Net asset value per share $ 10 .70 $ 10 .06 $ 8 .97 $ 9 .27
ADVISOR CLASS:
Net assets $ 579,573 $ 172,964 $ 381,345 $ 687,964
Outstanding shares of beneficial interest, unlimited shares
authorized ($.0001 par value) 54,177 17,153 42,566 74,249
Net asset value per share $ 10 .70 $ 10 .08 $ 8 .96 $ 9 .27
PREMIER CLASS:
Net assets $ 15,965,535 $ 45,728,348 $ 64,100,889 $ 152,128,213
Outstanding shares of beneficial interest, unlimited shares
authorized ($.0001 par value) 1,493,478 4,558,627 7,181,486 16,458,522
Net asset value per share $ 10 .69 $ 10 .03 $ 8 .93 $ 9 .24
RETIREMENT CLASS:
Net assets $ 142,652,882 $ 263,784,715 $ 358,047,375 $ 683,884,698
Outstanding shares of beneficial interest, unlimited shares
authorized ($.0001 par value) 13,374,452 21,215,345 30,577,704 54,862,481
Net asset value per share $ 10 .67 $ 12 .43 $ 11 .71 $ 12 .47
RETAIL CLASS:
Net assets $ 124,861,397 $ – $ – $ –
Outstanding shares of beneficial interest, unlimited shares
authorized ($.0001 par value) 11,692,752 – – –
Net asset value per share $ 10 .68 $ – $ – $ –
‡
Affiliated investments, cost $ 466,284,460 $ 874,454,436 $ 1,298,496,811 $ 2,824,196,445

See notes to financial statements

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
continued
12.5
Lifecycle 2025 Fund
12.6
Lifecycle 2030 Fund
12.7
Lifecycle 2035 Fund
12.8
Lifecycle 2040 Fund
12.9
Lifecycle 2045 Fund
13.01
Lifecycle 2050 Fund
$ 4,093,503,538 $ 4,547,726,375 $ 4,686,768,924 $ 5,650,598,372 $ 3,834,552,209 $ 2,939,243,804
3,792,716 4,927,807 5,748,667 6,311,823 4,433,904 3,425,192
23,717,147 29,048,227 34,041,036 44,901,754 32,472,197 24,683,000
1,158,053 2,656,918 3,206,697 2,205,467 3,218,461 2,859,498
4,975,226 4,569,282 3,422,938 2,363,671 786,504 324,213
487,871 587,259 654,611 868,547 592,016 476,049
183,342 181,171 182,783 234,003 94,041 60,953
4,127,817,893 4,589,697,039 4,734,025,656 5,707,483,637 3,876,149,332 2,971,072,709
1,382,287 1,563,938 1,647,915 1,984,652 1,360,402 1,035,925
179,872 188,962 175,490 207,231 117,972 84,692
27,173 31,127 32,231 36,903 26,895 19,085
14,868 15,847 16,156 18,071 14,182 12,157
28,331,627 34,001,315 38,622,134 46,958,049 31,861,778 25,679,257
1,911,896 1,648,086 2,203,999 4,836,092 2,134,517 1,518,174
181,586 179,324 180,872 231,783 92,624 59,942
102,979 109,421 109,960 124,996 74,517 56,575
32,132,288 37,738,020 42,988,757 54,397,777 35,682,887 28,465,807
$ 4,095,685,605 $ 4,551,959,019 $ 4,691,036,899 $ 5,653,085,860 $ 3,840,466,445 $ 2,942,606,902
$ 4,022,172,276 $ 4,412,383,665 $ 4,455,708,673 $ 5,249,898,329 $ 3,476,461,595 $ 2,696,402,293
73,513,329 139,575,354 235,328,226 403,187,531 364,004,850 246,204,609
$ 4,095,685,605 $ 4,551,959,019 $ 4,691,036,899 $ 5,653,085,860 $ 3,840,466,445 $ 2,942,606,902
$ 2,973,309,185 $ 3,352,264,729 $ 3,542,020,871 $ 4,307,333,866 $ 3,021,583,811 $ 2,355,420,177
307,983,242 342,601,414 354,728,584 430,079,920 242,228,263 184,816,439
$ 9 .65 $ 9 .78 $ 9 .99 $ 10 .02 $ 12 .47 $ 12 .74
$ 662,117 $ 640,540 $ 521,264 $ 293,567 $ 227,178 $ 314,471
68,637 65,486 52,306 29,355 18,219 24,685
$ 9 .65 $ 9 .78 $ 9 .97 $ 10 .00 $ 12 .47 $ 12 .74
$ 227,053,315 $ 260,184,096 $ 270,414,043 $ 309,191,736 $ 226,074,990 $ 161,069,755
23,657,318 26,767,943 27,199,493 31,007,658 18,237,104 12,706,132
$ 9 .60 $ 9 .72 $ 9 .94 $ 9 .97 $ 12 .40 $ 12 .68
$ 894,660,988 $ 938,869,654 $ 878,080,721 $ 1,036,266,691 $ 592,580,466 $ 425,802,499
68,004,361 68,504,470 60,971,350 69,113,564 48,046,354 33,798,728
$ 13 .16 $ 13 .71 $ 14 .40 $ 14 .99 $ 12 .33 $ 12 .60
$ – $ – $ – $ – $ – $ –
– – – – – –
$ – $ – $ – $ – $ – $ –
$ 4,057,245,481 $ 4,442,571,091 $ 4,460,223,709 $ 5,255,514,254 $ 3,483,516,794 $ 2,712,152,129

Statements of assets and liabilities
(unaudited)
TIAA-CREF Lifecycle Funds November 30, 2022
See notes to financial statements
44
2022 Semiannual Report TIAA-CREF Lifecycle Funds
concluded
13.1
Lifecycle 2055 Fund
13.2
Lifecycle 2060 Fund
13.3
Lifecycle 2065 Fund
ASSETS
Affiliated investments, at value
‡
$ 1,363,412,218 $ 457,276,524 $ 28,498,672
Cash 2,458,053 974,257 119,234
Receivable from securities transactions 11,433,669 3,889,814 237,816
Receivable from Fund shares sold 1,951,186 1,006,765 170,984
Dividends and interest receivable 99,515 18,810 802
Due from affiliates 228,240 87,042 18,165
Other 18,406 3,830 82
Total assets 1,379,601,287 463,257,042 29,045,755
LIABILITIES
Management fees payable 479,452 162,353 10,930
Service agreement fees payable 38,380 12,297 1,044
Distribution fees payable 9,397 2,510 284
Due to affiliates 8,739 6,814 5,908
Payable for securities transactions 12,719,939 4,458,592 332,404
Payable for Fund shares redeemed 729,428 137,124 10,279
Payable for trustee compensation 17,988 3,728 64
Accrued expenses and other payables 52,418 9,418 (1,276)
Total liabilities 14,055,741 4,792,836 359,637
NET ASSETS $ 1,365,545,546 $ 458,464,206 $ 28,686,118
NET ASSETS CONSIST OF:
Paid-in-capital $ 1,295,396,993 $ 456,056,761 $ 29,815,604
Total distributable earnings (loss) 70,148,553 2,407,445 (1,129,486)
NET ASSETS $ 1,365,545,546 $ 458,464,206 $ 28,686,118
INSTITUTIONAL CLASS:
Net assets $ 1,089,875,140 $ 373,681,868 $ 20,274,921
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 72,605,116 29,149,752 1,909,761
Net asset value per share $ 15 .01 $ 12 .82 $ 10 .62
ADVISOR CLASS:
Net assets $ 212,594 $ 247,445 $ 538,365
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 14,167 19,325 51,621
Net asset value per share $ 15 .01 $ 12 .80 $ 10 .43
PREMIER CLASS:
Net assets $ 79,513,800 $ 21,479,138 $ 2,456,123
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 5,324,454 1,681,269 234,789
Net asset value per share $ 14 .93 $ 12 .78 $ 10 .46
RETIREMENT CLASS:
Net assets $ 195,944,012 $ 63,055,755 $ 5,416,709
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 13,139,380 4,947,323 511,129
Net asset value per share $ 14 .91 $ 12 .75 $ 10 .60
‡
Affiliated investments, cost $ 1,297,530,238 $ 449,463,439 $ 27,876,370

TIAA-CREF Lifecycle Funds For the period ended November 30, 2022
Statements of operations
(unaudited)
See notes to financial statements
46
2022 Semiannual Report TIAA-CREF Lifecycle Funds
12.1
Lifecycle
Retirement Income
Fund
12.2
Lifecycle 2010
Fund
12.3
Lifecycle 2015
Fund
12.4
Lifecycle 2020
Fund
12.5
Lifecycle 2025
Fund
INVESTMENT INCOME
Dividends from affiliated investments $ 9,955,474 $ 18,909,902 $ 26,362,083 $ 54,285,921 $ 72,029,105
Total income 9,955,474 18,909,902 26,362,083 54,285,921 72,029,105
EXPENSES
Management fees 927,905 1,820,384 2,565,900 5,697,960 8,407,459
Shareholder servicing — Institutional Class 435 513 626 1,229 1,754
Shareholder servicing — Advisor Class 231 69 211 275 250
Shareholder servicing — Premier Class 49 39 41 77 96
Shareholder servicing — Retirement Class 183,555 338,992 457,400 882,602 1,132,078
Shareholder servicing — Retail Class 16,115 – – – –
Distribution fees — Premier Class 12,295 34,974 49,608 114,721 168,398
Distribution fees — Retail Class 156,161 – – – –
Registration fees 35,844 30,273 31,717 32,811 33,901
Administrative service fees 34,469 33,605 37,093 51,480 63,906
Shareholder reports 13,333 18,717 21,342 36,034 47,825
Professional fees 6,129 2,214 11,698 14,696 17,640
Trustee fees and expenses 3,410 6,646 9,373 20,635 30,146
Other expenses 58,099 97,882 128,640 261,597 371,726
Total expenses 1,448,030 2,384,308 3,313,649 7,114,117 10,275,179
Less: Expenses reimbursed by the investment adviser (128,540) (111,830) (132,974) (183,137) (225,374)
Less: Fee waiver by investment adviser and Nuveen
Securities (314,610) (725,781) (872,807) (1,951,566) (2,912,699)
Net expenses 1,004,880 1,546,697 2,307,868 4,979,414 7,137,106
Net investment income (loss) 8,950,594 17,363,205 24,054,215 49,306,507 64,891,999
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Affiliated investments (12,619,623) (17,639,429) (32,783,623) (78,453,301) (150,102,606)
Net realized gain (loss) on total investments (12,619,623) (17,639,429) (32,783,623) (78,453,301) (150,102,606)
Change in unrealized appreciation (depreciation) on:
Affiliated investments (9,693,287) (25,392,103) (27,424,824) (48,886,241) (22,536,385)
Net change in unrealized appreciation (depreciation) on
total investments (9,693,287) (25,392,103) (27,424,824) (48,886,241) (22,536,385)
Net realized and unrealized gain (loss) on total
investments (22,312,910) (43,031,532) (60,208,447) (127,339,542) (172,638,991)
Net increase (decrease) in net assets from operations $ (13,362,316) $ (25,668,327) $ (36,154,232) $ (78,033,035) $ (107,746,992)

See notes to financial statements

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
continued
12.6
Lifecycle 2030
Fund
12.7
Lifecycle 2035
Fund
12.8
Lifecycle 2040
Fund
12.9
Lifecycle 2045
Fund
13.01
Lifecycle 2050
Fund
13.1
Lifecycle 2055
Fund
13.2
Lifecycle 2060
Fund
$ 69,822,417 $ 61,575,975 $ 62,091,818 $ 35,975,843 $ 24,915,860 $ 11,046,783 $ 3,556,636
69,822,417 61,575,975 62,091,818 35,975,843 24,915,860 11,046,783 3,556,636
9,356,115 9,718,709 11,534,472 7,803,605 5,880,604 2,677,084 882,297
1,853 1,958 2,262 1,766 1,545 1,150 718
175 212 96 53 194 41 76
120 106 132 93 85 54 41
1,181,619 1,084,019 1,275,660 722,246 517,238 231,115 72,615
– – – – – – –
189,377 195,759 222,909 160,620 113,626 55,246 14,336
– – – – – – –
32,243 32,846 34,274 34,137 31,260 30,023 30,649
67,982 69,183 77,022 60,270 51,669 37,230 29,071
51,822 53,282 62,306 46,178 40,283 26,460 18,462
18,621 18,959 20,688 17,148 15,265 12,060 10,217
33,197 34,093 40,195 27,120 20,393 9,246 3,037
405,039 413,097 482,136 326,781 247,965 123,079 52,736
11,338,163 11,622,223 13,752,152 9,200,017 6,920,127 3,202,788 1,114,255
(238,152) (243,701) (275,967) (218,564) (188,055) (139,264) (111,967)
(3,500,302) (3,897,901) (4,967,914) (3,483,490) (2,761,056) (1,256,152) (428,484)
7,599,709 7,480,621 8,508,271 5,497,963 3,971,016 1,807,372 573,804
62,222,708 54,095,354 53,583,547 30,477,880 20,944,844 9,239,411 2,982,832
(196,851,867) (245,936,161) (311,357,736) (204,764,647) (146,444,636) (67,042,131) (23,346,755)
(196,851,867) (245,936,161) (311,357,736) (204,764,647) (146,444,636) (67,042,131) (23,346,755)
24,910,028 98,429,334 170,787,657 118,186,947 85,190,501 42,929,708 17,467,654
24,910,028 98,429,334 170,787,657 118,186,947 85,190,501 42,929,708 17,467,654
(171,941,839) (147,506,827) (140,570,079) (86,577,700) (61,254,135) (24,112,423) (5,879,101)
$ (109,719,131) $ (93,411,473) $ (86,986,532) $ (56,099,820) $ (40,309,291) $ (14,873,012) $ (2,896,269)

Statements of operations
(unaudited)
TIAA-CREF Lifecycle Funds For the period ended November 30, 2022
See notes to financial statements
48
2022 Semiannual Report TIAA-CREF Lifecycle Funds
concluded
13.3
Lifecycle 2065 Fund
INVESTMENT INCOME
Dividends from affiliated investments $ 211,961
Total income 211,961
EXPENSES
Management fees 54,056
Shareholder servicing — Institutional Class 184
Shareholder servicing — Advisor Class 18
Shareholder servicing — Premier Class 21
Shareholder servicing — Retirement Class 5,587
Distribution fees — Premier Class 1,567
Registration fees 28,638
Administrative service fees 25,310
Professional fees 7,832
Shareholder reports 7,413
Trustee fees and expenses 167
Other expenses 14,403
Total expenses 145,196
Less: Expenses reimbursed by the investment adviser (81,957)
Less: Fee waiver by investment adviser and Nuveen Securities (26,744)
Net expenses 36,495
Net investment income (loss) 175,466
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Affiliated investments (2,188,124)
Net realized gain (loss) on total investments (2,188,124)
Change in unrealized appreciation (depreciation) on:
Affiliated investments 2,160,585
Net change in unrealized appreciation (depreciation) on total investments 2,160,585
Net realized and unrealized gain (loss) on total investments (27,539)
Net increase (decrease) in net assets from operations $ 147,927

TIAA-CREF Lifecycle Funds For the period or year ended
Statements of changes in net assets
See notes to financial statements
50
2022 Semiannual Report TIAA-CREF Lifecycle Funds
12.1
Lifecycle Retirement Income Fund
12.2
Lifecycle 2010 Fund
November 30, 2022 May 31, 2022 November 30, 2022 May 31, 2022
(unaudited) (unaudited)
OPERATIONS
Net investment income (loss) $ 8,950,594 $ 13,549,031 $ 17,363,205 $ 26,941,619
Net realized gain (loss) on total investments (12,619,623) 22,447,482 (17,639,429) 59,492,400
Net change in unrealized appreciation (depreciation) on
total investments (9,693,287) (74,014,563) (25,392,103) (158,163,873)
Net increase (decrease) in net assets from operations (13,362,316) (38,018,050) (25,668,327) (71,729,854)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Institutional Class
Institutional Class (3,632,982) (20,368,059) – (79,301,833)
Advisor Class
Advisor Class (9,848) (77,250) – (17,924)
Premier Class
Premier Class (277,116) (1,323,354) – (5,444,960)
Retirement Class
Retirement Class (2,416,491) (13,344,233) – (26,904,852)
Retail Class
Retail Class (2,044,452) (10,319,340) – –
Total distributions (8,380,889) (45,432,236) – (111,669,569)
SHAREHOLDER TRANSACTIONS
Subscriptions: Institutional Class 7,743,732 64,956,781 10,093,232 58,676,210
Advisor Class
Advisor Class 23,540 872,339 – 40,999
Premier Class
Premier Class 375,824 7,254,130 1,050,880 7,217,688
Retirement Class
Retirement Class 4,104,852 6,371,163 3,472,207 16,208,559
Retail Class
Retail Class 3,219,412 10,352,335 – –
Reinvestments of distributions: Institutional Class 3,603,372 20,233,170 – 79,291,903
Advisor Class
Advisor Class 8,106 68,492 – 6,462
Premier Class
Premier Class 276,766 1,321,773 – 5,444,960
Retirement Class
Retirement Class 2,416,491 13,344,233 – 26,904,852
Retail Class
Retail Class 1,988,193 9,997,096 – –
Redemptions: Institutional Class (37,981,499) (70,948,029) (101,932,677) (146,447,146)
Advisor Class
Advisor Class (37,775) (806,496) – (5,478)
Premier Class
Premier Class (1,607,027) (7,738,929) (4,237,977) (32,019,270)
Retirement Class
Retirement Class (15,139,698) (37,916,338) (23,168,945) (73,000,609)
Retail Class
Retail Class (6,338,960) (13,687,705) – –
Net increase (decrease) from shareholder transactions (37,344,671) 3,674,015 (114,723,280) (57,680,870)
Net increase (decrease) in net assets (59,087,876) (79,776,271) (140,391,607) (241,080,293)
NET ASSETS
Beginning of period 529,234,447 609,010,718 1,041,878,971 1,282,959,264
End of period $ 470,146,571 $ 529,234,447 $ 901,487,364 $ 1,041,878,971
CHANGE IN FUND SHARES
Shares sold: Institutional Class 720,852 5,093,690 1,021,253 5,023,114
Advisor Class
Advisor Class 2,200 69,747 – 3,621
Premier Class
Premier Class 35,440 599,871 106,897 642,907
Retirement Class
Retirement Class 393,700 508,539 285,227 1,133,657
Retail Class
Retail Class 302,647 829,780 – –
Shares reinvested: Institutional Class 349,788 1,663,321 — 7,111,381
Advisor Class
Advisor Class 787 5,634 – 578
Premier Class
Premier Class 26,873 108,627 – 489,215
Retirement Class
Retirement Class 235,286 1,099,644 – 1,948,215
Retail Class
Retail Class 193,315 822,805 – –
Shares redeemed: Institutional Class (3,619,809) (5,927,678) (10,311,812) (12,621,540)
Advisor Class
Advisor Class (3,425) (67,294) – (491)
Premier Class
Premier Class (151,628) (622,368) (432,129) (2,646,518)
Retirement Class
Retirement Class (1,441,540) (3,097,503) (1,900,746) (5,133,914)
Retail Class
Retail Class (597,104) (1,119,182) – –
Net increase (decrease) from shareholder transactions (3,552,618) (32,367) (11,231,310) (4,049,775)

See notes to financial statements

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
continued
12.3
Lifecycle 2015 Fund
12.4
Lifecycle 2020 Fund
12.5
Lifecycle 2025 Fund
12.6
Lifecycle 2030 Fund
November 30,
2022 May 31, 2022
November 30,
2022 May 31, 2022
November 30,
2022 May 31, 2022
November 30,
2022 May 31, 2022
(unaudited) (unaudited) (unaudited) (unaudited)
$ 24,054,215 $ 37,029,996 $ 49,306,507 $ 77,599,618 $ 64,891,999 $ 103,083,676 $ 62,222,708 $ 102,981,829
(32,783,623) 87,533,157 (78,453,301) 203,490,472 (150,102,606) 319,406,199 (196,851,867) 394,904,054
(27,424,824) (228,041,271) (48,886,241) (525,099,654) (22,536,385) (798,711,133) 24,910,028 (935,032,311)
(36,154,232) (103,478,118) (78,033,035) (244,009,564) (107,746,992) (376,221,258) (109,719,131) (437,146,428)
– – – – – – – –
– (106,959,992) – (256,343,041) – (380,804,874) – (437,831,967)
– (39,839) – (53,457) – (43,970) – (61,587)
– (7,688,659) – (18,654,021) – (26,753,172) – (29,995,512)
– (32,608,089) – (64,591,406) – (79,998,508) – (85,359,273)
– – – – – – – –
– (147,296,579) – (339,641,925) – (487,600,524) – (553,248,339)
11,464,904 50,196,899 39,940,757 152,100,452 76,215,929 258,741,518 123,272,135 343,831,067
– 175,000 221,349 168,960 280,258 30,944 155,481 125,669
1,029,266 7,878,198 4,436,650 22,751,832 10,936,401 40,209,994 13,720,965 46,133,714
15,314,708 25,841,707 6,157,164 38,342,851 13,845,698 64,386,912 20,688,674 66,854,810
– – – – – – – –
– 106,768,180 – 255,911,089 – 379,028,275 – 437,033,952
– 29,142 – 42,012 – 32,026 – 48,642
– 7,688,659 – 18,647,903 – 26,753,132 – 29,995,512
– 32,608,089 – 64,587,181 – 79,995,939 – 85,358,315
– – – – – – – –
(133,953,257) (192,279,261) (309,791,841) (388,312,165) (510,769,943) (400,732,044) (560,605,589) (359,646,334)
– – (25,006) (351,054) (7,128) (148,621) (354) (88,684)
(6,261,762) (48,490,682) (14,122,172) (98,479,847) (14,861,132) (123,448,064) (13,715,974) (130,631,782)
(41,533,549) (103,670,534) (67,533,246) (207,792,659) (70,178,969) (227,624,303) (68,601,832) (223,239,881)
– – – – – – – –
(153,939,690) (113,254,603) (340,716,345) (142,383,445) (494,538,886) 97,225,708 (485,086,494) 295,775,000
(190,093,922) (364,029,300) (418,749,380) (726,034,934) (602,285,878) (766,596,074) (594,805,625) (694,619,767)
1,470,871,434 1,834,900,734 3,233,918,843 3,959,953,777 4,697,971,483 5,464,567,557 5,146,764,644 5,841,384,411
$ 1,280,777,512 $ 1,470,871,434 $ 2,815,169,463 $ 3,233,918,843 $ 4,095,685,605 $ 4,697,971,483 $ 4,551,959,019 $ 5,146,764,644
1,313,041 4,837,755 4,365,062 14,043,786 8,085,453 22,978,555 12,887,230 30,071,947
– 16,038 24,593 14,711 29,783 2,770 15,680 10,610
116,624 785,970 489,956 2,128,099 1,170,743 3,623,408 1,457,932 4,124,063
1,340,343 1,934,172 503,040 2,669,296 1,081,505 4,261,456 1,551,369 4,210,167
– – – – – – – –
— 10,708,945 — 24,749,622 — 35,095,211 — 39,766,511
– 2,926 – 4,063 – 2,965 – 4,426
– 774,286 – 1,806,967 – 2,488,663 – 2,744,328
– 2,500,620 – 4,636,553 – 5,423,454 – 5,535,559
– – – – – – – –
(15,224,174) (18,601,692) (34,068,798) (36,674,302) (54,108,580) (36,611,176) (58,821,896) (32,258,878)
– – (2,881) (30,785) (797) (13,110) (39) (8,466)
(723,066) (4,560,902) (1,567,305) (8,921,550) (1,603,821) (10,807,226) (1,458,213) (11,042,822)
(3,619,851) (7,821,062) (5,560,271) (14,638,656) (5,482,262) (15,183,640) (5,183,898) (14,285,202)
– – – – – – – –
(16,797,083) (9,422,944) (35,816,604) (10,212,196) (50,827,976) 11,261,330 (49,551,835) 28,872,243

Statements of changes in net assets
TIAA-CREF Lifecycle Funds For the period or year ended
See notes to financial statements
52
2022 Semiannual Report TIAA-CREF Lifecycle Funds
continued
continued
continued
12.7
Lifecycle 2035 Fund
12.8
Lifecycle 2040 Fund
November 30, 2022 May 31, 2022 November 30, 2022 May 31, 2022
(unaudited) (unaudited)
OPERATIONS
Net investment income (loss) $ 54,095,354 $ 98,083,258 $ 53,583,547 $ 109,063,084
Net realized gain (loss) on total investments (245,936,161) 457,016,011 (311,357,736) 600,997,864
Net change in unrealized appreciation (depreciation) on
total investments 98,429,334 (1,033,105,549) 170,787,657 (1,293,667,975)
Net increase (decrease) in net assets from operations (93,411,473) (478,006,280) (86,986,532) (583,607,027)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Institutional Class
Institutional Class – (496,360,782) – (638,658,275)
Advisor Class
Advisor Class – (52,417) – (32,522)
Premier Class
Premier Class – (34,545,686) – (43,722,661)
Retirement Class
Retirement Class – (81,745,103) – (102,004,924)
Total distributions – (612,703,988) – (784,418,382)
SHAREHOLDER TRANSACTIONS
Subscriptions: Institutional Class 145,679,268 371,177,950 169,833,477 379,833,667
Advisor Class
Advisor Class 86,754 36,497 58,541 35,502
Premier Class
Premier Class 13,069,673 46,025,870 12,901,683 46,889,238
Retirement Class
Retirement Class 18,951,108 62,199,522 20,401,946 49,462,497
Reinvestments of distributions: Institutional Class – 495,763,411 – 638,065,449
Advisor Class
Advisor Class – 38,208 – 16,950
Premier Class
Premier Class – 34,545,687 – 43,722,138
Retirement Class
Retirement Class – 81,745,103 – 101,973,720
Redemptions: Institutional Class (633,966,052) (366,942,911) (644,646,429) (388,075,690)
Advisor Class
Advisor Class (7,305) (8,001) (1,794) (64,467)
Premier Class
Premier Class (16,092,710) (141,930,250) (14,870,765) (146,871,580)
Retirement Class
Retirement Class (48,861,643) (209,077,226) (55,693,966) (249,877,458)
Net increase (decrease) from shareholder transactions (521,140,907) 373,573,860 (512,017,307) 475,109,966
Net increase (decrease) in net assets (614,552,380) (717,136,408) (599,003,839) (892,915,443)
NET ASSETS
Beginning of period 5,305,589,279 6,022,725,687 6,252,089,699 7,145,005,142
End of period $ 4,691,036,899 $ 5,305,589,279 $ 5,653,085,860 $ 6,252,089,699
CHANGE IN FUND SHARES
Shares sold: Institutional Class 15,131,677 31,843,272 17,696,240 32,492,908
Advisor Class
Advisor Class 8,858 3,237 5,886 3,137
Premier Class
Premier Class 1,372,386 3,965,620 1,367,644 4,037,072
Retirement Class
Retirement Class 1,366,706 3,739,851 1,425,527 2,860,690
Shares reinvested: Institutional Class — 44,146,341 — 56,666,558
Advisor Class
Advisor Class – 3,405 – 1,507
Premier Class
Premier Class – 3,084,436 – 3,893,334
Retirement Class
Retirement Class – 5,036,667 – 6,033,948
Shares redeemed: Institutional Class (65,398,606) (32,207,800) (66,745,187) (34,139,265)
Advisor Class
Advisor Class (720) (714) (182) (5,338)
Premier Class
Premier Class (1,699,086) (11,654,409) (1,561,729) (12,145,236)
Retirement Class
Retirement Class (3,533,937) (12,642,694) (3,870,225) (14,476,480)
Net increase (decrease) from shareholder transactions (52,752,722) 35,317,212 (51,682,026) 45,222,835

See notes to financial statements

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
continued
12.9
Lifecycle 2045 Fund
13.01
Lifecycle 2050 Fund
13.1
Lifecycle 2055 Fund
13.2
Lifecycle 2060 Fund
November 30,
2022 May 31, 2022
November 30,
2022 May 31, 2022
November 30,
2022 May 31, 2022
November 30,
2022 May 31, 2022
(unaudited) (unaudited) (unaudited) (unaudited)
$ 30,477,880 $ 68,068,368 $ 20,944,844 $ 49,206,030 $ 9,239,411 $ 21,082,701 $ 2,982,832 $ 6,385,410
(204,764,647) 416,098,472 (146,444,636) 307,013,484 (67,042,131) 126,410,721 (23,346,755) 33,524,440
118,186,947 (884,016,468) 85,190,501 (657,604,318) 42,929,708 (282,297,754) 17,467,654 (82,809,174)
(56,099,820) (399,849,628) (40,309,291) (301,384,804) (14,873,012) (134,804,332) (2,896,269) (42,899,324)
– – – – – – – –
– (424,578,191) – (299,794,302) – (113,893,879) – (28,362,442)
– (20,597) – (33,565) – (16,266) – (16,960)
– (29,929,350) – (20,282,431) – (8,521,898) – (1,640,428)
– (81,517,458) – (54,655,174) – (20,883,417) – (4,864,206)
– (536,045,596) – (374,765,472) – (143,315,460) – (34,884,036)
141,471,356 363,983,500 134,596,531 296,761,919 102,479,998 205,641,316 61,617,345 114,913,785
72,718 61,674 40,710 361,859 60,358 22,678 41,180 28,300
14,018,185 43,883,742 11,726,908 35,328,256 7,112,950 20,559,715 3,945,189 9,584,808
19,266,856 46,177,270 17,088,184 39,623,443 12,139,368 25,031,044 7,494,286 16,984,215
– 423,819,514 – 299,563,125 – 113,667,316 – 28,323,915
– 3,010 – 16,645 – 796 – 5,200
– 29,929,349 – 20,278,896 – 8,520,147 – 1,628,720
– 81,503,696 – 54,655,174 – 20,877,867 – 4,863,057
(426,183,747) (248,768,014) (275,898,456) (150,432,796) (128,122,401) (61,631,484) (50,393,555) (28,941,694)
(11,923) (12,685) (276,696) (96,314) (857) (23) (55) (29,743)
(9,981,817) (109,034,656) (8,935,109) (66,445,060) (3,627,981) (30,202,499) (1,381,154) (7,548,888)
(32,399,903) (151,886,506) (25,293,410) (105,962,482) (9,334,394) (47,958,670) (3,860,727) (14,907,626)
(293,748,275) 479,659,894 (146,951,338) 423,652,665 (19,292,959) 254,528,203 17,462,509 124,904,049
(349,848,095) (456,235,330) (187,260,629) (252,497,611) (34,165,971) (23,591,589) 14,566,240 47,120,689
4,190,314,540 4,646,549,870 3,129,867,531 3,382,365,142 1,399,711,517 1,423,303,106 443,897,966 396,777,277
$ 3,840,466,445 $ 4,190,314,540 $ 2,942,606,902 $ 3,129,867,531 $ 1,365,545,546 $ 1,399,711,517 $ 458,464,206 $ 443,897,966
11,916,421 24,969,570 11,105,293 19,978,756 7,190,432 11,839,213 5,069,209 7,796,785
5,870 4,268 3,195 24,867 4,040 1,340 3,234 1,967
1,191,522 3,010,126 985,804 2,358,856 506,974 1,180,758 326,428 651,727
1,640,549 3,164,604 1,425,662 2,665,561 854,265 1,440,198 618,139 1,165,981
— 30,143,635 — 20,831,928 — 6,709,995 — 1,957,423
– 214 – 1,157 – 47 – 360
– 2,139,339 – 1,415,136 – 504,748 – 112,792
– 5,850,947 – 3,835,451 – 1,237,574 – 337,244
(35,479,868) (17,772,833) (22,532,053) (10,516,356) (8,868,190) (3,684,574) (4,061,161) (2,040,940)
(965) (964) (23,539) (5,952) (59) (1) (5) (1,903)
(849,818) (7,215,317) (748,636) (4,358,794) (257,575) (1,715,537) (116,500) (519,134)
(2,752,866) (10,402,406) (2,110,596) (7,089,620) (662,323) (2,726,891) (325,270) (1,023,654)
(24,329,155) 33,891,183 (11,894,870) 29,140,990 (1,232,436) 14,786,870 1,514,074 8,438,648

Statements of changes in net assets
TIAA-CREF Lifecycle Funds For the period or year ended
See notes to financial statements
54
2022 Semiannual Report TIAA-CREF Lifecycle Funds
concluded
13.3
Lifecycle 2065 Fund
November 30, 2022 May 31, 2022
(unaudited)
OPERATIONS
Net investment income (loss) $ 175,466 $ 159,835
Net realized gain (loss) on total investments (2,188,124) 560,384
Net change in unrealized appreciation (depreciation) on total investments 2,160,585 (2,556,188)
Net increase (decrease) in net assets from operations 147,927 (1,835,969)
DISTRIBUTIONS TO SHAREHOLDERS – –
Institutional Class
Institutional Class – (514,419)
Advisor Class
Advisor Class – (43,385)
Premier Class
Premier Class – (50,862)
Retirement Class
Retirement Class – (75,261)
Total distributions – (683,927)
SHAREHOLDER TRANSACTIONS
Subscriptions: Institutional Class 9,344,007 16,260,732
Advisor Class
Advisor Class 24,298 –
Premier Class
Premier Class 958,014 1,365,228
Retirement Class
Retirement Class 2,295,648 3,673,748
Reinvestments of distributions: Institutional Class – 261,127
Premier Class
Premier Class – 9,085
Retirement Class
Retirement Class – 39,549
Redemptions: Institutional Class (6,761,320) (1,902,277)
Advisor Class
Advisor Class (7,398) –
Premier Class
Premier Class (292,370) (128,143)
Retirement Class
Retirement Class (777,539) (272,297)
Net increase (decrease) from shareholder transactions 4,783,340 19,306,752
Net increase (decrease) in net assets 4,931,267 16,786,856
NET ASSETS
Beginning of period 23,754,851 6,967,995
End of period $ 28,686,118 $ 23,754,851
CHANGE IN FUND SHARES
Shares sold: Institutional Class 927,028 1,392,373
Advisor Class
Advisor Class 2,347 –
Premier Class
Premier Class 96,771 121,522
Retirement Class
Retirement Class 227,868 314,556
Shares reinvested: Institutional Class — 21,833
Premier Class
Premier Class – 769
Retirement Class
Retirement Class – 3,301
Shares redeemed: Institutional Class (654,810) (163,809)
Advisor Class
Advisor Class (726) –
Premier Class
Premier Class (30,488) (12,187)
Retirement Class
Retirement Class (76,601) (22,578)
Net increase (decrease) from shareholder transactions 491,389 1,655,780

TIAA-CREF Lifecycle Funds
Financial highlights
See notes to financial statements
56
2022 Semiannual Report TIAA-CREF Lifecycle Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
12.1
LIFECYCLE RETIREMENT INCOME FUND
Institutional Class: 11/30/22
#
$ 11.14 $ 0.20 $ (0.45) $ (0.25) $ (0.19) $ — $ (0.19) $ 10.70
5/31/22 12.81 0.29 (1.02) (0.73) (0.38) (0.56) (0.94) 11.14
5/31/21 11.52 0.23 1.76 1.99 (0.31) (0.39) (0.70) 12.81
5/31/20 11.29 0.33 0 .36 0.69 (0.29) (0.17) (0.46) 11.52
5/31/19 11.68 0.29 (0.04) 0.25 (0.32) (0.32) (0.64) 11.29
5/31/18 11.40 0.26 0.43 0.69 (0.31) (0.10) (0.41) 11.68
Advisor Class: 11/30/22
#
11.14 0.20 (0.46) (0.26) (0.18) — (0.18) 10.70
5/31/22 12.81 0.30 (1.04) (0.74) (0.37) (0.56) (0.93) 11.14
5/31/21 11.52 0.20 1.78 1.98 (0.30) (0 .39) (0.69) 12.81
5/31/20 11.29 0.32 0.36 0.68 (0.28) (0.17) (0.45) 11.52
5/31/19 11.68 0.30 (0.05) 0.25 (0.32) (0.32) (0.64) 11.29
5/31/18 11.41 0.25 0.43 0.68 (0.31) (0.10) (0.41) 11.68
Premier Class: 11/30/22
#
11.13 0.19 (0.45) (0.26) (0.18) — (0.18) 10.69
5/31/22 12.80 0.27 (1.01) (0.74) (0.37) (0.56) (0.93) 11.13
5/31/21 11.51 0.21 1.76 1.97 (0.29) (0.39) (0.68) 12.80
5/31/20 11.28 0.31 0.36 0.67 (0.27) (0.17) (0.44) 11.51
5/31/19 11.67 0.27 (0.03) 0.24 (0.31) (0.32) (0.63) 11.28
5/31/18 11.40 0.25 0.42 0.67 (0.30) (0.10) (0.40) 11.67
Retirement Class: 11/30/22
#
11.11 0.19 (0.46) (0.27) (0.17) — (0.17) 10.67
5/31/22 12.78 0.26 (1.02) (0.76) (0.35) (0.56) (0.91) 11.11
5/31/21 11.49 0.20 1.76 1.96 (0.28) (0.39) (0.67) 12.78
5/31/20 11.26 0.30 0.36 0.66 (0.26) (0.17) (0.43) 11.49
5/31/19 11.65 0.26 (0.04) 0.22 (0.29) (0.32) (0.61) 11.26
5/31/18 11.38 0.23 0.43 0.66 (0.29) (0.10) (0.39) 11.65
Retail Class: 11/30/22
#
11.12 0 .19 (0.46) (0.27) (0.17) — (0.17) 10.68
5/31/22 12.79 0.26 (1.02) (0.76) (0.35) (0.56) (0.91) 11.12
5/31/21 11.51 0.20 1.75 1.95 (0.28) (0.39) (0.67) 12.79
5/31/20 11.27 0.30 0.37 0.67 (0.26) (0.17) (0.43) 11.51
5/31/19 11.66 0.26 (0.04) 0.22 (0.29) (0.32) (0.61) 11.27
5/31/18 11.39 0.23 0.43 0.66 (0.29) (0 .10) (0.39) 11.66
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
(2.19) %
b
$ 186,087 0.44%
c,g
0.26%
c,g
3.79%
c
11%
b
(6.25) 222,227 0.43
g
0.26
g
2.37 28
17.67 244,923 0.43
g
0.29
g
1.87 41
6.14 219,016 0.48
g
0.33
g
2.84 30
2.48 192,832 0.38
f
0.22
f
2.52 25
6.02 202,413 0.15
e
0.00
e
2.24 18
(2.22)
b
580 0.52
c,g
0.35
c,g
3.67
c
11
b
(6.33) 609 0.50
g
0.34
g
2.44 28
17.57 596 0.52
g
0.38
g
1.63 41
6.04 310 0.57
g
0.42
g
2.74 30
2.43 296 0.47
f
0.31
f
2.68 25
5.91 216 0.18
e
0.03
e
2.14 18
(2.27)
b
15,966 0.59
c,g
0.42
c,g
3.62
c
11
b
(6.40) 17,624 0.58
g
0.41
g
2.17 28
17.51 19,161 0.58
g
0.44
g
1.71 41
5.97 17,410 0.63
g
0.48
g
2.69 30
2.33 28,947 0.53
f
0.37
f
2.40 25
5.77 36,733 0.30
e
0.15
e
2.11 18
(2.32)
b
142,653 0.69
c,g
0.52
c,g
3.52
c
11
b
(6.49) 157,609 0.68
g
0.50
g
2.11 28
17.43 200,300 0.68
g
0.54
g
1.61 41
5.88 179,106 0.73
g
0.58
g
2.59 30
2.23 179,625 0.63
f
0.48
f
2.27 25
5.68 192,819 0.40
e
0.25
e
2.00 18
(2.33)
b
124,861 0.71
c,g
0.52
c,g
3.51
c
11
b
(6.49) 131,167 0.70
g
0.51
g
2.10 28
17.31 144,030 0.71
g
0.54
g
1.62 41
5.97 122,730 0.75
g
0.58
g
2.58 30
2.14 117,869 0.66
f
0.48
f
2.28 25
5.76 115,783 0.43
e
0.25
e
2.00 18

Financial highlights
TIAA-CREF Lifecycle Funds
See notes to financial statements
58
2022 Semiannual Report TIAA-CREF Lifecycle Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
12.2
LIFECYCLE 2010 FUND
Institutional Class: 11/30/22
#
$ 10 .29 $ 0 .18 $ ( 0 .41 ) $ ( 0 .23 ) $ — $ — $ — $ 10 .06
5/31/22 12 .20 0 .27 ( 0 .94 ) ( 0 .67 ) ( 0 .41 ) ( 0 .83 ) ( 1 .24 ) 10 .29
5/31/21 11 .27 0 .22 1 .73 1 .95 ( 0 .34 ) ( 0 .68 ) ( 1 .02 ) 12 .20
5/31/20 11 .14 0 .32 0 .38 0 .70 ( 0 .30 ) ( 0 .27 ) ( 0 .57 ) 11 .27
5/31/19 11 .65 0 .28 ( 0 .06 ) 0 .22 ( 0 .35 ) ( 0 .38 ) ( 0 .73 ) 11 .14
5/31/18 11 .48 0 .26 0 .47 0 .73 ( 0 .33 ) ( 0 .23 ) ( 0 .56 ) 11 .65
Advisor Class: 11/30/22
#
10 .32 0 .18 ( 0 .42 ) ( 0 .24 ) — — — 10 .08
5/31/22 12 .22 0 .26 ( 0 .93 ) ( 0 .67 ) ( 0 .40 ) ( 0 .83 ) ( 1 .23 ) 10 .32
5/31/21 11 .30 0 .22 1 .71 1 .93 ( 0 .33 ) ( 0 .68 ) ( 1 .01 ) 12 .22
5/31/20 11 .15 0 .19 0 .53 0 .72 ( 0 .30 ) ( 0 .27 ) ( 0 .57 ) 11 .30
5/31/19 11 .66 0 .27 ( 0 .06 ) 0 .21 ( 0 .34 ) ( 0 .38 ) ( 0 .72 ) 11 .15
5/31/18 11 .48 0 .26 0 .48 0 .74 ( 0 .33 ) ( 0 .23 ) ( 0 .56 ) 11 .66
Premier Class: 11/30/22
#
10 .27 0 .18 ( 0 .42 ) ( 0 .24 ) — — — 10 .03
5/31/22 12 .17 0 .25 ( 0 .94 ) ( 0 .69 ) ( 0 .38 ) ( 0 .83 ) ( 1 .21 ) 10 .27
5/31/21 11 .24 0 .20 1 .73 1 .93 ( 0 .32 ) ( 0 .68 ) ( 1 .00 ) 12 .17
5/31/20 11 .11 0 .31 0 .37 0 .68 ( 0 .28 ) ( 0 .27 ) ( 0 .55 ) 11 .24
5/31/19 11 .62 0 .27 ( 0 .07 ) 0 .20 ( 0 .33 ) ( 0 .38 ) ( 0 .71 ) 11 .11
5/31/18 11 .45 0 .24 0 .47 0 .71 ( 0 .31 ) ( 0 .23 ) ( 0 .54 ) 11 .62
Retirement Class: 11/30/22
#
12 .73 0 .21 ( 0 .51 ) ( 0 .30 ) — — — 12 .43
5/31/22 14 .80 0 .30 ( 1 .17 ) ( 0 .87 ) ( 0 .37 ) ( 0 .83 ) ( 1 .20 ) 12 .73
5/31/21 13 .48 0 .23 2 .07 2 .30 ( 0 .30 ) ( 0 .68 ) ( 0 .98 ) 14 .80
5/31/20 13 .22 0 .35 0 .45 0 .80 ( 0 .27 ) ( 0 .27 ) ( 0 .54 ) 13 .48
5/31/19 13 .68 0 .30 ( 0 .07 ) 0 .23 ( 0 .31 ) ( 0 .38 ) ( 0 .69 ) 13 .22
5/31/18 13 .39 0 .27 0 .55 0 .82 ( 0 .30 ) ( 0 .23 ) ( 0 .53 ) 13 .68
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 2 .24 ) %
b
$ 591,801 0 .42%
c ,g
0 .24%
c ,g
3 .69%
c
10%
b
( 6 .34 ) 700,875 0 .41
g
0 .26
g
2 .34 21
17 .75 836,684 0 .42
g
0 .29
g
1 .84 38
6 .29 720,990 0 .46
g
0 .33
g
2 .85 28
2 .26 675,843 0 .35
f
0 .23
f
2 .50 22
6 .45 698,687 0 .12
e
0.00
e
2 .23 21
( 2 .33 )
b
173 0 .50
c ,g
0 .33
c ,g
3 .60
c
10
b
( 6 .32 ) 177 0 .48
g
0 .33
g
2 .29 21
17 .57 164 0 .49
g
0 .36
g
1 .81 38
6 .45 144 0 .56
g
0 .37
g
1 .67 28
2 .33 131 0 .39
f
0 .27
f
2 .39 22
6 .44 117 0 .13
e
0 .01
e
2 .24 21
( 2 .34 )
b
45,728 0 .57
c ,g
0 .39
c ,g
3 .54
c
10
b
( 6 .45 ) 50,141 0 .56
g
0 .41
g
2 .16 21
17 .62 77,845 0 .57
g
0 .44
g
1 .70 38
6 .10 73,048 0 .61
g
0 .48
g
2 .68 28
2 .10 112,673 0 .50
f
0 .37
f
2 .39 22
6 .31 147,851 0 .27
e
0 .15
e
2 .09 21
( 2 .36 )
b
263,785 0 .67
c ,g
0 .49
c ,g
3 .44
c
10
b
( 6 .56 ) 290,686 0 .66
g
0 .51
g
2 .09 21
17 .45 368,266 0 .67
g
0 .54
g
1 .62 38
6 .02 353,355 0 .71
g
0 .58
g
2 .58 28
2 .01 374,999 0 .60
f
0 .48
f
2 .26 22
6 .16 409,891 0 .37
e
0 .25
e
1 .97 21

Financial highlights
TIAA-CREF Lifecycle Funds
See notes to financial statements
60
2022 Semiannual Report TIAA-CREF Lifecycle Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
12.3
LIFECYCLE 2015 FUND
Institutional Class: 11/30/22
#
$ 9 .18 $ 0 .16 $ ( 0 .37 ) $ ( 0 .21 ) $ — $ — $ — $ 8 .97
5/31/22 10 .81 0 .23 ( 0 .85 ) ( 0 .62 ) ( 0 .36 ) ( 0 .65 ) ( 1 .01 ) 9 .18
5/31/21 9 .62 0 .19 1 .66 1 .85 ( 0 .30 ) ( 0 .36 ) ( 0 .66 ) 10 .81
5/31/20 9 .45 0 .27 0 .34 0 .61 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 9 .62
5/31/19 10 .05 0 .24 ( 0 .10 ) 0 .14 ( 0 .30 ) ( 0 .44 ) ( 0 .74 ) 9 .45
5/31/18 9 .97 0 .22 0 .48 0 .70 ( 0 .29 ) ( 0 .33 ) ( 0 .62 ) 10 .05
Advisor Class: 11/30/22
#
9 .17 0 .15 ( 0 .36 ) ( 0 .21 ) — — — 8 .96
5/31/22 10 .81 0 .22 ( 0 .86 ) ( 0 .64 ) ( 0 .35 ) ( 0 .65 ) ( 1 .00 ) 9 .17
5/31/21 9 .61 0 .18 1 .67 1 .85 ( 0 .29 ) ( 0 .36 ) ( 0 .65 ) 10 .81
5/31/20 9 .45 0 .26 0 .34 0 .60 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 9 .61
5/31/19 10 .05 0 .23 ( 0 .09 ) 0 .14 ( 0 .30 ) ( 0 .44 ) ( 0 .74 ) 9 .45
5/31/18 9 .96 0 .22 0 .49 0 .71 ( 0 .29 ) ( 0 .33 ) ( 0 .62 ) 10 .05
Premier Class: 11/30/22
#
9 .14 0 .15 ( 0 .36 ) ( 0 .21 ) — — — 8 .93
5/31/22 10 .76 0 .21 ( 0 .84 ) ( 0 .63 ) ( 0 .34 ) ( 0 .65 ) ( 0 .99 ) 9 .14
5/31/21 9 .57 0 .17 1 .66 1 .83 ( 0 .28 ) ( 0 .36 ) ( 0 .64 ) 10 .76
5/31/20 9 .41 0 .25 0 .33 0 .58 ( 0 .24 ) ( 0 .18 ) ( 0 .42 ) 9 .57
5/31/19 10 .01 0 .22 ( 0 .09 ) 0 .13 ( 0 .29 ) ( 0 .44 ) ( 0 .73 ) 9 .41
5/31/18 9 .92 0 .21 0 .49 0 .70 ( 0 .28 ) ( 0 .33 ) ( 0 .61 ) 10 .01
Retirement Class: 11/30/22
#
11 .99 0 .19 ( 0 .47 ) ( 0 .28 ) — — — 11 .71
5/31/22 13 .82 0 .27 ( 1 .12 ) ( 0 .85 ) ( 0 .33 ) ( 0 .65 ) ( 0 .98 ) 11 .99
5/31/21 12 .13 0 .21 2 .11 2 .32 ( 0 .27 ) ( 0 .36 ) ( 0 .63 ) 13 .82
5/31/20 11 .82 0 .31 0 .41 0 .72 ( 0 .23 ) ( 0 .18 ) ( 0 .41 ) 12 .13
5/31/19 12 .37 0 .26 ( 0 .10 ) 0 .16 ( 0 .27 ) ( 0 .44 ) ( 0 .71 ) 11 .82
5/31/18 12 .12 0 .24 0 .60 0 .84 ( 0 .26 ) ( 0 .33 ) ( 0 .59 ) 12 .37
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 2 .29 ) %
b
$ 858,248 0 .41%
c ,g
0 .27%
c ,g
3 .62%
c
11%
b
( 6 .43 ) 1,005,382 0 .41
g
0 .27
g
2 .25 20
19 .56 1,217,691 0 .42
g
0 .29
g
1 .83 36
6 .43 1,088,594 0 .46
g
0 .34
g
2 .80 26
1 .89 1,061,156 0 .35
f
0 .23
f
2 .43 21
7 .09 1,070,488 0 .12
e
0.00
e
2 .18 19
( 2 .29 )
b
381 0 .53
c ,g
0 .38
c ,g
3 .50
c
11
b
( 6 .61 ) 390 0 .52
g
0 .38
g
2 .15 20
19 .60 255 0 .52
g
0 .39
g
1 .75 36
6 .29 185 0 .55
g
0 .39
g
2 .66 26
1 .88 126 0 .38
f
0 .26
f
2 .38 21
7 .16 107 0 .13
e
0 .02
e
2 .19 19
( 2 .30 )
b
64,101 0 .56
c ,g
0 .42
c ,g
3 .48
c
11
b
( 6 .54 ) 71,144 0 .56
g
0 .42
g
2 .06 20
19 .47 116,117 0 .57
g
0 .44
g
1 .67 36
6 .14 107,025 0 .61
g
0 .49
g
2 .61 26
1 .83 173,266 0 .49
f
0 .37
f
2 .31 21
6 .96 235,104 0 .27
e
0 .15
e
2 .04 19
( 2 .34 )
b
358,047 0 .66
c ,g
0 .52
c ,g
3 .37
c
11
b
( 6 .73 ) 393,955 0 .66
g
0 .52
g
2 .01 20
19 .34 500,838 0 .67
g
0 .54
g
1 .60 36
6 .06 492,656 0 .71
g
0 .59
g
2 .54 26
1 .74 548,992 0 .60
f
0 .48
f
2 .19 21
6 .87 635,454 0 .37
e
0 .25
e
1 .93 19

Financial highlights
TIAA-CREF Lifecycle Funds
See notes to financial statements
62
2022 Semiannual Report TIAA-CREF Lifecycle Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
12.4
LIFECYCLE 2020 FUND
Institutional Class: 11/30/22
#
$ 9 .48 $ 0 .15 $ ( 0 .36 ) $ ( 0 .21 ) $ — $ — $ — $ 9 .27
5/31/22 11 .26 0 .23 ( 0 .91 ) ( 0 .68 ) ( 0 .38 ) ( 0 .72 ) ( 1 .10 ) 9 .48
5/31/21 9 .89 0 .20 1 .90 2 .10 ( 0 .32 ) ( 0 .41 ) ( 0 .73 ) 11 .26
5/31/20 9 .73 0 .27 0 .37 0 .64 ( 0 .25 ) ( 0 .23 ) ( 0 .48 ) 9 .89
5/31/19 10 .43 0 .23 ( 0 .13 ) 0 .10 ( 0 .31 ) ( 0 .49 ) ( 0 .80 ) 9 .73
5/31/18 10 .22 0 .22 0 .61 0 .83 ( 0 .30 ) ( 0 .32 ) ( 0 .62 ) 10 .43
Advisor Class: 11/30/22
#
9 .47 0 .15 ( 0 .35 ) ( 0 .20 ) — — — 9 .27
5/31/22 11 .25 0 .21 ( 0 .90 ) ( 0 .69 ) ( 0 .37 ) ( 0 .72 ) ( 1 .09 ) 9 .47
5/31/21 9 .89 0 .14 1 .94 2 .08 ( 0 .31 ) ( 0 .41 ) ( 0 .72 ) 11 .25
5/31/20 9 .73 0 .26 0 .38 0 .64 ( 0 .25 ) ( 0 .23 ) ( 0 .48 ) 9 .89
5/31/19 10 .42 0 .23 ( 0 .13 ) 0 .10 ( 0 .30 ) ( 0 .49 ) ( 0 .79 ) 9 .73
5/31/18 10 .21 0 .19 0 .64 0 .83 ( 0 .30 ) ( 0 .32 ) ( 0 .62 ) 10 .42
Premier Class: 11/30/22
#
9 .45 0 .15 ( 0 .36 ) ( 0 .21 ) — — — 9 .24
5/31/22 11 .23 0 .21 ( 0 .92 ) ( 0 .71 ) ( 0 .35 ) ( 0 .72 ) ( 1 .07 ) 9 .45
5/31/21 9 .87 0 .18 1 .89 2 .07 ( 0 .30 ) ( 0 .41 ) ( 0 .71 ) 11 .23
5/31/20 9 .70 0 .25 0 .38 0 .63 ( 0 .23 ) ( 0 .23 ) ( 0 .46 ) 9 .87
5/31/19 10 .40 0 .22 ( 0 .14 ) 0 .08 ( 0 .29 ) ( 0 .49 ) ( 0 .78 ) 9 .70
5/31/18 10 .19 0 .21 0 .61 0 .82 ( 0 .29 ) ( 0 .32 ) ( 0 .61 ) 10 .40
Retirement Class: 11/30/22
#
12 .75 0 .19 ( 0 .47 ) ( 0 .28 ) — — — 12 .47
5/31/22 14 .78 0 .27 ( 1 .24 ) ( 0 .97 ) ( 0 .34 ) ( 0 .72 ) ( 1 .06 ) 12 .75
5/31/21 12 .79 0 .22 2 .46 2 .68 ( 0 .28 ) ( 0 .41 ) ( 0 .69 ) 14 .78
5/31/20 12 .45 0 .32 0 .47 0 .79 ( 0 .22 ) ( 0 .23 ) ( 0 .45 ) 12 .79
5/31/19 13 .10 0 .27 ( 0 .16 ) 0 .11 ( 0 .27 ) ( 0 .49 ) ( 0 .76 ) 12 .45
5/31/18 12 .69 0 .24 0 .76 1 .00 ( 0 .27 ) ( 0 .32 ) ( 0 .59 ) 13 .10
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 2 .22 ) %
b
$ 1,978,469 0 .41%
c ,g
0 .27%
c ,g
3 .37%
c
11%
b
( 6 .86 ) 2,303,415 0 .40
g
0 .27
g
2 .15 22
21 .61 2,712,681 0 .42
g
0 .29
g
1 .82 38
6 .43 2,374,405 0 .47
g
0 .35
g
2 .75 26
1 .45 2,247,877 0 .36
f
0 .24
f
2 .33 23
8 .07 2,188,054 0 .11
e
0.00
e
2 .11 17
( 2 .11 )
b
688 0 .50
c ,g
0 .35
c ,g
3 .24
c
11
b
( 6 .93 ) 498 0 .46
g
0 .32
g
1 .91 22
21 .43 726 0 .48
g
0 .35
g
1 .26 38
6 .42 352 0 .51
g
0 .39
g
2 .61 26
1 .39 200 0 .35
f
0 .24
f
2 .32 23
8 .17 226 0 .17
e
0 .06
e
1 .85 17
( 2 .22 )
b
152,128 0 .56
c ,g
0 .42
c ,g
3 .21
c
11
b
( 7 .06 ) 165,761 0 .55
g
0 .42
g
1 .96 22
21 .37 252,876 0 .57
g
0 .45
g
1 .66 38
6 .35 249,364 0 .62
g
0 .50
g
2 .53 26
1 .27 401,306 0 .50
f
0 .38
f
2 .21 23
7 .94 503,806 0 .26
e
0 .15
e
1 .97 17
( 2 .20 )
b
683,885 0 .66
c ,g
0 .52
c ,g
3 .12
c
11
b
( 7 .17 ) 764,245 0 .65
g
0 .52
g
1 .89 22
21 .27 993,670 0 .67
g
0 .55
g
1 .59 38
6 .21 947,495 0 .72
g
0 .60
g
2 .50 26
1 .18 1,032,037 0 .60
f
0 .49
f
2 .09 23
7 .89 1,146,465 0 .36
e
0 .25
e
1 .86 17

Financial highlights
TIAA-CREF Lifecycle Funds
See notes to financial statements
64
2022 Semiannual Report TIAA-CREF Lifecycle Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
12.5
LIFECYCLE 2025 FUND
Institutional Class: 11/30/22
#
$ 9 .85 $ 0 .14 $ ( 0 .34 ) $ ( 0 .20 ) $ — $ — $ — $ 9 .65
5/31/22 11 .76 0 .23 ( 0 .99 ) ( 0 .76 ) ( 0 .39 ) ( 0 .76 ) ( 1 .15 ) 9 .85
5/31/21 10 .04 0 .19 2 .27 2 .46 ( 0 .31 ) ( 0 .43 ) ( 0 .74 ) 11 .76
5/31/20 9 .89 0 .27 0 .40 0 .67 ( 0 .25 ) ( 0 .27 ) ( 0 .52 ) 10 .04
5/31/19 10 .68 0 .22 ( 0 .21 ) 0 .01 ( 0 .30 ) ( 0 .50 ) ( 0 .80 ) 9 .89
5/31/18 10 .33 0 .21 0 .75 0 .96 ( 0 .30 ) ( 0 .31 ) ( 0 .61 ) 10 .68
Advisor Class: 11/30/22
#
9 .85 0 .13 ( 0 .33 ) ( 0 .20 ) — — — 9 .65
5/31/22 11 .75 0 .22 ( 0 .98 ) ( 0 .76 ) ( 0 .38 ) ( 0 .76 ) ( 1 .14 ) 9 .85
5/31/21 10 .03 0 .15 2 .31 2 .46 ( 0 .31 ) ( 0 .43 ) ( 0 .74 ) 11 .75
5/31/20 9 .88 0 .27 0 .39 0 .66 ( 0 .24 ) ( 0 .27 ) ( 0 .51 ) 10 .03
5/31/19 10 .68 0 .22 ( 0 .22 ) 0 .00
d
( 0 .30 ) ( 0 .50 ) ( 0 .80 ) 9 .88
5/31/18 10 .33 0 .21 0 .75 0 .96 ( 0 .30 ) ( 0 .31 ) ( 0 .61 ) 10 .68
Premier Class: 11/30/22
#
9 .80 0 .14 ( 0 .34 ) ( 0 .20 ) — — — 9 .60
5/31/22 11 .70 0 .21 ( 0 .98 ) ( 0 .77 ) ( 0 .37 ) ( 0 .76 ) ( 1 .13 ) 9 .80
5/31/21 9 .99 0 .18 2 .25 2 .43 ( 0 .29 ) ( 0 .43 ) ( 0 .72 ) 11 .70
5/31/20 9 .84 0 .24 0 .40 0 .64 ( 0 .22 ) ( 0 .27 ) ( 0 .49 ) 9 .99
5/31/19 10 .63 0 .21 ( 0 .22 ) ( 0 .01 ) ( 0 .28 ) ( 0 .50 ) ( 0 .78 ) 9 .84
5/31/18 10 .28 0 .20 0 .75 0 .95 ( 0 .29 ) ( 0 .31 ) ( 0 .60 ) 10 .63
Retirement Class: 11/30/22
#
13 .44 0 .18 ( 0 .46 ) ( 0 .28 ) — — — 13 .16
5/31/22 15 .63 0 .26 ( 1 .35 ) ( 1 .09 ) ( 0 .34 ) ( 0 .76 ) ( 1 .10 ) 13 .44
5/31/21 13 .14 0 .22 2 .97 3 .19 ( 0 .27 ) ( 0 .43 ) ( 0 .70 ) 15 .63
5/31/20 12 .79 0 .32 0 .51 0 .83 ( 0 .21 ) ( 0 .27 ) ( 0 .48 ) 13 .14
5/31/19 13 .57 0 .26 ( 0 .27 ) ( 0 .01 ) ( 0 .27 ) ( 0 .50 ) ( 0 .77 ) 12 .79
5/31/18 12 .97 0 .24 0 .94 1 .18 ( 0 .27 ) ( 0 .31 ) ( 0 .58 ) 13 .57
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
d
Amount represents less than $0.01 per share.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 2 .03 ) %
b
$ 2,973,309 0 .41%
c ,g
0 .27%
c ,g
3 .03%
c
12%
b
( 7 .33 ) 3,488,042 0 .40
g
0 .27
g
2 .01 25
24 .96 3,909,833 0 .43
g
0 .30
g
1 .76 40
6 .59 3,142,487 0 .48
g
0 .36
g
2 .66 28
0 .58 2,786,751 0 .37
f
0 .25
f
2 .18 20
9 .46 2,580,691 0 .11
e
0.00
e
2 .00 16
( 2 .03 )
b
662 0 .50
c ,g
0 .36
c ,g
2 .88
c
12
b
( 7 .32 ) 391 0 .48
g
0 .34
g
1 .93 25
24 .93 553 0 .49
g
0 .36
g
1 .35 40
6 .55 133 0 .54
g
0 .42
g
2 .66 28
0 .53 125 0 .40
f
0 .28
f
2 .18 20
9 .30 133 0 .17
e
0 .05
e
1 .96 16
( 2 .04 )
b
227,053 0 .56
c ,g
0 .42
c ,g
2 .88
c
12
b
( 7 .44 ) 236,147 0 .55
g
0 .42
g
1 .83 25
24 .80 336,773 0 .58
g
0 .45
g
1 .59 40
6 .41 295,668 0 .63
g
0 .51
g
2 .39 28
0 .51 488,247 0 .51
f
0 .39
f
2 .06 20
9 .24 573,643 0 .26
e
0 .15
e
1 .86 16
( 2 .08 )
b
894,661 0 .66
c ,g
0 .52
c ,g
2 .78
c
12
b
( 7 .55 ) 973,393 0 .65
g
0 .52
g
1 .75 25
24 .64 1,217,409 0 .68
g
0 .55
g
1 .52 40
6 .40 1,103,642 0 .73
g
0 .61
g
2 .39 28
0 .33 1,131,196 0 .61
f
0 .50
f
1 .95 20
9 .12 1,220,041 0 .36
e
0 .25
e
1 .75 16

Financial highlights
TIAA-CREF Lifecycle Funds
See notes to financial statements
66
2022 Semiannual Report TIAA-CREF Lifecycle Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
12.6
LIFECYCLE 2030 FUND
Institutional Class: 11/30/22
#
$ 9 .97 $ 0 .13 $ ( 0 .32 ) $ ( 0 .19 ) $ — $ — $ — $ 9 .78
5/31/22 12 .01 0 .21 ( 1 .02 ) ( 0 .81 ) ( 0 .40 ) ( 0 .83 ) ( 1 .23 ) 9 .97
5/31/21 10 .01 0 .19 2 .60 2 .79 ( 0 .32 ) ( 0 .47 ) ( 0 .79 ) 12 .01
5/31/20 9 .87 0 .26 0 .42 0 .68 ( 0 .23 ) ( 0 .31 ) ( 0 .54 ) 10 .01
5/31/19 10 .78 0 .21 ( 0 .29 ) ( 0 .08 ) ( 0 .30 ) ( 0 .53 ) ( 0 .83 ) 9 .87
5/31/18 10 .33 0 .20 0 .90 1 .10 ( 0 .31 ) ( 0 .34 ) ( 0 .65 ) 10 .78
Advisor Class: 11/30/22
#
9 .97 0 .12 ( 0 .31 ) ( 0 .19 ) — — — 9 .78
5/31/22 12 .01 0 .21 ( 1 .03 ) ( 0 .82 ) ( 0 .39 ) ( 0 .83 ) ( 1 .22 ) 9 .97
5/31/21 10 .01 0 .18 2 .60 2 .78 ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 12 .01
5/31/20 9 .87 0 .20 0 .47 0 .67 ( 0 .22 ) ( 0 .31 ) ( 0 .53 ) 10 .01
5/31/19 10 .78 0 .21 ( 0 .30 ) ( 0 .09 ) ( 0 .29 ) ( 0 .53 ) ( 0 .82 ) 9 .87
5/31/18 10 .34 0 .20 0 .89 1 .09 ( 0 .31 ) ( 0 .34 ) ( 0 .65 ) 10 .78
Premier Class: 11/30/22
#
9 .91 0 .12 ( 0 .31 ) ( 0 .19 ) — — — 9 .72
5/31/22 11 .95 0 .19 ( 1 .02 ) ( 0 .83 ) ( 0 .38 ) ( 0 .83 ) ( 1 .21 ) 9 .91
5/31/21 9 .96 0 .17 2 .59 2 .76 ( 0 .30 ) ( 0 .47 ) ( 0 .77 ) 11 .95
5/31/20 9 .82 0 .23 0 .42 0 .65 ( 0 .20 ) ( 0 .31 ) ( 0 .51 ) 9 .96
5/31/19 10 .73 0 .20 ( 0 .30 ) ( 0 .10 ) ( 0 .28 ) ( 0 .53 ) ( 0 .81 ) 9 .82
5/31/18 10 .28 0 .19 0 .89 1 .08 ( 0 .29 ) ( 0 .34 ) ( 0 .63 ) 10 .73
Retirement Class: 11/30/22
#
13 .98 0 .16 ( 0 .43 ) ( 0 .27 ) — — — 13 .71
5/31/22 16 .36 0 .25 ( 1 .44 ) ( 1 .19 ) ( 0 .36 ) ( 0 .83 ) ( 1 .19 ) 13 .98
5/31/21 13 .39 0 .22 3 .51 3 .73 ( 0 .29 ) ( 0 .47 ) ( 0 .76 ) 16 .36
5/31/20 13 .04 0 .31 0 .54 0 .85 ( 0 .19 ) ( 0 .31 ) ( 0 .50 ) 13 .39
5/31/19 13 .96 0 .24 ( 0 .37 ) ( 0 .13 ) ( 0 .26 ) ( 0 .53 ) ( 0 .79 ) 13 .04
5/31/18 13 .21 0 .23 1 .14 1 .37 ( 0 .28 ) ( 0 .34 ) ( 0 .62 ) 13 .96
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 1 .91 ) %
b
$ 3,352,265 0 .41%
c ,g
0 .26%
c ,g
2 .64%
c
13%
b
( 7 .66 ) 3,872,654 0 .41
g
0 .26
g
1 .86 26
28 .49 4,216,718 0 .43
g
0 .30
g
1 .69 41
6 .69 3,244,106 0 .49
g
0 .37
g
2 .57 26
( 0 .25 ) 2,793,594 0 .38
f
0 .26
f
2 .03 20
10 .76 2,626,467 0 .11
e
0.00
e
1 .89 12
( 1 .91 )
b
641 0 .48
c ,g
0 .32
c ,g
2 .51
c
13
b
( 7 .71 ) 497 0 .46
g
0 .31
g
1 .88 26
28 .41 520 0 .50
g
0 .37
g
1 .65 41
6 .65 317 0 .56
g
0 .44
g
2 .02 26
( 0 .32 ) 117 0 .43
f
0 .32
f
2 .01 20
10 .63 124 0 .15
e
0 .04
e
1 .88 12
( 1 .92 )
b
260,184 0 .56
c ,g
0 .41
c ,g
2 .48
c
13
b
( 7 .87 ) 265,245 0 .56
g
0 .41
g
1 .66 26
28 .35 369,690 0 .58
g
0 .45
g
1 .52 41
6 .52 310,511 0 .64
g
0 .52
g
2 .26 26
( 0 .33 ) 505,271 0 .52
f
0 .40
f
1 .90 20
10 .56 585,462 0 .26
e
0 .15
e
1 .76 12
( 1 .93 )
b
938,870 0 .66
c ,g
0 .51
c ,g
2 .39
c
13
b
( 7 .94 ) 1,008,369 0 .66
g
0 .51
g
1 .60 26
28 .25 1,254,456 0 .68
g
0 .55
g
1 .46 41
6 .42 1,064,906 0 .74
g
0 .62
g
2 .29 26
( 0 .54 ) 1,062,709 0 .62
f
0 .50
f
1 .79 20
10 .43 1,139,069 0 .36
e
0 .25
e
1 .64 12

Financial highlights
TIAA-CREF Lifecycle Funds
See notes to financial statements
68
2022 Semiannual Report TIAA-CREF Lifecycle Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
12.7
LIFECYCLE 2035 FUND
Institutional Class: 11/30/22
#
$ 10 .13 $ 0 .11 $ ( 0 .25 ) $ ( 0 .14 ) $ — $ — $ — $ 9 .99
5/31/22 12 .37 0 .20 ( 1 .08 ) ( 0 .88 ) ( 0 .42 ) ( 0 .94 ) ( 1 .36 ) 10 .13
5/31/21 10 .07 0 .19 2 .97 3 .16 ( 0 .32 ) ( 0 .54 ) ( 0 .86 ) 12 .37
5/31/20 9 .97 0 .25 0 .44 0 .69 ( 0 .23 ) ( 0 .36 ) ( 0 .59 ) 10 .07
5/31/19 10 .99 0 .20 ( 0 .38 ) ( 0 .18 ) ( 0 .29 ) ( 0 .55 ) ( 0 .84 ) 9 .97
5/31/18 10 .44 0 .19 1 .04 1 .23 ( 0 .31 ) ( 0 .37 ) ( 0 .68 ) 10 .99
Advisor Class: 11/30/22
#
10 .12 0 .10 ( 0 .25 ) ( 0 .15 ) — — — 9 .97
5/31/22 12 .35 0 .19 ( 1 .07 ) ( 0 .88 ) ( 0 .41 ) ( 0 .94 ) ( 1 .35 ) 10 .12
5/31/21 10 .06 0 .18 2 .96 3 .14 ( 0 .31 ) ( 0 .54 ) ( 0 .85 ) 12 .35
5/31/20 9 .96 0 .28 0 .40 0 .68 ( 0 .22 ) ( 0 .36 ) ( 0 .58 ) 10 .06
5/31/19 10 .98 0 .20 ( 0 .38 ) ( 0 .18 ) ( 0 .29 ) ( 0 .55 ) ( 0 .84 ) 9 .96
5/31/18 10 .43 0 .19 1 .04 1 .23 ( 0 .31 ) ( 0 .37 ) ( 0 .68 ) 10 .98
Premier Class: 11/30/22
#
10 .10 0 .10 ( 0 .26 ) ( 0 .16 ) — — — 9 .94
5/31/22 12 .33 0 .18 ( 1 .07 ) ( 0 .89 ) ( 0 .40 ) ( 0 .94 ) ( 1 .34 ) 10 .10
5/31/21 10 .04 0 .17 2 .96 3 .13 ( 0 .30 ) ( 0 .54 ) ( 0 .84 ) 12 .33
5/31/20 9 .93 0 .22 0 .45 0 .67 ( 0 .20 ) ( 0 .36 ) ( 0 .56 ) 10 .04
5/31/19 10 .95 0 .18 ( 0 .38 ) ( 0 .20 ) ( 0 .27 ) ( 0 .55 ) ( 0 .82 ) 9 .93
5/31/18 10 .41 0 .18 1 .03 1 .21 ( 0 .30 ) ( 0 .37 ) ( 0 .67 ) 10 .95
Retirement Class: 11/30/22
#
14 .63 0 .14 ( 0 .37 ) ( 0 .23 ) — — — 14 .40
5/31/22 17 .27 0 .24 ( 1 .56 ) ( 1 .32 ) ( 0 .38 ) ( 0 .94 ) ( 1 .32 ) 14 .63
5/31/21 13 .78 0 .22 4 .09 4 .31 ( 0 .28 ) ( 0 .54 ) ( 0 .82 ) 17 .27
5/31/20 13 .44 0 .31 0 .58 0 .89 ( 0 .19 ) ( 0 .36 ) ( 0 .55 ) 13 .78
5/31/19 14 .50 0 .23 ( 0 .49 ) ( 0 .26 ) ( 0 .25 ) ( 0 .55 ) ( 0 .80 ) 13 .44
5/31/18 13 .58 0 .22 1 .35 1 .57 ( 0 .28 ) ( 0 .37 ) ( 0 .65 ) 14 .50
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 1 .38 ) %
b
$ 3,542,021 0 .42%
c ,g
0 .25%
c ,g
2 .24%
c
15%
b
( 8 .19 ) 4,103,430 0 .41
g
0 .25
g
1 .72 27
32 .19 4,468,950 0 .44
g
0 .30
g
1 .63 44
6 .67 3,369,098 0 .50
g
0 .38
g
2 .48 23
( 1 .08 ) 2,855,455 0 .38
f
0 .27
f
1 .87 17
11 .98 2,729,789 0 .11
e
0.00
e
1 .76 13
( 1 .48 )
b
521 0 .51
c ,g
0 .34
c ,g
2 .16
c
15
b
( 8 .20 ) 447 0 .49
g
0 .34
g
1 .64 27
32 .02 472 0 .52
g
0 .39
g
1 .56 44
6 .64 363 0 .58
g
0 .46
g
2 .74 23
( 1 .11 ) 110 0 .40
f
0 .29
f
1 .89 17
11 .96 121 0 .15
e
0 .04
e
1 .74 13
( 1 .58 )
b
270,414 0 .57
c ,g
0 .40
c ,g
2 .08
c
15
b
( 8 .29 ) 277,894 0 .56
g
0 .40
g
1 .52 27
31 .99 396,128 0 .59
g
0 .45
g
1 .46 44
6 .59 324,978 0 .65
g
0 .53
g
2 .14 23
( 1 .25 ) 550,501 0 .52
f
0 .41
f
1 .75 17
11 .76 627,471 0 .26
e
0 .15
e
1 .63 13
( 1 .57 )
b
878,081 0 .67
c ,g
0 .50
c ,g
1 .99
c
15
b
( 8 .42 ) 923,818 0 .66
g
0 .50
g
1 .46 27
31 .86 1,157,175 0 .69
g
0 .55
g
1 .40 44
6 .48 978,160 0 .75
g
0 .63
g
2 .21 23
( 1 .37 ) 980,659 0 .63
f
0 .51
f
1 .63 17
11 .67 1,038,703 0 .36
e
0 .25
e
1 .51 13

Financial highlights
TIAA-CREF Lifecycle Funds
See notes to financial statements
70
2022 Semiannual Report TIAA-CREF Lifecycle Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
12.8
LIFECYCLE 2040 FUND
Institutional Class: 11/30/22
#
$ 10.12 $ 0.09 $ (0 .19) $ (0.10) $ — $ — $ — $ 10.02
5/31/22 12.52 0.19 (1.10) (0.91) (0.44) (1.05) (1.49) 10.12
5/31/21 9.99 0.18 3.30 3.48 (0.33) (0.62) (0.95) 12.52
5/31/20 9.91 0.24 0.46 0.70 (0.20) (0.42) (0.62) 9.99
5/31/19 11.15 0.18 (0.47) (0.29) (0.29) (0.66) (0.95) 9.91
5/31/18 10.51 0.18 1.20 1.38 (0.32) (0.42) (0.74) 11.15
Advisor Class: 11/30/22
#
10.11 0.08 (0.19) (0.11) — — — 10.00
5/31/22 12.51 0.18 (1.10) (0.92) (0.43) (1.05) (1.48) 10.11
5/31/21 9.98 0.17 3.30 3.47 (0.32) (0.62) (0.94) 12.51
5/31/20 9.90 0.23 0.47 0.70 (0.20) (0.42) (0.62) 9.98
5/31/19 11.14 0.18 (0.48) (0.30) (0.28) (0.66) (0.94) 9.90
5/31/18 10.50 0.18 1.20 1.38 (0.32) (0.42) (0.74) 11.14
Premier Class: 11/30/22
#
10.09 0.08 (0.20) (0.12) — — — 9.97
5/31/22 12.48 0.17 (1.09) (0.92) (0.42) (1.05) (1.47) 10.09
5/31/21 9.95 0.15 3.31 3.46 (0.31) (0.62) (0.93) 12.48
5/31/20 9.87 0.20 0.48 0.68 (0.18) (0.42) (0.60) 9.95
5/31/19 11.11 0.16 (0.47) (0.31) (0.27) (0.66) (0.93) 9.87
5/31/18 10.47 0.16 1.20 1.36 (0.30) (0.42) (0.72) 11.11
Retirement Class: 11/30/22
#
15.18 0.12 (0.31) (0.19) — — — 14.99
5/31/22 18.04 0.24 (1 .66) (1.42) (0.39) (1.05) (1.44) 15.18
5/31/21 14.05 0.21 4.69 4.90 (0.29) (0.62) (0.91) 18.04
5/31/20 13.71 0.30 0.62 0.92 (0.16) (0.42) (0.58) 14.05
5/31/19 15.03 0.21 (0.62) (0.41) (0.25) (0.66) (0.91) 13.71
5/31/18 13.93 0.20 1.60 1.80 (0.28) (0.42) (0.70) 15.03
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
(0.99) %
b
$ 4,307,334 0.42%
c,g
0.24%
c,g
1.88%
c
17%
b
(8.47) 4,851,096 0.41
g
0.24
g
1.61 29
35.87 5,311,332 0.44
g
0.29
g
1.54 46
6.74 3,930,425 0.51
g
0.39
g
2.36 23
(2.09) 3,346,627 0.39
f
0.27
f
1.68 18
13.28 3,322,450 0.11
e
0.00
e
1.60 14
(1.09)
b
294 0.50
c,g
0.32
c,g
1.76
c
17
b
(8.55) 239 0.48
g
0.31
g
1.53 29
35 .84 305 0.51
g
0.37
g
1.48 46
6.70 204 0.57
g
0.45
g
2.27 23
(2.13) 130 0.41
f
0.30
f
1.70 18
13.27 117 0.14
e
0.03
e
1.62 14
(1.19)
b
309,192 0.57
c,g
0.39
c,g
1.73
c
17
b
(8.57) 314,758 0.56
g
0.39
g
1.44 29
35.81 441,951 0.59
g
0.45
g
1.36 46
6.55 372,625 0.66
g
0.54
g
1.97 23
(2.28) 678,439 0.53
f
0.41
f
1.56 18
13.17 781,576 0.26
e
0.15
e
1.48 14
(1.25)
b
1,036,267 0.67
c,g
0.49
c,g
1.63
c
17
b
(8.67) 1,085,996 0.66
g
0.49
g
1.36 29
35.59 1,391,417 0.69
g
0.55
g
1.31 46
6.51 1,161,770 0.76
g
0.64
g
2.08 23
(2.37) 1,176,223 0.63
f
0.52
f
1.44 18
13.05 1,283,032 0.36
e
0.25
e
1.36 14

Financial highlights
TIAA-CREF Lifecycle Funds
See notes to financial statements
72
2022 Semiannual Report TIAA-CREF Lifecycle Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
12.9
LIFECYCLE 2045 FUND
Institutional Class: 11/30/22
#
$ 12 .61 $ 0 .09 $ ( 0 .23 ) $ ( 0 .14 ) $ — $ — $ — $ 12 .47
5/31/22 15 .57 0 .22 ( 1 .38 ) ( 1 .16 ) ( 0 .53 ) ( 1 .27 ) ( 1 .80 ) 12 .61
5/31/21 11 .98 0 .20 4 .45 4 .65 ( 0 .36 ) ( 0 .70 ) ( 1 .06 ) 15 .57
5/31/20 11 .89 0 .28 0 .55 0 .83 ( 0 .22 ) ( 0 .52 ) ( 0 .74 ) 11 .98
5/31/19 12 .88 0 .19 ( 0 .59 ) ( 0 .40 ) ( 0 .30 ) ( 0 .29 ) ( 0 .59 ) 11 .89
5/31/18 11 .73 0 .19 1 .44 1 .63 ( 0 .37 ) ( 0 .11 ) ( 0 .48 ) 12 .88
Advisor Class: 11/30/22
#
12 .61 0 .09 ( 0 .23 ) ( 0 .14 ) — — — 12 .47
5/31/22 15 .57 0 .23 ( 1 .40 ) ( 1 .17 ) ( 0 .52 ) ( 1 .27 ) ( 1 .79 ) 12 .61
5/31/21 11 .99 0 .22 4 .41 4 .63 ( 0 .35 ) ( 0 .70 ) ( 1 .05 ) 15 .57
5/31/20 11 .89 0 .27 0 .57 0 .84 ( 0 .22 ) ( 0 .52 ) ( 0 .74 ) 11 .99
5/31/19 12 .88 0 .20 ( 0 .60 ) ( 0 .40 ) ( 0 .30 ) ( 0 .29 ) ( 0 .59 ) 11 .89
5/31/18 11 .73 0 .19 1 .44 1 .63 ( 0 .37 ) ( 0 .11 ) ( 0 .48 ) 12 .88
Premier Class: 11/30/22
#
12 .54 0 .08 ( 0 .22 ) ( 0 .14 ) — — — 12 .40
5/31/22 15 .49 0 .20 ( 1 .38 ) ( 1 .18 ) ( 0 .50 ) ( 1 .27 ) ( 1 .77 ) 12 .54
5/31/21 11 .93 0 .18 4 .42 4 .60 ( 0 .34 ) ( 0 .70 ) ( 1 .04 ) 15 .49
5/31/20 11 .83 0 .22 0 .59 0 .81 ( 0 .19 ) ( 0 .52 ) ( 0 .71 ) 11 .93
5/31/19 12 .82 0 .17 ( 0 .59 ) ( 0 .42 ) ( 0 .28 ) ( 0 .29 ) ( 0 .57 ) 11 .83
5/31/18 11 .68 0 .17 1 .43 1 .60 ( 0 .35 ) ( 0 .11 ) ( 0 .46 ) 12 .82
Retirement Class: 11/30/22
#
12 .48 0 .08 ( 0 .23 ) ( 0 .15 ) — — — 12 .33
5/31/22 15 .43 0 .18 ( 1 .37 ) ( 1 .19 ) ( 0 .49 ) ( 1 .27 ) ( 1 .76 ) 12 .48
5/31/21 11 .89 0 .17 4 .39 4 .56 ( 0 .32 ) ( 0 .70 ) ( 1 .02 ) 15 .43
5/31/20 11 .80 0 .24 0 .56 0 .80 ( 0 .19 ) ( 0 .52 ) ( 0 .71 ) 11 .89
5/31/19 12 .78 0 .16 ( 0 .58 ) ( 0 .42 ) ( 0 .27 ) ( 0 .29 ) ( 0 .56 ) 11 .80
5/31/18 11 .65 0 .16 1 .42 1 .58 ( 0 .34 ) ( 0 .11 ) ( 0 .45 ) 12 .78
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 1 .11 ) %
b
$ 3,021,584 0 .42%
c ,g
0 .23%
c ,g
1 .59%
c
16%
b
( 8 .63 ) 3,351,968 0 .41
g
0 .23
g
1 .52 29
39 .80 3,557,269 0 .44
g
0 .30
g
1 .44 46
6 .60 2,441,105 0 .52
g
0 .40
g
2 .25 19
( 2 .79 ) 1,915,136 0 .40
f
0 .28
f
1 .55 13
13 .96 1,756,138 0 .11
e
0.00
e
1 .52 11
( 1 .11 )
b
227 0 .48
c ,g
0 .29
c ,g
1 .47
c
16
b
( 8 .67 ) 168 0 .45
g
0 .27
g
1 .55 29
39 .64 153 0 .50
g
0 .35
g
1 .57 46
6 .66 155 0 .56
g
0 .44
g
2 .23 19
( 2 .79 ) 117 0 .39
f
0 .28
f
1 .57 13
13 .94 126 0 .12
e
0 .01
e
1 .53 11
( 1 .12 )
b
226,075 0 .57
c ,g
0 .38
c ,g
1 .43
c
16
b
( 8 .77 ) 224,448 0 .56
g
0 .38
g
1 .34 29
39 .52 309,234 0 .59
g
0 .45
g
1 .26 46
6 .50 234,573 0 .67
g
0 .55
g
1 .81 19
( 2 .96 ) 435,004 0 .54
f
0 .42
f
1 .41 13
13 .78 451,707 0 .26
e
0 .15
e
1 .39 11
( 1 .20 )
b
592,580 0 .67
c ,g
0 .48
c ,g
1 .34
c
16
b
( 8 .89 ) 613,731 0 .66
g
0 .48
g
1 .26 29
39 .38 779,894 0 .69
g
0 .55
g
1 .21 46
6 .40 621,730 0 .77
g
0 .65
g
1 .98 19
( 3 .00 ) 599,598 0 .64
f
0 .52
f
1 .30 13
13 .62 609,733 0 .36
e
0 .25
e
1 .27 11

Financial highlights
TIAA-CREF Lifecycle Funds
See notes to financial statements
74
2022 Semiannual Report TIAA-CREF Lifecycle Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
13.01
LIFECYCLE 2050 FUND
Institutional Class: 11/30/22
#
$ 12.89 $ 0.09 $ (0.24) $ (0.15) $ — $ — $ — $ 12.74
5/31/22 15.83 0.22 (1.42) (1.20) (0.55) (1.19) (1.74) 12.89
5/31/21 12.05 0.20 4.57 4.77 (0.36) (0.63) (0.99) 15.83
5/31/20 11.94 0.28 0.56 0.84 (0.22) (0.51) (0.73) 12.05
5/31/19 12.95 0.19 (0.61) (0.42) (0.30) (0.29) (0.59) 11.94
5/31/18 11.77 0.19 1.47 1.66 (0.37) (0.11) (0.48) 12.95
Advisor Class: 11/30/22
#
12.89 0.09 (0.24) (0.15) — — — 12.74
5/31/22 15.82 0.13 (1.34) (1.21) (0.53) (1.19) (1.72) 12.89
5/31/21 12.04 0.14 4.63 4.77 (0.36) (0.63) (0.99) 15.82
5/31/20 11.95 0.28 0.54 0.82 (0.22) (0.51) (0.73) 12.04
5/31/19 12.95 0.19 (0.60) (0.41) (0.30) (0.29) (0.59) 11.95
5/31/18 11.77 0.19 1.47 1.66 (0.37) (0.11) (0.48) 12.95
Premier Class: 11/30/22
#
12.83 0.08 (0.23) (0.15) — — — 12.68
5/31/22 15.76 0.20 (1.42) (1.22) (0.52) (1.19) (1.71) 12.83
5/31/21 12.00 0.18 4.55 4.73 (0.34) (0.63) (0.97) 15.76
5/31/20 11.89 0.22 0.59 0.81 (0.19) (0.51) (0.70) 12.00
5/31/19 12.89 0.17 (0.60) (0.43) (0.28) (0.29) (0.57) 11.89
5/31/18 11.72 0.17 1.46 1.63 (0.35) (0.11) (0.46) 12.89
Retirement Class: 11/30/22
#
12.76 0.07 (0.23) (0.16) — — — 12.60
5/31/22 15.68 0.18 (1.40) (1.22) (0.51) (1.19) (1.70) 12.76
5/31/21 11.94 0.17 4.53 4.70 (0.33) (0.63) (0.96) 15.68
5/31/20 11.85 0.24 0.55 0.79 (0.19) (0.51) (0.70) 11.94
5/31/19 12.85 0.16 (0.60) (0.44) (0.27) (0.29) (0.56) 11.85
5/31/18 11.68 0.16 1.46 1.62 (0.34) (0.11) (0.45) 12.85
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
(1.16) %
b
$ 2,355,420 0.42%
c,g
0.22%
c,g
1.45%
c
16%
b
(8.73) 2,529,399 0.41
g
0.22
g
1.49 27
40.55 2,626,383 0.45
g
0.29
g
1.43 43
6.70 1,730,080 0.52
g
0.40
g
2.24 18
(2.97) 1,267,704 0.40
f
0.28
f
1.52 12
14.16 1,131,187 0.12
e
0.00
e
1.49 10
(1.16)
b
314 0.50
c,g
0.30
c,g
1.39
c
16
b
(8.75) 580 0.49
g
0.30
g
0.93 27
40.56 395 0.49
g
0.33
g
0.96 43
6.51 118 0.55
g
0.42
g
2.22 18
(2.90) 117 0.40
f
0.28
f
1.55 12
14.15 127 0.13
e
0.01
e
1.50 10
(1.17)
b
161,070 0.57
c,g
0.38
c,g
1.29
c
16
b
(8.86) 159,978 0.56
g
0.37
g
1.34 27
40.35 205,713 0.60
g
0.44
g
1.25 43
6.50 152,698 0.67
g
0.55
g
1.74 18
(3.07) 319,987 0.55
f
0.43
f
1.38 12
13.99 319,950 0.27
e
0.15
e
1.37 10
(1.25)
b
425,802 0.67
c,g
0.47
c,g
1.20
c
16
b
(8.93) 439,910 0.66
g
0.47
g
1.22 27
40.27 549,874 0.70
g
0.54
g
1.19 43
6.33 424,505 0.77
g
0.65
g
1.95 18
(3.19) 399,296 0.65
f
0.53
f
1.27 12
13.93 396,498 0.37
e
0.25
e
1.25 10

Financial highlights
TIAA-CREF Lifecycle Funds
See notes to financial statements
76
2022 Semiannual Report TIAA-CREF Lifecycle Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
13.1
LIFECYCLE 2055 FUND
Institutional Class: 11/30/22
#
$ 15 .18 $ 0 .10 $ ( 0 .27 ) $ ( 0 .17 ) $ — $ — $ — $ 15 .01
5/31/22 18 .38 0 .26 ( 1 .68 ) ( 1 .42 ) ( 0 .63 ) ( 1 .15 ) ( 1 .78 ) 15 .18
5/31/21 13 .77 0 .23 5 .32 5 .55 ( 0 .41 ) ( 0 .53 ) ( 0 .94 ) 18 .38
5/31/20 13 .61 0 .31 0 .63 0 .94 ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 13 .77
5/31/19 14 .69 0 .21 ( 0 .70 ) ( 0 .49 ) ( 0 .33 ) ( 0 .26 ) ( 0 .59 ) 13 .61
5/31/18 13 .31 0 .21 1 .67 1 .88 ( 0 .39 ) ( 0 .11 ) ( 0 .50 ) 14 .69
Advisor Class: 11/30/22
#
15 .18 0 .09 ( 0 .26 ) ( 0 .17 ) — — — 15 .01
5/31/22 18 .37 0 .26 ( 1 .68 ) ( 1 .42 ) ( 0 .62 ) ( 1 .15 ) ( 1 .77 ) 15 .18
5/31/21 13 .77 0 .23 5 .30 5 .53 ( 0 .40 ) ( 0 .53 ) ( 0 .93 ) 18 .37
5/31/20 13 .61 0 .31 0 .63 0 .94 ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 13 .77
5/31/19 14 .69 0 .22 ( 0 .71 ) ( 0 .49 ) ( 0 .33 ) ( 0 .26 ) ( 0 .59 ) 13 .61
5/31/18 13 .31 0 .21 1 .67 1 .88 ( 0 .39 ) ( 0 .11 ) ( 0 .50 ) 14 .69
Premier Class: 11/30/22
#
15 .11 0 .09 ( 0 .27 ) ( 0 .18 ) — — — 14 .93
5/31/22 18 .30 0 .23 ( 1 .67 ) ( 1 .44 ) ( 0 .60 ) ( 1 .15 ) ( 1 .75 ) 15 .11
5/31/21 13 .72 0 .20 5 .29 5 .49 ( 0 .38 ) ( 0 .53 ) ( 0 .91 ) 18 .30
5/31/20 13 .56 0 .24 0 .67 0 .91 ( 0 .22 ) ( 0 .53 ) ( 0 .75 ) 13 .72
5/31/19 14 .63 0 .19 ( 0 .69 ) ( 0 .50 ) ( 0 .31 ) ( 0 .26 ) ( 0 .57 ) 13 .56
5/31/18 13 .26 0 .19 1 .67 1 .86 ( 0 .38 ) ( 0 .11 ) ( 0 .49 ) 14 .63
Retirement Class: 11/30/22
#
15 .10 0 .08 ( 0 .27 ) ( 0 .19 ) — — — 14 .91
5/31/22 18 .29 0 .21 ( 1 .67 ) ( 1 .46 ) ( 0 .58 ) ( 1 .15 ) ( 1 .73 ) 15 .10
5/31/21 13 .71 0 .19 5 .29 5 .48 ( 0 .37 ) ( 0 .53 ) ( 0 .90 ) 18 .29
5/31/20 13 .56 0 .27 0 .63 0 .90 ( 0 .22 ) ( 0 .53 ) ( 0 .75 ) 13 .71
5/31/19 14 .63 0 .17 ( 0 .68 ) ( 0 .51 ) ( 0 .30 ) ( 0 .26 ) ( 0 .56 ) 13 .56
5/31/18 13 .26 0 .17 1 .67 1 .84 ( 0 .36 ) ( 0 .11 ) ( 0 .47 ) 14 .63
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 1 .12 ) %
b
$ 1,089,875 0 .43%
c ,g
0 .22%
c ,g
1 .41%
c
19%
b
( 8 .73 ) 1,127,411 0 .42
g
0 .22
g
1 .47 26
41 .14 1,092,033 0 .47
g
0 .29
g
1 .41 41
6 .56 653,177 0 .54
g
0 .40
g
2 .24 18
( 3 .04 ) 404,603 0 .43
f
0 .29
f
1 .49 10
14 .29 307,441 0 .14
e
0.00
e
1 .45 9
( 1 .05 )
b
213 0 .48
c ,g
0 .27
c ,g
1 .30
c
19
b
( 8 .78 ) 155 0 .45
g
0 .26
g
1 .49 26
41 .04 162 0 .50
g
0 .33
g
1 .40 41
6 .56 121 0 .56
g
0 .41
g
2 .20 18
( 3 .05 ) 119 0 .42
f
0 .28
f
1 .52 10
14 .28 128 0 .15
e
0 .01
e
1 .47 9
( 1 .19 )
b
79,514 0 .58
c ,g
0 .38
c ,g
1 .25
c
19
b
( 8 .86 ) 76,685 0 .57
g
0 .37
g
1 .33 26
40 .88 93,442 0 .60
g
0 .44
g
1 .24 41
6 .37 62,637 0 .69
g
0 .55
g
1 .68 18
( 3 .14 ) 135,603 0 .57
f
0 .43
f
1 .35 10
14 .13 118,351 0 .29
e
0 .15
e
1 .35 9
( 1 .26 )
b
195,944 0 .68
c ,g
0 .47
c ,g
1 .15
c
19
b
( 8 .97 ) 195,461 0 .67
g
0 .47
g
1 .21 26
40 .80 237,666 0 .71
g
0 .54
g
1 .18 41
6 .28 181,024 0 .79
g
0 .65
g
1 .95 18
( 3 .24 ) 155,354 0 .67
f
0 .53
f
1 .24 10
14 .03 137,389 0 .39
e
0 .25
e
1 .22 9

Financial highlights
TIAA-CREF Lifecycle Funds
See notes to financial statements
78
2022 Semiannual Report TIAA-CREF Lifecycle Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
13.2
LIFECYCLE 2060 FUND
Institutional Class: 11/30/22
#
$ 12 .96 $ 0 .08 $ ( 0 .22 ) $ ( 0 .14 ) $ — $ — $ — $ 12 .82
5/31/22 15 .36 0 .22 ( 1 .43 ) ( 1 .21 ) ( 0 .53 ) ( 0 .66 ) ( 1 .19 ) 12 .96
5/31/21 11 .35 0 .19 4 .45 4 .64 ( 0 .32 ) ( 0 .31 ) ( 0 .63 ) 15 .36
5/31/20 11 .13 0 .25 0 .52 0 .77 ( 0 .21 ) ( 0 .34 ) ( 0 .55 ) 11 .35
5/31/19 12 .02 0 .18 ( 0 .59 ) ( 0 .41 ) ( 0 .27 ) ( 0 .21 ) ( 0 .48 ) 11 .13
5/31/18 10 .81 0 .16 1 .39 1 .55 ( 0 .29 ) ( 0 .05 ) ( 0 .34 ) 12 .02
Advisor Class: 11/30/22
#
12 .95 0 .08 ( 0 .23 ) ( 0 .15 ) — — — 12 .80
5/31/22 15 .35 0 .22 ( 1 .44 ) ( 1 .22 ) ( 0 .52 ) ( 0 .66 ) ( 1 .18 ) 12 .95
5/31/21 11 .35 0 .17 4 .46 4 .63 ( 0 .32 ) ( 0 .31 ) ( 0 .63 ) 15 .35
5/31/20 11 .13 0 .25 0 .51 0 .76 ( 0 .20 ) ( 0 .34 ) ( 0 .54 ) 11 .35
5/31/19 12 .02 0 .17 ( 0 .58 ) ( 0 .41 ) ( 0 .27 ) ( 0 .21 ) ( 0 .48 ) 11 .13
5/31/18 10 .81 0 .16 1 .39 1 .55 ( 0 .29 ) ( 0 .05 ) ( 0 .34 ) 12 .02
Premier Class: 11/30/22
#
12 .92 0 .07 ( 0 .21 ) ( 0 .14 ) — — — 12 .78
5/31/22 15 .33 0 .20 ( 1 .44 ) ( 1 .24 ) ( 0 .51 ) ( 0 .66 ) ( 1 .17 ) 12 .92
5/31/21 11 .33 0 .17 4 .44 4 .61 ( 0 .30 ) ( 0 .31 ) ( 0 .61 ) 15 .33
5/31/20 11 .11 0 .19 0 .56 0 .75 ( 0 .19 ) ( 0 .34 ) ( 0 .53 ) 11 .33
5/31/19 12 .00 0 .16 ( 0 .59 ) ( 0 .43 ) ( 0 .25 ) ( 0 .21 ) ( 0 .46 ) 11 .11
5/31/18 10 .80 0 .15 1 .38 1 .53 ( 0 .28 ) ( 0 .05 ) ( 0 .33 ) 12 .00
Retirement Class: 11/30/22
#
12 .90 0 .07 ( 0 .22 ) ( 0 .15 ) — — — 12 .75
5/31/22 15 .30 0 .18 ( 1 .43 ) ( 1 .25 ) ( 0 .49 ) ( 0 .66 ) ( 1 .15 ) 12 .90
5/31/21 11 .31 0 .16 4 .43 4 .59 ( 0 .29 ) ( 0 .31 ) ( 0 .60 ) 15 .30
5/31/20 11 .10 0 .22 0 .51 0 .73 ( 0 .18 ) ( 0 .34 ) ( 0 .52 ) 11 .31
5/31/19 11 .99 0 .15 ( 0 .59 ) ( 0 .44 ) ( 0 .24 ) ( 0 .21 ) ( 0 .45 ) 11 .10
5/31/18 10 .79 0 .13 1 .39 1 .52 ( 0 .27 ) ( 0 .05 ) ( 0 .32 ) 11 .99
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 1 .08 ) %
b
$ 373,682 0 .46%
c ,g
0 .22%
c ,g
1 .38%
c
20%
b
( 8 .71 ) 364,640 0 .45
g
0 .22
g
1 .48 26
41 .61 313,864 0 .49
g
0 .29
g
1 .39 40
6 .60 155,744 0 .62
g
0 .39
g
2 .18 22
( 3 .17 ) 81,477 0 .55
f
0 .29
f
1 .54 36
14 .51 58,836 0 .34
e
0.00
e
1 .39 37
( 1 .16 )
b
247 0 .53
c ,g
0 .29
c ,g
1 .27
c
20
b
( 8 .77 ) 208 0 .51
g
0 .28
g
1 .48 26
41 .50 241 0 .54
g
0 .34
g
1 .25 40
6 .60 117 0 .66
g
0 .44
g
2 .16 22
( 3 .20 ) 115 0 .55
f
0 .30
f
1 .51 36
14 .47 133 0 .38
e
0 .04
e
1 .41 37
( 1 .08 )
b
21,479 0 .61
c ,g
0 .37
c ,g
1 .22
c
20
b
( 8 .92 ) 19,013 0 .60
g
0 .37
g
1 .39 26
41 .44 18,792 0 .64
g
0 .44
g
1 .25 40
6 .48 10,846 0 .77
g
0 .55
g
1 .68 22
( 3 .31 ) 18,553 0 .70
f
0 .44
f
1 .39 36
14 .32 13,028 0 .49
e
0 .15
e
1 .30 37
( 1 .16 )
b
63,056 0 .71
c ,g
0 .47
c ,g
1 .12
c
20
b
( 8 .97 ) 60,036 0 .70
g
0 .47
g
1 .22 26
41 .31 63,880 0 .74
g
0 .54
g
1 .16 40
6 .32 38,705 0 .87
g
0 .65
g
1 .91 22
( 3 .41 ) 27,045 0 .79
f
0 .53
f
1 .27 36
14 .24 24,314 0 .59
e
0 .25
e
1 .07 37

Financial highlights
TIAA-CREF Lifecycle Funds
See notes to financial statements
80
2022 Semiannual Report TIAA-CREF Lifecycle Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
13.3
LIFECYCLE 2065 FUND
Institutional Class: 11/30/22
#
$ 10.74 $ 0.07 $ (0.19) $ (0.12) $ — $ — $ — $ 10.62
5/31/22 12.45 0.17 (1.15) (0.98) (0.41) (0.32) (0.73) 10.74
5/31/21* 10.00 0.14 2.60 2.74 (0.26) (0.03) (0.29) 12.45
Advisor Class: 11/30/22
#
10.55 0.06 (0.18) (0.12) — — — 10.43
5/31/22 12.44 0.19 (1.21) (1.02) (0.55) (0.32) (0.87) 10.55
5/31/21
*
10.00 0.13 2.60 2.73 (0.26) (0.03) (0.29) 12.44
Premier Class: 11/30/22
#
10.59 0.06 (0.19) (0.13) — — — 10.46
5/31/22 12.43 0.13 (1.13) (1.00) (0.52) (0.32) (0.84) 10.59
5/31/21
*
10.00 0.12 2.60 2.72 (0.26) (0.03) (0.29) 12.43
Retirement Class: 11/30/22
#
10.73 0.05 (0.18) (0.13) — — — 10.60
5/31/22 12.42 0.10 (1.07) (0.97) (0.40) (0.32) (0.72) 10.73
5/31/21
*
10.00 0.12 2.58 2.70 (0.25) (0.03) (0.28) 12.42
#
Unaudited
*
The Fund commenced operations on September 30, 2020.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
concluded
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
e
Net
expenses
e
Net
investment
income (loss)
Portfolio
turnover
rate
(1.12) %
b
$ 20,275 1.01%
c,g
0.21%
c,g
1.34%
c
45%
b
(8.52) 17,581 1.80
g
0.21
g
1.44 109
27.76
b
4,818 4.73
c,g
0.26
c,g
1 .81
c
49
b
(1.14)
b
538 1.02
c,g
0.23
c,g
1.30
c
45
b
(8.96) 527 1.81
g
0.23
g
1.55 109
27.62
b
622 5.07
c,g
0.41
c,g
1 .7 0
c
49
b
(1.23)
b
2,456 1.17
c,g
0.37
c,g
1.19
c
45
b
(8.78) 1,784 1.96
g
0.36
g
1.11 109
27.51
b
726 5.20
c,g
0.41
c,g
1.60
c
49
b
(1.21)
b
5,417 1.26
c,g
0.47
c,g
1.07
c
45
b
(8.46) 3,862 2.06
g
0.46
g
0.91 109
27.38
b
802 5.33
c,g
0.51
c,g
1.54
c
49
b

TIAA-CREF Lifecycle Funds

2022 Semiannual Report TIAA-CREF Lifecycle Funds
Notes to financial statements
(unaudited)
Note 1—organization
The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission
(“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America
(“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the  Funds.
The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional Class, Advisor Class, Premier Class, Retirement Class and Retail
Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single  class.
Note 2—significant accounting policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying
Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the
Statements of operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
New rule issuance:  A new rule adopted by the SEC governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
continued
Note 3—valuation of investments
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Investments in unregistered limited partnerships: Investments in unregistered limited partnerships are measured at fair value as of the valuation date using the NAV per share practical expedient and are not classified within the fair value hierarchy.
The following table summarizes the market value of the Funds’ investments as of November 30, 2022, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle Retirement Income
Registered investment companies $ 441,194,803 $ — $ — $ — $ 441,194,803
TIAA-CREF Real Property Fund LP — — — 29,258,020 29,258,020
Total $ 441,194,803 $ — $ — $ 29,258,020 $ 470,452,823
Lifecycle 2010
Registered investment companies $ 858,367,213 $ — $ — $ — $ 858,367,213
TIAA-CREF Real Property Fund LP — — — 42,983,956 42,983,956
Total $ 858,367,213 $ — $ — $ 42,983,956 $ 901,351,169
Lifecycle 2015
Registered investment companies $ 1,201,235,933 $ — $ — $ — $ 1,201,235,933
TIAA-CREF Real Property Fund LP — — — 79,609,722 79,609,722
Total $ 1,201,235,933 $ — $ — $ 79,609,722 $ 1,280,845,655
Lifecycle 2020
Registered investment companies $ 2,638,782,571 $ — $ — $ — $ 2,638,782,571
TIAA-CREF Real Property Fund LP — — — 174,676,389 174,676,389
Total $ 2,638,782,571 $ — $ — $ 174,676,389 $ 2,813,458,960
Lifecycle 2025
Registered investment companies $ 3,839,761,895 $ — $ — $ — $ 3,839,761,895
TIAA-CREF Real Property Fund LP — — — 253,741,643 253,741,643
Total $ 3,839,761,895 $ — $ — $ 253,741,643 $ 4,093,503,538
Lifecycle 2030
Registered investment companies $ 4,266,405,300 $ — $ — $ — $ 4,266,405,300
TIAA-CREF Real Property Fund LP — — — 281,321,075 281,321,075
Total $ 4,266,405,300 $ — $ — $ 281,321,075 $ 4,547,726,375
Lifecycle 2035
Registered investment companies $ 4,397,574,843 $ — $ — $ — $ 4,397,574,843
TIAA-CREF Real Property Fund LP — — — 289,194,081 289,194,081
Total $ 4,397,574,843 $ — $ — $ 289,194,081 $ 4,686,768,924
Lifecycle 2040
Registered investment companies $ 5,302,793,260 $ — $ — $ — $ 5,302,793,260
TIAA-CREF Real Property Fund LP — — — 347,805,112 347,805,112
Total $ 5,302,793,260 $ — $ — $ 347,805,112 $ 5,650,598,372

Notes to financial statements
(unaudited)

2022 Semiannual Report TIAA-CREF Lifecycle Funds
continued
Note 4—investments
Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.
Real Property Fund ("RPF"): The Funds invest in the RPF, which is an affiliated real estate limited partnership. The RPF is an unregistered open-end fund that intends to invest in direct real estate holdings and may invest a portion of its assets in REIT securities, mortgage related securitization and money market instruments in accordance with exemptive relief received from the SEC.
The Funds are not liable for the debts of the RPF beyond the amounts the Funds have contributed. The Funds can redeem from RPF daily subject to certain approvals. Investments in the RPF are illiquid and the Funds may be unable to dispose of such investments at opportune times. As such, this investment has been designated as restricted and the value is reflected in the Portfolios.
Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended
November 30, 2022 were as follows:
Note 5—income tax information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2045
Registered investment companies $ 3,598,905,251 $ — $ — $ — $ 3,598,905,251
TIAA-CREF Real Property Fund LP — — — 235,646,958 235,646,958
Total $ 3,598,905,251 $ — $ — $ 235,646,958 $ 3,834,552,209
Lifecycle 2050
Registered investment companies $ 2,758,740,466 $ — $ — $ — $ 2,758,740,466
TIAA-CREF Real Property Fund LP — — — 180,503,338 180,503,338
Total $ 2,758,740,466 $ — $ — $ 180,503,338 $ 2,939,243,804
Lifecycle 2055
Registered investment companies $ 1,279,704,892 $ — $ — $ — $ 1,279,704,892
TIAA-CREF Real Property Fund LP — — — 83,707,326 83,707,326
Total $ 1,279,704,892 $ — $ — $ 83,707,326 $ 1,363,412,218
Lifecycle 2060
Registered investment companies $ 429,209,270 $ — $ — $ — $ 429,209,270
TIAA-CREF Real Property Fund LP — — — 28,067,254 28,067,254
Total $ 429,209,270 $ — $ — $ 28,067,254 $ 457,276,524
Lifecycle 2065
Registered investment companies $ 26,749,565 $ — $ — $ — $ 26,749,565
TIAA-CREF Real Property Fund LP — — — 1,749,107 1,749,107
Total $ 26,749,565 $ — $ — $ 1,749,107 $ 28,498,672
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.
Fund
Non-U.S. government
purchases
Non-U.S. government
sales
12.1
Lifecycle Retirement Income $ 55,694,017 $ 92,798,553
12.2
Lifecycle 2010 99,514,347 196,686,276
12.3
Lifecycle 2015 147,119,012 275,873,088
12.4
Lifecycle 2020 331,377,125 620,557,656
12.5
Lifecycle 2025 516,000,314 943,377,002
12.6
Lifecycle 2030 616,457,631 1,037,433,947
12.7
Lifecycle 2035 749,715,378 1,213,397,761
12.8
Lifecycle 2040 986,404,256 1,438,047,648
12.9
Lifecycle 2045 627,900,940 889,584,031
13.01
Lifecycle 2050 461,435,031 585,194,115
13.1
Lifecycle 2055 250,891,913 260,221,853
13.2
Lifecycle 2060 109,337,855 89,126,274
13.3
Lifecycle 2065 16,968,235 12,134,152

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
continued
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Note 6—investment adviser and other transactions with affiliates
Under the terms of its Investment Management Agreement, the Adviser is entitled to a fee that is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds fee rate, is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W shares investment management fee waiver and/or reimbursement) in proportion to the percentage of the Fund’s net assets invested in the
Underlying Fund, applied to the average daily net assets of the Fund. The Adviser has contractually agreed to waive in full the asset allocation fee rate component of the management fee on each Fund. This waiver will remain in effect through September 30, 2025, unless changed with approval of the Board. In addition, the Adviser has voluntarily agreed to waive certain amounts of the Underlying
Fund Tax cost
Gross unrealized
appreciation
Gross unrealized
(depreciation)
Net unrealized
appreciation
(depreciation)
12.1
Lifecycle Retirement Income $476,178,858 $37,757,485 $(43,483,520) $(5,726,035)
12.2
Lifecycle 2010 896,759,183 86,071,156 (81,479,170) 4,591,986
12.3
Lifecycle 2015 1,327,220,539 84,477,653 (130,852,537) (46,374,884)
12.4
Lifecycle 2020 2,881,482,413 204,933,308 (272,956,761) (68,023,453)
12.5
Lifecycle 2025 4,131,797,210 330,875,142 (369,168,814) (38,293,672)
12.6
Lifecycle 2030 4,510,630,457 409,068,224 (371,972,306) 37,095,918
12.7
Lifecycle 2035 4,528,597,962 489,763,842 (331,592,880) 158,170,962
12.8
Lifecycle 2040 5,333,672,439 656,881,144 (339,955,211) 316,925,933
12.9
Lifecycle 2045 3,541,762,884 496,326,327 (203,537,002) 292,789,325
13.01
Lifecycle 2050 2,751,640,135 338,913,982 (151,310,313) 187,603,669
13.1
Lifecycle 2055 1,315,357,118 118,634,387 (70,579,287) 48,055,100
13.2
Lifecycle 2060 457,507,417 30,308,416 (30,539,309) (230,893)
13.3
Lifecycle 2065 28,026,514 1,126,159 (654,001) 472,158
Fund
Undistributed
ordinary
income
Undistributed
long-term
capital gains
Unrealized
appreciation
(depreciation)
Capital loss
carryforwards
Late-year
loss deferrals
Other
book-to-tax
differences Total
12.1
Lifecycle Retirement Income $– $14,164,372 $3,967,252 $– $– $(34,121) $18,097,503
12.2
Lifecycle 2010 7,146,136 29,147,249 29,984,089 – – (112,281) 66,165,193
12.3
Lifecycle 2015 6,365,436 45,091,411 (18,950,060) – – (164,364) 32,342,423
12.4
Lifecycle 2020 12,294,448 107,965,174 (19,137,212) – – (263,470) 100,858,940
12.5
Lifecycle 2025 16,010,019 181,293,762 (15,757,287) – – (286,173) 181,260,321
12.6
Lifecycle 2030 13,718,284 223,672,284 12,185,890 – – (281,973) 249,294,485
12.7
Lifecycle 2035 8,898,660 260,383,909 59,741,628 – – (284,498) 328,739,699
12.8
Lifecycle 2040 455,839 343,941,755 146,138,275 – – (361,806) 490,174,063
12.9
Lifecycle 2045 – 245,652,309 174,602,378 – – (150,017) 420,104,670
13.01
Lifecycle 2050 – 184,197,498 102,413,168 – – (96,766) 286,513,900
13.1
Lifecycle 2055 1,145,841 78,779,045 5,125,392 – – (28,713) 85,021,565
13.2
Lifecycle 2060 591,529 22,416,153 (17,698,547) – – (5,421) 5,303,714
13.3
Lifecycle 2065 – 411,062 (1,688,427) – – (48) (1,277,413)

Notes to financial statements
(unaudited)

2022 Semiannual Report TIAA-CREF Lifecycle Funds
continued
Funds fee rate portion of each Fund’s management fee through September 30, 2023. As of November 30, 2022, the Adviser received from the Funds the following effective annual rate as a percentage of average daily net assets of each Fund:
The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to the Adviser under the Service Agreement.
Under the terms of the distribution Rule 12b-1 plan, the Retirement Class of each Fund and the Retail Class of the Retirement
Income Fund compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retirement
Class of each Fund and the Retail Class of the Retirement Income Fund at the maximum annual rates of 0.05% and 0.25% of the average daily net assets attributable to each Fund’s Retirement Class and the Retirement Income Fund’s Retail Class, respectively.
However, Nuveen Securities has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement
Class and the plan is suspended through September 30, 2023. This agreement may be terminated before this date with the approval of the Board. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of average daily net assets attributable to the Fund’s Premier Class.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated TIAA-CREF Funds) exceeds 0.00% of average daily net assets for the Institutional Class shares; 0.15% of average daily net assets for the Advisor Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.25% of average daily net assets for the Retirement Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least
September 30, 2023, unless changed with approval of the Board.
With respect to the Lifecycle 2010 Fund, the Adviser has voluntarily agreed to reimburse the Fund for 0.035% of the Total Expenses of the Institutional Class that are originally attributable to Class W shares of the Underlying Funds. This voluntary commitment is effective May 1, 2022 to April 30, 2023.
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended November 30, 2022, these transactions did not materially impact the Funds.
The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account (“TIAA Access”) as of
November 30, 2022:
Investment management fee waiver
Fund Investment management fee—effective rate Effective 10/1/22 Prior to 10/1/22
Lifecycle Retirement Income 0.28% 0.127% 0.128%
Lifecycle 2010 0.28 0.123 0.129
Lifecycle 2015 0.28 0.128 0.129
Lifecycle 2020 0.28 0.130 0.131
Lifecycle 2025 0.28 0.132 0.134
Lifecycle 2030 0.29 0.144 0.146
Lifecycle 2035 0.29 0.156 0.158
Lifecycle 2040 0.29 0.176 0.167
Lifecycle 2045 0.30 0.175 0.177
Lifecycle 2050 0.30 0.185 0.186
Lifecycle 2055 0.30 0.185 0.186
Lifecycle 2060 0.30 0.185 0.196
Lifecycle 2065 0.30 0.196 0.196

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
continued
Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds and the TIAA-CREF Real Property Fund LP. Effective after the close of business on October 28, 2022, the
Nuveen International Growth Fund merged into the TIAA-CREF International Opportunities Fund. Information regarding transactions with affiliated companies is as follows:
Underlying Fund TIAA TIAA Access Total
12.1
Lifecycle Retirement Income – % 11% 11%
12.2
Lifecycle 2010 – 12 12
12.3
Lifecycle 2015 – 13 13
12.4
Lifecycle 2020 – 15 15
12.5
Lifecycle 2025 – 15 15
12.6
Lifecycle 2030 – 15 15
12.7
Lifecycle 2035 – 16 16
12.8
Lifecycle 2040 – 16 16
12.9
Lifecycle 2045 – 16 16
13.01
Lifecycle 2050 – 19 19
13.1
Lifecycle 2055 – 16 16
13.2
Lifecycle 2060 – 16 16
13.3
Lifecycle 2065 18 4 22
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss) Merger
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle Retirement Income Fund
Nuveen Funds:
Dividend Growth
$ 16,654,039 $ 1,659,311 $ 4,751,510 $ 289,062 $ – $ (64,277) $ 105,517 $ 13,786,625
Dividend Value
19,062,054 2,481,060 4,789,937 147,148 – 282,765 150,937 17,183,090
Growth Opportunities ETF
17,698,718 607,546 3,120,962 (1,356,641) – 540,339 – 14,369,000
International Growth
13,648,513 649,592 9,464,225 (3,744,181) (3,627,207) 2,537,508 123,553 –
TIAA-CREF Funds:
Core Bond
110,567,449 6,687,601 14,564,759 (2,458,504) – (3,431,190) 1,756,740 96,800,597
Core Plus Bond
69,071,504 3,670,014 8,138,345 (1,444,074) – (2,461,790) 1,236,193 60,697,309
Emerging Markets Debt
10,863,568 1,403,521 1,560,444 (416,553) – (274,279) 334,578 10,015,813
Emerging Markets Equity
7,910,935 3,719,513 1,133,481 (446,446) – (119,423) – 9,931,098
Growth & Income
16,758,801 1,519,973 4,204,045 82,848 – (365,391) 115,489 13,792,186
High-Yield
10,754,270 2,958,662 1,427,958 (147,055) – (502,514) 341,625 11,635,405
Inflation-Linked Bond
52,879,871 3,562,805 5,684,256 (375,134) – (4,065,514) 2,397,332 46,317,772
International Bond
11,068,322 777,435 1,245,903 (247,672) – (644,988) 649,139 9,707,194
International Equity
19,454,174 8,819,143 3,730,756 (546,501) – 1,119,844 – 25,115,904
International Opportunities
13,735,162 1,635,478 2,817,980 (728,496) 3,627,207 (471,400) 216,878 14,979,971
Large-Cap Growth
17,650,331 1,438,269 4,138,418 (1,122,202) – 461,866 – 14,289,846
Large-Cap Value
19,083,300 2,610,968 5,046,831 563,730 – (41,594) – 17,169,573
Quant International Small-Cap Equity
9,149,542 834,531 1,226,911 (259,719) – (357,511) – 8,139,932
Quant Small/Mid-Cap Equity
5,517,928 2,922,201 1,420,297 (58,026) – 142,299 – 7,104,105
Quant Small-Cap Equity
4,636,375 596,528 1,264,163 138,981 – 65,732 – 4,173,453
Short-Term Bond
53,080,604 4,089,207 10,085,583 (518,152) – (580,146) 704,039 45,985,930
TIAA-CREF Real Property Fund LP
a
30,624,809 3,050,659 2,981,789 27,964 – (1,463,623) 1,823,455 29,258,020
$529,870,269 $55,694,017 $92,798,553 $(12,619,623) $– $(9,693,287) $9,955,475 $470,452,823

Notes to financial statements
(unaudited)

2022 Semiannual Report TIAA-CREF Lifecycle Funds
continued
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss) Merger
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle 2010 Fund
Nuveen Funds:
Dividend Growth
$ 31,964,855 $ 2,041,683 $ 8,807,258 $ 767,615 $ – $ (318,724) $ 201,294 $ 25,648,171
Dividend Value
36,565,173 4,153,824 9,448,345 524,489 – 285,799 288,855 32,080,940
Growth Opportunities ETF
33,996,901 1,004,422 6,768,650 (2,902,549) – 1,382,527 – 26,712,651
International Growth
26,242,571 1,178,094 18,223,566 (6,936,087) (6,885,990) 4,624,978 235,186 –
TIAA-CREF Funds:
Core Bond
217,258,806 10,913,200 31,135,903 (4,265,826) – (7,139,019) 3,422,321 185,631,258
Core Plus Bond
135,990,055 6,191,162 18,203,515 (2,681,179) – (4,899,747) 2,407,781 116,396,776
Emerging Markets Debt
21,240,547 2,645,971 3,316,874 (829,021) – (528,573) 652,169 19,212,050
Emerging Markets Equity
15,195,170 6,734,187 2,299,914 (633,435) – (454,703) – 18,541,305
Growth & Income
32,150,930 2,721,838 8,685,751 266,708 – (797,513) 220,153 25,656,212
High-Yield
20,952,445 5,726,204 3,108,338 (265,364) – (993,148) 664,700 22,311,799
Inflation-Linked Bond
103,913,550 4,598,604 11,185,451 (488,250) – (8,139,502) 4,675,070 88,698,951
International Bond
21,746,110 1,603,010 2,996,002 (566,513) – (1,165,733) 1,262,133 18,620,872
International Equity
37,317,111 16,682,644 8,150,520 (557,498) – 1,598,072 – 46,889,809
International Opportunities
26,348,256 3,094,975 6,085,387 (1,312,572) 6,885,990 (963,172) 410,907 27,968,090
Large-Cap Growth
33,868,182 2,379,958 8,436,569 1,019,726 – (2,276,236) – 26,555,061
Large-Cap Value
36,610,558 4,825,277 10,357,802 1,851,680 – (875,175) – 32,054,538
Quant International Small-Cap Equity
17,567,129 1,283,837 2,470,982 (348,873) – (834,363) – 15,196,748
Quant Small/Mid-Cap Equity
10,586,451 5,599,164 2,967,172 (132,119) – 291,339 – 13,377,663
Quant Small-Cap Equity
8,893,667 1,059,047 2,563,180 250,762 – 143,624 – 7,783,920
Short-Term Bond
124,023,123 11,473,856 23,898,345 (1,253,621) – (1,314,614) 1,662,536 109,030,399
TIAA-CREF Real Property Fund LP
a
49,123,040 3,603,389 7,576,752 852,498 – (3,018,219) 2,806,797 42,983,956
$1,041,554,630 $99,514,346 $196,686,276 $(17,639,429) $– $(25,392,102) $18,909,902 $901,351,169
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss) Merger
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle 2015 Fund
Nuveen Funds:
Dividend Growth
$ 50,324,601 $ 2,210,717 $ 12,547,209 $ 1,171,665 $ – $ (529,269) $ 322,219 $ 40,630,505
Dividend Value
57,698,499 6,711,387 15,362,758 788,587 – 399,632 450,486 50,235,347
Growth Opportunities ETF
53,709,499 1,763,829 10,603,433 (4,637,911) – 2,244,807 – 42,476,791
International Growth
41,344,736 1,475,720 28,434,816 (10,999,891) (10,752,112) 7,366,363 362,983 –
TIAA-CREF Funds:
Core Bond
302,427,596 17,847,807 44,608,486 (7,264,982) – (8,573,831) 4,762,016 259,828,104
Core Plus Bond
188,730,264 9,839,993 25,098,196 (3,899,474) – (6,624,926) 3,350,652 162,947,661
Emerging Markets Debt
29,441,694 4,230,995 4,878,855 (1,368,667) – (489,076) 908,425 26,936,091
Emerging Markets Equity
23,946,693 10,618,156 3,702,279 (1,911,918) – 176,334 – 29,126,986
Growth & Income
50,715,974 3,781,595 12,904,659 (135,456) – (775,696) 350,357 40,681,758
High-Yield
29,095,466 8,247,437 4,273,463 (697,972) – (1,052,246) 924,688 31,319,222
Inflation-Linked Bond
128,377,721 8,203,091 13,216,469 (922,364) – (9,794,182) 5,810,372 112,647,797
International Bond
30,127,569 2,110,705 3,767,741 (728,034) – (1,676,405) 1,755,262 26,066,094
International Equity
58,901,761 26,088,037 12,899,576 (598,138) – 2,168,391 – 73,660,475
International Opportunities
41,576,071 4,399,540 9,129,270 (2,403,867) 10,752,112 (1,292,874) 642,729 43,901,712
Large-Cap Growth
53,389,094 4,475,792 13,610,684 64,254 – (2,043,662) – 42,274,794
Large-Cap Value
57,752,362 6,696,458 15,717,035 1,915,912 – (453,489) – 50,194,208
Quant International Small-Cap Equity
27,682,108 1,342,589 3,282,014 (472,838) – (1,396,846) – 23,872,999
Quant Small/Mid-Cap Equity
16,695,813 7,593,198 4,154,708 (168,635) – 386,289 – 20,351,957
Quant Small-Cap Equity
14,034,147 1,589,294 3,992,809 447,525 – 152,461 – 12,230,618
Short-Term Bond
128,899,632 11,128,658 25,520,205 (1,351,027) – (1,304,244) 1,713,587 111,852,814
TIAA-CREF Real Property Fund LP
a
84,936,878 6,764,015 8,168,423 389,608 – (4,312,356) 5,008,308 79,609,722
$1,469,808,178 $147,119,013 $275,873,088 $(32,783,623) $– $(27,424,825) $26,362,084 $1,280,845,655

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
continued
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss) Merger
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle 2020 Fund
Nuveen Funds:
Dividend Growth
$ 125,763,057 $ 6,740,422 $ 31,812,113 $ 2,690,968 $ – $ (1,131,512) $ 810,148 $ 102,250,822
Dividend Value
143,856,116 13,622,315 35,585,973 1,787,747 – 1,089,010 1,125,720 124,769,215
Growth Opportunities ETF
133,643,996 3,701,140 23,857,743 (10,303,176) – 4,205,357 – 107,389,574
International Growth
103,294,654 3,806,204 72,044,886 (28,178,372) (25,727,878) 18,850,278 868,947 –
TIAA-CREF Funds:
Core Bond
647,104,258 44,444,055 102,619,474 (16,826,338) – (17,162,048) 10,212,911 554,940,453
Core Plus Bond
403,940,373 22,894,688 56,101,042 (9,005,262) – (13,590,310) 7,185,102 348,138,447
Emerging Markets Debt
63,356,656 7,909,664 9,507,113 (2,550,272) – (1,432,041) 1,955,408 57,776,894
Emerging Markets Equity
59,660,607 26,276,918 9,109,856 (4,453,133) – 172,513 – 72,547,049
Growth & Income
126,487,695 9,121,290 30,992,672 (410,632) – (1,836,629) 874,559 102,369,052
High-Yield
62,251,339 18,328,130 9,548,711 (1,528,191) – (2,255,485) 1,995,050 67,247,082
Inflation-Linked Bond
217,793,589 15,780,161 23,462,023 (1,971,575) – (16,373,233) 9,908,751 191,766,919
International Bond
64,521,978 4,888,819 8,548,349 (1,699,725) – (3,487,738) 3,777,339 55,674,985
International Equity
146,844,248 62,567,175 29,989,724 (2,023,732) – 6,073,340 – 183,471,307
International Opportunities
103,642,814 9,617,949 20,739,999 (5,384,288) 25,727,878 (3,496,315) 1,612,917 109,368,039
Large-Cap Growth
133,234,907 8,570,352 29,840,758 (310,374) – (4,552,017) – 107,102,110
Large-Cap Value
144,031,344 14,963,798 37,958,279 4,796,565 – (1,182,921) – 124,650,507
Quant International Small-Cap Equity
69,185,085 4,152,377 9,059,160 (1,393,309) – (3,302,293) – 59,582,700
Quant Small/Mid-Cap Equity
41,648,283 16,755,081 10,102,823 (354,767) – 880,573 – 48,826,347
Quant Small-Cap Equity
34,990,119 3,778,321 9,776,589 593,656 – 909,870 – 30,495,377
Short-Term Bond
218,673,196 22,175,098 45,904,766 (2,383,587) – (2,144,249) 2,919,971 190,415,692
TIAA-CREF Real Property Fund LP
a
186,054,719 11,283,167 13,995,603 454,496 – (9,120,390) 11,039,097 174,676,389
$3,229,979,033 $331,377,124 $620,557,656 $(78,453,301) $– $(48,886,240) $54,285,920 $2,813,458,960
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss) Merger
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle 2025 Fund
Nuveen Funds:
Dividend Growth
$ 215,677,614 $ 10,373,187 $ 52,891,986 $ 4,402,034 $ – $ (1,577,970) $ 1,401,251 $ 175,982,879
Dividend Value
246,500,459 18,645,391 58,375,509 1,472,364 – 3,456,709 1,939,431 211,699,414
Growth Opportunities ETF
229,001,355 8,058,672 40,991,872 (17,771,821) – 7,414,524 – 185,710,858
International Growth
177,036,224 6,062,703 122,870,392 (49,311,779) (44,569,595) 33,652,839 1,498,070 –
TIAA-CREF Funds:
Core Bond
852,085,039 75,315,030 145,839,198 (26,201,155) – (18,844,611) 13,592,748 736,515,105
Core Plus Bond
532,181,504 39,307,917 78,915,276 (15,167,314) – (14,802,355) 9,571,801 462,604,476
Emerging Markets Debt
83,891,036 12,715,905 13,412,264 (3,621,479) – (1,701,717) 2,630,732 77,871,481
Emerging Markets Equity
102,485,410 47,805,792 19,014,293 (9,409,414) – 2,083,858 – 123,951,353
Growth & Income
216,825,616 12,441,254 49,314,361 (2,989,158) – (777,957) 1,523,523 176,185,394
High-Yield
81,911,293 28,013,631 13,823,287 (2,222,090) – (2,821,634) 2,687,518 91,057,913
Inflation-Linked Bond
223,149,075 21,288,246 27,348,019 (3,382,423) – (15,594,241) 10,234,285 198,112,638
International Bond
85,053,333 8,791,362 12,992,444 (2,666,411) – (4,204,212) 5,020,555 73,981,628
International Equity
251,935,833 106,434,416 52,786,817 (5,658,280) – 12,798,455 – 312,723,607
International Opportunities
176,996,684 16,639,601 36,473,808 (10,245,877) 44,569,595 (5,150,974) 2,774,551 186,335,221
Large-Cap Growth
228,405,525 13,111,810 48,076,880 (8,565,088) – 422,372 – 185,297,739
Large-Cap Value
246,833,985 17,310,009 58,904,363 7,811,017 – (1,516,418) – 211,534,230
Quant International Small-Cap Equity
118,945,621 6,506,748 15,862,290 (3,410,656) – (4,665,675) – 101,513,748
Quant Small/Mid-Cap Equity
71,474,541 25,143,831 17,617,793 (794,967) – 1,650,632 – 79,856,244
Quant Small-Cap Equity
59,977,699 4,909,195 15,507,054 440,474 – 2,198,247 – 52,018,561
Short-Term Bond
223,603,650 26,848,079 48,968,590 (2,894,376) – (1,779,357) 3,021,121 196,809,406
TIAA-CREF Real Property Fund LP
a
269,547,721 10,277,535 13,390,505 83,792 – (12,776,900) 16,133,520 253,741,643
$4,693,519,217 $516,000,314 $943,377,001 $(150,102,607) $– $(22,536,385) $72,029,106 $4,093,503,538

Notes to financial statements
(unaudited)

2022 Semiannual Report TIAA-CREF Lifecycle Funds
continued
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss) Merger
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle 2030 Fund
Nuveen Funds:
Dividend Growth
$ 282,876,971 $ 13,317,203 $ 66,054,462 $ 5,537,580 $ – $ (1,641,765) $ 1,833,658 $ 234,035,527
Dividend Value
319,204,792 18,717,310 66,413,933 (564,865) – 7,063,344 2,540,591 278,006,648
Growth Opportunities ETF
296,501,552 13,497,131 48,456,658 (21,025,929) – 7,590,264 – 248,106,360
International Growth
228,619,103 8,262,809 158,958,489 (65,638,860) (57,173,773) 44,889,210 1,922,274 –
TIAA-CREF Funds:
Core Bond
793,610,673 88,568,431 148,023,820 (27,097,883) – (15,201,932) 12,736,449 691,855,469
Core Plus Bond
496,276,776 49,110,759 81,654,031 (16,146,863) – (11,970,909) 8,970,421 435,615,732
Emerging Markets Debt
79,301,376 13,971,776 13,191,717 (3,571,364) – (1,478,431) 2,530,160 75,031,640
Emerging Markets Equity
132,972,286 63,394,810 23,470,609 (12,766,649) – 3,287,542 – 163,417,380
Growth & Income
280,673,465 14,998,146 56,696,215 (6,809,437) – 2,137,056 1,993,911 234,303,015
High-Yield
76,505,482 32,090,202 14,528,890 (2,249,599) – (2,694,533) 2,593,540 89,122,662
Inflation-Linked Bond
141,484,431 20,683,946 19,167,189 (2,516,184) – (9,750,842) 6,596,605 130,734,162
International Bond
79,557,336 9,561,025 12,967,280 (2,687,656) – (3,796,081) 4,729,206 69,667,344
International Equity
327,486,418 137,506,275 62,487, 863 (10,385,078) – 20,078,011 – 412,197,763
International Opportunities
228,827,843 20,407,59 7 41,448,928 (12,919,839) 57,173,773 (6,433,861) 3,645,246 245,606,585
Large-Cap Growth
295,523,991 20,044,074 57,508,387 (16,391,172) – 5,900,966 – 247,569,472
Large-Cap Value
319,633,182 19,729,810 69,871,127 7,031,241 – 1,281,638 – 277,804,744
Quant International Small-Cap Equity
154,771,852 9,366,291 19,929,573 (5,196,207) – (5,208,368) – 133,803,995
Quant Small/Mid-Cap Equity
92,914,131 26,884,653 19,760,091 (1,339,210) – 2,386,451 – 101,085,934
Quant Small-Cap Equity
77,757,060 5,550,193 18,161,380 (63,608) – 3,478,218 – 68,560,483
Short-Term Bond
141,863,168 21,084,198 30,057,906 (1,930,180) – (1,078,895) 1,956,564 129,880,385
TIAA-CREF Real Property Fund LP
a
294,282,643 9,710,992 8,625,399 (120,106) – (13,927,055) 17,773,792 281,321,075
$5,140,644,531 $616,457,631 $1,037,433,947 $(196,851,868) $– $24,910,028 $69,822,417 $4,547,726,375
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss) Merger
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle 2035 Fund
Nuveen Funds:
Dividend Growth
$ 336,190,612 $ 21,823,103 $ 74,639,391 $ 6,578,715 $ – $ (344,220) $ 2,195,914 $ 289,608,819
Dividend Value
379,461,663 29,893,791 78,206,582 (1,458,703) – 10,609,041 3,021,930 340,299,210
Growth Opportunities ETF
352,637,486 28,420,893 57,975,488 (25,350,606) – 10,368,583 – 308,100,868
International Growth
271,861,625 10,301,592 188,093,848 (78,246,823) (69,891,747) 54,069,201 2,347,422 –
TIAA-CREF Funds:
Core Bond
676,130,315 87,180,550 194,027,052 (35,952,257) – (682,190) 10,459,240 532,649,366
Core Plus Bond
423,043,167 47,451,181 109,016,741 (21,508,127) – (2,919,625) 7,389,497 337,049,855
Emerging Markets Debt
68,823,108 11,677,700 14,739,510 (4,154,022) – (674,333) 2,230,568 60,932,943
Emerging Markets Equity
158,333,556 83,389,068 30,195,315 (16,497,701) – 5,817,128 – 200,846,736
Growth & Income
333,818,925 27,053,927 66,358,301 (9,177,200) – 4,503,062 2,385,621 289,840,413
High-Yield
65,286,209 31,728,049 17,733,222 (2,902,134) – (1,676,220) 2,231,871 74,702,682
Inflation-Linked Bond
39,943,822 12,548,541 5,590,756 (924,738) – (2,728,242) 1,959,678 43,248,627
International Bond
67,826,189 9,171,833 17,375,531 (3,872,806) – (1,792,635) 4,003,553 53,957,050
International Equity
390,545,112 179,991,755 79,002,718 (13,122,723) – 27,537,506 – 505,948,932
International Opportunities
272,155,637 30,744,650 49,017,394 (15,864,004) 69,891,747 (6,382,762) 4,489,921 301,527,874
Large-Cap Growth
351,434,534 35,811,434 67,774,153 (20,963,864) – 9,532,668 – 308,040,619
Large-Cap Value
380,522,146 29,627,103 81,822,340 6,958,317 – 4,538,255 – 339,823,481
Quant International Small-Cap Equity
184,225,334 17,055,575 25,492,712 (6,725,598) – (4,793,687) – 164,268,912
Quant Small/Mid-Cap Equity
110,773,008 27,763,308 20,520,445 (1,600,338) – 3,212,218 – 119,627,751
Quant Small-Cap Equity
92,573,043 7,782,694 20,659,813 (519,459) – 4,961,134 – 84,137,599
Short-Term Bond
40,037,261 11,348,368 7,532,394 (513,397) – (376,732) 597,958 42,963,106
TIAA-CREF Real Property Fund LP
a
302,335,381 8,950,263 7,624,055 (118,693) – (14,348,815) 18,262,803 289,194,081
$5,297,958,133 $749,715,378 $1,213,397,761 $(245,936,161) $– $98,429,335 $61,575,976 $4,686,768,924

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
continued
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss) Merger
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle 2040 Fund
Nuveen Funds:
Dividend Growth
$ 450,114,292 $ 33,114,896 $ 86,906,602 $ 7,608,327 $ – $ 2,046,831 $ 2,949,544 $ 405,977,744
Dividend Value
507,335,589 44,238,028 91,355,688 (2,468,542) – 15,772,439 4,045,615 473,521,826
Growth Opportunities ETF
470,732,112 46,074,366 64,768,432 (28,552,877) – 9,769,958 – 433,255,127
International Growth
363,042,368 14,492,241 251,224,764 (105,372,977) (94,036,600) 73,099,732 3,157,588 –
TIAA-CREF Funds:
Core Bond
546,707,380 91,080,798 235,417,461 (44,071,145) – 13,103,606 8,076,914 371,403,178
Core Plus Bond
343,601,807 47,601,364 131,716,295 (26,642,052) – 5,868,251 5,760,320 238,713,075
Emerging Markets Debt
58,594,183 12,486,022 17,506,543 (4,881,594) – 221,418 1,971,621 48,913,486
Emerging Markets Equity
211,121,918 117,283,885 34,630,127 (19,164,189) – 5,543,915 – 280,155,402
Growth & Income
446,330,002 42,457,568 77,074,521 (12,604,093) – 7,321,991 3,201,775 406,430,947
High-Yield
53,121,583 37,582,055 22,075,005 (2,659,170) – (1,753,283) 1,935,255 64,216,180
International Bond
55,125,845 9,299,348 21,364,934 (4,777,577) – (67,185) 3,277,941 38,215,497
International Equity
523,546,057 250,351,355 89,744,727 (17,653,784) – 39,552,186 – 706,051,087
International Opportunities
363,440,893 46,835,621 54,752,924 (19,896,891) 94,036,600 (8,895,066) 6,112,763 420,768,233
Large-Cap Growth
469,219,743 57,279,227 78,953,784 (24,856,623) – 10,449,790 – 433,138,353
Large-Cap Value
508,448,418 43,606,220 95,801,546 6,352,928 – 10,285,815 – 472,891,835
Quant International Small-Cap Equity
245,989,860 27,873,722 30,002,780 (8,190,592) – (6,425,789) – 229,244,421
Quant Small/Mid-Cap Equity
147,236,834 35,310,500 22,360,529 (2,109,210) – 4,507,822 – 162,585,417
Quant Small-Cap Equity
123,898,184 10,810,499 23,569,287 (1,193,108) – 7,365,164 – 117,311,452
TIAA-CREF Real Property Fund LP
a
355,204,775 18,626,540 8,821,699 (224,567) – (16,979,937) 21,602,480 347,805,112
$6,242,811,843 $986,404,255 $1,438,047,648 $(311,357,736) $– $170,787,658 $62,091,816 $5,650,598,372
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss) Merger
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle 2045 Fund
Nuveen Funds:
Dividend Growth
$ 337,040,174 $ 15,161,647 $ 57,819,667 $ 5,085,511 $ – $ 1,174,034 $ 2,225,841 $ 300,641,699
Dividend Value
379,742,946 22,933,339 62,674,171 (1,886,165) – 10,587,491 3,056,841 348,703,440
Growth Opportunities ETF
352,196,264 26,320,051 42,876,702 (19,175,893) – 4,377,017 – 320,840,737
International Growth
271,590,528 11,360,716 190,184,153 (80,491,412) (67,271,709) 54,996,030 2,277,537 –
TIAA-CREF Funds:
Core Bond
166,526,213 50,066,060 95,951,073 (17,349,628) – 7,848,015 2,447,786 111,139,587
Core Plus Bond
106,541,209 25,044,325 50,678,536 (10,112,811) – 3,550,074 1,798,547 74,344,261
Emerging Markets Debt
21,300,669 7,841,593 7,053,799 (1,692,259) – (59,147) 784,945 20,337,057
Emerging Markets Equity
157,914,642 85,334,834 26,328,050 (14,139,360) – 3,612,524 – 206,394,590
Growth & Income
334,073,777 24,363,199 53,021,769 (10,259,180) – 5,401,246 2,416,387 300,557,273
High-Yield
16,387,435 24,686,721 9,114,849 (747,428) – (1,086,113) 810,942 30,125,766
International Bond
17,017,883 4,885,194 8,423,283 (1,863,446) – 331,598 1,029,146 11,947,946
International Equity
392,801,887 176,221,300 63,012,957 (13,404,389) – 28,025,870 – 520,631,711
International Opportunities
272,303,921 28,823,188 36,630,052 (14,507,152) 67,271,709 (6,964,875) 4,497,302 310,296,739
Large-Cap Growth
352,391,906 35,531,444 55,485,589 (17,696,018) – 6,002,504 – 320,744,247
Large-Cap Value
380,523,753 22,345,407 65,810,211 2,955,856 – 8,332,700 – 348,347,505
Quant International Small-Cap Equity
184,057,436 18,056,077 21,550,862 (6,387,413) – (5,142,551) – 169,032,687
Quant Small/Mid-Cap Equity
110,438,385 22,269,796 15,877,970 (1,762,055) – 3,234,381 – 118,302,537
Quant Small-Cap Equity
92,745,776 5,807,357 16,388,707 (1,007,084) – 5,360,127 – 86,517,469
TIAA-CREF Real Property Fund LP
a
237,218,197 20,848,691 10,701,631 (324,321) – (11,393,978) 14,630,569 235,646,958
$4,182,813,001 $627,900,939 $889,584,031 $(204,764,647) $– $118,186,947 $35,975,843 $3,834,552,209

Notes to financial statements
(unaudited)

2022 Semiannual Report TIAA-CREF Lifecycle Funds
continued
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss) Merger
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle 2050 Fund
Nuveen Funds:
Dividend Growth
$ 263,856,041 $ 10,101,450 $ 39,716,143 $ 3,070,710 $ – $ 1,491,848 $ 1,759,183 $ 238,803,906
Dividend Value
297,670,495 14,000,150 41,779,922 (1,536,401) – 8,139,829 2,414,567 276,494,151
Growth Opportunities ETF
275,816,956 16,770,717 25,634,675 (11,674,363) – (320,324) – 254,958,311
International Growth
212,627,717 9,429,895 149,978,954 (64,555,404) (51,417,565) 43,894,311 1,750,406 –
TIAA-CREF Funds:
Core Bond
55,158,833 31,605,930 46,397,683 (5,941,101) – 3,174,148 770,578 37,600,127
Core Plus Bond
36,991,318 13,188,612 20,407,255 (3,114,473) – 1,003,342 609,509 27,661,544
Emerging Markets Debt
9,724,323 5,477,950 3,135,513 (659,087) – (116,310) 391,164 11,291,363
Emerging Markets Equity
123,949,865 66,825,771 18,450,006 (11,143,331) – 2,844,604 – 164,026,903
Growth & Income
261,735,853 16,551,328 35,507,752 (7,815,698) – 3,721,808 1,908,985 238,685,539
High-Yield
5,684,576 18,321,218 4,496,489 (245,191) – (699,343) 435,903 18,564,771
International Bond
5,847,676 2,942,518 3,854,604 (718,802) – 229,086 331,571 4,445,874
International Equity
307,121,967 136,828,557 42,108,004 (9,331,450) – 20,457,880 – 412,968,950
International Opportunities
213,640,293 23,007,829 25,378,354 (11,108,919) 51,417,565 (5,406,122) 3,523,227 246,172,292
Large-Cap Growth
276,448,661 28,724,513 40,914,273 (14,097,479) – 4,609,941 – 254,771,363
Large-Cap Value
297,930,591 14,582,912 44,553,169 (386,736) – 8,640,576 – 276,214,174
Quant International Small-Cap Equity
143,939,577 13,318,637 14,008,594 (4,288,021) – (4,851,084) – 134,110,515
Quant Small/Mid-Cap Equity
86,546,958 16,688,358 10,956,718 (1,505,441) – 2,563,253 – 93,336,410
Quant Small-Cap Equity
72,652,138 3,628,260 10,943,672 (1,168,720) – 4,466,267 – 68,634,273
TIAA-CREF Real Property Fund LP
a
176,913,185 19,440,426 6,972,335 (224,729) – (8,653,209) 11,020,766 180,503,338
$3,124,257,023 $461,435,031 $585,194,115 $(146,444,636) $– $85,190,501 $24,915,859 $2,939,243,804
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss) Merger
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle 2055 Fund
Nuveen Funds:
Dividend Growth
$ 119,306,325 $ 9,554,262 $ 19,093,955 $ 1,099,359 $ – $ 1,310,333 $ 805,543 $ 112,176,324
Dividend Value
134,861,064 9,919,263 18,077,019 (790,651) – 4,093,056 1,113,634 130,005,713
Growth Opportunities ETF
125,169,882 11,026,147 10,944,860 (5,024,439) – (312,745) – 119,913,985
International Growth
96,278,602 5,200,106 68,180,243 (29,475,359) (23,505,555) 19,682,449 815,895 –
TIAA-CREF Funds:
Core Bond
15,402,221 12,637,750 18,495,084 (1,914,187) – 1,166,588 203,613 8,797,288
Core Plus Bond
10,953,921 6,035,926 8,857,122 (1,211,995) – 584,143 172,123 7,504,873
Emerging Markets Debt
3,536,492 2,658,463 1,435,483 (264,051) – (31,066) 152,560 4,464,355
Emerging Markets Equity
56,253,471 33,467,219 8,957,018 (5,671,852) – 2,042,002 – 77,133,822
Growth & Income
118,841,676 10,648,843 15,555,043 (3,455,368) – 1,743,953 875,309 112,224,061
High-Yield
1,671,477 8,623,536 2,066,871 (104,028) – (273,675) 174,286 7,850,439
International Bond
1,706,364 1,107,696 1,464,391 (235,108) – 90,757 95,356 1,205,318
International Equity
139,142,949 69,257,459 20,025,314 (4,541,861) – 10,273,149 – 194,106,382
International Opportunities
96,948,952 13,106,448 11,006,947 (4,846,632) 23,505,555 (2,068,110) 1,638,911 115,639,266
Large-Cap Growth
125,377,736 17,015,708 18,341,867 (6,549,479) – 2,331,666 – 119,833,764
Large-Cap Value
135,072,433 10,104,809 19,542,079 (816,661) – 4,959,056 – 129,777,558
Quant International Small-Cap Equity
65,187,111 8,076,415 6,267,007 (1,953,234) – (2,046,832) – 62,996,453
Quant Small/Mid-Cap Equity
39,212,281 8,768,586 4,748,951 (651,689) – 1,208,083 – 43,788,310
Quant Small-Cap Equity
32,916,502 2,498,168 4,727,083 (548,526) – 2,147,920 – 32,286,981
TIAA-CREF Real Property Fund LP
a
79,015,123 11,185,109 2,435,516 (86,371) – (3,971,019) 4,999,554 83,707,326
$1,396,854,582 $250,891,913 $260,221,853 $(67,042,132) $– $42,929,708 $11,046,784 $1,363,412,218

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
continued
Note 7—inter-fund lending program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended November 30, 2022, there were no inter-fund borrowing or lending transactions.
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss) Merger
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle 2060 Fund
Nuveen Funds:
Dividend Growth
$ 38,189,468 $ 6,845,620 $ 7,881,590 $ 24,889 $ – $ 963,353 $ 266,931 $ 38,141,740
Dividend Value
43,376,576 5,653,684 6,147,638 (287,901) – 1,582,961 370,311 44,177,682
Growth Opportunities ETF
40,229,648 6,153,768 3,962,197 (1,775,519) – 99,104 – 40,744,804
International Growth
30,990,305 2,223,559 21,901,339 (9,695,269) (8,014,966) 6,397,710 284,686 –
TIAA-CREF Funds:
Core Bond
2,028,688 3,787,879 5,046,005 (186,999) – 121,815 23,602 705,378
Core Plus Bond
1,711,241 1,890,645 2,791,124 (226,154) – 125,819 22,421 710,427
Emerging Markets Debt
873,546 1,009,814 1,203,036 (173,669) – 49,088 41,537 555,743
Emerging Markets Equity
18,086,195 12,246,002 3,025,784 (2,117,260) – 1,007,655 – 26,196,808
Growth & Income
38,250,933 5,532,532 5,227,487 (1,151,846) – 720,174 289,141 38,124,306
High-Yield
269,179 2,830,728 637,725 (32,410) – (75,727) 50,157 2,354,045
International Bond
255,266 354,286 471,942 (39,728) – 16,969 13,332 114,851
International Equity
44,478,938 27,161,266 7,933,500 (1,780,946) – 4,085,811 – 66,011,569
International Opportunities
31,263,555 6,209,731 4,156,627 (1,792,324) 8,014,966 (236,952) 556,775 39,302,349
Large-Cap Growth
40,300,714 7,838,128 6,072,267 (2,566,204) – 1,212,696 – 40,713,067
Large-Cap Value
43,538,712 5,256,401 6,262,785 (300,452) – 1,909,200 – 44,141,076
Quant International Small-Cap Equity
20,937,017 4,328,037 2,658,525 (858,901) – (358,853) – 21,388,775
Quant Small/Mid-Cap Equity
12,598,139 3,584,474 1,566,849 (195,736) – 438,123 – 14,858,151
Quant Small-Cap Equity
10,575,310 1,212,357 1,385,315 (154,822) – 720,969 – 10,968,499
TIAA-CREF Real Property Fund LP
a
24,990,614 5,218,944 794,539 (35,503) – (1,312,262) 1,637,742 28,067,254
$442,944,044 $109,337,855 $89,126,274 $(23,346,754) $– $17,467,653 $3,556,635 $457,276,524
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss) Merger
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle 2065 Fund
Nuveen Funds:
Dividend Growth
$ 2,064,345 $ 996,243 $ 756,124 $ (43,694) $ – $ 130,398 $ 16,385 $ 2,391,168
Dividend Value
2,353,149 1,112,086 811,223 (43,958) – 158,951 22,977 2,769,005
Growth Opportunities ETF
2,176,555 1,009,604 556,330 (235,818) – 156,347 – 2,550,358
International Growth
1,686,149 293,301 1,272,730 (445,542) (474,257) 213,079 18,332 –
TIAA-CREF Funds:
Core Bond
162 5,237 2,949 (16) – 38 17 2,472
Core Plus Bond
2,746 1,045 1,959 (59) – (49) 33 1,724
Emerging Markets Debt
2,595 959 1,872 (330) – 44 89 1,396
Emerging Markets Equity
977,233 1,195,140 479,956 (228,616) – 172,820 – 1,636,621
Growth & Income
2,070,204 997,617 669,938 (146,137) – 142,242 17,798 2,393,988
High-Yield
256 198,734 53,856 (2,463) – (2,785) 2,895 139,886
International Bond
238 1,457 310 (26) – 46 18 1,405
International Equity
2,401,741 2,715,640 1,201,769 (190,322) – 403,595 – 4,128,885
International Opportunities
1,693,189 1,088,700 736,111 (225,146) 474,257 168,124 36,289 2,463,013
Large-Cap Growth
2,182,286 1,340,471 889,490 (428,131) – 345,372 – 2,550,508
Large-Cap Value
2,357,093 1,066,391 797,537 (44,970) – 185,867 – 2,766,844
Quant International Small-Cap Equity
1,135,387 626,861 374,014 (91,658) – 38,207 – 1,334,783
Quant Small/Mid-Cap Equity
682,065 479,971 254,124 (35,883) – 57,824 – 929,853
Quant Small-Cap Equity
572,519 262,368 186,070 (23,928) – 62,767 – 687,656
TIAA-CREF Real Property Fund LP
a
1,334,216 694,636 196,570 (10,873) – (72,302) 97,127 1,749,107
$23,692,128 $14,086,461 $9,242,932 $(2,197,570) $– $2,160,585 $211,960 $28,498,672
a Restricted security

Notes to financial statements
(unaudited)

2022 Semiannual Report TIAA-CREF Lifecycle Funds
concluded
Note 8—line of credit
The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 14, 2022 expiring on June 13, 2023, replacing the previous facility, which expired June 2022. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2022, there were no borrowings under this credit facility by the Funds.

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
Additional fund information
Portfolio holdings
The complete portfolios of investments for the Lifecycle Funds begin on page 28 of this report. You can obtain complete lists of the holdings of the Lifecycle Funds and of the underlying TIAA-CREF Funds in which the Lifecycle Funds invest as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the Lifecycle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings.
Form N-CSR filings are as of May 31 or November 30; Form N-PORT filings are as of the last day of February or August 31.
Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
TIAA-CREF Real Property Fund LP
Financial statements of the TIAA-CREF Real Property Fund LP, in which the Lifecycle Funds invest, have been filed as an exhibit to the Funds’ Form N-CSR filing, which is available on EDGAR at the SEC’s website, sec.gov.
Proxy voting
A description of our proxy voting policies and procedures for the underlying TIAA-CREF Funds of the Lifecycle Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Funds’ underlying TIAA-CREF Funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

Additional information about index providers
(unaudited)

2022 Semiannual Report TIAA-CREF Lifecycle Funds
Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023.
FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the
MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI
Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Bloomberg Indexes
Source: Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices.
Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's Index
The Indexes in the S&P Target Date Index Series are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by the funds. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow
Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”).
S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the S&P Target Date Index Series to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the funds with respect to the S&P Target Date Index
Series is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes in the S&P Target Date Index Series are determined, composed and calculated by S&P Dow
Jones Indices without regard to the funds. S&P Dow Jones Indices has no obligation to take the needs of the funds or the owners of the funds into consideration in determining, composing or calculating the S&P Target Date Index Series. S&P Dow
Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the S&P Target Date Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision.
Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

TIAA-CREF Lifecycle Funds 2022 Semiannual Report
Additional information about index providers
(unaudited)
concluded
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P TARGET DATE INDEX SERIES
OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC
COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR
DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR
FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE
USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P
DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS,
TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT
LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUNDS,
OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

How to reach us
©2023 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
Websites
TIAA.org
nuveen.com
Automated telephone service
800-842-2252
24 hours a day, 7 days a week
For the hearing- or speech-impaired
800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers.
Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute
securities products.
This material is for informational or educational purposes
only and does not constitute fiduciary investment advice
under ERISA, a securities recommendation under all
securities laws, or an insurance product recommendation
under state insurance laws or regulations. This material
does not take into account any specific objectives or
circumstances of any particular investor, or suggest any
specific course of action. Investment decisions should
be made based on an investor’s own objectives and
circumstances.

2606393
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2606393
A11014 (1/23)

Lifecycle Index Funds
TIAA-CREF
Semiannual
Report
TIAA-CREF
Funds
November 30,
2022
The semiannual report contains the financial statements (unaudited).
Fund name
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
14.1
Lifecycle Index Retirement Income Fund TRILX TLIHX TLIPX TRCIX
14.2
Lifecycle Index 2010 Fund TLTIX TLTHX TLTPX TLTRX
14.3
Lifecycle Index 2015 Fund TLFIX TLFAX TLFPX TLGRX
14.4
Lifecycle Index 2020 Fund TLWIX TLWHX TLWPX TLWRX
14.5
Lifecycle Index 2025 Fund TLQIX TLQHX TLVPX TLQRX
14.6
Lifecycle Index 2030 Fund TLHIX TLHHX TLHPX TLHRX
14.7
Lifecycle Index 2035 Fund TLYIX TLYHX TLYPX TLYRX
14.8
Lifecycle Index 2040 Fund TLZIX TLZHX TLPRX TLZRX
14.9
Lifecycle Index 2045 Fund TLXIX TLMHX TLMPX TLMRX
15.01
Lifecycle Index 2050 Fund TLLIX TLLHX TLLPX TLLRX
15.1
Lifecycle Index 2055 Fund TTIIX TTIHX TTIPX TTIRX
15.2
Lifecycle Index 2060 Fund TVIIX TVIHX TVIPX TVITX
15.3
Lifecycle Index 2065 Fund TFITX TFIHX TFIPX TFIRX

Contents
Understanding this report 3
Letter to investors 4
About the funds’ benchmarks 6
Investment results of the Lifecycle Index Funds 7
Fund performance
Lifecycle Index Retirement Income Fund 8
Lifecycle Index 2010 Fund 9
Lifecycle Index 2015 Fund 10
Lifecycle Index 2020 Fund 11
Lifecycle Index 2025 Fund 12
Lifecycle Index 2030 Fund 13
Lifecycle Index 2035 Fund 14
Lifecycle Index 2040 Fund 15
Lifecycle Index 2045 Fund 16
Lifecycle Index 2050 Fund 17
Lifecycle Index 2055 Fund 18
Lifecycle Index 2060 Fund 19
Lifecycle Index 2065 Fund 20
Expense examples 21
Portfolio of investments 26
Financial statements (unaudited)
Statements of assets and liabilities 40
Statements of operations 44
Statements of changes in net assets 48
Financial highlights 54
Notes to financial statements 80
Additional fund information 88
Additional information about index providers 89
How to reach us Inside back cover

3
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
Understanding this report
This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended November 30, 2022 . The report contains four main sections:
A letter from Brad Finkle, Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market index.
The portfolios of investments list the underlying TIAA-CREF Funds in which each fund had investments as of November 30,
2022 .
The financial statements provide detailed information about the operations and financial condition of each fund.
The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report.
They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.
As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-
2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

4
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
Letter to investors
Brad Finkle
Global financial markets posted negative results for the six months ended
November 30, 2022. The Federal Reserve responded to continued inflationary pressure by raising short-term interest rates in June, July, September and
November, and indicated that further increases were likely. U.S. equities declined modestly as the economy expanded in the third quarter of 2022 on the strength of consumer and business spending. Foreign stocks also registered losses, with emerging markets falling more than international developed markets. U.S. fixed-
income securities declined as U.S. Treasury yields rose across all maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-CREF Lifecycle Index Funds by way of their investments in various asset classes through underlying funds.
All of the TIAA-CREF Lifecycle Index Funds declined for the period but outperformed their respective composite benchmarks. (All fund returns are for the Retirement Class.)
Returns for the Retirement Class ranged from −1.5% for the Lifecycle Index
2040 Fund to −2.6% for the Lifecycle Index Retirement Income Fund.
Both stocks and bonds posted losses
U.S. equities declined modestly for the six months as inflation and rising interest rates weighed on the financial markets. Furthermore, oil prices rose to levels not seen since 2008 before falling sharply by the end of the period. The unemployment rate rose slightly during the period, climbing to 3.7% in November
2022. The broad domestic stock market, as represented by the Russell 3000®
Index, returned −0.3%. The Fed raised the federal funds target rate to 3.75%–
4.00% in November 2022 and indicated that rate hikes would be ongoing until a lower level of inflation is maintained.
International stocks trailed their U.S. counterparts. The MSCI EAFE+Emerging
Markets (EM) Index, which measures the performance of leading stocks in 21 developed-markets countries outside North America and 24 emerging-markets countries, returned –5.0% in U.S.-dollar terms. The 19-nation euro area recorded economic expansion throughout the period; however, rising prices, particularly those for energy, became increasingly worrisome. The European Central Bank began to tighten monetary policy with three increases to its suite of benchmark interest rates. Among developing markets, the Chinese economy grew at a moderate rate despite aggressive action by the government to limit exposure to
COVID-19 variants.
U.S. investment-grade bonds lost ground as U.S. Treasury yields rose across all maturities. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned −4.1% for the period.
The enduring importance of diversification
The history of economic cycles is one of unpredictable change. And yet, during long periods of growth, memories become blurred, and the inevitable downturns often come as a shock. Most recently, after the Great Recession from 2007 to 2009, the financial markets generally experienced growth until the COVID-19 pandemic in 2020. And, as we all know well, global markets have been choppy since then—
especially in 2022.
The concept of diversification was conceived to help manage the investment risks of uncertainty and volatility. As the old saying goes, “Don’t put all your eggs in one basket.” The current market and economic environment provides a cautionary reminder of the importance of this principle. As such, we believe that creating and maintaining a diversified investment portfolio, consisting of multiple asset classes, is a wise course of action for all market conditions. The TIAA-CREF Lifecycle
Index Funds use dynamic diversification strategies designed to help mitigate the effects of market volatility and keep you on track to achieve your financial goals.
Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

5
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
We thank you for trusting us to manage your investments through the TIAA-CREF Lifecycle Index Funds. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

About the funds’ benchmarks
6
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
Composite benchmark
Each Lifecycle Index Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that correspond to the fund’s target market sector allocations:
The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded
U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
The MSCI EAFE+EM Index ((international equity) measures the performance of the leading stocks in 21 developed-markets countries outside North America—in Europe, Australasia and the Far East—and in 24 emerging markets countries in
Europe, Asia, Africa, Latin America and the Middle East.
The Bloomberg U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-
backed securities and commercial mortgage-backed securities
The Bloomberg U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S.
Treasury and agency securities and corporate bonds with 1- to 3-year maturities
The Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (inflation-protected assets) measures the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U)
Broad market indexes
The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target-date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

7
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
Investment results of the Lifecycle Index Funds
Performance for the six months ended November 30, 2022
All of the TIAA-CREF Lifecycle Index Funds posted losses for the six-month period but modestly outperformed their respective composite benchmarks. Returns for the Retirement Class ranged from −1.48% for the 2040 Fund to −2.63% for the Retirement
Income Fund. The performance tables show returns for all share classes of the funds.
The difference between the individual Lifecycle Index Funds’ returns and those of their respective composite benchmarks ranged from 0.09 of a percentage point for the Retirement Income Fund to 0.46 of a percentage point for the 2065 Fund. (All results for the Lifecycle Index Funds are for the Retirement Class.)
Financial markets lost ground in a mixed economy
The U.S. economy turned in a mixed performance for the period as persistent inflation and higher interest rates posed challenges, while the labor market and consumer spending remained strong. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, contracted at an annualized rate of 0.6% during the second quarter of 2022 but expanded 2.9% in the third quarter, according to the government’s “second” estimate. The unemployment rate increased modestly from 3.6% in June to 3.7% in November 2022. Core inflation, which measures all items except food and energy, rose 6.0% over the twelve months ended November 30, 2022. Crude oil prices fell from more than $115 per barrel at the beginning of the period to $80 on November 30, 2022.
The Federal Reserve raised the federal funds target rate four times during the period, boosting the key short-term interest-rate measure to 3.75%–4.00%, and indicated that further increases were likely.
Domestic and foreign stocks recorded declines for the period. The Russell 3000® Index, a broad measure of the U.S. stock market, posted a small loss of –0.33%. The MSCI EAFE+Emerging Markets (EM) Index, which measures the performance of leading stocks in 21 developed-markets countries outside North America and 24 emerging-markets countries, returned –5.04% in U.S.-dollar terms.
U.S. investment-grade bonds were hampered by the impact of rising yields across all maturities (bond prices move in the opposite direction of yields). The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, returned –4.06%. Short-term bonds, as measured by the Bloomberg U.S. 1–3 Year Government/Credit Index,
returned –1.49%.
Foreign stock funds posted the largest losses
The Lifecycle Index Funds may invest in up to five sectors of the investment market: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Index Funds do this by investing in various underlying funds that are managed to track individual benchmark indexes.
For the six months, international equity and bond funds recorded negative results and detracted most from the funds’ absolute returns—that is, without regard to performance relative to their respective composite benchmarks. The Emerging Markets Equity
Index Fund produced the largest loss among stock funds, followed by the International Equity Index Fund. Within the U.S. equity category, the Equity Index Fund only posted a modest decline. Among fixed-income funds, the Bond Index Fund lost the most ground, followed by the Inflation-Linked Bond Fund and the Short-Term Bond Index Fund.
Funds with larger fixed-income holdings declined the most
All 13 TIAA-CREF Lifecycle Index Funds produced absolute returns that fell within a relatively narrow range for the period. However, funds with greater fixed-income weightings generally posted larger declines. For example, the Retirement Income Fund, which invests about 60% of its assets in fixed-income securities, generated the largest loss. By contrast, funds with target dates ranging from
2040 to 2065—all of which allocated lower percentages to bonds—posted the smallest declines. (Performance of the Lifecycle Index
Funds’ underlying funds can be found at TIAA.org/performance.)

Lifecycle Index Retirement Income Fund
8
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return Average annual total return Annual operating expenses
#*
Lifecycle Index Retirement
Income Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 9/30/09 - 2 .56% - 10 .29% 3 .74% 4 .88% 0 .22% 0 .10%
Advisor Class 12/4/15 - 2 .55 - 10 .39 3 .65 4 .75
†
0 .32 0 .20
Premier Class 9/30/09 - 2 .55 - 10 .44 3 .59 4 .72 0 .37 0 .25
Retirement Class 9/30/09 - 2 .63 - 10 .49 3 .47 4 .62 0 .47 0 .35
Lifecycle Index Retirement
Income Fund Composite
Index
‡
– - 2 .72 - 10 .41 3 .74 4 .95 – –
Broad market index
S&P Target Date Retirement
Income Index – - 2 .15 - 9 .00 2 .72 3 .78 – –
#
These expenses include underlying fund expenses.
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2022, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index;
26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury
Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
U.S. equity 26.23 26.00
International equity 14.70 14.00
Fixed income
Fixed income 39.58 40.00
Inflation-protected assets 9.81 10.00
Short-term fixed income 9.74 10.00
Other assets & liabilities, net (0.06) –
Total 100.00 100.00

Lifecycle Index 2010 Fund
9
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return Average annual total return Annual operating expenses
#*
Lifecycle Index 2010 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 9/30/09 - 2 .52% - 10 .13% 3 .72% 5 .21% 0 .22% 0 .10%
Advisor Class 12/4/15 - 2 .59 - 10 .22 3 .65 5 .10
†
0 .31 0 .20
Premier Class 9/30/09 - 2 .60 - 10 .27 3 .56 5 .06 0 .37 0 .25
Retirement Class 9/30/09 - 2 .61 - 10 .36 3 .46 4 .95 0 .47 0 .35
Lifecycle Index 2010 Fund
Composite Index
‡
– - 2 .74 - 10 .31 3 .74 5 .29 – –
Broad market index
S&P Target Date 2010 Index – - 1 .95 - 8 .77 3 .27 4 .61 – –
#
These expenses include underlying fund expenses.
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2022, the Lifecycle Index 2010 Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 24.4% Russell
3000® Index; 13.2% MSCI EAFE + Emerging Markets Index; 12.4% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected
Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
U.S. equity 24.68 24.05
International equity 13.83 12.95
Fixed income
Fixed income 39.60 40.00
Short-term fixed income 12.06 13.00
Inflation-protected assets 9.81 10.00
Other assets & liabilities, net 0.02 –
Total 100.00 100.00

Lifecycle Index 2015 Fund
10
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return Average annual total return Annual operating expenses
#*
Lifecycle Index 2015 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 9/30/09 - 2 .40% - 10 .35% 4 .03% 5 .73% 0 .20% 0 .10%
Advisor Class 12/4/15 - 2 .46 - 10 .44 3 .96 5 .61
†
0 .30 0 .20
Premier Class 9/30/09 - 2 .47 - 10 .50 3 .87 5 .57 0 .36 0 .25
Retirement Class 9/30/09 - 2 .60 - 10 .63 3 .77 5 .46 0 .45 0 .35
Lifecycle Index 2015 Fund
Composite Index
‡
– - 2 .71 - 10 .58 4 .04 5 .79 – –
Broad market index
S&P Target Date 2015 Index – - 2 .00 - 9 .00 3 .58 5 .31 – –
#
These expenses include underlying fund expenses.
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2022, the Lifecycle Index 2015 Fund Composite Index consisted of: 39.4% Bloomberg U.S. Aggregate Bond Index; 27.7% Russell
3000® Index; 14.9% MSCI EAFE + Emerging Markets Index; 9.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 9.0% Bloomberg U.S. Treasury Inflation Protected
Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
U.S. equity 27.87 27.30
International equity 15.62 14.70
Fixed income
Fixed income 38.98 39.60
Inflation-protected assets 8.75 9.20
Short-term fixed income 8.68 9.20
Other assets & liabilities, net 0.10 –
Total 100.00 100.00

Lifecycle Index 2020 Fund
11
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return Average annual total return Annual operating expenses
#*
Lifecycle Index 2020 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 9/30/09 - 2 .39% - 10 .60% 4 .33% 6 .33% 0 .19% 0 .10%
Advisor Class 12/4/15 - 2 .40 - 10 .65 4 .24 6 .20
†
0 .30 0 .20
Premier Class 9/30/09 - 2 .41 - 10 .72 4 .19 6 .17 0 .34 0 .25
Retirement Class 9/30/09 - 2 .47 - 10 .81 4 .08 6 .07 0 .44 0 .35
Lifecycle Index 2020 Fund
Composite Index
‡
– - 2 .65 - 10 .81 4 .35 6 .40 – –
Broad market index
S&P Target Date 2020 Index – - 2 .14 - 9 .30 3 .70 5 .85 – –
#
These expenses include underlying fund expenses.
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2022, the Lifecycle Index 2020 Fund Composite Index consisted of: 38.5% Bloomberg U.S. Aggregate Bond Index; 30.9% Russell
3000® Index; 16.6% MSCI EAFE + Emerging Markets Index; 7.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 7.0% Bloomberg U.S. Treasury Inflation Protected
Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
U.S. equity 31.09 30.55
International equity 17.42 16.45
Fixed income
Fixed income 37.91 38.60
Inflation-protected assets 6.79 7.20
Short-term fixed income 6.74 7.20
Other assets & liabilities, net 0.05 –
Total 100.00 100.00

Lifecycle Index 2025 Fund
12
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return Average annual total return Annual operating expenses
#*
Lifecycle Index 2025 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 9/30/09 - 2 .24% - 10 .74% 4 .83% 7 .06% 0 .18% 0 .10%
Advisor Class 12/4/15 - 2 .30 - 10 .84 4 .72 6 .92
†
0 .28 0 .20
Premier Class 9/30/09 - 2 .30 - 10 .86 4 .69 6 .91 0 .33 0 .25
Retirement Class 9/30/09 - 2 .37 - 11 .00 4 .56 6 .79 0 .43 0 .35
Lifecycle Index 2025 Fund
Composite Index
‡
– - 2 .58 - 11 .02 4 .83 7 .12 – –
Broad market index
S&P Target Date 2025 Index – - 1 .81 - 9 .17 4 .37 6 .62 – –
#
These expenses include underlying fund expenses.
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2022, the Lifecycle Index 2025 Fund Composite Index consisted of: 35.9% Bloomberg U.S. Aggregate Bond Index; 35.2% Russell
3000® Index; 18.9% MSCI EAFE + Emerging Markets Index; 5.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 5.0% Bloomberg U.S. Treasury Inflation Protected
Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
U.S. equity 35.28 34.58
International equity 19.76 18.62
Fixed income
Fixed income 35.27 36.40
Inflation-protected assets 4.82 5.20
Short-term fixed income 4.78 5.20
Other assets & liabilities, net 0.09 –
Total 100.00 100.00

Lifecycle Index 2030 Fund
13
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return Average annual total return Annual operating expenses
#*
Lifecycle Index 2030 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 9/30/09 - 2 .07% - 10 .89% 5 .34% 7 .79% 0 .18% 0 .10%
Advisor Class 12/4/15 - 2 .12 - 10 .99 5 .24 7 .64
†
0 .28 0 .20
Premier Class 9/30/09 - 2 .13 - 11 .06 5 .17 7 .63 0 .33 0 .25
Retirement Class 9/30/09 - 2 .23 - 11 .15 5 .08 7 .52 0 .43 0 .35
Lifecycle Index 2030 Fund
Composite Index
‡
– - 2 .47 - 11 .22 5 .32 7 .84 – –
Broad market index
S&P Target Date 2030 Index – - 1 .79 - 9 .31 4 .89 7 .30 – –
#
These expenses include underlying fund expenses.
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2022, the Lifecycle Index 2030 Fund Composite Index consisted of: 40.4% Russell 3000® Index; 31.9% Bloomberg U.S. Aggregate
Bond Index; 21.7% MSCI EAFE + Emerging Markets Index; 3.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 3.0% Bloomberg U.S. Treasury Inflation Protected
Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
U.S. equity 40.32 39.78
International equity 22.60 21.42
Fixed income
Fixed income 31.22 32.40
Inflation-protected assets 2.86 3.20
Short-term fixed income 2.84 3.20
Other assets & liabilities, net 0.16 –
Total 100.00 100.00

Lifecycle Index 2035 Fund
14
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return Average annual total return Annual operating expenses
#*
Lifecycle Index 2035 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 9/30/09 - 1 .72% - 10 .88% 5 .87% 8 .51% 0 .17% 0 .10%
Advisor Class 12/4/15 - 1 .81 - 10 .98 5 .77 8 .38
†
0 .27 0 .20
Premier Class 9/30/09 - 1 .77 - 11 .01 5 .71 8 .35 0 .32 0 .25
Retirement Class 9/30/09 - 1 .82 - 11 .07 5 .61 8 .24 0 .42 0 .35
Lifecycle Index 2035 Fund
Composite Index
‡
– - 2 .14 - 11 .22 5 .84 8 .55 – –
Broad market index
S&P Target Date 2035 Index – - 1 .85 - 9 .52 5 .46 7 .94 – –
#
These expenses include underlying fund expenses.
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2022, the Lifecycle Index 2035 Fund Composite Index consisted of: 46.9% Russell 3000® Index; 25.9% Bloomberg U.S. Aggregate
Bond Index; 25.2% MSCI EAFE + Emerging Markets Index; 1.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 1.0% Bloomberg U.S. Treasury Inflation Protected
Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
U.S. equity 46.70 46.02
International equity 26.15 24.78
Fixed income
Fixed income 25.16 26.80
Inflation-protected assets 0.92 1.20
Short-term fixed income 0.91 1.20
Other assets & liabilities, net 0.16 –
Total 100.00 100.00

Lifecycle Index 2040 Fund
15
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return Average annual total return Annual operating expenses
#*
Lifecycle Index 2040 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 9/30/09 - 1 .38% - 10 .69% 6 .42% 9 .13% 0 .17% 0 .10%
Advisor Class 12/4/15 - 1 .43 - 10 .78 6 .32 9 .00
†
0 .27 0 .20
Premier Class 9/30/09 - 1 .43 - 10 .82 6 .26 8 .97 0 .32 0 .25
Retirement Class 9/30/09 - 1 .48 - 10 .92 6 .15 8 .86 0 .42 0 .35
Lifecycle Index 2040 Fund
Composite Index
‡
– - 1 .82 - 11 .06 6 .38 9 .16 – –
Broad market index
S&P Target Date 2040 Index – - 1 .84 - 9 .53 5 .88 8 .41 – –
#
These expenses include underlying fund expenses.
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2022, the Lifecycle Index 2040 Fund Composite Index consisted of: 53.4% Russell 3000® Index; 28.7% MSCI EAFE + Emerging
Markets Index; and 17.9% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
U.S. equity 52.91 52.78
International equity 29.63 28.42
Fixed income 17.30 18.80
Other assets & liabilities, net 0.16 –
Total 100.00 100.00

Lifecycle Index 2045 Fund
16
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return Average annual total return Annual operating expenses
#*
Lifecycle Index 2045 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 9/30/09 - 1 .42% - 10 .76% 6 .89% 9 .47% 0 .17% 0 .10%
Advisor Class 12/4/15 - 1 .46 - 10 .86 6 .77 9 .32
†
0 .27 0 .20
Premier Class 9/30/09 - 1 .47 - 10 .89 6 .74 9 .31 0 .32 0 .25
Retirement Class 9/30/09 - 1 .51 - 10 .99 6 .63 9 .19 0 .42 0 .35
Lifecycle Index 2045 Fund
Composite Index
‡
– - 1 .93 - 11 .21 6 .84 9 .50 – –
Broad market index
S&P Target Date 2045 Index – - 1 .76 - 9 .47 6 .13 8 .72 – –
#
These expenses include underlying fund expenses.
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2022, the Lifecycle Index 2045 Fund Composite Index consisted of: 57.3% Russell 3000® Index; 30.8% MSCI EAFE + Emerging
Markets Index; and 11.9% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
U.S. equity 56.60 56.94
International equity 31.68 30.66
Fixed income 11.54 12.40
Other assets & liabilities, net 0.18 –
Total 100.00 100.00

Lifecycle Index 2050 Fund
17
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return Average annual total return Annual operating expenses
#*
Lifecycle Index 2050 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 9/30/09 - 1 .48% - 10 .85% 6 .99% 9 .56% 0 .17% 0 .10%
Advisor Class 12/4/15 - 1 .52 - 10 .95 6 .90 9 .42
†
0 .27 0 .20
Premier Class 9/30/09 - 1 .57 - 11 .02 6 .83 9 .40 0 .32 0 .25
Retirement Class 9/30/09 - 1 .61 - 11 .09 6 .72 9 .29 0 .42 0 .35
Lifecycle Index 2050 Fund
Composite Index
‡
– - 2 .03 - 11 .33 6 .93 9 .59 – –
Broad market index
S&P Target Date 2050 Index – - 1 .73 - 9 .45 6 .25 8 .95 – –
#
These expenses include underlying fund expenses.
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2022, the Lifecycle Index 2050 Fund Composite Index consisted of: 58.9% Russell 3000® Index; 31.7% MSCI EAFE + Emerging
Markets Index; and 9.4% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
U.S. equity 58.17 58.82
International equity 32.59 31.68
Fixed income 9.05 9.50
Other assets & liabilities, net 0.19 –
Total 100.00 100.00

Lifecycle Index 2055 Fund
18
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return Average annual total return Annual operating expenses
#*
Lifecycle Index 2055 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 4/29/11 - 1 .50% - 10 .86% 7 .06% 9 .64% 0 .18% 0 .10%
Advisor Class 12/4/15 - 1 .50 - 10 .95 6 .98 9 .51
†
0 .28 0 .20
Premier Class 4/29/11 - 1 .55 - 10 .98 6 .91 9 .48 0 .33 0 .25
Retirement Class 4/29/11 - 1 .60 - 11 .07 6 .79 9 .37 0 .43 0 .35
Lifecycle Index 2055 Fund
Composite Index
‡
– - 2 .01 - 11 .32 7 .01 9 .67 – –
Broad market index
S&P Target Date 2055 Index – - 1 .70 - 9 .41 6 .30 9 .09 – –
#
These expenses include underlying fund expenses.
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2022, the Lifecycle Index 2055 Fund Composite Index consisted of: 59.7% Russell 3000® Index; 32.2% MSCI EAFE + Emerging
Markets Index; and 8.1% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
U.S. equity 58.92 59.64
International equity 33.00 32.11
Fixed income 7.83 8.25
Other assets & liabilities, net 0.25 –
Total 100.00 100.00

Lifecycle Index 2060 Fund
19
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return Average annual total return Annual operating expenses
#*
Lifecycle Index 2060 Fund
Inception date 6 months 1 year 5 years since inception gross net
Institutional Class 9/26/14 -1.38% -10.81% 7.15% 8.07% 0.19% 0.10%
Advisor Class 12/4/15 -1.44 -10.89 7.06 7.96
†
0.29 0.20
Premier Class 9/26/14 -1.50 -10.96 6.98 7.90 0.34 0.25
Retirement Class 9/26/14 -1.57 -11.02 6.89 7.79 0.44 0.35
Lifecycle Index 2060 Fund
Composite Index
‡
– -1.99 -11.31 7.09 8. 07
§
– –
Broad market index
S&P Target Date 2060 Index – -1.72 -9.43 6.34 7.43
§
– –
#
These expenses include underlying fund expenses.
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2022, the Lifecycle Index 2060 Fund Composite Index consisted of: 60.5% Russell 3000® Index; 32.6% MSCI EAFE + Emerging
Markets Index; and 6.9% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§
Performance is calculated from the inception date of the Retirement Class.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
U.S. equity 59.67 60.45
International equity 33.42 32.55
Fixed income 6.62 7.00
Other assets & liabilities, net 0.29 –
Total 100.00 100.00

Lifecycle Index 2065 Fund
20
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2023
Total return
Average annual
total return Annual operating expenses
#*
Lifecycle Index 2065 Fund
Inception date 6 months 1 year since inception gross net
Institutional Class 9/30/20 -1.40% -10.73% 7.23% 0.82% 0.10%
Advisor Class 9/30/20 -1.42 -10.87 7.16 0.90 0.18
Premier Class 9/30/20 -1.51 -10.81 7.08 0.97 0.25
Retirement Class 9/30/20 -1.51 -11.02 6.83 1.07 0.35
Lifecycle Index 2065 Fund Composite Index
†
– -1.97 -11.30 6 . 99
‡
– –
Broad market index
S&P Target Date 2065+ Index – -1.68 -9.38 7.87
‡
– –
#
These expenses include underlying fund expenses.
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
As of the close of business on November 30, 2022, the Lifecycle Index 2065 Fund Composite Index consisted of: 61.4% Russell 3000® Index; 33.0% MSCI EAFE + Emerging
Markets Index; and 5.6% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
‡
Performance is calculated from the inception date of the Retirement Class.
% of net
assets as of
11/30/2022
% of target
allocation for
6/30/2023
Equity
U.S. equity 60.43 61.26
International equity 33.63 32.99
Fixed income 5.40 5.75
Other assets & liabilities, net 0.54 –
Total 100.00 100.00

21
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
Expense examples
All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S.
dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( June 1, 2022 – November 30, 2022 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
14.1
Lifecycle Index Retirement Income Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$974.43 $974.51 $974.46 $973.71
Expenses incurred during the period*
$0.50 $1.00 $1.24 $1.74
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.56 $1,024.05 $1,023.81 $1,023.31
Expenses incurred during the period*
$0.51 $1.03 $1.27 $1.78
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense examples
22
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
continued
14.2
Lifecycle Index 2010 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$974.75 $974.14 $974.04 $973.88
Expenses incurred during the period*
$0.50 $0.97 $1.24 $1.74
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.56 $1,024.09 $1,023.81 $1,023.31
Expenses incurred during the period*
$0.52 $0.99 $1.28 $1.78
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
14.3
Lifecycle Index 2015 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$975.95 $975.35 $975.25 $974.00
Expenses incurred during the period*
$0.51 $0.97 $1.25 $1.74
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.55 $1,024.09 $1,023.80 $1,023.30
Expenses incurred during the period*
$0.52 $0.99 $1.28 $1.79
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
14.4
Lifecycle Index 2020 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$976.07 $976.03 $975.94 $975.30
Expenses incurred during the period*
$0.51 $1.01 $1.25 $1.75
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.55 $1,024.05 $1,023.80 $1,023.30
Expenses incurred during the period*
$0.52 $1.03 $1.28 $1.79
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

23
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
Expense examples
continued
14.5
Lifecycle Index 2025 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$977.58 $977.02 $976.98 $976.35
Expenses incurred during the period*
$0.51 $1.01 $1.25 $1.75
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.55 $1,024.05 $1,023.80 $1,023.30
Expenses incurred during the period*
$0.52 $1.03 $1.28 $1.79
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
14.6
Lifecycle Index 2030 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$979.28 $978.78 $978.70 $977.68
Expenses incurred during the period*
$0.52 $1.01 $1.26 $1.76
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.55 $1,024.05 $1,023.79 $1,023.29
Expenses incurred during the period*
$0.53 $1.04 $1.29 $1.80
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
14.7
Lifecycle Index 2035 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$982.82 $981.93 $982.28 $981.77
Expenses incurred during the period*
$0.52 $1.02 $1.27 $1.77
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.54 $1,024.04 $1,023.79 $1,023.29
Expenses incurred during the period*
$0.53 $1.04 $1.30 $1.80
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.11% for
Institutional Class, 0.20% for Advisor Class, 0.26% for Premier Class and 0.36% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense examples
24
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
continued
14.8
Lifecycle Index 2040 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$986.15 $985.72 $985.66 $985.19
Expenses incurred during the period*
$0.53 $1.02 $1.27 $1.77
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.54 $1,024.04 $1,023.79 $1,023.29
Expenses incurred during the period*
$0.54 $1.04 $1.30 $1.80
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.11% for
Institutional Class, 0.21% for Advisor Class, 0.26% for Premier Class and 0.36% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
14.9
Lifecycle Index 2045 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$985.82 $985.39 $985.35 $984.87
Expenses incurred during the period*
$0.52 $1.02 $1.27 $1.77
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.54 $1,024.04 $1,023.79 $1,023.29
Expenses incurred during the period*
$0.53 $1.04 $1.29 $1.80
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.11% for
Institutional Class, 0.20% for Advisor Class, 0.26% for Premier Class and 0.36% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
15.01
Lifecycle Index 2050 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$985.21 $984.79 $984.34 $983.86
Expenses incurred during the period*
$0.53 $1.02 $1.27 $1.77
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.54 $1,024.04 $1,023.79 $1,023.28
Expenses incurred during the period*
$0.54 $1.04 $1.30 $1.80
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.11% for
Institutional Class, 0.21% for Advisor Class, 0.26% for Premier Class and 0.36% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

25
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
Expense examples
concluded
15.1
Lifecycle Index 2055 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$985.02 $985.00 $984.49 $983.96
Expenses incurred during the period*
$0.53 $1.02 $1.27 $1.77
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.54 $1,024.04 $1,023.79 $1,023.29
Expenses incurred during the period*
$0.54 $1.04 $1.30 $1.80
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.11% for
Institutional Class, 0.20% for Advisor Class, 0.26% for Premier Class and 0.36% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
15.2
Lifecycle Index 2060 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$986.24 $985.61 $984.96 $984.30
Expenses incurred during the period*
$0.52 $1.02 $1.27 $1.77
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.54 $1,024.04 $1,023.79 $1,023.29
Expenses incurred during the period*
$0.53 $1.04 $1.30 $1.80
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.11% for
Institutional Class, 0.20% for Advisor Class, 0.26% for Premier Class and 0.36% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
15.3
Lifecycle Index 2065 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$985.96 $985.80 $984.90 $984.92
Expenses incurred during the period*
$0.52 $0.77 $1.27 $1.77
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.54 $1,024.29 $1,023.79 $1,023.29
Expenses incurred during the period*
$0.53 $0.79 $1.29 $1.80
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.11% for
Institutional Class, 0.15% for Advisor Class, 0.26% for Premier Class and 0.36% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Lifecycle Index Retirement Income Fund November 30, 2022
Portfolio of investments
(unaudited)
26
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.1%a
FIXED INCOME—39.6%
24,392,397
TIAA-CREF Bond Index Fund $ 232,703,465
TOTAL FIXED INCOME 232,703,465
INFLATION-PROTECTED ASSETS—9.8%
5,379,080
TIAA-CREF Inflation-Linked Bond Fund 57,663,737
TOTAL INFLATION-PROTECTED ASSETS 57,663,737
INTERNATIONAL EQUITY—14.7%
2,561,440
TIAA-CREF Emerging Markets Equity Index Fund 26,562,130
2,989,678
TIAA-CREF International Equity Index Fund 59,823,454
TOTAL INTERNATIONAL EQUITY 86,385,584
SHORT-TERM FIXED INCOME—9.8%
6,033,822
TIAA-CREF Short-Term Bond Index Fund 57,260,968
TOTAL SHORT-TERM FIXED INCOME 57,260,968
U.S. EQUITY—26.2%
5,250,968
TIAA-CREF Equity Index Fund 154,220,918
TOTAL U.S. EQUITY 154,220,918
TOTAL AFFILIATED INVESTMENT COMPANIES 588,234,672
(Cost $551,477,591)
TOTAL INVESTMENTS—100.1% 588,234,672
(Cost $551,477,591)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (345,185)
NET ASSETS—100.0% $ 587,889,487
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Portfolio of investments
(unaudited)
Lifecycle Index 2010 Fund November 30, 2022
27
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%a
FIXED INCOME—39.6%
26,696,392
TIAA-CREF Bond Index Fund $ 254,683,581
TOTAL FIXED INCOME 254,683,581
INFLATION-PROTECTED ASSETS—9.8%
5,885,435
TIAA-CREF Inflation-Linked Bond Fund 63,091,861
TOTAL INFLATION-PROTECTED ASSETS 63,091,861
INTERNATIONAL EQUITY—13.8%
2,640,685
TIAA-CREF Emerging Markets Equity Index Fund 27,383,900
3,077,988
TIAA-CREF International Equity Index Fund 61,590,549
TOTAL INTERNATIONAL EQUITY 88,974,449
SHORT-TERM FIXED INCOME—12.1%
8,172,572
TIAA-CREF Short-Term Bond Index Fund 77,557,713
TOTAL SHORT-TERM FIXED INCOME 77,557,713
U.S. EQUITY—24.7%
5,404,657
TIAA-CREF Equity Index Fund 158,734,775
TOTAL U.S. EQUITY 158,734,775
TOTAL AFFILIATED INVESTMENT COMPANIES 643,042,379
(Cost $575,299,693)
TOTAL INVESTMENTS—100.0% 643,042,379
(Cost $575,299,693)
OTHER ASSETS & LIABILITIES, NET—0.0% 105,574
NET ASSETS—100.0% $ 643,147,953
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Lifecycle Index 2015 Fund November 30, 2022
Portfolio of investments
(unaudited)
28
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—39.0%
42,978,734
TIAA-CREF Bond Index Fund $ 410,017,124
TOTAL FIXED INCOME 410,017,124
INFLATION-PROTECTED ASSETS—8.7%
8,581,799
TIAA-CREF Inflation-Linked Bond Fund 91,996,890
TOTAL INFLATION-PROTECTED ASSETS 91,996,890
INTERNATIONAL EQUITY—15.6%
4,863,731
TIAA-CREF Emerging Markets Equity Index Fund 50,436,885
5,690,098
TIAA-CREF International Equity Index Fund 113,858,871
TOTAL INTERNATIONAL EQUITY 164,295,756
SHORT-TERM FIXED INCOME—8.7%
9,627,447
TIAA-CREF Short-Term Bond Index Fund 91,364,470
TOTAL SHORT-TERM FIXED INCOME 91,364,470
U.S. EQUITY—27.9%
9,985,055
TIAA-CREF Equity Index Fund 293,261,052
TOTAL U.S. EQUITY 293,261,052
TOTAL AFFILIATED INVESTMENT COMPANIES 1,050,935,292
(Cost $909,139,239)
TOTAL INVESTMENTS—99.9% 1,050,935,292
(Cost $909,139,239)
OTHER ASSETS & LIABILITIES, NET—0.1% 1,047,829
NET ASSETS—100.0% $ 1,051,983,121
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Portfolio of investments
(unaudited)
Lifecycle Index 2020 Fund November 30, 2022
29
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—37.9%
117,614,513
TIAA-CREF Bond Index Fund $ 1,122,042,452
TOTAL FIXED INCOME 1,122,042,452
INFLATION-PROTECTED ASSETS—6.8%
18,734,476
TIAA-CREF Inflation-Linked Bond Fund 200,833,582
TOTAL INFLATION-PROTECTED ASSETS 200,833,582
INTERNATIONAL EQUITY—17.4%
15,261,914
TIAA-CREF Emerging Markets Equity Index Fund 158,266,044
17,852,143
TIAA-CREF International Equity Index Fund 357,221,372
TOTAL INTERNATIONAL EQUITY 515,487,416
SHORT-TERM FIXED INCOME—6.7%
21,015,912
TIAA-CREF Short-Term Bond Index Fund 199,441,009
TOTAL SHORT-TERM FIXED INCOME 199,441,009
U.S. EQUITY—31.1%
31,332,686
TIAA-CREF Equity Index Fund 920,240,982
TOTAL U.S. EQUITY 920,240,982
TOTAL AFFILIATED INVESTMENT COMPANIES 2,958,045,441
(Cost $2,592,634,260)
TOTAL INVESTMENTS—99.9% 2,958,045,441
(Cost $2,592,634,260)
OTHER ASSETS & LIABILITIES, NET—0.1% 1,495,414
NET ASSETS—100.0% $ 2,959,540,855
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Lifecycle Index 2025 Fund November 30, 2022
Portfolio of investments
(unaudited)
30
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—35.3%
190,113,194
TIAA-CREF Bond Index Fund $ 1,813,679,874
TOTAL FIXED INCOME 1,813,679,874
INFLATION-PROTECTED ASSETS—4.8%
23,120,353
TIAA-CREF Inflation-Linked Bond Fund 247,850,181
TOTAL INFLATION-PROTECTED ASSETS 247,850,181
INTERNATIONAL EQUITY—19.7%
30,091,387
TIAA-CREF Emerging Markets Equity Index Fund 312,047,679
35,170,450
TIAA-CREF International Equity Index Fund 703,760,710
TOTAL INTERNATIONAL EQUITY 1,015,808,389
SHORT-TERM FIXED INCOME—4.8%
25,935,023
TIAA-CREF Short-Term Bond Index Fund 246,123,372
TOTAL SHORT-TERM FIXED INCOME 246,123,372
U.S. EQUITY—35.3%
61,774,069
TIAA-CREF Equity Index Fund 1,814,304,411
TOTAL U.S. EQUITY 1,814,304,411
TOTAL AFFILIATED INVESTMENT COMPANIES 5,137,766,227
(Cost $4,559,084,739)
TOTAL INVESTMENTS—99.9% 5,137,766,227
(Cost $4,559,084,739)
OTHER ASSETS & LIABILITIES, NET—0.1% 4,386,327
NET ASSETS—100.0% $ 5,142,152,554
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Portfolio of investments
(unaudited)
Lifecycle Index 2030 Fund November 30, 2022
31
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
FIXED INCOME—31.2%
205,303,359
TIAA-CREF Bond Index Fund $ 1,958,594,049
TOTAL FIXED INCOME 1,958,594,049
INFLATION-PROTECTED ASSETS—2.9%
16,734,972
TIAA-CREF Inflation-Linked Bond Fund 179,398,903
TOTAL INFLATION-PROTECTED ASSETS 179,398,903
INTERNATIONAL EQUITY—22.6%
42,103,337
TIAA-CREF Emerging Markets Equity Index Fund 436,611,610
49,044,747
TIAA-CREF International Equity Index Fund 981,385,386
TOTAL INTERNATIONAL EQUITY 1,417,996,996
SHORT-TERM FIXED INCOME—2.8%
18,774,510
TIAA-CREF Short-Term Bond Index Fund 178,170,096
TOTAL SHORT-TERM FIXED INCOME 178,170,096
U.S. EQUITY—40.3%
86,139,894
TIAA-CREF Equity Index Fund 2,529,928,694
TOTAL U.S. EQUITY 2,529,928,694
TOTAL AFFILIATED INVESTMENT COMPANIES 6,264,088,738
(Cost $5,477,872,540)
TOTAL INVESTMENTS—99.8% 6,264,088,738
(Cost $5,477,872,540)
OTHER ASSETS & LIABILITIES, NET—0.2% 9,878,031
NET ASSETS—100.0% $ 6,273,966,769
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Lifecycle Index 2035 Fund November 30, 2022
Portfolio of investments
(unaudited)
32
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
FIXED INCOME—25.2%
162,371,307
TIAA-CREF Bond Index Fund $ 1,549,022,269
TOTAL FIXED INCOME 1,549,022,269
INFLATION-PROTECTED ASSETS—0.9%
5,271,786
TIAA-CREF Inflation-Linked Bond Fund 56,513,548
TOTAL INFLATION-PROTECTED ASSETS 56,513,548
INTERNATIONAL EQUITY—26.1%
47,717,062
TIAA-CREF Emerging Markets Equity Index Fund 494,825,936
55,762,480
TIAA-CREF International Equity Index Fund 1,115,807,233
TOTAL INTERNATIONAL EQUITY 1,610,633,169
SHORT-TERM FIXED INCOME—0.9%
5,913,229
TIAA-CREF Short-Term Bond Index Fund 56,116,547
TOTAL SHORT-TERM FIXED INCOME 56,116,547
U.S. EQUITY—46.7%
97,907,818
TIAA-CREF Equity Index Fund 2,875,552,615
TOTAL U.S. EQUITY 2,875,552,615
TOTAL AFFILIATED INVESTMENT COMPANIES 6,147,838,148
(Cost $5,215,728,959)
TOTAL INVESTMENTS—99.8% 6,147,838,148
(Cost $5,215,728,959)
OTHER ASSETS & LIABILITIES, NET—0.2% 10,039,246
NET ASSETS—100.0% $ 6,157,877,394
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Portfolio of investments
(unaudited)
Lifecycle Index 2040 Fund November 30, 2022
33
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
FIXED INCOME—17.3%
115,659,734
TIAA-CREF Bond Index Fund $ 1,103,393,865
TOTAL FIXED INCOME 1,103,393,865
INTERNATIONAL EQUITY—29.6%
55,998,962
TIAA-CREF Emerging Markets Equity Index Fund 580,709,236
65,420,032
TIAA-CREF International Equity Index Fund 1,309,054,835
TOTAL INTERNATIONAL EQUITY 1,889,764,071
U.S. EQUITY—52.9%
114,925,909
TIAA-CREF Equity Index Fund 3,375,373,941
TOTAL U.S. EQUITY 3,375,373,941
TOTAL AFFILIATED INVESTMENT COMPANIES 6,368,531,877
(Cost $5,180,174,415)
TOTAL INVESTMENTS—99.8% 6,368,531,877
(Cost $5,180,174,415)
OTHER ASSETS & LIABILITIES, NET—0.2% 10,389,842
NET ASSETS—100.0% $ 6,378,921,719
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Lifecycle Index 2045 Fund November 30, 2022
Portfolio of investments
(unaudited)
34
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
FIXED INCOME—11.5%
59,737,055
TIAA-CREF Bond Index Fund $ 569,891,503
TOTAL FIXED INCOME 569,891,503
INTERNATIONAL EQUITY—31.7%
46,372,773
TIAA-CREF Emerging Markets Equity Index Fund 480,885,655
54,159,063
TIAA-CREF International Equity Index Fund 1,083,722,859
TOTAL INTERNATIONAL EQUITY 1,564,608,514
U.S. EQUITY—56.6%
95,165,227
TIAA-CREF Equity Index Fund 2,795,002,726
TOTAL U.S. EQUITY 2,795,002,726
TOTAL AFFILIATED INVESTMENT COMPANIES 4,929,502,743
(Cost $4,075,550,302)
TOTAL INVESTMENTS—99.8% 4,929,502,743
(Cost $4,075,550,302)
OTHER ASSETS & LIABILITIES, NET—0.2% 8,865,857
NET ASSETS—100.0% $ 4,938,368,600
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Portfolio of investments
(unaudited)
Lifecycle Index 2050 Fund November 30, 2022
35
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
FIXED INCOME—9.0%
39,073,431
TIAA-CREF Bond Index Fund $ 372,760,534
TOTAL FIXED INCOME 372,760,534
INTERNATIONAL EQUITY—32.6%
39,843,047
TIAA-CREF Emerging Markets Equity Index Fund 413,172,394
46,426,663
TIAA-CREF International Equity Index Fund 928,997,526
TOTAL INTERNATIONAL EQUITY 1,342,169,920
U.S. EQUITY—58.2%
81,582,316
TIAA-CREF Equity Index Fund 2,396,072,624
TOTAL U.S. EQUITY 2,396,072,624
TOTAL AFFILIATED INVESTMENT COMPANIES 4,111,003,078
(Cost $3,437,858,374)
TOTAL INVESTMENTS—99.8% 4,111,003,078
(Cost $3,437,858,374)
OTHER ASSETS & LIABILITIES, NET—0.2% 7,687,173
NET ASSETS—100.0% $ 4,118,690,251
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Lifecycle Index 2055 Fund November 30, 2022
Portfolio of investments
(unaudited)
36
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
FIXED INCOME—7.9%
18,468,298
TIAA-CREF Bond Index Fund $ 176,187,561
TOTAL FIXED INCOME 176,187,561
INTERNATIONAL EQUITY—33.0%
22,045,399
TIAA-CREF Emerging Markets Equity Index Fund 228,610,790
25,681,251
TIAA-CREF International Equity Index Fund 513,881,828
TOTAL INTERNATIONAL EQUITY 742,492,618
U.S. EQUITY—58.9%
45,130,597
TIAA-CREF Equity Index Fund 1,325,485,624
TOTAL U.S. EQUITY 1,325,485,624
TOTAL AFFILIATED INVESTMENT COMPANIES 2,244,165,803
(Cost $1,961,909,591)
TOTAL INVESTMENTS—99.8% 2,244,165,803
(Cost $1,961,909,591)
OTHER ASSETS & LIABILITIES, NET—0.2% 5,573,191
NET ASSETS—100.0% $ 2,249,738,994
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Portfolio of investments
(unaudited)
Lifecycle Index 2060 Fund November 30, 2022
37
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%a
FIXED INCOME—6.6%
7,673,219
TIAA-CREF Bond Index Fund $ 73,202,510
TOTAL FIXED INCOME 73,202,510
INTERNATIONAL EQUITY—33.4%
10,972,394
TIAA-CREF Emerging Markets Equity Index Fund 113,783,722
12,793,869
TIAA-CREF International Equity Index Fund 256,005,324
TOTAL INTERNATIONAL EQUITY 369,789,046
U.S. EQUITY—59.7%
22,478,452
TIAA-CREF Equity Index Fund 660,192,137
TOTAL U.S. EQUITY 660,192,137
TOTAL AFFILIATED INVESTMENT COMPANIES 1,103,183,693
(Cost $1,023,606,827)
TOTAL INVESTMENTS—99.7% 1,103,183,693
(Cost $1,023,606,827)
OTHER ASSETS & LIABILITIES, NET—0.3% 3,186,718
NET ASSETS—100.0% $ 1,106,370,411
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Lifecycle Index 2065 Fund November 30, 2022
Portfolio of investments
(unaudited)
38
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.5%a
FIXED INCOME—5.4%
445,262
TIAA-CREF Bond Index Fund $ 4,247,801
TOTAL FIXED INCOME 4,247,801
INTERNATIONAL EQUITY—33.6%
782,571
TIAA-CREF Emerging Markets Equity Index Fund 8,115,259
915,687
TIAA-CREF International Equity Index Fund 18,322,894
TOTAL INTERNATIONAL EQUITY 26,438,153
U.S. EQUITY—60.5%
1,617,931
TIAA-CREF Equity Index Fund 47,518,620
TOTAL U.S. EQUITY 47,518,620
TOTAL AFFILIATED INVESTMENT COMPANIES 78,204,574
(Cost $79,351,419)
TOTAL INVESTMENTS—99.5% 78,204,574
(Cost $79,351,419)
OTHER ASSETS & LIABILITIES, NET—0.5% 427,003
NET ASSETS—100.0% $ 78,631,577
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

TIAA-CREF Lifecycle Index Funds November 30, 2022
Statements of assets and liabilities
(unaudited)
See notes to financial statements
40
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
14.1
Lifecycle Index
Retirement Income
Fund
14.2
Lifecycle Index 2010
Fund
14.3
Lifecycle Index 2015
Fund
14.4
Lifecycle Index 2020
Fund
ASSETS
Affiliated investments, at value
‡
$ 588,234,672 $ 643,042,379 $ 1,050,935,292 $ 2,958,045,441
Cash 792,516 606,972 – 3,137,576
Receivable from securities transactions 3,109,927 3,378,700 6,212,014 18,193,808
Receivable from Fund shares sold 286,756 73,209 415,644 1,405,131
Dividends and interest receivable 620,360 705,285 1,086,846 2,870,872
Due from affiliates 55,583 58,635 86,371 203,455
Other 8,736 15,342 27,413 58,363
Total assets 593,108,550 647,880,522 1,058,763,580 2,983,914,646
LIABILITIES
Management fees payable 79,265 87,041 141,269 385,943
Service agreement fees payable 7,837 12,852 19,179 46,128
Distribution fees payable 466 2,338 3,693 9,255
Due to affiliates 7,048 7,139 8,014 11,953
Overdraft payable – – 226,418 –
Payable for securities transactions 3,917,026 4,030,386 5,996,599 21,185,585
Payable for Fund shares redeemed 1,184,135 560,440 338,619 2,625,205
Payable for trustee compensation 8,529 15,165 27,011 57,300
Accrued expenses and other payables 14,757 17,208 19,657 52,422
Total liabilities 5,219,063 4,732,569 6,780,459 24,373,791
NET ASSETS $ 587,889,487 $ 643,147,953 $ 1,051,983,121 $ 2,959,540,855
NET ASSETS CONSIST OF:
Paid-in-capital $ 563,380,734 $ 577,262,946 $ 913,340,613 $ 2,603,173,160
Total distributable earnings (loss) 24,508,753 65,885,007 138,642,508 356,367,695
NET ASSETS $ 587,889,487 $ 643,147,953 $ 1,051,983,121 $ 2,959,540,855
INSTITUTIONAL CLASS:
Net assets $ 544,805,492 $ 559,349,121 $ 925,156,089 $ 2,649,595,589
Outstanding shares of beneficial interest, unlimited shares
authorized ($.0001 par value) 36,479,025 35,333,577 55,597,530 147,576,431
Net asset value per share $ 14 .93 $ 15 .83 $ 16 .64 $ 17 .95
ADVISOR CLASS:
Net assets $ 2,487,464 $ 1,896,144 $ 1,714,028 $ 10,243,962
Outstanding shares of beneficial interest, unlimited shares
authorized ($.0001 par value) 166,582 119,830 103,125 571,762
Net asset value per share $ 14 .93 $ 15 .82 $ 16 .62 $ 17 .92
PREMIER CLASS:
Net assets $ 3,905,551 $ 19,331,451 $ 30,796,680 $ 77,491,033
Outstanding shares of beneficial interest, unlimited shares
authorized ($.0001 par value) 261,766 1,226,551 1,861,283 4,342,207
Net asset value per share $ 14 .92 $ 15 .76 $ 16 .55 $ 17 .85
RETIREMENT CLASS:
Net assets $ 36,690,980 $ 62,571,237 $ 94,316,324 $ 222,210,271
Outstanding shares of beneficial interest, unlimited shares
authorized ($.0001 par value) 2,462,106 3,995,520 5,721,770 12,504,746
Net asset value per share $ 14 .90 $ 15 .66 $ 16 .48 $ 17 .77
‡
Affiliated investments, cost $ 551,477,591 $ 575,299,693 $ 909,139,239 $ 2,592,634,260

See notes to financial statements
41
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
continued
14.5
Lifecycle Index 2025
Fund
14.6
Lifecycle Index 2030
Fund
14.7
Lifecycle Index 2035
Fund
14.8
Lifecycle Index 2040
Fund
14.9
Lifecycle Index 2045
Fund
15.01
Lifecycle Index 2050
Fund
$ 5,137,766,227 $ 6,264,088,738 $ 6,147,838,148 $ 6,368,531,877 $ 4,929,502,743 $ 4,111,003,078
6,959,913 7,749,789 6,299,677 7,316,500 7,292,861 6,330,321
34,643,762 47,386,592 51,098,146 56,056,470 44,699,019 38,206,654
3,845,097 6,750,788 6,446,297 6,353,745 6,700,885 6,095,963
4,496,075 4,702,374 3,559,734 2,463,661 1,271,048 831,052
320,774 361,185 325,001 319,189 249,088 207,431
75,298 82,717 77,758 83,899 53,581 41,359
5,188,107,146 6,331,122,183 6,215,644,761 6,441,125,341 4,989,769,225 4,162,715,858
651,663 771,695 732,433 742,788 570,197 473,258
81,951 90,071 80,004 77,154 63,538 55,449
14,312 17,836 18,929 19,760 11,187 9,394
16,284 18,449 18,074 18,467 15,548 13,888
– – – – – –
40,881,588 49,937,836 52,553,751 59,506,542 48,388,794 41,313,140
4,144,634 6,130,650 4,185,535 1,651,412 2,215,987 2,048,225
73,674 80,915 76,040 82,148 52,289 40,299
90,486 107,962 102,601 105,351 83,085 71,954
45,954,592 57,155,414 57,767,367 62,203,622 51,400,625 44,025,607
$ 5,142,152,554 $ 6,273,966,769 $ 6,157,877,394 $ 6,378,921,719 $ 4,938,368,600 $ 4,118,690,251
$ 4,582,978,337 $ 5,531,223,867 $ 5,306,387,703 $ 5,303,557,829 $ 4,143,266,958 $ 3,486,888,876
559,174,217 742,742,902 851,489,691 1,075,363,890 795,101,642 631,801,375
$ 5,142,152,554 $ 6,273,966,769 $ 6,157,877,394 $ 6,378,921,719 $ 4,938,368,600 $ 4,118,690,251
$ 4,601,831,705 $ 5,661,187,175 $ 5,585,709,272 $ 5,812,059,174 $ 4,511,879,859 $ 3,750,524,749
234,572,836 266,150,245 244,128,666 240,049,496 180,277,103 148,189,476
$ 19 .62 $ 21 .27 $ 22 .88 $ 24 .21 $ 25 .03 $ 25 .31
$ 23,119,909 $ 32,049,255 $ 21,778,538 $ 23,976,728 $ 21,493,235 $ 18,384,574
1,181,765 1,510,293 954,155 992,290 861,079 728,144
$ 19 .56 $ 21 .22 $ 22 .82 $ 24 .16 $ 24 .96 $ 25 .25
$ 120,266,329 $ 150,811,401 $ 160,468,703 $ 167,991,008 $ 95,718,390 $ 80,192,533
6,162,728 7,135,134 7,060,378 6,985,500 3,847,208 3,189,352
$ 19 .52 $ 21 .14 $ 22 .73 $ 24 .05 $ 24 .88 $ 25 .14
$ 396,934,611 $ 429,918,938 $ 389,920,881 $ 374,894,809 $ 309,277,116 $ 269,588,395
20,455,752 20,441,289 17,241,612 15,657,484 12,501,827 10,783,205
$ 19 .40 $ 21 .03 $ 22 .62 $ 23 .94 $ 24 .74 $ 25 .00
$ 4,559,084,739 $ 5,477,872,540 $ 5,215,728,959 $ 5,180,174,415 $ 4,075,550,302 $ 3,437,858,374

Statements of assets and liabilities
(unaudited)
TIAA-CREF Lifecycle Index Funds November 30, 2022
See notes to financial statements
42
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
concluded
15.1
Lifecycle Index 2055 Fund
15.2
Lifecycle Index 2060 Fund
15.3
Lifecycle Index 2065 Fund
ASSETS
Affiliated investments, at value
‡
$ 2,244,165,803 $ 1,103,183,693 $ 78,204,574
Cash 3,558,346 1,764,404 787,685
Receivable from securities transactions 21,048,675 10,419,149 1,399,788
Receivable from Fund shares sold 4,462,525 2,982,106 385,725
Dividends and interest receivable 392,083 162,414 9,213
Due from affiliates 119,312 66,742 16,768
Other 17,923 6,243 171
Total assets 2,273,764,667 1,118,584,751 80,803,924
LIABILITIES
Management fees payable 257,487 126,010 8,732
Service agreement fees payable 31,844 15,749 554
Distribution fees payable 3,956 2,006 112
Due to affiliates 10,206 7,940 5,983
Payable for securities transactions 22,786,040 11,258,040 2,101,997
Payable for Fund shares redeemed 850,132 775,689 54,016
Payable for trustee compensation 17,434 6,069 162
Accrued expenses and other payables 68,574 22,837 791
Total liabilities 24,025,673 12,214,340 2,172,347
NET ASSETS $ 2,249,738,994 $ 1,106,370,411 $ 78,631,577
NET ASSETS CONSIST OF:
Paid-in-capital $ 1,987,263,644 $ 1,038,359,516 $ 80,480,429
Total distributable earnings (loss) 262,475,350 68,010,895 (1,848,852)
NET ASSETS $ 2,249,738,994 $ 1,106,370,411 $ 78,631,577
INSTITUTIONAL CLASS:
Net assets $ 2,048,579,207 $ 1,005,316,936 $ 74,094,904
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 100,450,141 63,750,952 6,590,927
Net asset value per share $ 20 .39 $ 15 .77 $ 11 .24
ADVISOR CLASS:
Net assets $ 14,279,578 $ 10,410,463 $ 790,046
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 701,818 661,098 71,087
Net asset value per share $ 20 .35 $ 15 .75 $ 11 .11
PREMIER CLASS:
Net assets $ 33,952,857 $ 17,315,255 $ 965,785
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 1,671,517 1,101,491 87,028
Net asset value per share $ 20 .31 $ 15 .72 $ 11 .10
RETIREMENT CLASS:
Net assets $ 152,927,352 $ 73,327,757 $ 2,780,842
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 7,554,555 4,679,087 250,375
Net asset value per share $ 20 .24 $ 15 .67 $ 11 .11
‡
Affiliated investments, cost $ 1,961,909,591 $ 1,023,606,827 $ 79,351,419

TIAA-CREF Lifecycle Index Funds For the period ended November 30, 2022
Statements of operations
(unaudited)
See notes to financial statements
44
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
14.1
Lifecycle Index
Retirement Income
Fund
14.2
Lifecycle Index
2010 Fund
14.3
Lifecycle Index
2015 Fund
14.4
Lifecycle Index
2020 Fund
14.5
Lifecycle Index
2025 Fund
INVESTMENT INCOME
Dividends from affiliated investments $ 6,223,432 $ 6,690,619 $ 10,533,416 $ 25,821,654 $ 36,389,653
Total income 6,223,432 6,690,619 10,533,416 25,821,654 36,389,653
EXPENSES
Management fees 495,681 525,065 889,285 2,435,752 4,023,432
Shareholder servicing — Institutional Class 3,168 1,774 2,537 5,782 7,045
Shareholder servicing — Advisor Class 1,200 819 758 5,208 10,634
Shareholder servicing — Premier Class 50 46 56 73 96
Shareholder servicing — Retirement Class 47,374 79,721 117,878 284,053 489,001
Distribution fees — Premier Class 2,871 14,667 23,482 57,902 88,059
Registration fees 30,458 30,555 32,191 31,763 32,356
Administrative service fees 30,299 30,496 34,431 51,439 70,006
Shareholder reports 11,209 11,647 14,054 25,272 34,509
Professional fees 6,173 5,757 11,362 15,094 19,279
Trustee fees and expenses 3,964 4,187 7,204 20,216 34,083
Other expenses 57,962 64,454 91,139 218,372 360,551
Total expenses 690,409 769,188 1,224,377 3,150,926 5,169,051
Less: Expenses reimbursed by the investment adviser (102,667) (105,412) (120,326) (170,873) (232,561)
Less: Fee waiver by investment adviser and Nuveen
Securities (243,722) (258,052) (423,466) (1,122,542) (1,784,217)
Net expenses 344,020 405,724 680,585 1,857,511 3,152,273
Net investment income (loss) 5,879,412 6,284,895 9,852,831 23,964,143 33,237,380
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments – (119,817) – – –
Affiliated investments (7,011,654) (5,205,687) (7,498,643) (20,973,493) (42,004,180)
Net realized gain (loss) on total investments (7,011,654) (5,325,504) (7,498,643) (20,973,493) (42,004,180)
Change in unrealized appreciation (depreciation) on:
Affiliated investments (14,132,741) (16,143,406) (29,738,629) (77,719,499) (102,928,982)
Net change in unrealized appreciation (depreciation) on
total investments (14,132,741) (16,143,406) (29,738,629) (77,719,499) (102,928,982)
Net realized and unrealized gain (loss) on total
investments (21,144,395) (21,468,910) (37,237,272) (98,692,992) (144,933,162)
Net increase (decrease) in net assets from operations $ (15,264,983) $ (15,184,015) $ (27,384,441) $ (74,728,849) $ (111,695,782)

See notes to financial statements
45
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
continued
14.6
Lifecycle Index
2030 Fund
14.7
Lifecycle Index
2035 Fund
14.8
Lifecycle Index
2040 Fund
14.9
Lifecycle Index
2045 Fund
15.01
Lifecycle Index
2050 Fund
15.1
Lifecycle Index
2055 Fund
15.2
Lifecycle Index
2060 Fund
$ 33,919,109 $ 22,895,667 $ 15,536,630 $ 7,609,800 $ 4,588,879 $ 2,142,824 $ 867,250
33,919,109 22,895,667 15,536,630 7,609,800 4,588,879 2,142,824 867,250
4,695,147 4,424,624 4,476,963 3,399,652 2,802,118 1,501,721 710,536
8,105 7,767 8,733 7,566 8,043 6,732 6,137
14,085 9,449 10,808 9,303 7,499 6,182 4,540
105 110 113 86 80 69 66
528,308 474,018 452,256 363,899 320,637 179,295 83,723
108,023 114,792 120,299 65,925 56,616 23,543 11,585
32,955 34,143 33,542 33,588 32,029 31,893 31,379
79,118 77,588 79,139 66,536 59,330 43,552 33,880
39,595 39,712 41,256 35,813 34,451 26,035 22,063
21,308 19,450 19,780 16,571 15,523 12,963 9,753
40,760 39,404 40,566 30,995 25,640 13,718 6,461
430,889 418,844 442,368 353,390 299,376 171,944 94,189
5,998,398 5,659,901 5,725,823 4,383,324 3,661,342 2,017,647 1,014,312
(266,244) (263,927) (271,326) (235,337) (216,071) (168,522) (138,010)
(1,968,756) (1,753,277) (1,735,153) (1,312,834) (1,067,423) (572,871) (271,483)
3,763,398 3,642,697 3,719,344 2,835,153 2,377,848 1,276,254 604,819
30,155,711 19,252,970 11,817,286 4,774,647 2,211,031 866,570 262,431
– – – – – – –
(56,557,763) (85,910,362) (105,231,921) (54,903,209) (32,082,662) (15,576,035) (7,954,646)
(56,557,763) (85,910,362) (105,231,921) (54,903,209) (32,082,662) (15,576,035) (7,954,646)
(91,328,743) (20,114,031) 26,813,525 2,794,710 (10,912,951) (1,917,274) 4,440,798
(91,328,743) (20,114,031) 26,813,525 2,794,710 (10,912,951) (1,917,274) 4,440,798
(147,886,506) (106,024,393) (78,418,396) (52,108,499) (42,995,613) (17,493,309) (3,513,848)
$ (117,730,795) $ (86,771,423) $ (66,601,110) $ (47,333,852) $ (40,784,582) $ (16,626,739) $ (3,251,417)

Statements of operations
(unaudited)
TIAA-CREF Lifecycle Index Funds For the period ended November 30, 2022
See notes to financial statements
46
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
concluded
15.3
Lifecycle Index 2065 Fund
INVESTMENT INCOME
Dividends from affiliated investments $ 43,175
Total income 43,175
EXPENSES
Management fees 43,496
Shareholder servicing — Institutional Class 1,534
Shareholder servicing — Advisor Class 162
Shareholder servicing — Premier Class 37
Shareholder servicing — Retirement Class 2,699
Distribution fees — Premier Class 625
Registration fees 28,813
Administrative service fees 25,609
Professional fees 7,887
Shareholder reports 7,057
Trustee fees and expenses 386
Other expenses 17,234
Total expenses 135,539
Less: Expenses reimbursed by the investment adviser (84,552)
Less: Fee waiver by investment adviser and Nuveen Securities (16,585)
Net expenses 34,402
Net investment income (loss) 8,773
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments 11,455
Affiliated investments (513,262)
Net realized gain (loss) on total investments (501,807)
Change in unrealized appreciation (depreciation) on:
Affiliated investments 1,494,418
Net change in unrealized appreciation (depreciation) on total investments 1,494,418
Net realized and unrealized gain (loss) on total investments 992,611
Net increase (decrease) in net assets from operations $ 1,001,384

TIAA-CREF Lifecycle Index Funds For the period or year ended
Statements of changes in net assets
See notes to financial statements
48
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
14.1
Lifecycle Index Retirement Income Fund
14.2
Lifecycle Index 2010 Fund
November 30, 2022 May 31, 2022 November 30, 2022 May 31, 2022
(unaudited) (unaudited)
OPERATIONS
Net investment income (loss) $ 5,879,412 $ 13,434,731 $ 6,284,895 $ 14,271,640
Net realized gain (loss) on total investments (7,011,654) 8,011,700 (5,325,504) 13,134,854
Net change in unrealized appreciation (depreciation) on
total investments (14,132,741) (61,112,423) (16,143,406) (68,940,130)
Net increase (decrease) in net assets from operations (15,264,983) (39,665,992) (15,184,015) (41,533,636)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Institutional Class
Institutional Class (5,313,556) (23,367,380) – (26,899,334)
Advisor Class
Advisor Class (23,466) (119,013) – (85,571)
Premier Class
Premier Class (36,442) (919,478) – (1,672,994)
Retirement Class
Retirement Class (335,176) (1,803,151) – (3,559,797)
Total distributions (5,708,640) (26,209,022) – (32,217,696)
SHAREHOLDER TRANSACTIONS
Subscriptions: Institutional Class 59,811,758 210,675,605 88,869,084 137,440,086
Advisor Class
Advisor Class 474,893 1,716,222 576,680 219,811
Premier Class
Premier Class 393,795 2,776,065 917,893 3,983,386
Retirement Class
Retirement Class 1,702,739 10,343,368 2,791,462 11,313,904
Reinvestments of distributions: Institutional Class 4,939,800 21,490,375 – 25,807,942
Advisor Class
Advisor Class 22,371 113,592 – 79,288
Premier Class
Premier Class 20,028 775,303 – 1,590,722
Retirement Class
Retirement Class 335,048 1,802,485 – 3,559,797
Redemptions: Institutional Class (58,043,529) (162,321,585) (43,406,045) (134,974,480)
Advisor Class
Advisor Class (615,288) (1,024,166) (350,195) (340,286)
Premier Class
Premier Class (350,189) (24,249,034) (2,080,505) (25,502,732)
Retirement Class
Retirement Class (4,718,008) (14,915,227) (6,997,910) (19,415,719)
Net increase (decrease) from shareholder transactions 3,973,418 47,183,003 40,320,464 3,761,719
Net increase (decrease) in net assets (17,000,205) (18,692,011) 25,136,449 (69,989,613)
NET ASSETS
Beginning of period 604,889,692 623,581,703 618,011,504 688,001,117
End of period $ 587,889,487 $ 604,889,692 $ 643,147,953 $ 618,011,504
CHANGE IN FUND SHARES
Shares sold: Institutional Class 4,073,810 12,575,758 5,691,664 7,692,685
Advisor Class
Advisor Class 31,999 102,421 36,815 12,364
Premier Class
Premier Class 26,148 161,041 59,192 221,777
Retirement Class
Retirement Class 114,477 607,456 182,671 640,586
Shares reinvested: Institutional Class 344,618 1,270,015 — 1,460,551
Advisor Class
Advisor Class 1,560 6,715 – 4,487
Premier Class
Premier Class 1,398 45,685 – 90,331
Retirement Class
Retirement Class 23,418 106,694 – 203,185
Shares redeemed: Institutional Class (3,949,924) (9,676,743) (2,792,477) (7,656,887)
Advisor Class
Advisor Class (41,416) (65,088) (22,618) (18,799)
Premier Class
Premier Class (24,033) (1,429,368) (133,846) (1,428,331)
Retirement Class
Retirement Class (324,569) (882,919) (457,135) (1,112,863)
Net increase (decrease) from shareholder transactions 277,486 2,821,667 2,564,266 109,086

See notes to financial statements
49
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
continued
14.3
Lifecycle Index 2015 Fund
14.4
Lifecycle Index 2020 Fund
14.5
Lifecycle Index 2025 Fund
14.6
Lifecycle Index 2030 Fund
November 30,
2022 May 31, 2022
November 30,
2022 May 31, 2022
November 30,
2022 May 31, 2022
November 30,
2022 May 31, 2022
(unaudited) (unaudited) (unaudited) (unaudited)
$ 9,852,831 $ 24,807,424 $ 23,964,143 $ 67,578,449 $ 33,237,380 $ 104,821,292 $ 30,155,711 $ 118,135,826
(7,498,643) 21,740,192 (20,973,493) 67,017,343 (42,004,180) 83,191,350 (56,557,763) 74,721,570
(29,738,629) (123,346,417) (77,719,499) (355,369,871) (102,928,982) (563,732,307) (91,328,743) (649,186,753)
(27,384,441) (76,798,801) (74,728,849) (220,774,079) (111,695,782) (375,719,665) (117,730,795) (456,329,357)
– – – – – – – –
– (50,722,893) – (143,493,366) – (179,479,086) – (174,866,931)
– (124,912) – (728,037) – (912,408) – (970,266)
– (4,365,306) – (13,108,202) – (14,902,560) – (13,345,660)
– (5,639,852) – (14,022,004) – (17,495,737) – (15,210,821)
– (60,852,963) – (171,351,609) – (212,789,791) – (204,393,678)
76,553,886 277,166,164 209,170,108 825,834,111 458,532,407 1,385,975,613 631,448,896 1,665,137,152
204,482 1,512,539 2,230,631 7,726,756 3,762,034 11,693,861 6,864,017 14,038,747
1,225,859 6,105,260 4,811,685 16,902,954 10,254,513 32,510,840 11,257,971 32,107,901
5,140,639 13,755,009 11,621,400 30,973,529 20,709,195 63,301,713 31,233,134 66,511,008
– 48,779,749 – 136,195,252 – 168,462,488 – 166,951,460
– 117,985 – 720,772 – 906,520 – 965,225
– 4,179,785 – 12,347,169 – 13,684,810 – 12,540,204
– 5,639,851 – 14,022,004 – 17,495,737 – 15,210,821
(94,443,237) (202,244,641) (250,515,679) (589,965,470) (341,325,684) (712,841,620) (349,719,582) (721,299,548)
(109,012) (1,049,625) (2,346,489) (7,388,574) (1,984,091) (5,508,338) (1,374,693) (7,901,355)
(4,041,435) (68,419,546) (7,993,335) (249,302,384) (10,472,825) (375,387,419) (7,831,102) (355,718,525)
(8,754,376) (32,958,095) (29,943,180) (75,890,372) (34,274,782) (92,069,524) (36,340,634) (83,629,097)
(24,223,194) 52,584,435 (62,964,859) 122,175,747 105,200,767 508,224,681 285,538,007 804,913,993
(51,607,635) (85,067,329) (137,693,708) (269,949,941) (6,495,015) (80,284,775) 167,807,212 144,190,958
1,103,590,756 1,188,658,085 3,097,234,563 3,367,184,504 5,148,647,569 5,228,932,344 6,106,159,557 5,961,968,599
$ 1,051,983,121 $ 1,103,590,756 $ 2,959,540,855 $ 3,097,234,563 $ 5,142,152,554 $ 5,148,647,569 $ 6,273,966,769 $ 6,106,159,557
4,686,220 14,720,742 11,904,567 40,609,276 24,012,777 62,619,037 30,625,526 69,562,608
12,495 79,095 125,993 382,531 199,301 527,041 337,668 588,711
75,448 323,706 276,180 828,312 537,514 1,460,832 549,499 1,340,454
320,455 742,144 671,422 1,527,331 1,098,063 2,888,763 1,537,833 2,815,024
— 2,618,344 — 6,755,717 — 7,626,188 — 6,953,414
– 6,333 – 35,788 – 41,112 – 40,251
– 225,204 – 615,205 – 622,037 – 524,695
– 304,857 – 701,100 – 798,892 – 639,110
(5,780,184) (10,887,395) (14,246,368) (29,292,538) (17,788,034) (32,555,546) (16,895,676) (30,334,567)
(6,587) (61,159) (135,526) (389,534) (103,589) (265,005) (66,999) (360,673)
(248,777) (3,661,529) (458,252) (12,276,671) (555,833) (16,878,190) (381,393) (14,755,878)
(542,103) (1,782,248) (1,726,974) (3,797,714) (1,825,168) (4,230,217) (1,787,814) (3,598,413)
(1,483,033) 2,628,094 (3,588,958) 5,698,803 5,575,031 22,654,944 13,918,644 33,414,736

Statements of changes in net assets
TIAA-CREF Lifecycle Index Funds For the period or year ended
See notes to financial statements
50
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
continued
continued
continued
14.7
Lifecycle Index 2035 Fund
14.8
Lifecycle Index 2040 Fund
November 30, 2022 May 31, 2022 November 30, 2022 May 31, 2022
(unaudited) (unaudited)
OPERATIONS
Net investment income (loss) $ 19,252,970 $ 108,517,796 $ 11,817,286 $ 110,394,443
Net realized gain (loss) on total investments (85,910,362) 62,706,883 (105,231,921) 66,619,250
Net change in unrealized appreciation (depreciation) on
total investments (20,114,031) (622,209,030) 26,813,525 (644,141,053)
Net increase (decrease) in net assets from operations (86,771,423) (450,984,351) (66,601,110) (467,127,360)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Institutional Class
Institutional Class – (151,468,330) – (160,002,570)
Advisor Class
Advisor Class – (531,231) – (629,974)
Premier Class
Premier Class – (11,963,664) – (12,167,868)
Retirement Class
Retirement Class – (12,253,439) – (12,094,241)
Total distributions – (176,216,664) – (184,894,653)
SHAREHOLDER TRANSACTIONS
Subscriptions: Institutional Class 623,598,374 1,619,543,581 614,511,792 1,582,174,468
Advisor Class
Advisor Class 5,480,151 9,992,294 3,592,350 10,656,519
Premier Class
Premier Class 12,616,487 33,308,908 13,439,196 34,907,398
Retirement Class
Retirement Class 23,479,495 64,016,488 23,136,397 54,700,394
Reinvestments of distributions: Institutional Class – 144,405,578 – 154,240,411
Advisor Class
Advisor Class – 526,475 – 624,907
Premier Class
Premier Class – 11,182,234 – 11,636,545
Retirement Class
Retirement Class – 12,253,439 – 12,094,241
Redemptions: Institutional Class (292,017,413) (563,977,793) (260,345,353) (543,368,779)
Advisor Class
Advisor Class (1,683,555) (5,439,604) (915,086) (3,372,665)
Premier Class
Premier Class (10,344,336) (340,422,523) (14,935,415) (306,870,714)
Retirement Class
Retirement Class (27,319,334) (82,152,229) (27,517,760) (73,992,453)
Net increase (decrease) from shareholder transactions 333,809,869 903,236,848 350,966,121 933,430,272
Net increase (decrease) in net assets 247,038,446 276,035,833 284,365,011 281,408,259
NET ASSETS
Beginning of period 5,910,838,948 5,634,803,115 6,094,556,708 5,813,148,449
End of period $ 6,157,877,394 $ 5,910,838,948 $ 6,378,921,719 $ 6,094,556,708
CHANGE IN FUND SHARES
Shares sold: Institutional Class 28,362,773 63,191,652 26,545,621 58,503,434
Advisor Class
Advisor Class 250,670 393,351 156,713 392,807
Premier Class
Premier Class 574,488 1,297,709 580,928 1,286,616
Retirement Class
Retirement Class 1,079,228 2,525,546 1,007,075 2,038,343
Shares reinvested: Institutional Class — 5,588,451 — 5,649,832
Advisor Class
Advisor Class – 20,406 – 22,916
Premier Class
Premier Class – 434,937 – 428,444
Retirement Class
Retirement Class – 478,650 – 446,776
Shares redeemed: Institutional Class (13,183,222) (22,071,387) (11,189,445) (20,187,224)
Advisor Class
Advisor Class (77,328) (224,895) (40,347) (131,587)
Premier Class
Premier Class (474,483) (13,126,222) (652,127) (11,193,100)
Retirement Class
Retirement Class (1,263,681) (3,290,744) (1,208,047) (2,808,142)
Net increase (decrease) from shareholder transactions 15,268,445 35,217,454 15,200,371 34,449,115

See notes to financial statements
51
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
continued
14.9
Lifecycle Index 2045 Fund
15.01
Lifecycle Index 2050 Fund
15.1
Lifecycle Index 2055 Fund
15.2
Lifecycle Index 2060 Fund
November 30,
2022 May 31, 2022
November 30,
2022 May 31, 2022
November 30,
2022 May 31, 2022
November 30,
2022 May 31, 2022
(unaudited) (unaudited) (unaudited) (unaudited)
$ 4,774,647 $ 82,522,417 $ 2,211,031 $ 67,782,635 $ 866,570 $ 34,693,666 $ 262,431 $ 14,718,532
(54,903,209) 39,462,398 (32,082,662) 20,352,197 (15,576,035) 6,567,172 (7,954,646) 920,326
2,794,710 (474,055,366) (10,912,951) (380,325,233) (1,917,274) (193,279,045) 4,440,798 (86,316,189)
(47,333,852) (352,070,551) (40,784,582) (292,190,401) (16,626,739) (152,018,207) (3,251,417) (70,677,331)
– – – – – – – –
– (103,134,683) – (77,510,635) – (35,180,792) – (14,471,207)
– (459,337) – (340,993) – (223,836) – (155,309)
– (8,260,023) – (6,498,486) – (2,815,516) – (846,898)
– (8,029,629) – (6,265,450) – (2,917,882) – (1,128,612)
– (119,883,672) – (90,615,564) – (41,138,026) – (16,602,026)
525,913,012 1,341,462,527 486,905,965 1,171,798,343 332,211,537 714,967,259 237,433,366 423,652,731
5,603,478 9,666,839 4,711,450 7,853,890 2,753,177 5,903,461 2,192,246 5,291,432
12,704,304 26,121,199 7,376,311 23,003,492 4,578,606 18,527,070 3,693,645 13,184,457
24,002,168 58,582,308 19,236,765 51,095,665 15,191,974 36,073,275 12,117,976 27,596,512
– 99,203,074 – 74,344,572 – 33,228,545 – 13,831,699
– 454,832 – 336,827 – 220,118 – 151,928
– 7,810,166 – 6,030,364 – 2,597,053 – 748,307
– 8,029,628 – 6,265,450 – 2,917,457 – 1,128,301
(197,237,048) (422,308,311) (174,849,707) (369,938,596) (91,904,485) (226,734,529) (58,631,338) (129,659,523)
(2,342,358) (2,653,378) (594,006) (3,166,096) (464,819) (1,115,572) (820,172) (982,616)
(6,674,295) (292,405,889) (6,207,449) (242,092,087) (3,385,771) (130,625,721) (1,846,366) (38,656,420)
(18,331,412) (53,969,491) (16,438,191) (44,251,283) (9,329,281) (24,674,927) (5,090,772) (11,156,113)
343,637,849 779,993,504 320,141,138 681,280,541 249,650,938 431,283,489 189,048,585 305,130,695
296,303,997 308,039,281 279,356,556 298,474,576 233,024,199 238,127,256 185,797,168 217,851,338
4,642,064,603 4,334,025,322 3,839,333,695 3,540,859,119 2,016,714,795 1,778,587,539 920,573,243 702,721,905
$ 4,938,368,600 $ 4,642,064,603 $ 4,118,690,251 $ 3,839,333,695 $ 2,249,738,994 $ 2,016,714,795 $ 1,106,370,411 $ 920,573,243
22,063,514 47,926,028 20,218,283 41,378,867 17,131,899 31,434,359 15,837,959 24,189,443
237,118 347,237 197,725 277,034 142,331 260,613 146,271 300,674
530,772 932,881 305,863 809,191 236,468 806,254 246,793 743,805
1,016,508 2,106,350 807,346 1,829,383 787,411 1,599,823 811,806 1,581,294
— 3,509,129 — 2,596,737 — 1,440,336 — 775,754
– 16,117 – 11,781 – 9,554 – 8,526
– 277,547 – 211,740 – 112,915 – 42,040
– 286,670 – 221,004 – 127,122 – 63,530
(8,213,046) (15,124,315) (7,251,726) (13,115,403) (4,733,363) (9,948,062) (3,908,616) (7,411,531)
(96,879) (102,325) (25,023) (118,080) (23,823) (50,954) (54,120) (55,957)
(283,855) (10,274,622) (261,285) (8,402,233) (175,324) (5,615,842) (123,050) (2,149,761)
(778,405) (1,982,851) (693,540) (1,602,795) (486,127) (1,103,245) (343,077) (640,121)
14,475,727 27,917,846 13,297,643 24,097,226 12,879,472 19,072,873 12,613,966 17,447,696

Statements of changes in net assets
TIAA-CREF Lifecycle Index Funds For the period or year ended
See notes to financial statements
52
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
concluded
15.3
Lifecycle Index 2065 Fund
November 30, 2022 May 31, 2022
(unaudited)
OPERATIONS
Net investment income (loss) $ 8,773 $ 460,462
Net realized gain (loss) on total investments (501,807) (137,992)
Net change in unrealized appreciation (depreciation) on total investments 1,494,418 (4,003,794)
Net increase (decrease) in net assets from operations 1,001,384 (3,681,324)
DISTRIBUTIONS TO SHAREHOLDERS – –
Institutional Class
Institutional Class – (467,220)
Advisor Class
Advisor Class – (20,417)
Premier Class
Premier Class – (19,975)
Retirement Class
Retirement Class – (24,669)
Total distributions – (532,281)
SHAREHOLDER TRANSACTIONS
Subscriptions: Institutional Class 33,207,106 49,994,766
Advisor Class
Advisor Class 98,864 180,844
Premier Class
Premier Class 186,090 307,613
Retirement Class
Retirement Class 1,122,298 1,416,630
Reinvestments of distributions: Institutional Class – 379,906
Advisor Class
Advisor Class – 2,045
Premier Class
Premier Class – 1,538
Retirement Class
Retirement Class – 9,802
Redemptions: Institutional Class (4,621,951) (9,076,696)
Advisor Class
Advisor Class (20,320) (17,739)
Premier Class
Premier Class (26,103) (52,656)
Retirement Class
Retirement Class (106,272) (228,620)
Net increase (decrease) from shareholder transactions 29,839,712 42,917,433
Net increase (decrease) in net assets 30,841,096 38,703,828
NET ASSETS
Beginning of period 47,790,481 9,086,653
End of period $ 78,631,577 $ 47,790,481
CHANGE IN FUND SHARES
Shares sold: Institutional Class 3,116,286 4,030,415
Advisor Class
Advisor Class 9,439 14,601
Premier Class
Premier Class 17,718 24,677
Retirement Class
Retirement Class 106,157 116,709
Shares reinvested: Institutional Class — 29,914
Advisor Class
Advisor Class – 163
Premier Class
Premier Class – 122
Retirement Class
Retirement Class – 779
Shares redeemed: Institutional Class (432,100) (726,234)
Advisor Class
Advisor Class (1,902) (1,473)
Premier Class
Premier Class (2,470) (4,135)
Retirement Class
Retirement Class (10,132) (18,852)
Net increase (decrease) from shareholder transactions 2,802,996 3,466,686

TIAA-CREF Lifecycle Index Funds
Financial highlights
See notes to financial statements
54
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
14.1
LIFECYCLE INDEX RETIREMENT INCOME FUND
Institutional Class: 11/30/22
#
$ 15 .48 $ 0 .15 $ ( 0 .55 ) $ ( 0 .40 ) $ ( 0 .15 ) $ — $ ( 0 .15 ) $ 14 .93
5/31/22 17 .20 0 .36 ( 1 .37 ) ( 1 .01 ) ( 0 .38 ) ( 0 .33 ) ( 0 .71 ) 15 .48
5/31/21 15 .10 0 .28 2 .16 2 .44 ( 0 .29 ) ( 0 .05 ) ( 0 .34 ) 17 .20
5/31/20 14 .31 0 .34 0 .82 1 .16 ( 0 .35 ) ( 0 .02 ) ( 0 .37 ) 15 .10
5/31/19 14 .22 0 .34 0 .15 0 .49 ( 0 .34 ) ( 0 .06 ) ( 0 .40 ) 14 .31
5/31/18 13 .81 0 .29 0 .43 0 .72 ( 0 .29 ) ( 0 .02 ) ( 0 .31 ) 14 .22
Advisor Class: 11/30/22
#
15 .47 0 .15 ( 0 .55 ) ( 0 .40 ) ( 0 .14 ) — ( 0 .14 ) 14 .93
5/31/22 17 .19 0 .35 ( 1 .38 ) ( 1 .03 ) ( 0 .36 ) ( 0 .33 ) ( 0 .69 ) 15 .47
5/31/21 15 .10 0 .24 2 .18 2 .42 ( 0 .28 ) ( 0 .05 ) ( 0 .33 ) 17 .19
5/31/20 14 .31 0 .36 0 .79 1 .15 ( 0 .34 ) ( 0 .02 ) ( 0 .36 ) 15 .10
5/31/19 14 .22 0 .33 0 .16 0 .49 ( 0 .34 ) ( 0 .06 ) ( 0 .40 ) 14 .31
5/31/18 13 .82 0 .30 0 .41 0 .71 ( 0 .29 ) ( 0 .02 ) ( 0 .31 ) 14 .22
Premier Class: 11/30/22
#
15 .46 0 .14 ( 0 .54 ) ( 0 .40 ) ( 0 .14 ) — ( 0 .14 ) 14 .92
5/31/22 17 .18 0 .41 ( 1 .45 ) ( 1 .04 ) ( 0 .35 ) ( 0 .33 ) ( 0 .68 ) 15 .46
5/31/21 15 .09 0 .27 2 .14 2 .41 ( 0 .27 ) ( 0 .05 ) ( 0 .32 ) 17 .18
5/31/20 14 .30 0 .32 0 .82 1 .14 ( 0 .33 ) ( 0 .02 ) ( 0 .35 ) 15 .09
5/31/19 14 .20 0 .31 0 .17 0 .48 ( 0 .32 ) ( 0 .06 ) ( 0 .38 ) 14 .30
5/31/18 13 .81 0 .28 0 .40 0 .68 ( 0 .27 ) ( 0 .02 ) ( 0 .29 ) 14 .20
Retirement Class: 11/30/22
#
15 .44 0 .13 ( 0 .54 ) ( 0 .41 ) ( 0 .13 ) — ( 0 .13 ) 14 .90
5/31/22 17 .16 0 .32 ( 1 .38 ) ( 1 .06 ) ( 0 .33 ) ( 0 .33 ) ( 0 .66 ) 15 .44
5/31/21 15 .07 0 .24 2 .16 2 .40 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 17 .16
5/31/20 14 .28 0 .31 0 .81 1 .12 ( 0 .31 ) ( 0 .02 ) ( 0 .33 ) 15 .07
5/31/19 14 .19 0 .31 0 .15 0 .46 ( 0 .31 ) ( 0 .06 ) ( 0 .37 ) 14 .28
5/31/18 13 .79 0 .26 0 .42 0 .68 ( 0 .26 ) ( 0 .02 ) ( 0 .28 ) 14 .19
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements
55
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 2 .56 ) %
b
$ 544,805 0 .22%
c ,g
0 .10%
c ,g
2 .05%
c
11%
b
( 6 .20 ) 557,296 0 .23
g
0 .10
g
2 .13 24
16 .36 547,545 0 .23
g
0 .10
g
1 .69 23
8 .17 437,256 0 .26
g
0 .10
g
2 .32 27
3 .66 306,742 0 .24
f
0 .07
f
2 .39 23
5 .16 233,165 0 .21
e
0.00
e
2 .09 26
( 2 .55 )
b
2,487 0 .32
c ,g
0 .20
c ,g
2 .00
c
11
b
( 6 .30 ) 2,699 0 .33
g
0 .20
g
2 .08 24
16 .16 2,242 0 .34
g
0 .20
g
1 .49 23
8 .08 989 0 .37
g
0 .22
g
2 .41 27
3 .64 160 0 .27
f
0 .10
f
2 .33 23
5 .07 111 0 .21
e
0 .01
e
2 .13 26
( 2 .55 )
b
3,906 0 .37
c ,g
0 .25
c ,g
1 .92
c
11
b
( 6 .36 ) 3,993 0 .38
g
0 .25
g
2 .37 24
16 .12 25,449 0 .38
g
0 .25
g
1 .63 23
8 .09 29,105 0 .40
g
0 .25
g
2 .17 27
3 .44 29,443 0 .39
f
0 .22
f
2 .20 23
4 .94 20,117 0 .35
e
0 .15
e
2 .00 26
( 2 .63 )
b
36,691 0 .47
c ,g
0 .35
c ,g
1 .82
c
11
b
( 6 .45 ) 40,901 0 .48
g
0 .35
g
1 .90 24
16 .04 48,346 0 .48
g
0 .35
g
1 .45 23
7 .91 35,862 0 .50
g
0 .35
g
2 .09 27
3 .40 34,847 0 .49
f
0 .32
f
2 .19 23
4 .83 39,058 0 .45
e
0 .25
e
1 .88 26

Financial highlights
TIAA-CREF Lifecycle Index Funds
See notes to financial statements
56
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
14.2
LIFECYCLE INDEX 2010 FUND
Institutional Class: 11/30/22
#
$ 16 .24 $ 0 .16 $ ( 0 .57 ) $ ( 0 .41 ) $ — $ — $ — $ 15 .83
5/31/22 18 .13 0 .38 ( 1 .41 ) ( 1 .03 ) ( 0 .38 ) ( 0 .48 ) ( 0 .86 ) 16 .24
5/31/21 15 .97 0 .30 2 .28 2 .58 ( 0 .31 ) ( 0 .11 ) ( 0 .42 ) 18 .13
5/31/20 15 .11 0 .36 0 .87 1 .23 ( 0 .35 ) ( 0 .02 ) ( 0 .37 ) 15 .97
5/31/19 15 .04 0 .36 0 .15 0 .51 ( 0 .35 ) ( 0 .09 ) ( 0 .44 ) 15 .11
5/31/18 14 .59 0 .32 0 .45 0 .77 ( 0 .29 ) ( 0 .03 ) ( 0 .32 ) 15 .04
Advisor Class: 11/30/22
#
16 .24 0 .16 ( 0 .58 ) ( 0 .42 ) — — — 15 .82
5/31/22 18 .13 0 .36 ( 1 .40 ) ( 1 .04 ) ( 0 .37 ) ( 0 .48 ) ( 0 .85 ) 16 .24
5/31/21 15 .97 0 .22 2 .35 2 .57 ( 0 .30 ) ( 0 .11 ) ( 0 .41 ) 18 .13
5/31/20 15 .11 0 .36 0 .87 1 .23 ( 0 .35 ) ( 0 .02 ) ( 0 .37 ) 15 .97
5/31/19 15 .05 0 .39 0 .11 0 .50 ( 0 .35 ) ( 0 .09 ) ( 0 .44 ) 15 .11
5/31/18 14 .59 0 .31 0 .47 0 .78 ( 0 .29 ) ( 0 .03 ) ( 0 .32 ) 15 .05
Premier Class: 11/30/22
#
16 .18 0 .15 ( 0 .57 ) ( 0 .42 ) — — — 15 .76
5/31/22 18 .06 0 .37 ( 1 .42 ) ( 1 .05 ) ( 0 .35 ) ( 0 .48 ) ( 0 .83 ) 16 .18
5/31/21 15 .92 0 .27 2 .26 2 .53 ( 0 .28 ) ( 0 .11 ) ( 0 .39 ) 18 .06
5/31/20 15 .06 0 .35 0 .86 1 .21 ( 0 .33 ) ( 0 .02 ) ( 0 .35 ) 15 .92
5/31/19 15 .00 0 .35 0 .13 0 .48 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 15 .06
5/31/18 14 .54 0 .30 0 .47 0 .77 ( 0 .28 ) ( 0 .03 ) ( 0 .31 ) 15 .00
Retirement Class: 11/30/22
#
16 .08 0 .14 ( 0 .56 ) ( 0 .42 ) — — — 15 .66
5/31/22 17 .96 0 .33 ( 1 .39 ) ( 1 .06 ) ( 0 .34 ) ( 0 .48 ) ( 0 .82 ) 16 .08
5/31/21 15 .83 0 .25 2 .26 2 .51 ( 0 .27 ) ( 0 .11 ) ( 0 .38 ) 17 .96
5/31/20 14 .98 0 .32 0 .87 1 .19 ( 0 .32 ) ( 0 .02 ) ( 0 .34 ) 15 .83
5/31/19 14 .92 0 .32 0 .14 0 .46 ( 0 .31 ) ( 0 .09 ) ( 0 .40 ) 14 .98
5/31/18 14 .47 0 .28 0 .46 0 .74 ( 0 .26 ) ( 0 .03 ) ( 0 .29 ) 14 .92
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements
57
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 2 .52 ) %
b
$ 559,349 0 .22%
c ,g
0 .10%
c ,g
2 .08%
c
12%
b
( 6 .07 ) 526,583 0 .22
g
0 .10
g
2 .12 23
16 .22 560,852 0 .23
g
0 .10
g
1 .71 28
8 .18 442,192 0 .25
g
0 .10
g
2 .32 22
3 .57 335,348 0 .22
f
0 .07
f
2 .40 19
5 .29 265,521 0 .15
e
0.00
e
2 .13 16
( 2 .59 )
b
1,896 0 .31
c ,g
0 .20
c ,g
2 .03
c
12
b
( 6 .16 ) 1,715 0 .32
g
0 .20
g
2 .03 23
16 .18 1,950 0 .32
g
0 .19
g
1 .28 28
8 .16 123 0 .26
g
0 .12
g
2 .30 22
3 .52 113 0 .27
f
0 .13
f
2 .57 19
5 .28 177 0 .17
e
0 .02
e
2 .06 16
( 2 .60 )
b
19,331 0 .37
c ,g
0 .25
c ,g
1 .94
c
12
b
( 6 .19 ) 21,048 0 .38
g
0 .25
g
2 .07 23
15 .99 43,665 0 .38
g
0 .25
g
1 .56 28
8 .06 31,580 0 .40
g
0 .25
g
2 .20 22
3 .42 32,634 0 .36
f
0 .21
f
2 .35 19
5 .18 47,385 0 .30
e
0 .15
e
2 .03 16
( 2 .61 )
b
62,571 0 .47
c ,g
0 .35
c ,g
1 .84
c
12
b
( 6 .32 ) 68,666 0 .47
g
0 .35
g
1 .88 23
15 .91 81,534 0 .48
g
0 .35
g
1 .46 28
7 .93 74,599 0 .50
g
0 .35
g
2 .08 22
3 .32 70,013 0 .47
f
0 .32
f
2 .16 19
5 .02 77,207 0 .40
e
0 .25
e
1 .88 16

Financial highlights
TIAA-CREF Lifecycle Index Funds
See notes to financial statements
58
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
14.3
LIFECYCLE INDEX 2015 FUND
Institutional Class: 11/30/22
#
$ 17 .05 $ 0 .16 $ ( 0 .57 ) $ ( 0 .41 ) $ — $ — $ — $ 16 .64
5/31/22 19 .15 0 .39 ( 1 .52 ) ( 1 .13 ) ( 0 .40 ) ( 0 .57 ) ( 0 .97 ) 17 .05
5/31/21 16 .65 0 .31 2 .69 3 .00 ( 0 .34 ) ( 0 .16 ) ( 0 .50 ) 19 .15
5/31/20 15 .76 0 .38 0 .92 1 .30 ( 0 .38 ) ( 0 .03 ) ( 0 .41 ) 16 .65
5/31/19 15 .74 0 .37 0 .13 0 .50 ( 0 .37 ) ( 0 .11 ) ( 0 .48 ) 15 .76
5/31/18 15 .15 0 .34 0 .58 0 .92 ( 0 .30 ) ( 0 .03 ) ( 0 .33 ) 15 .74
Advisor Class: 11/30/22
#
17 .04 0 .15 ( 0 .57 ) ( 0 .42 ) — — — 16 .62
5/31/22 19 .14 0 .40 ( 1 .55 ) ( 1 .15 ) ( 0 .38 ) ( 0 .57 ) ( 0 .95 ) 17 .04
5/31/21 16 .65 0 .23 2 .75 2 .98 ( 0 .33 ) ( 0 .16 ) ( 0 .49 ) 19 .14
5/31/20 15 .76 0 .39 0 .90 1 .29 ( 0 .37 ) ( 0 .03 ) ( 0 .40 ) 16 .65
5/31/19 15 .74 0 .37 0 .12 0 .49 ( 0 .36 ) ( 0 .11 ) ( 0 .47 ) 15 .76
5/31/18 15 .16 0 .33 0 .58 0 .91 ( 0 .30 ) ( 0 .03 ) ( 0 .33 ) 15 .74
Premier Class: 11/30/22
#
16 .97 0 .14 ( 0 .56 ) ( 0 .42 ) — — — 16 .55
5/31/22 19 .07 0 .41 ( 1 .57 ) ( 1 .16 ) ( 0 .37 ) ( 0 .57 ) ( 0 .94 ) 16 .97
5/31/21 16 .58 0 .28 2 .68 2 .96 ( 0 .31 ) ( 0 .16 ) ( 0 .47 ) 19 .07
5/31/20 15 .69 0 .36 0 .91 1 .27 ( 0 .35 ) ( 0 .03 ) ( 0 .38 ) 16 .58
5/31/19 15 .68 0 .36 0 .10 0 .46 ( 0 .34 ) ( 0 .11 ) ( 0 .45 ) 15 .69
5/31/18 15 .10 0 .32 0 .57 0 .89 ( 0 .28 ) ( 0 .03 ) ( 0 .31 ) 15 .68
Retirement Class: 11/30/22
#
16 .92 0 .13 ( 0 .57 ) ( 0 .44 ) — — — 16 .48
5/31/22 19 .00 0 .34 ( 1 .50 ) ( 1 .16 ) ( 0 .35 ) ( 0 .57 ) ( 0 .92 ) 16 .92
5/31/21 16 .52 0 .26 2 .67 2 .93 ( 0 .29 ) ( 0 .16 ) ( 0 .45 ) 19 .00
5/31/20 15 .64 0 .33 0 .91 1 .24 ( 0 .33 ) ( 0 .03 ) ( 0 .36 ) 16 .52
5/31/19 15 .62 0 .33 0 .13 0 .46 ( 0 .33 ) ( 0 .11 ) ( 0 .44 ) 15 .64
5/31/18 15 .05 0 .29 0 .58 0 .87 ( 0 .27 ) ( 0 .03 ) ( 0 .30 ) 15 .62
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements
59
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 2 .40 ) %
b
$ 925,156 0 .21%
c ,g
0 .10%
c ,g
1 .90%
c
10%
b
( 6 .32 ) 966,867 0 .21
g
0 .10
g
2 .08 19
18 .16 962,220 0 .21
g
0 .10
g
1 .71 26
8 .24 819,474 0 .23
g
0 .10
g
2 .33 25
3 .40 654,257 0 .20
f
0 .07
f
2 .38 17
6 .01 533,409 0 .13
e
0.00
e
2 .16 11
( 2 .46 )
b
1,714 0 .30
c ,g
0 .20
c ,g
1 .80
c
10
b
( 6 .40 ) 1,657 0 .31
g
0 .20
g
2 .13 19
18 .05 1,396 0 .31
g
0 .20
g
1 .28 26
8 .19 592 0 .30
g
0 .18
g
2 .38 25
3 .31 164 0 .24
f
0 .11
f
2 .38 17
5 .99 114 0 .14
e
0 .01
e
2 .13 11
( 2 .47 )
b
30,797 0 .36
c ,g
0 .25
c ,g
1 .77
c
10
b
( 6 .49 ) 34,529 0 .36
g
0 .25
g
2 .16 19
18 .00 98,140 0 .36
g
0 .25
g
1 .55 26
8 .12 85,350 0 .37
g
0 .25
g
2 .18 25
3 .19 94,174 0 .34
f
0 .21
f
2 .31 17
5 .83 101,715 0 .28
e
0 .15
e
2 .05 11
( 2 .60 )
b
94,316 0 .46
c ,g
0 .35
c ,g
1 .65
c
10
b
( 6 .51 ) 100,537 0 .46
g
0 .35
g
1 .83 19
17 .88 126,902 0 .46
g
0 .35
g
1 .44 26
7 .96 122,731 0 .47
g
0 .35
g
2 .05 25
3 .09 130,910 0 .45
f
0 .32
f
2 .14 17
5 .73 133,557 0 .38
e
0 .25
e
1 .87 11

Financial highlights
TIAA-CREF Lifecycle Index Funds
See notes to financial statements
60
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
14.4
LIFECYCLE INDEX 2020 FUND
Institutional Class: 11/30/22
#
$ 18 .39 $ 0 .15 $ ( 0 .59 ) $ ( 0 .44 ) $ — $ — $ — $ 17 .95
5/31/22 20 .70 0 .41 ( 1 .66 ) ( 1 .25 ) ( 0 .43 ) ( 0 .63 ) ( 1 .06 ) 18 .39
5/31/21 17 .63 0 .33 3 .20 3 .53 ( 0 .36 ) ( 0 .10 ) ( 0 .46 ) 20 .70
5/31/20 16 .65 0 .40 0 .99 1 .39 ( 0 .39 ) ( 0 .02 ) ( 0 .41 ) 17 .63
5/31/19 16 .63 0 .39 0 .08 0 .47 ( 0 .38 ) ( 0 .07 ) ( 0 .45 ) 16 .65
5/31/18 15 .87 0 .36 0 .73 1 .09 ( 0 .31 ) ( 0 .02 ) ( 0 .33 ) 16 .63
Advisor Class: 11/30/22
#
18 .36 0 .14 ( 0 .58 ) ( 0 .44 ) — — — 17 .92
5/31/22 20 .67 0 .41 ( 1 .68 ) ( 1 .27 ) ( 0 .41 ) ( 0 .63 ) ( 1 .04 ) 18 .36
5/31/21 17 .61 0 .27 3 .23 3 .50 ( 0 .34 ) ( 0 .10 ) ( 0 .44 ) 20 .67
5/31/20 16 .64 0 .43 0 .94 1 .37 ( 0 .38 ) ( 0 .02 ) ( 0 .40 ) 17 .61
5/31/19 16 .62 0 .38 0 .08 0 .46 ( 0 .37 ) ( 0 .07 ) ( 0 .44 ) 16 .64
5/31/18 15 .86 0 .36 0 .72 1 .08 ( 0 .30 ) ( 0 .02 ) ( 0 .32 ) 16 .62
Premier Class: 11/30/22
#
18 .29 0 .13 ( 0 .57 ) ( 0 .44 ) — — — 17 .85
5/31/22 20 .59 0 .44 ( 1 .72 ) ( 1 .28 ) ( 0 .39 ) ( 0 .63 ) ( 1 .02 ) 18 .29
5/31/21 17 .55 0 .30 3 .17 3 .47 ( 0 .33 ) ( 0 .10 ) ( 0 .43 ) 20 .59
5/31/20 16 .57 0 .38 0 .99 1 .37 ( 0 .37 ) ( 0 .02 ) ( 0 .39 ) 17 .55
5/31/19 16 .55 0 .37 0 .07 0 .44 ( 0 .35 ) ( 0 .07 ) ( 0 .42 ) 16 .57
5/31/18 15 .80 0 .33 0 .73 1 .06 ( 0 .29 ) ( 0 .02 ) ( 0 .31 ) 16 .55
Retirement Class: 11/30/22
#
18 .22 0 .12 ( 0 .57 ) ( 0 .45 ) — — — 17 .77
5/31/22 20 .52 0 .36 ( 1 .66 ) ( 1 .30 ) ( 0 .37 ) ( 0 .63 ) ( 1 .00 ) 18 .22
5/31/21 17 .48 0 .28 3 .17 3 .45 ( 0 .31 ) ( 0 .10 ) ( 0 .41 ) 20 .52
5/31/20 16 .51 0 .35 0 .99 1 .34 ( 0 .35 ) ( 0 .02 ) ( 0 .37 ) 17 .48
5/31/19 16 .49 0 .34 0 .09 0 .43 ( 0 .34 ) ( 0 .07 ) ( 0 .41 ) 16 .51
5/31/18 15 .74 0 .30 0 .74 1 .04 ( 0 .27 ) ( 0 .02 ) ( 0 .29 ) 16 .49
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements
61
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 2 .39 ) %
b
$ 2,649,596 0 .19%
c ,g
0 .10%
c ,g
1 .65%
c
10%
b
( 6 .51 ) 2,756,707 0 .19
g
0 .10
g
2 .01 19
20 .14 2,729,084 0 .20
g
0 .10
g
1 .72 21
8 .36 2,221,699 0 .21
g
0 .10
g
2 .32 20
3 .07 1,636,541 0 .19
f
0 .08
f
2 .34 12
6 .85 1,176,623 0 .12
e
0 .01
e
2 .17 8
( 2 .40 )
b
10,244 0 .29
c ,g
0 .20
c ,g
1 .58
c
10
b
( 6 .60 ) 10,672 0 .30
g
0 .20
g
2 .03 19
20 .00 11,420 0 .30
g
0 .20
g
1 .37 21
8 .25 4,832 0 .31
g
0 .21
g
2 .51 20
2 .95 708 0 .27
f
0 .16
f
2 .30 12
6 .85 200 0 .18
e
0 .07
e
2 .17 8
( 2 .41 )
b
77,491 0 .34
c ,g
0 .25
c ,g
1 .51
c
10
b
( 6 .65 ) 82,754 0 .35
g
0 .25
g
2 .13 19
19 .89 316,253 0 .35
g
0 .25
g
1 .55 21
8 .25 268,403 0 .36
g
0 .25
g
2 .16 20
2 .86 257,430 0 .33
f
0 .22
f
2 .24 12
6 .75 250,375 0 .27
e
0 .16
e
2 .02 8
( 2 .47 )
b
222,210 0 .44
c ,g
0 .35
c ,g
1 .41
c
10
b
( 6 .76 ) 247,101 0 .44
g
0 .35
g
1 .78 19
19 .85 310,428 0 .45
g
0 .35
g
1 .46 21
8 .10 303,700 0 .46
g
0 .35
g
2 .05 20
2 .76 316,512 0 .43
f
0 .32
f
2 .09 12
6 .66 318,125 0 .37
e
0 .26
e
1 .86 8

Financial highlights
TIAA-CREF Lifecycle Index Funds
See notes to financial statements
62
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
14.5
LIFECYCLE INDEX 2025 FUND
Institutional Class: 11/30/22
#
$ 20 .07 $ 0 .13 $ ( 0 .58 ) $ ( 0 .45 ) $ — $ — $ — $ 19 .62
5/31/22 22 .36 0 .43 ( 1 .83 ) ( 1 .40 ) ( 0 .45 ) ( 0 .44 ) ( 0 .89 ) 20 .07
5/31/21 18 .53 0 .35 3 .94 4 .29 ( 0 .37 ) ( 0 .09 ) ( 0 .46 ) 22 .36
5/31/20 17 .49 0 .42 1 .05 1 .47 ( 0 .41 ) ( 0 .02 ) ( 0 .43 ) 18 .53
5/31/19 17 .51 0 .40 0 .02 0 .42 ( 0 .39 ) ( 0 .05 ) ( 0 .44 ) 17 .49
5/31/18 16 .54 0 .37 0 .95 1 .32 ( 0 .33 ) ( 0 .02 ) ( 0 .35 ) 17 .51
Advisor Class: 11/30/22
#
20 .02 0 .12 ( 0 .58 ) ( 0 .46 ) — — — 19 .56
5/31/22 22 .32 0 .42 ( 1 .85 ) ( 1 .43 ) ( 0 .43 ) ( 0 .44 ) ( 0 .87 ) 20 .02
5/31/21 18 .50 0 .31 3 .96 4 .27 ( 0 .36 ) ( 0 .09 ) ( 0 .45 ) 22 .32
5/31/20 17 .47 0 .42 1 .03 1 .45 ( 0 .40 ) ( 0 .02 ) ( 0 .42 ) 18 .50
5/31/19 17 .50 0 .40 0 .00
d
0 .40 ( 0 .38 ) ( 0 .05 ) ( 0 .43 ) 17 .47
5/31/18 16 .53 0 .31 1 .00 1 .31 ( 0 .32 ) ( 0 .02 ) ( 0 .34 ) 17 .50
Premier Class: 11/30/22
#
19 .98 0 .12 ( 0 .58 ) ( 0 .46 ) — — — 19 .52
5/31/22 22 .26 0 .47 ( 1 .90 ) ( 1 .43 ) ( 0 .41 ) ( 0 .44 ) ( 0 .85 ) 19 .98
5/31/21 18 .45 0 .32 3 .92 4 .24 ( 0 .34 ) ( 0 .09 ) ( 0 .43 ) 22 .26
5/31/20 17 .41 0 .39 1 .05 1 .44 ( 0 .38 ) ( 0 .02 ) ( 0 .40 ) 18 .45
5/31/19 17 .44 0 .38 0 .01 0 .39 ( 0 .37 ) ( 0 .05 ) ( 0 .42 ) 17 .41
5/31/18 16 .47 0 .35 0 .95 1 .30 ( 0 .31 ) ( 0 .02 ) ( 0 .33 ) 17 .44
Retirement Class: 11/30/22
#
19 .87 0 .11 ( 0 .58 ) ( 0 .47 ) — — — 19 .40
5/31/22 22 .15 0 .37 ( 1 .82 ) ( 1 .45 ) ( 0 .39 ) ( 0 .44 ) ( 0 .83 ) 19 .87
5/31/21 18 .36 0 .30 3 .90 4 .20 ( 0 .32 ) ( 0 .09 ) ( 0 .41 ) 22 .15
5/31/20 17 .34 0 .37 1 .03 1 .40 ( 0 .36 ) ( 0 .02 ) ( 0 .38 ) 18 .36
5/31/19 17 .36 0 .35 0 .03 0 .38 ( 0 .35 ) ( 0 .05 ) ( 0 .40 ) 17 .34
5/31/18 16 .40 0 .31 0 .96 1 .27 ( 0 .29 ) ( 0 .02 ) ( 0 .31 ) 17 .36
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
d
Amount represents less than $0.01 per share.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements
63
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 2 .24 ) %
b
$ 4,601,832 0 .18%
c ,g
0 .10%
c ,g
1 .36%
c
8%
b
( 6 .65 ) 4,582,423 0 .19
g
0 .10
g
1 .95 14
23 .29 4,263,286 0 .19
g
0 .10
g
1 .71 18
8 .35 3,152,216 0 .20
g
0 .11
g
2 .31 17
2 .58 2,108,199 0 .18
f
0 .08
f
2 .28 11
7 .99 1,456,072 0 .12
e
0 .01
e
2 .14 7
( 2 .30 )
b
23,120 0 .28
c ,g
0 .20
c ,g
1 .26
c
8
b
( 6 .78 ) 21,746 0 .29
g
0 .21
g
1 .92 14
23 .20 17,472 0 .29
g
0 .20
g
1 .47 18
8 .23 2,837 0 .30
g
0 .21
g
2 .30 17
2 .51 1,001 0 .28
f
0 .18
f
2 .28 11
7 .89 438 0 .21
e
0 .09
e
1 .82 7
( 2 .30 )
b
120,266 0 .33
c ,g
0 .25
c ,g
1 .22
c
8
b
( 6 .79 ) 123,482 0 .34
g
0 .25
g
2 .06 14
23 .11 466,892 0 .34
g
0 .25
g
1 .55 18
8 .24 357,784 0 .35
g
0 .26
g
2 .15 17
2 .44 328,028 0 .33
f
0 .22
f
2 .20 11
7 .84 299,291 0 .27
e
0 .16
e
2 .01 7
( 2 .37 )
b
396,935 0 .43
c ,g
0 .35
c ,g
1 .11
c
8
b
( 6 .91 ) 420,997 0 .44
g
0 .35
g
1 .71 14
22 .99 481,282 0 .44
g
0 .35
g
1 .46 18
8 .05 424,099 0 .46
g
0 .36
g
2 .05 17
2 .33 408,411 0 .43
f
0 .32
f
2 .03 11
7 .76 372,112 0 .37
e
0 .26
e
1 .84 7

Financial highlights
TIAA-CREF Lifecycle Index Funds
See notes to financial statements
64
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
14.6
LIFECYCLE INDEX 2030 FUND
Institutional Class: 11/30/22
#
$ 21 .72 $ 0 .11 $ ( 0 .56 ) $ ( 0 .45 ) $ — $ — $ — $ 21 .27
5/31/22 24 .08 0 .45 ( 2 .03 ) ( 1 .58 ) ( 0 .47 ) ( 0 .31 ) ( 0 .78 ) 21 .72
5/31/21 19 .40 0 .38 4 .77 5 .15 ( 0 .39 ) ( 0 .08 ) ( 0 .47 ) 24 .08
5/31/20 18 .33 0 .44 1 .08 1 .52 ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 19 .40
5/31/19 18 .42 0 .41 ( 0 .04 ) 0 .37 ( 0 .41 ) ( 0 .05 ) ( 0 .46 ) 18 .33
5/31/18 17 .23 0 .38 1 .19 1 .57 ( 0 .35 ) ( 0 .03 ) ( 0 .38 ) 18 .42
Advisor Class: 11/30/22
#
21 .68 0 .10 ( 0 .56 ) ( 0 .46 ) — — — 21 .22
5/31/22 24 .04 0 .43 ( 2 .03 ) ( 1 .60 ) ( 0 .45 ) ( 0 .31 ) ( 0 .76 ) 21 .68
5/31/21 19 .38 0 .31 4 .80 5 .11 ( 0 .37 ) ( 0 .08 ) ( 0 .45 ) 24 .04
5/31/20 18 .31 0 .42 1 .09 1 .51 ( 0 .42 ) ( 0 .02 ) ( 0 .44 ) 19 .38
5/31/19 18 .41 0 .43 ( 0 .08 ) 0 .35 ( 0 .40 ) ( 0 .05 ) ( 0 .45 ) 18 .31
5/31/18 17 .22 0 .36 1 .19 1 .55 ( 0 .33 ) ( 0 .03 ) ( 0 .36 ) 18 .41
Premier Class: 11/30/22
#
21 .60 0 .09 ( 0 .55 ) ( 0 .46 ) — — — 21 .14
5/31/22 23 .96 0 .50 ( 2 .12 ) ( 1 .62 ) ( 0 .43 ) ( 0 .31 ) ( 0 .74 ) 21 .60
5/31/21 19 .31 0 .34 4 .75 5 .09 ( 0 .36 ) ( 0 .08 ) ( 0 .44 ) 23 .96
5/31/20 18 .24 0 .41 1 .09 1 .50 ( 0 .41 ) ( 0 .02 ) ( 0 .43 ) 19 .31
5/31/19 18 .34 0 .40 ( 0 .07 ) 0 .33 ( 0 .38 ) ( 0 .05 ) ( 0 .43 ) 18 .24
5/31/18 17 .15 0 .36 1 .19 1 .55 ( 0 .33 ) ( 0 .03 ) ( 0 .36 ) 18 .34
Retirement Class: 11/30/22
#
21 .51 0 .08 ( 0 .56 ) ( 0 .48 ) — — — 21 .03
5/31/22 23 .85 0 .39 ( 2 .01 ) ( 1 .62 ) ( 0 .41 ) ( 0 .31 ) ( 0 .72 ) 21 .51
5/31/21 19 .22 0 .32 4 .72 5 .04 ( 0 .33 ) ( 0 .08 ) ( 0 .41 ) 23 .85
5/31/20 18 .16 0 .39 1 .08 1 .47 ( 0 .39 ) ( 0 .02 ) ( 0 .41 ) 19 .22
5/31/19 18 .26 0 .36 ( 0 .05 ) 0 .31 ( 0 .36 ) ( 0 .05 ) ( 0 .41 ) 18 .16
5/31/18 17 .08 0 .33 1 .19 1 .52 ( 0 .31 ) ( 0 .03 ) ( 0 .34 ) 18 .26
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements
65
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 2 .07 ) %
b
$ 5,661,187 0 .18%
c ,g
0 .10%
c ,g
1 .03%
c
8%
b
( 6 .86 ) 5,483,743 0 .18
g
0 .10
g
1 .88 13
26 .70 4,966,053 0 .19
g
0 .10
g
1 .70 16
8 .25 3,449,438 0 .20
g
0 .10
g
2 .30 15
2 .13 2,291,258 0 .18
f
0 .08
f
2 .24 10
9 .10 1,517,858 0 .12
e
0 .02
e
2 .11 5
( 2 .12 )
b
32,049 0 .28
c ,g
0 .20
c ,g
0 .93
c
8
b
( 6 .94 ) 26,880 0 .28
g
0 .20
g
1 .83 13
26 .54 23,352 0 .29
g
0 .20
g
1 .38 16
8 .20 5,671 0 .30
g
0 .21
g
2 .20 15
2 .03 1,311 0 .28
f
0 .18
f
2 .36 10
9 .00 165 0 .21
e
0 .11
e
2 .00 5
( 2 .13 )
b
150,811 0 .33
c ,g
0 .25
c ,g
0 .88
c
8
b
( 7 .00 ) 150,515 0 .33
g
0 .25
g
2 .04 13
26 .45 475,693 0 .34
g
0 .25
g
1 .54 16
8 .14 344,547 0 .35
g
0 .25
g
2 .14 15
1 .98 318,862 0 .32
f
0 .22
f
2 .16 10
8 .95 307,155 0 .27
e
0 .17
e
1 .97 5
( 2 .23 )
b
429,919 0 .43
c ,g
0 .35
c ,g
0 .78
c
8
b
( 7 .07 ) 445,022 0 .43
g
0 .35
g
1 .66 13
26 .40 496,871 0 .44
g
0 .35
g
1 .45 16
8 .02 419,628 0 .45
g
0 .35
g
2 .04 15
1 .88 392,792 0 .42
f
0 .32
f
2 .01 10
8 .82 368,806 0 .37
e
0 .27
e
1 .81 5

Financial highlights
TIAA-CREF Lifecycle Index Funds
See notes to financial statements
66
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
14.7
LIFECYCLE INDEX 2035 FUND
Institutional Class: 11/30/22
#
$ 23 .28 $ 0 .08 $ ( 0 .48 ) $ ( 0 .40 ) $ — $ — $ — $ 22 .88
5/31/22 25 .77 0 .46 ( 2 .18 ) ( 1 .72 ) ( 0 .50 ) ( 0 .27 ) ( 0 .77 ) 23 .28
5/31/21 20 .21 0 .40 5 .64 6 .04 ( 0 .40 ) ( 0 .08 ) ( 0 .48 ) 25 .77
5/31/20 19 .12 0 .46 1 .11 1 .57 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 20 .21
5/31/19 19 .32 0 .42 ( 0 .14 ) 0 .28 ( 0 .42 ) ( 0 .06 ) ( 0 .48 ) 19 .12
5/31/18 17 .89 0 .40 1 .43 1 .83 ( 0 .37 ) ( 0 .03 ) ( 0 .40 ) 19 .32
Advisor Class: 11/30/22
#
23 .24 0 .06 ( 0 .48 ) ( 0 .42 ) — — — 22 .82
5/31/22 25 .73 0 .44 ( 2 .19 ) ( 1 .75 ) ( 0 .47 ) ( 0 .27 ) ( 0 .74 ) 23 .24
5/31/21 20 .18 0 .32 5 .70 6 .02 ( 0 .39 ) ( 0 .08 ) ( 0 .47 ) 25 .73
5/31/20 19 .10 0 .50 1 .04 1 .54 ( 0 .44 ) ( 0 .02 ) ( 0 .46 ) 20 .18
5/31/19 19 .31 0 .40 ( 0 .13 ) 0 .27 ( 0 .42 ) ( 0 .06 ) ( 0 .48 ) 19 .10
5/31/18 17 .88 0 .38 1 .44 1 .82 ( 0 .36 ) ( 0 .03 ) ( 0 .39 ) 19 .31
Premier Class: 11/30/22
#
23 .14 0 .06 ( 0 .47 ) ( 0 .41 ) — — — 22 .73
5/31/22 25 .63 0 .51 ( 2 .27 ) ( 1 .76 ) ( 0 .46 ) ( 0 .27 ) ( 0 .73 ) 23 .14
5/31/21 20 .11 0 .36 5 .61 5 .97 ( 0 .37 ) ( 0 .08 ) ( 0 .45 ) 25 .63
5/31/20 19 .02 0 .43 1 .11 1 .54 ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 20 .11
5/31/19 19 .22 0 .40 ( 0 .14 ) 0 .26 ( 0 .40 ) ( 0 .06 ) ( 0 .46 ) 19 .02
5/31/18 17 .81 0 .37 1 .41 1 .78 ( 0 .34 ) ( 0 .03 ) ( 0 .37 ) 19 .22
Retirement Class: 11/30/22
#
23 .04 0 .05 ( 0 .47 ) ( 0 .42 ) — — — 22 .62
5/31/22 25 .52 0 .40 ( 2 .18 ) ( 1 .78 ) ( 0 .43 ) ( 0 .27 ) ( 0 .70 ) 23 .04
5/31/21 20 .02 0 .33 5 .60 5 .93 ( 0 .35 ) ( 0 .08 ) ( 0 .43 ) 25 .52
5/31/20 18 .94 0 .41 1 .10 1 .51 ( 0 .41 ) ( 0 .02 ) ( 0 .43 ) 20 .02
5/31/19 19 .14 0 .37 ( 0 .13 ) 0 .24 ( 0 .38 ) ( 0 .06 ) ( 0 .44 ) 18 .94
5/31/18 17 .73 0 .33 1 .43 1 .76 ( 0 .32 ) ( 0 .03 ) ( 0 .35 ) 19 .14
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements
67
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 1 .72 ) %
b
$ 5,585,709 0 .18%
c ,g
0 .11%
c ,g
0 .69%
c
9%
b
( 7 .00 ) 5,330,114 0 .18
g
0 .10
g
1 .81 12
30 .12 4,697,189 0 .18
g
0 .10
g
1 .70 15
8 .12 3,151,680 0 .19
g
0 .11
g
2 .30 14
1 .66 2,077,146 0 .17
f
0 .08
f
2 .20 7
10 .17 1,453,606 0 .12
e
0 .02
e
2 .09 5
( 1 .81 )
b
21,779 0 .27
c ,g
0 .20
c ,g
0 .59
c
9
b
( 7 .09 ) 18,143 0 .28
g
0 .20
g
1 .72 12
30 .03 15,231 0 .28
g
0 .20
g
1 .37 15
8 .02 3,623 0 .29
g
0 .20
g
2 .51 14
1 .52 1,036 0 .27
f
0 .18
f
2 .12 7
10 .22 133 0 .14
e
0 .04
e
2 .02 5
( 1 .77 )
b
160,469 0 .33
c ,g
0 .26
c ,g
0 .54
c
9
b
( 7 .18 ) 161,087 0 .33
g
0 .25
g
1 .97 12
29 .90 470,422 0 .33
g
0 .25
g
1 .54 15
8 .02 331,062 0 .34
g
0 .26
g
2 .15 14
1 .46 295,473 0 .32
f
0 .23
f
2 .10 7
10 .03 276,476 0 .27
e
0 .17
e
1 .95 5
( 1 .82 )
b
389,921 0 .43
c ,g
0 .36
c ,g
0 .44
c
9
b
( 7 .26 ) 401,495 0 .43
g
0 .35
g
1 .58 12
29 .81 451,962 0 .43
g
0 .35
g
1 .45 15
7 .89 372,294 0 .44
g
0 .36
g
2 .04 14
1 .36 353,729 0 .42
f
0 .33
f
1 .94 7
9 .97 331,850 0 .37
e
0 .27
e
1 .78 5

Financial highlights
TIAA-CREF Lifecycle Index Funds
See notes to financial statements
68
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
14.8
LIFECYCLE INDEX 2040 FUND
Institutional Class: 11/30/22
#
$ 24 .55 $ 0 .05 $ ( 0 .39 ) $ ( 0 .34 ) $ — $ — $ — $ 24 .21
5/31/22 27 .19 0 .48 ( 2 .30 ) ( 1 .82 ) ( 0 .53 ) ( 0 .29 ) ( 0 .82 ) 24 .55
5/31/21 20 .71 0 .41 6 .56 6 .97 ( 0 .41 ) ( 0 .08 ) ( 0 .49 ) 27 .19
5/31/20 19 .65 0 .47 1 .08 1 .55 ( 0 .47 ) ( 0 .02 ) ( 0 .49 ) 20 .71
5/31/19 19 .96 0 .42 ( 0 .25 ) 0 .17 ( 0 .43 ) ( 0 .05 ) ( 0 .48 ) 19 .65
5/31/18 18 .30 0 .39 1 .68 2 .07 ( 0 .38 ) ( 0 .03 ) ( 0 .41 ) 19 .96
Advisor Class: 11/30/22
#
24 .51 0 .04 ( 0 .39 ) ( 0 .35 ) — — — 24 .16
5/31/22 27 .16 0 .47 ( 2 .32 ) ( 1 .85 ) ( 0 .51 ) ( 0 .29 ) ( 0 .80 ) 24 .51
5/31/21 20 .69 0 .31 6 .64 6 .95 ( 0 .40 ) ( 0 .08 ) ( 0 .48 ) 27 .16
5/31/20 19 .63 0 .47 1 .07 1 .54 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 20 .69
5/31/19 19 .94 0 .40 ( 0 .24 ) 0 .16 ( 0 .42 ) ( 0 .05 ) ( 0 .47 ) 19 .63
5/31/18 18 .29 0 .50 1 .55 2 .05 ( 0 .37 ) ( 0 .03 ) ( 0 .40 ) 19 .94
Premier Class: 11/30/22
#
24 .40 0 .03 ( 0 .38 ) ( 0 .35 ) — — — 24 .05
5/31/22 27 .04 0 .54 ( 2 .40 ) ( 1 .86 ) ( 0 .49 ) ( 0 .29 ) ( 0 .78 ) 24 .40
5/31/21 20 .60 0 .36 6 .54 6 .90 ( 0 .38 ) ( 0 .08 ) ( 0 .46 ) 27 .04
5/31/20 19 .55 0 .44 1 .07 1 .51 ( 0 .44 ) ( 0 .02 ) ( 0 .46 ) 20 .60
5/31/19 19 .86 0 .41 ( 0 .27 ) 0 .14 ( 0 .40 ) ( 0 .05 ) ( 0 .45 ) 19 .55
5/31/18 18 .21 0 .37 1 .67 2 .04 ( 0 .36 ) ( 0 .03 ) ( 0 .39 ) 19 .86
Retirement Class: 11/30/22
#
24 .30 0 .02 ( 0 .38 ) ( 0 .36 ) — — — 23 .94
5/31/22 26 .93 0 .42 ( 2 .30 ) ( 1 .88 ) ( 0 .46 ) ( 0 .29 ) ( 0 .75 ) 24 .30
5/31/21 20 .52 0 .34 6 .51 6 .85 ( 0 .36 ) ( 0 .08 ) ( 0 .44 ) 26 .93
5/31/20 19 .47 0 .42 1 .07 1 .49 ( 0 .42 ) ( 0 .02 ) ( 0 .44 ) 20 .52
5/31/19 19 .78 0 .37 ( 0 .25 ) 0 .12 ( 0 .38 ) ( 0 .05 ) ( 0 .43 ) 19 .47
5/31/18 18 .15 0 .33 1 .67 2 .00 ( 0 .34 ) ( 0 .03 ) ( 0 .37 ) 19 .78
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements
69
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 1 .38 ) %
b
$ 5,812,059 0 .17%
c ,g
0 .11%
c ,g
0 .42%
c
10%
b
( 7 .00 ) 5,515,470 0 .17
g
0 .10
g
1 .78 12
33 .87 4,914,220 0 .18
g
0 .10
g
1 .68 14
7 .81 3,297,735 0 .19
g
0 .10
g
2 .28 11
1 .08 2,269,054 0 .17
f
0 .08
f
2 .14 6
11 .32 1,613,765 0 .12
e
0 .03
e
2 .02 3
( 1 .43 )
b
23,977 0 .27
c ,g
0 .21
c ,g
0 .32
c
10
b
( 7 .12 ) 21,468 0 .27
g
0 .20
g
1 .75 12
33 .78 16,071 0 .28
g
0 .20
g
1 .25 14
7 .75 3,215 0 .28
g
0 .19
g
2 .30 11
0 .96 2,047 0 .25
f
0 .16
f
2 .02 6
11 .29 547 0 .23
e
0 .14
e
2 .53 3
( 1 .43 )
b
167,991 0 .32
c ,g
0 .26
c ,g
0 .27
c
10
b
( 7 .18 ) 172,180 0 .32
g
0 .25
g
1 .98 12
33 .69 447,061 0 .33
g
0 .25
g
1 .50 14
7 .65 291,837 0 .34
g
0 .25
g
2 .12 11
0 .87 258,812 0 .31
f
0 .23
f
2 .09 6
11 .24 264,272 0 .27
e
0 .18
e
1 .88 3
( 1 .48 )
b
374,895 0 .42
c ,g
0 .36
c ,g
0 .17
c
10
b
( 7 .26 ) 385,438 0 .42
g
0 .35
g
1 .55 12
33 .55 435,795 0 .43
g
0 .35
g
1 .42 14
7 .58 348,208 0 .44
g
0 .35
g
2 .02 11
0 .77 336,720 0 .42
f
0 .33
f
1 .89 6
11 .05 310,574 0 .37
e
0 .28
e
1 .70 3

Financial highlights
TIAA-CREF Lifecycle Index Funds
See notes to financial statements
70
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
14.9
LIFECYCLE INDEX 2045 FUND
Institutional Class: 11/30/22
#
$ 25 .39 $ 0 .03 $ ( 0 .39 ) $ ( 0 .36 ) $ — $ — $ — $ 25 .03
5/31/22 27 .98 0 .49 ( 2 .35 ) ( 1 .86 ) ( 0 .55 ) ( 0 .18 ) ( 0 .73 ) 25 .39
5/31/21 20 .68 0 .41 7 .34 7 .75 ( 0 .41 ) ( 0 .04 ) ( 0 .45 ) 27 .98
5/31/20 19 .69 0 .47 1 .02 1 .49 ( 0 .48 ) ( 0 .02 ) ( 0 .50 ) 20 .68
5/31/19 20 .09 0 .42 ( 0 .34 ) 0 .08 ( 0 .43 ) ( 0 .05 ) ( 0 .48 ) 19 .69
5/31/18 18 .32 0 .40 1 .78 2 .18 ( 0 .38 ) ( 0 .03 ) ( 0 .41 ) 20 .09
Advisor Class: 11/30/22
#
25 .33 0 .02 ( 0 .39 ) ( 0 .37 ) — — — 24 .96
5/31/22 27 .93 0 .49 ( 2 .38 ) ( 1 .89 ) ( 0 .53 ) ( 0 .18 ) ( 0 .71 ) 25 .33
5/31/21 20 .65 0 .32 7 .39 7 .71 ( 0 .39 ) ( 0 .04 ) ( 0 .43 ) 27 .93
5/31/20 19 .66 0 .48 0 .99 1 .47 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 20 .65
5/31/19 20 .08 0 .42 ( 0 .37 ) 0 .05 ( 0 .42 ) ( 0 .05 ) ( 0 .47 ) 19 .66
5/31/18 18 .32 0 .37 1 .79 2 .16 ( 0 .37 ) ( 0 .03 ) ( 0 .40 ) 20 .08
Premier Class: 11/30/22
#
25 .25 0 .01 ( 0 .38 ) ( 0 .37 ) — — — 24 .88
5/31/22 27 .83 0 .62 ( 2 .51 ) ( 1 .89 ) ( 0 .51 ) ( 0 .18 ) ( 0 .69 ) 25 .25
5/31/21 20 .58 0 .36 7 .31 7 .67 ( 0 .38 ) ( 0 .04 ) ( 0 .42 ) 27 .83
5/31/20 19 .60 0 .44 1 .01 1 .45 ( 0 .45 ) ( 0 .02 ) ( 0 .47 ) 20 .58
5/31/19 20 .00 0 .41 ( 0 .35 ) 0 .06 ( 0 .41 ) ( 0 .05 ) ( 0 .46 ) 19 .60
5/31/18 18 .24 0 .36 1 .79 2 .15 ( 0 .36 ) ( 0 .03 ) ( 0 .39 ) 20 .00
Retirement Class: 11/30/22
#
25 .12 0 .00
d
( 0 .38 ) ( 0 .38 ) — — — 24 .74
5/31/22 27 .70 0 .43 ( 2 .35 ) ( 1 .92 ) ( 0 .48 ) ( 0 .18 ) ( 0 .66 ) 25 .12
5/31/21 20 .49 0 .34 7 .26 7 .60 ( 0 .35 ) ( 0 .04 ) ( 0 .39 ) 27 .70
5/31/20 19 .51 0 .42 1 .01 1 .43 ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 20 .49
5/31/19 19 .91 0 .36 ( 0 .32 ) 0 .04 ( 0 .39 ) ( 0 .05 ) ( 0 .44 ) 19 .51
5/31/18 18 .16 0 .32 1 .80 2 .12 ( 0 .34 ) ( 0 .03 ) ( 0 .37 ) 19 .91
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
d
Amount represents less than $0.01 per share.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements
71
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 1 .42 ) %
b
$ 4,511,880 0 .17%
c ,g
0 .11%
c ,g
0 .23%
c
7%
b
( 6 .92 ) 4,224,772 0 .17
g
0 .10
g
1 .75 11
37 .71 3,640,347 0 .17
g
0 .10
g
1 .65 11
7 .43 2,269,913 0 .19
g
0 .10
g
2 .27 6
0 .58 1,451,216 0 .17
f
0 .08
f
2 .10 4
11 .97 982,189 0 .13
e
0 .03
e
2 .02 3
( 1 .46 )
b
21,493 0 .27
c ,g
0 .20
c ,g
0 .13
c
7
b
( 7 .04 ) 18,259 0 .27
g
0 .20
g
1 .77 11
37 .58 12,840 0 .28
g
0 .20
g
1 .29 11
7 .37 2,504 0 .29
g
0 .21
g
2 .31 6
0 .41 1,162 0 .27
f
0 .18
f
2 .10 4
11 .85 422 0 .25
e
0 .15
e
1 .88 3
( 1 .47 )
b
95,718 0 .32
c ,g
0 .26
c ,g
0 .08
c
7
b
( 7 .06 ) 90,924 0 .32
g
0 .25
g
2 .17 11
37 .48 352,496 0 .32
g
0 .25
g
1 .47 11
7 .28 225,642 0 .34
g
0 .25
g
2 .12 6
0 .43 195,595 0 .32
f
0 .22
f
2 .05 4
11 .83 191,402 0 .28
e
0 .18
e
1 .86 3
( 1 .51 )
b
309,277 0 .42
c ,g
0 .36
c ,g
( 0 .02 )
c
7
b
( 7 .18 ) 308,109 0 .42
g
0 .35
g
1 .54 11
37 .32 328,342 0 .42
g
0 .35
g
1 .40 11
7 .21 256,314 0 .44
g
0 .35
g
2 .03 6
0 .32 236,400 0 .42
f
0 .32
f
1 .83 4
11 .71 219,919 0 .38
e
0 .28
e
1 .66 3

Financial highlights
TIAA-CREF Lifecycle Index Funds
See notes to financial statements
72
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
15.01
LIFECYCLE INDEX 2050 FUND
Institutional Class: 11/30/22
#
$ 25 .69 $ 0 .02 $ ( 0 .40 ) $ ( 0 .38 ) $ — $ — $ — $ 25 .31
5/31/22 28 .25 0 .49 ( 2 .37 ) ( 1 .88 ) ( 0 .56 ) ( 0 .12 ) ( 0 .68 ) 25 .69
5/31/21 20 .75 0 .41 7 .53 7 .94 ( 0 .41 ) ( 0 .03 ) ( 0 .44 ) 28 .25
5/31/20 19 .75 0 .47 1 .03 1 .50 ( 0 .48 ) ( 0 .02 ) ( 0 .50 ) 20 .75
5/31/19 20 .17 0 .42 ( 0 .35 ) 0 .07 ( 0 .44 ) ( 0 .05 ) ( 0 .49 ) 19 .75
5/31/18 18 .36 0 .39 1 .84 2 .23 ( 0 .39 ) ( 0 .03 ) ( 0 .42 ) 20 .17
Advisor Class: 11/30/22
#
25 .64 0 .00
d
( 0 .39 ) ( 0 .39 ) — — — 25 .25
5/31/22 28 .21 0 .49 ( 2 .40 ) ( 1 .91 ) ( 0 .54 ) ( 0 .12 ) ( 0 .66 ) 25 .64
5/31/21 20 .72 0 .33 7 .58 7 .91 ( 0 .39 ) ( 0 .03 ) ( 0 .42 ) 28 .21
5/31/20 19 .73 0 .50 0 .97 1 .47 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 20 .72
5/31/19 20 .16 0 .41 ( 0 .36 ) 0 .05 ( 0 .43 ) ( 0 .05 ) ( 0 .48 ) 19 .73
5/31/18 18 .35 0 .37 1 .84 2 .21 ( 0 .37 ) ( 0 .03 ) ( 0 .40 ) 20 .16
Premier Class: 11/30/22
#
25 .54 0 .00
d
( 0 .40 ) ( 0 .40 ) — — — 25 .14
5/31/22 28 .09 0 .64 ( 2 .55 ) ( 1 .91 ) ( 0 .52 ) ( 0 .12 ) ( 0 .64 ) 25 .54
5/31/21 20 .63 0 .36 7 .51 7 .87 ( 0 .38 ) ( 0 .03 ) ( 0 .41 ) 28 .09
5/31/20 19 .65 0 .44 1 .01 1 .45 ( 0 .45 ) ( 0 .02 ) ( 0 .47 ) 20 .63
5/31/19 20 .07 0 .41 ( 0 .37 ) 0 .04 ( 0 .41 ) ( 0 .05 ) ( 0 .46 ) 19 .65
5/31/18 18 .28 0 .36 1 .82 2 .18 ( 0 .36 ) ( 0 .03 ) ( 0 .39 ) 20 .07
Retirement Class: 11/30/22
#
25 .41 ( 0 .01 ) ( 0 .40 ) ( 0 .41 ) — — — 25 .00
5/31/22 27 .95 0 .42 ( 2 .35 ) ( 1 .93 ) ( 0 .49 ) ( 0 .12 ) ( 0 .61 ) 25 .41
5/31/21 20 .54 0 .34 7 .45 7 .79 ( 0 .35 ) ( 0 .03 ) ( 0 .38 ) 27 .95
5/31/20 19 .56 0 .42 1 .01 1 .43 ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 20 .54
5/31/19 19 .98 0 .36 ( 0 .34 ) 0 .02 ( 0 .39 ) ( 0 .05 ) ( 0 .44 ) 19 .56
5/31/18 18 .20 0 .33 1 .82 2 .15 ( 0 .34 ) ( 0 .03 ) ( 0 .37 ) 19 .98
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
d
Amount represents less than $0.01 per share.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements
73
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 1 .48 ) %
b
$ 3,750,525 0 .17%
c ,g
0 .11%
c ,g
0 .14%
c
5%
b
( 6 .92 ) 3,473,689 0 .17
g
0 .10
g
1 .75 11
38 .50 2,948,578 0 .18
g
0 .10
g
1 .63 9
7 .46 1,786,312 0 .19
g
0 .10
g
2 .26 5
0 .47 1,066,667 0 .18
f
0 .08
f
2 .08 5
12 .16 667,846 0 .13
e
0 .03
e
2 .01 3
( 1 .52 )
b
18,385 0 .27
c ,g
0 .21
c ,g
0 .04
c
5
b
( 7 .04 ) 14,242 0 .27
g
0 .20
g
1 .75 11
38 .42 10,851 0 .27
g
0 .20
g
1 .30 9
7 .35 2,546 0 .28
g
0 .20
g
2 .41 5
0 .37 1,200 0 .27
f
0 .17
f
2 .07 5
12 .08 212 0 .19
e
0 .09
e
1 .90 3
( 1 .57 )
b
80,193 0 .32
c ,g
0 .26
c ,g
( 0 .01 )
c
5
b
( 7 .06 ) 80,318 0 .32
g
0 .25
g
2 .20 11
38 .36 295,691 0 .33
g
0 .25
g
1 .47 9
7 .26 188,481 0 .34
g
0 .25
g
2 .11 5
0 .32 157,105 0 .32
f
0 .22
f
2 .06 5
11 .97 148,822 0 .28
e
0 .18
e
1 .83 3
( 1 .61 )
b
269,588 0 .42
c ,g
0 .36
c ,g
( 0 .11 )
c
5
b
( 7 .15 ) 271,085 0 .42
g
0 .35
g
1 .52 11
38 .15 285,738 0 .43
g
0 .35
g
1 .41 9
7 .19 218,846 0 .45
g
0 .35
g
2 .04 5
0 .21 202,199 0 .42
f
0 .32
f
1 .83 5
11 .86 178,268 0 .38
e
0 .28
e
1 .68 3

Financial highlights
TIAA-CREF Lifecycle Index Funds
See notes to financial statements
74
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
15.1
LIFECYCLE INDEX 2055 FUND
Institutional Class: 11/30/22
#
$ 20 .70 $ 0 .01 $ ( 0 .32 ) $ ( 0 .31 ) $ — $ — $ — $ 20 .39
5/31/22 22 .70 0 .40 ( 1 .92 ) ( 1 .52 ) ( 0 .45 ) ( 0 .03 ) ( 0 .48 ) 20 .70
5/31/21 16 .59 0 .32 6 .14 6 .46 ( 0 .33 ) ( 0 .02 ) ( 0 .35 ) 22 .70
5/31/20 15 .80 0 .37 0 .82 1 .19 ( 0 .38 ) ( 0 .02 ) ( 0 .40 ) 16 .59
5/31/19 16 .15 0 .33 ( 0 .30 ) 0 .03 ( 0 .35 ) ( 0 .03 ) ( 0 .38 ) 15 .80
5/31/18 14 .67 0 .32 1 .49 1 .81 ( 0 .31 ) ( 0 .02 ) ( 0 .33 ) 16 .15
Advisor Class: 11/30/22
#
20 .66 0 .00
d
( 0 .31 ) ( 0 .31 ) — — — 20 .35
5/31/22 22 .66 0 .38 ( 1 .92 ) ( 1 .54 ) ( 0 .43 ) ( 0 .03 ) ( 0 .46 ) 20 .66
5/31/21 16 .57 0 .29 6 .13 6 .42 ( 0 .31 ) ( 0 .02 ) ( 0 .33 ) 22 .66
5/31/20 15 .79 0 .35 0 .82 1 .17 ( 0 .37 ) ( 0 .02 ) ( 0 .39 ) 16 .57
5/31/19 16 .14 0 .33 ( 0 .31 ) 0 .02 ( 0 .34 ) ( 0 .03 ) ( 0 .37 ) 15 .79
5/31/18 14 .67 0 .31 1 .49 1 .80 ( 0 .31 ) ( 0 .02 ) ( 0 .33 ) 16 .14
Premier Class: 11/30/22
#
20 .63 0 .00
d
( 0 .32 ) ( 0 .32 ) — — — 20 .31
5/31/22 22 .62 0 .53 ( 2 .07 ) ( 1 .54 ) ( 0 .42 ) ( 0 .03 ) ( 0 .45 ) 20 .63
5/31/21 16 .54 0 .29 6 .11 6 .40 ( 0 .30 ) ( 0 .02 ) ( 0 .32 ) 22 .62
5/31/20 15 .76 0 .35 0 .81 1 .16 ( 0 .36 ) ( 0 .02 ) ( 0 .38 ) 16 .54
5/31/19 16 .11 0 .34 ( 0 .33 ) 0 .01 ( 0 .33 ) ( 0 .03 ) ( 0 .36 ) 15 .76
5/31/18 14 .64 0 .28 1 .50 1 .78 ( 0 .29 ) ( 0 .02 ) ( 0 .31 ) 16 .11
Retirement Class: 11/30/22
#
20 .57 ( 0 .01 ) ( 0 .32 ) ( 0 .33 ) — — — 20 .24
5/31/22 22 .56 0 .34 ( 1 .91 ) ( 1 .57 ) ( 0 .39 ) ( 0 .03 ) ( 0 .42 ) 20 .57
5/31/21 16 .50 0 .28 6 .08 6 .36 ( 0 .28 ) ( 0 .02 ) ( 0 .30 ) 22 .56
5/31/20 15 .73 0 .34 0 .79 1 .13 ( 0 .34 ) ( 0 .02 ) ( 0 .36 ) 16 .50
5/31/19 16 .07 0 .29 ( 0 .29 ) 0 .00
d
( 0 .31 ) ( 0 .03 ) ( 0 .34 ) 15 .73
5/31/18 14 .61 0 .26 1 .50 1 .76 ( 0 .28 ) ( 0 .02 ) ( 0 .30 ) 16 .07
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
d
Amount represents less than $0.01 per share.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements
75
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 1 .50 ) %
b
$ 2,048,579 0 .18%
c ,g
0 .11%
c ,g
0 .11%
c
4%
b
( 6 .91 ) 1,822,272 0 .18
g
0 .10
g
1 .75 11
39 .14 1,478,111 0 .18
g
0 .10
g
1 .61 6
7 .37 801,496 0 .20
g
0 .11
g
2 .23 7
0 .34 439,798 0 .20
f
0 .09
f
2 .04 4
12 .35 239,571 0 .18
e
0 .03
e
2 .02 5
( 1 .50 )
b
14,280 0 .28
c ,g
0 .20
c ,g
0 .01
c
4
b
( 7 .00 ) 12,050 0 .28
g
0 .20
g
1 .71 11
38 .98 8,251 0 .28
g
0 .20
g
1 .46 6
7 .24 1,534 0 .29
g
0 .20
g
2 .13 7
0 .30 755 0 .28
f
0 .17
f
2 .11 4
12 .27 142 0 .19
e
0 .05
e
1 .95 5
( 1 .55 )
b
33,953 0 .33
c ,g
0 .26
c ,g
( 0 .04 )
c
4
b
( 7 .02 ) 33,219 0 .33
g
0 .25
g
2 .28 11
38 .91 142,662 0 .33
g
0 .25
g
1 .45 6
7 .19 79,521 0 .35
g
0 .26
g
2 .09 7
0 .20 57,625 0 .34
f
0 .23
f
2 .10 4
12 .19 47,812 0 .32
e
0 .18
e
1 .80 5
( 1 .60 )
b
152,927 0 .43
c ,g
0 .36
c ,g
( 0 .14 )
c
4
b
( 7 .13 ) 149,174 0 .43
g
0 .35
g
1 .52 11
38 .76 149,564 0 .43
g
0 .35
g
1 .44 6
7 .05 114,986 0 .46
g
0 .36
g
2 .02 7
0 .16 98,131 0 .44
f
0 .33
f
1 .84 4
12 .03 78,137 0 .42
e
0 .28
e
1 .68 5

Financial highlights
TIAA-CREF Lifecycle Index Funds
See notes to financial statements
76
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
15.2
LIFECYCLE INDEX 2060 FUND
Institutional Class: 11/30/22
#
$ 15 .99 $ 0 .01 $ ( 0 .23 ) $ ( 0 .22 ) $ — $ — $ — $ 15 .77
5/31/22 17 .52 0 .30 ( 1 .47 ) ( 1 .17 ) ( 0 .35 ) ( 0 .01 ) ( 0 .36 ) 15 .99
5/31/21 12 .75 0 .25 4 .78 5 .03 ( 0 .25 ) ( 0 .01 ) ( 0 .26 ) 17 .52
5/31/20 12 .14 0 .28 0 .63 0 .91 ( 0 .29 ) ( 0 .01 ) ( 0 .30 ) 12 .75
5/31/19 12 .44 0 .26 ( 0 .24 ) 0 .02 ( 0 .27 ) ( 0 .05 ) ( 0 .32 ) 12 .14
5/31/18 11 .29 0 .25 1 .16 1 .41 ( 0 .24 ) ( 0 .02 ) ( 0 .26 ) 12 .44
Advisor Class: 11/30/22
#
15 .98 0 .00
d
( 0 .23 ) ( 0 .23 ) — — — 15 .75
5/31/22 17 .51 0 .29 ( 1 .48 ) ( 1 .19 ) ( 0 .33 ) ( 0 .01 ) ( 0 .34 ) 15 .98
5/31/21 12 .75 0 .20 4 .81 5 .01 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 17 .51
5/31/20 12 .15 0 .27 0 .62 0 .89 ( 0 .28 ) ( 0 .01 ) ( 0 .29 ) 12 .75
5/31/19 12 .45 0 .26 ( 0 .25 ) 0 .01 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 12 .15
5/31/18 11 .29 0 .23 1 .18 1 .41 ( 0 .23 ) ( 0 .02 ) ( 0 .25 ) 12 .45
Premier Class: 11/30/22
#
15 .96 ( 0 .01 ) ( 0 .23 ) ( 0 .24 ) — — — 15 .72
5/31/22 17 .48 0 .40 ( 1 .59 ) ( 1 .19 ) ( 0 .32 ) ( 0 .01 ) ( 0 .33 ) 15 .96
5/31/21 12 .73 0 .22 4 .77 4 .99 ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 17 .48
5/31/20 12 .13 0 .27 0 .61 0 .88 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 12 .73
5/31/19 12 .43 0 .24 ( 0 .24 ) 0 .00
d
( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 12 .13
5/31/18 11 .28 0 .18 1 .21 1 .39 ( 0 .22 ) ( 0 .02 ) ( 0 .24 ) 12 .43
Retirement Class: 11/30/22
#
15 .92 ( 0 .01 ) ( 0 .24 ) ( 0 .25 ) — — — 15 .67
5/31/22 17 .44 0 .26 ( 1 .46 ) ( 1 .20 ) ( 0 .31 ) ( 0 .01 ) ( 0 .32 ) 15 .92
5/31/21 12 .70 0 .22 4 .75 4 .97 ( 0 .22 ) ( 0 .01 ) ( 0 .23 ) 17 .44
5/31/20 12 .11 0 .26 0 .60 0 .86 ( 0 .26 ) ( 0 .01 ) ( 0 .27 ) 12 .70
5/31/19 12 .41 0 .23 ( 0 .24 ) ( 0 .01 ) ( 0 .24 ) ( 0 .05 ) ( 0 .29 ) 12 .11
5/31/18 11 .26 0 .19 1 .19 1 .38 ( 0 .21 ) ( 0 .02 ) ( 0 .23 ) 12 .41
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
d
Amount represents less than $0.01 per share.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements
77
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 1 .38 ) %
b
$ 1,005,317 0 .19%
c ,g
0 .11%
c ,g
0 .08%
c
4%
b
( 6 .93 ) 828,871 0 .19
g
0 .10
g
1 .75 10
39 .68 600,348 0 .21
g
0 .10
g
1 .59 6
7 .36 267,485 0 .26
g
0 .11
g
2 .21 16
0 .25 112,059 0 .32
f
0 .08
f
2 .15 28
12 .44 58,145 0 .42
e
0 .03
e
2 .04 32
( 1 .44 )
b
10,410 0 .29
c ,g
0 .20
c ,g
( 0 .02 )
c
4
b
( 7 .01 ) 9,092 0 .29
g
0 .20
g
1 .69 10
39 .51 5,527 0 .30
g
0 .20
g
1 .31 6
7 .21 1,292 0 .35
g
0 .20
g
2 .11 16
0 .22 590 0 .39
f
0 .17
f
2 .16 28
12 .52 157 0 .42
e
0 .05
e
1 .92 32
( 1 .50 )
b
17,315 0 .34
c ,g
0 .26
c ,g
( 0 .07 )
c
4
b
( 7 .01 ) 15,601 0 .34
g
0 .25
g
2 .23 10
39 .44 40,943 0 .35
g
0 .25
g
1 .42 6
7 .17 17,927 0 .41
g
0 .26
g
2 .09 16
0 .12 8,644 0 .46
f
0 .23
f
1 .95 28
12 .34 5,040 0 .55
e
0 .18
e
1 .51 32
( 1 .57 )
b
73,328 0 .44
c ,g
0 .36
c ,g
( 0 .17 )
c
4
b
( 7 .11 ) 67,009 0 .44
g
0 .35
g
1 .50 10
39 .33 55,903 0 .45
g
0 .35
g
1 .43 6
7 .01 37,293 0 .51
g
0 .36
g
2 .00 16
0 .05 25,636 0 .56
f
0 .33
f
1 .89 28
12 .29 15,437 0 .65
e
0 .28
e
1 .59 32

Financial highlights
TIAA-CREF Lifecycle Index Funds
See notes to financial statements
78
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
15.3
LIFECYCLE INDEX 2065 FUND
Institutional Class: 11/30/22
#
$ 11 .40 $ 0 .00
d
$ ( 0 .16 ) $ ( 0 .16 ) $ — $ — $ — $ 11 .24
5/31/22 12 .45 0 .21 ( 1 .02 ) ( 0 .81 ) ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 11 .40
5/31/21* 10 .00 0 .15 2 .48 2 .63 ( 0 .18 ) — ( 0 .18 ) 12 .45
Advisor Class: 11/30/22
#
11 .27 0 .00
d
( 0 .16 ) ( 0 .16 ) — — — 11 .11
5/31/22 12 .46 0 .22 ( 1 .04 ) ( 0 .82 ) ( 0 .36 ) ( 0 .01 ) ( 0 .37 ) 11 .27
5/31/21* 10 .00 0 .16 2 .48 2 .64 ( 0 .18 ) — ( 0 .18 ) 12 .46
Premier Class: 11/30/22
#
11 .26 ( 0 .01 ) ( 0 .15 ) ( 0 .16 ) — — — 11 .10
5/31/22 12 .46 0 .18 ( 1 .01 ) ( 0 .83 ) ( 0 .36 ) ( 0 .01 ) ( 0 .37 ) 11 .26
5/31/21* 10 .00 0 .16 2 .48 2 .64 ( 0 .18 ) — ( 0 .18 ) 12 .46
Retirement Class: 11/30/22
#
11 .27 ( 0 .01 ) ( 0 .15 ) ( 0 .16 ) — — — 11 .11
5/31/22 12 .44 0 .17 ( 1 .04 ) ( 0 .87 ) ( 0 .29 ) ( 0 .01 ) ( 0 .30 ) 11 .27
5/31/21* 10 .00 0 .15 2 .46 2 .61 ( 0 .17 ) — ( 0 .17 ) 12 .44
#
Unaudited
*
The Fund commenced operations on September 30, 2020.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
d
Amount represents less than $0.01 per share.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements
79
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
concluded
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 1 .40 ) %
b
$ 74,095 0 .45%
c ,g
0 .11%
c ,g
0 .04%
c
12%
b
( 6 .70 ) 44,526 0 .82
g
0 .11
g
1 .76 108
26 .45
b
7,131 3 .91
c ,g
0 .10
c ,g
2 .02
c
36
b
( 1 .42 )
b
790 0 .49
c ,g
0 .15
c ,g
( 0 .01 )
c
12
b
( 6 .83 ) 716 0 .83
g
0 .13
g
1 .81 108
26 .48
b
626 4 .26
c ,g
0 .25
c ,g
2 .16
c
36
b
( 1 .51 )
b
966 0 .60
c ,g
0 .26
c ,g
( 0 .11 )
c
12
b
( 6 .90 ) 808 0 .97
g
0 .25
g
1 .49 108
26 .48
b
637 4 .41
c ,g
0 .25
c ,g
2 .14
c
36
b
( 1 .51 )
b
2,781 0 .70
c ,g
0 .36
c ,g
( 0 .21 )
c
12
b
( 7 .26 ) 1,740 1 .08
g
0 .36
g
1 .42 108
26 .35
b
693 4 .54
c ,g
0 .35
c ,g
2 .00
c
36
b

TIAA-CREF Lifecycle Index Funds
80
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
Notes to financial statements
(unaudited)
Note 1—organization
The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission
(“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
Teachers Advisors, LLC (the "Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America
(“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer Institutional Class, Advisor Class, Premier Class and Retirement
Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.
Note 2—significant accounting policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying
Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the
Statements of operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
New rule issuance:  A new rule adopted by the SEC governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.

81
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
continued
Note 3—valuation of investments
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
As of November 30, 2022, all of the investments in the Funds were valued based on Level 1 inputs.
Note 4—investments
Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended
November 30, 2022 were as follows:
Note 5—Income tax information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
Fund
Non-U.S. government
purchases
Non-U.S. government
sales
14.1
Lifecycle Index Retirement Income $ 67,481,664 $ 63,523,769
14.2
Lifecycle Index 2010 117,968,752 70,598,876
14.3
Lifecycle Index 2015 106,225,978 120,790,036
14.4
Lifecycle Index 2020 288,059,651 326,547,723
14.5
Lifecycle Index 2025 552,958,541 416,538,699
14.6
Lifecycle Index 2030 776,867,980 467,544,225
14.7
Lifecycle Index 2035 875,695,811 526,213,566
14.8
Lifecycle Index 2040 948,609,708 589,441,620
14.9
Lifecycle Index 2045 654,498,067 308,648,488
15.01
Lifecycle Index 2050 506,087,614 185,108,207
15.1
Lifecycle Index 2055 334,972,117 86,717,041
15.2
Lifecycle Index 2060 227,100,602 39,264,251
15.3
Lifecycle Index 2065 36,560,369 7,124,267

Notes to financial statements
(unaudited)
82
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
continued
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Note 6—investment adviser and other transactions with affiliates
Under the terms of its Investment Management Agreement, the Adviser is entitled to a fee that is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds fee rate is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management fee rate, as determined pursuant to its investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W shares investment management fee waiver and/or reimbursement), in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the Fund’s average daily net assets.
The Adviser has contractually agreed to waive a portion of the asset allocation fee rate equal to, on an annual basis, the following percentages of the average daily net assets of each Fund. As of November 30, 2022, the Adviser received from the Funds the following effective annual rate as a percentage of average daily net assets of each Fund:
Fund Tax cost
Gross unrealized
appreciation
Gross unrealized
(depreciation)
Net unrealized
appreciation
(depreciation)
14.1
Lifecycle Index Retirement Income $562,581,241 $68,272,506 $(42,619,075) $25,653,431
14.2
Lifecycle Index 2010 586,081,180 102,170,628 (45,209,429) 56,961,199
14.3
Lifecycle Index 2015 926,702,763 197,009,316 (72,776,787) 124,232,529
14.4
Lifecycle Index 2020 2,637,113,097 520,643,046 (199,710,702) 320,932,344
14.5
Lifecycle Index 2025 4,618,351,996 845,913,291 (326,499,060) 519,414,231
14.6
Lifecycle Index 2030 5,547,459,960 1,074,094,938 (357,466,160) 716,628,778
14.7
Lifecycle Index 2035 5,275,138,864 1,145,247,444 (272,548,160) 872,699,284
14.8
Lifecycle Index 2040 5,240,402,236 1,333,831,927 (205,702,286) 1,128,129,641
14.9
Lifecycle Index 2045 4,108,934,677 947,658,770 (127,090,704) 820,568,066
15.01
Lifecycle Index 2050 3,464,891,458 745,376,148 (99,264,528) 646,111,620
15.1
Lifecycle Index 2055 1,974,386,591 321,942,048 (52,162,836) 269,779,212
15.2
Lifecycle Index 2060 1,030,464,499 98,621,299 (25,902,105) 72,719,194
15.3
Lifecycle Index 2065 79,686,727 – (1,482,153) (1,482,153)
Fund
Undistributed
ordinary
income
Undistributed
long-term
capital gains
Unrealized
appreciation
(depreciation)
Capital loss
carryforwards
Late-year
loss deferrals
Other
book-to-tax
differences Total
14.1
Lifecycle Index Retirement Income $1,068,919 $4,641,149 $39,786,172 $– $– $(13,864) $45,482,376
14.2
Lifecycle Index 2010 2,972,861 5,015,648 73,104,605 – – (24,092) 81,069,022
14.3
Lifecycle Index 2015 5,052,592 7,046,711 153,971,158 – – (43,512) 166,026,949
14.4
Lifecycle Index 2020 12,800,852 19,737,387 398,651,843 – – (93,538) 431,096,544
14.5
Lifecycle Index 2025 17,979,035 30,665,450 622,343,213 – – (117,699) 670,869,999
14.6
Lifecycle Index 2030 16,963,139 35,680,269 807,957,521 – – (127,232) 860,473,697
14.7
Lifecycle Index 2035 11,999,441 33,567,023 892,813,315 – – (118,665) 938,261,114
14.8
Lifecycle Index 2040 7,288,457 33,488,518 1,101,316,116 – – (128,091) 1,141,965,000
14.9
Lifecycle Index 2045 2,026,271 22,716,510 817,773,356 – – (80,643) 842,435,494
15.01
Lifecycle Index 2050 2,591,997 13,030,863 657,024,571 – – (61,474) 672,585,957
15.1
Lifecycle Index 2055 616,181 6,814,872 271,696,486 – – (25,450) 279,102,089
15.2
Lifecycle Index 2060 87,788 2,903,980 68,278,396 – – (7,852) 71,262,312
15.3
Lifecycle Index 2065 31,436 94,990 (2,976,571) – – (91) (2,850,236)

83
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
continued
The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its cost in providing certain administrative and compliance services to the Funds.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays the Advisers a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement
Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Retirement Class and Premier Class of the Funds compensated Nuveen
Securities for providing distribution, promotional and/or shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. However, Nuveen Securities has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class and the plan is suspended through September 30, 2022. This agreement may be terminated before this date with the approval of the Board.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated TIAA-CREF Funds) exceeds the following percentages of average daily net assets for each class:
The funds may purchase or sell investment securities in transactions with affiliated entities under procedure adopted by the
Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended November 30, 2022, the Funds did not engage in security transactions with affiliated entities.
The following is the percentage of the Funds’ shares owned by TIAA as of November 30, 2022:
Investment management fee waiver
Fund Investment management fee—effective rate Effective 10/1/22* Prior to 10/1/22
Lifecycle Index Retirement Income 0.09% 0.083% 0.085%
Lifecycle Index 2010 0.09 0.083 0.085
Lifecycle Index 2015 0.09 0.080 0.081
Lifecycle Index 2020 0.09 0.075 0.077
Lifecycle Index 2025 0.09 0.071 0.072
Lifecycle Index 2030 0.09 0.066 0.066
Lifecycle Index 2035 0.09 0.060 0.061
Lifecycle Index 2040 0.09 0.057 0.059
Lifecycle Index 2045 0.09 0.057 0.058
Lifecycle Index 2050 0.09 0.056 0.057
Lifecycle Index 2055 0.09 0.056 0.057
Lifecycle Index 2060 0.09 0.056 0.057
Lifecycle Index 2065 0.09 0.057 0.056
*   These waivers will remain in effect through September 30, 2023, unless changed with approval of the Board of Trustees.
Maximum expense amounts
Institutional Class Advisor Class Premier Class Retirement Class
Fund
Effective
10/1/22*
Prior to
10/1/22
Effective
10/1/22*
Prior to
10/1/22
Effective
10/1/22*
Prior to
10/1/22
Effective
10/1/22*
Prior to
10/1/22
Lifecycle Index Retirement Income 0.017% 0.015% 0.167% 0.165% 0.167% 0.165% 0.267% 0.265%
Lifecycle Index 2010 0.017 0.015 0.167 0.165 0.167 0.165 0.267 0.265
Lifecycle Index 2015 0.020 0.019 0.170 0.169 0.170 0.169 0.270 0.269
Lifecycle Index 2020 0.025 0.023 0.175 0.173 0.175 0.173 0.275 0.273
Lifecycle Index 2025 0.029 0.028 0.179 0.178 0.179 0.178 0.279 0.278
Lifecycle Index 2030 0.034 0.034 0.184 0.184 0.184 0.184 0.284 0.284
Lifecycle Index 2035 0.040 0.039 0.190 0.189 0.190 0.189 0.290 0.289
Lifecycle Index 2040 0.043 0.041 0.193 0.191 0.193 0.191 0.293 0.291
Lifecycle Index 2045 0.043 0.042 0.193 0.192 0.193 0.192 0.293 0.292
Lifecycle Index 2050 0.044 0.043 0.194 0.193 0.194 0.193 0.294 0.293
Lifecycle Index 2055 0.044 0.043 0.194 0.193 0.194 0.193 0.294 0.293
Lifecycle Index 2060 0.044 0.043 0.194 0.193 0.194 0.193 0.294 0.293
Lifecycle Index 2065 0.043 0.044 0.193 0.194 0.193 0.194 0.293 0.294
*   The expense reimbursement agreements will continue through at least September 30, 2023, unless changed with approval of the Board.
Underlying Fund TIAA Total
15.3
Lifecycle Index 2065 7% 7%

Notes to financial statements
(unaudited)
84
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
continued
Investments in other investment companies advised by the Advisers are deemed to be affiliated investments. The Funds invest their assets in Class W shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss)
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle Index Retirement Income Fund
TIAA-CREF Funds:
Bond Index
$ 241,996,676 $ 24,244,141 $ 21,010,249 $ (3,733,446) $ (8,793,657) $ 3,004,557 $ 232,703,465
Emerging Markets Equity Index
27,072,248 4,290,740 3,085,263 (794,465) (921,130) – 26,562,130
Equity Index
156,711,650 19,034,779 21,536,652 (635,932) 647,073 – 154,220,918
Inflation-Linked Bond
60,434,770 5,886,130 3,550,835 (360,322) (4,746,006) 2,780,214 57,663,737
International Equity Index
58,543,978 6,914,964 5,190,561 (962,363) 517,436 – 59,823,454
Short-Term Bond Index
60,661,850 7,110,910 9,150,209 (525,126) (836,457) 438,661 57,260,968
$605,421,172 $67,481,664 $63,523,769 $(7,011,654) $(14,132,741) $6,223,432 $588,234,672
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss)
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle Index 2010 Fund
TIAA-CREF Funds:
Bond Index
$ 246,685,666 $ 35,268,888 $ 14,216,147 $ (2,569,906) $ (10,484,920) $ 3,186,282 $ 254,683,581
Emerging Markets Equity Index
26,301,667 6,123,422 3,400,105 (898,226) (742,858) – 27,383,900
Equity Index
152,169,777 29,734,862 23,674,243 14,354 490,025 – 158,734,775
Inflation-Linked Bond
61,596,769 9,112,051 2,239,406 (189,606) (5,187,947) 2,936,318 63,091,861
International Equity Index
56,852,982 10,412,630 5,603,357 (1,078,684) 1,006,978 – 61,590,549
Short-Term Bond Index
73,534,554 13,525,175 7,793,713 (483,619) (1,224,684) 568,019 77,557,713
$617,141,415 $104,177,028 $56,926,971 $(5,205,687) $(16,143,406) $6,690,619 $643,042,379
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss)
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle Index 2015 Fund
TIAA-CREF Funds:
Bond Index
$ 434,036,659 $ 35,092,157 $ 36,747,592 $ (6,102,928) $ (16,261,172) $ 5,373,033 $ 410,017,124
Emerging Markets Equity Index
52,999,052 7,279,760 6,399,763 (1,694,267) (1,747,897) – 50,436,885
Equity Index
307,628,837 33,226,470 47,576,832 3,797,352 (3,814,775) – 293,261,052
Inflation-Linked Bond
96,348,730 8,328,883 4,512,603 (446,133) (7,721,987) 4,454,833 91,996,890
International Equity Index
115,027,863 12,447,728 12,552,134 (2,281,472) 1,216,886 – 113,858,871
Short-Term Bond Index
96,695,481 9,850,980 13,001,112 (771,195) (1,409,684) 705,550 91,364,470
$1,102,736,622 $106,225,978 $120,790,036 $(7,498,643) $(29,738,629) $10,533,416 $1,050,935,292
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss)
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle Index 2020 Fund
TIAA-CREF Funds:
Bond Index
$ 1,186,433,129 $ 92,075,855 $ 95,061,261 $ (17,497,439) $ (43,907,832) $ 14,658,118 $ 1,122,042,452
Emerging Markets Equity Index
166,518,723 23,928,297 21,444,048 (5,831,477) (4,905,451) – 158,266,044
Equity Index
963,729,539 94,485,213 137,495,976 11,426,315 (11,904,109) – 920,240,982
Inflation-Linked Bond
208,959,802 19,077,895 9,478,457 (923,328) (16,802,330) 9,634,425 200,833,582
International Equity Index
359,883,345 35,526,469 34,583,898 (6,411,224) 2,806,680 – 357,221,372
Short-Term Bond Index
209,701,967 22,965,922 28,484,083 (1,736,340) (3,006,457) 1,529,111 199,441,009
$3,095,226,505 $288,059,651 $326,547,723 $(20,973,493) $(77,719,499) $25,821,654 $2,958,045,441

85
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
continued
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss)
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle Index 2025 Fund
TIAA-CREF Funds:
Bond Index
$ 1,825,443,378 $ 192,138,373 $ 108,739,250 $ (21,232,135) $ (73,930,492) $ 23,087,479 $ 1,813,679,874
Emerging Markets Equity Index
316,232,813 43,871,454 27,966,830 (7,888,138) (12,201,620) – 312,047,679
Equity Index
1,830,761,711 178,844,631 197,690,707 (1,230,740) 3,619,516 – 1,814,304,411
Inflation-Linked Bond
244,536,062 30,339,226 5,979,886 (603,052) (20,442,169) 11,464,814 247,850,181
International Equity Index
683,876,937 75,051,317 49,747,908 (9,339,320) 3,919,684 – 703,760,710
Short-Term Bond Index
245,428,646 32,713,540 26,414,118 (1,710,795) (3,893,901) 1,837,360 246,123,372
$5,146,279,547 $552,958,541 $416,538,699 $(42,004,180) $(102,928,982) $36,389,653 $5,137,766,227
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss)
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle Index 2030 Fund
TIAA-CREF Funds:
Bond Index
$ 1,920,739,667 $ 262,063,139 $ 123,417,846 $ (24,043,549) $ (76,747,362) $ 24,590,381 $ 1,958,594,049
Emerging Markets Equity Index
429,410,046 63,642,122 29,628,233 (8,028,499) (18,783,826) – 436,611,610
Equity Index
2,486,767,967 271,774,222 232,727,331 (11,653,773) 15,767,609 – 2,529,928,694
Inflation-Linked Bond
168,072,631 31,113,406 5,050,309 (618,997) (14,117,828) 8,031,180 179,398,903
International Equity Index
928,973,690 118,286,617 60,126,316 (11,110,254) 5,361,649 – 981,385,386
Short-Term Bond Index
168,687,488 29,988,474 16,594,190 (1,102,691) (2,808,985) 1,297,548 178,170,096
$6,102,651,489 $776,867,980 $467,544,225 $(56,557,763) $(91,328,743) $33,919,109 $6,264,088,738
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss)
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle Index 2035 Fund
TIAA-CREF Funds:
Bond Index
$ 1,622,551,233 $ 250,712,611 $ 237,480,873 $ (50,307,890) $ (36,452,812) $ 20,280,645 $ 1,549,022,269
Emerging Markets Equity Index
468,588,533 82,020,607 28,492,124 (8,282,853) (19,008,227) – 494,825,936
Equity Index
2,711,122,852 353,169,246 202,233,313 (17,283,386) 30,777,216 – 2,875,552,615
Inflation-Linked Bond
44,679,048 16,459,883 514,390 (52,727) (4,058,266) 2,237,823 56,513,548
International Equity Index
1,012,599,001 158,871,455 55,397,801 (9,839,020) 9,573,598 – 1,115,807,233
Short-Term Bond Index
44,839,629 14,462,009 2,095,065 (144,486) (945,540) 377,199 56,116,547
$5,904,380,296 $875,695,811 $526,213,566 $(85,910,362) $(20,114,031) $22,895,667 $6,147,838,148
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss)
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle Index 2040 Fund
TIAA-CREF Funds:
Bond Index
$ 1,278,522,913 $ 209,489,189 $ 313,264,634 $ (66,450,531) $ (4,903,072) $ 15,536,630 $ 1,103,393,865
Emerging Markets Equity Index
537,419,834 104,714,339 31,816,182 (9,348,953) (20,259,802) – 580,709,236
Equity Index
3,110,017,627 432,904,576 187,048,529 (19,236,891) 38,737,158 – 3,375,373,941
International Equity Index
1,161,821,811 201,501,604 57,312,275 (10,195,546) 13,239,241 – 1,309,054,835
$6,087,782,185 $948,609,708 $589,441,620 $(105,231,921) $26,813,525 $15,536,630 $6,368,531,877
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss)
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle Index 2045 Fund
TIAA-CREF Funds:
Bond Index
$ 603,073,159 $ 119,959,267 $ 119,688,248 $ (25,817,136) $ (7,635,539) $ 7,609,800 $ 569,891,503
Emerging Markets Equity Index
450,041,862 75,465,143 18,757,448 (5,769,060) (20,094,842) – 480,885,655
Equity Index
2,607,983,536 305,170,732 126,648,650 (15,346,657) 23,843,765 – 2,795,002,726
International Equity Index
974,663,106 153,902,925 43,554,142 (7,970,356) 6,681,326 – 1,083,722,859
$4,635,761,663 $654,498,067 $308,648,488 $(54,903,209) $2,794,710 $7,609,800 $4,929,502,743

Notes to financial statements
(unaudited)
86
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
continued
Note 7—inter-fund lending program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended November 30, 2022, there were no inter-fund borrowing or lending transactions.
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss)
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle Index 2050 Fund
TIAA-CREF Funds:
Bond Index
$ 352,982,102 $ 73,210,270 $ 34,976,636 $ (6,770,910) $ (11,684,292) $ 4,588,879 $ 372,760,534
Emerging Markets Equity Index
388,582,935 65,586,921 18,024,622 (5,856,858) (17,115,982) – 413,172,394
Equity Index
2,250,442,051 241,623,721 97,603,519 (13,086,820) 14,697,191 – 2,396,072,624
International Equity Index
841,012,196 125,666,702 34,503,430 (6,368,074) 3,190,132 – 928,997,526
$3,833,019,284 $506,087,614 $185,108,207 $(32,082,662) $(10,912,951) $4,588,879 $4,111,003,078
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss)
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle Index 2055 Fund
TIAA-CREF Funds:
Bond Index
$ 160,272,647 $ 39,977,594 $ 15,583,235 $ (3,066,942) $ (5,412,503) $ 2,142,824 $ 176,187,561
Emerging Markets Equity Index
207,301,415 41,178,840 8,004,778 (2,645,979) (9,218,708) – 228,610,790
Equity Index
1,198,588,179 168,517,003 44,495,235 (6,361,617) 9,237,294 – 1,325,485,624
International Equity Index
447,241,795 85,298,680 18,633,793 (3,501,497) 3,476,643 – 513,881,828
$2,013,404,036 $334,972,117 $86,717,041 $(15,576,035) $(1,917,274) $2,142,824 $2,244,165,803
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss)
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle Index 2060 Fund
TIAA-CREF Funds:
Bond Index
$ 61,674,053 $ 20,395,283 $ 5,555,732 $ (1,094,793) $ (2,216,301) $ 867,250 $ 73,202,510
Emerging Markets Equity Index
95,896,156 27,414,009 4,385,037 (1,552,814) (3,588,592) – 113,783,722
Equity Index
554,502,836 122,427,687 20,055,506 (3,522,753) 6,839,873 – 660,192,137
International Equity Index
206,788,145 56,863,623 9,267,976 (1,784,286) 3,405,818 – 256,005,324
$918,861,190 $227,100,602 $39,264,251 $(7,954,646) $4,440,798 $867,250 $1,103,183,693
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss)
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifecycle Index 2065 Fund
TIAA-CREF Funds:
Bond Index
$ 2,610,749 $ 2,015,938 $ 228,693 $ (41,895) $ (108,298) $ 43,175 $ 4,247,801
Emerging Markets Equity Index
5,059,110 3,598,919 363,541 (115,896) (63,333) – 8,115,259
Equity Index
29,225,942 18,815,421 1,315,633 (233,034) 1,025,924 – 47,518,620
International Equity Index
10,880,059 7,567,732 642,585 (122,437) 640,125 – 18,322,894
$47,775,860 $31,998,010 $2,550,452 $(513,262) $1,494,418 $43,175 $78,204,574

87
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
concluded
Note 8—line of credit
The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 14, 2022 expiring on June 13, 2023, replacing the previous facility, which expired June 2022. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2022, there were no borrowings under this credit facility by the Funds.

Additional fund information
88
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
Portfolio holdings
The complete portfolios of investments for the Lifecycle Index Funds begin on page 26 of this report. You can obtain complete lists of the holdings of the Lifecycle Index Funds and of the underlying TIAA-CREF Funds in which the Lifecycle Index Funds invest as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the Lifecycle Index Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings.
Form N-CSR filings are as of May 31 or November 30; Form N-PORT filings are as of the last day of February or August 31.
Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
A description of our proxy voting policies and procedures for the underlying TIAA-CREF Funds of the Lifecycle Index Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Index Funds’ underlying TIAA-CREF Funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

89
TIAA-CREF Lifecycle Index Funds 2022 Semiannual Report
Additional information about index providers
(unaudited)
Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023.
FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the
MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI
Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Bloomberg Indexes
Source: Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices.
Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's Index
The Indexes in the S&P Target Date Index Series are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by the funds. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow
Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”).
S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the S&P Target Date Index Series to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the funds with respect to the S&P Target Date Index
Series is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes in the S&P Target Date Index Series are determined, composed and calculated by S&P Dow
Jones Indices without regard to the funds. S&P Dow Jones Indices has no obligation to take the needs of the funds or the owners of the funds into consideration in determining, composing or calculating the S&P Target Date Index Series. S&P Dow
Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the S&P Target Date Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision.
Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

Additional information about index providers
(unaudited)
90
2022 Semiannual Report TIAA-CREF Lifecycle Index Funds
concluded
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P TARGET DATE INDEX SERIES
OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC
COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR
DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR
FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE
USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P
DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS,
TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT
LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUNDS,
OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

How to reach us
©2023 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
Websites
TIAA.org
nuveen.com
Automated telephone service
800-842-2252
24 hours a day, 7 days a week
For the hearing- or speech-impaired
800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers.
Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute
securities products.
This material is for informational or educational purposes
only and does not constitute fiduciary investment advice
under ERISA, a securities recommendation under all
securities laws, or an insurance product recommendation
under state insurance laws or regulations. This material
does not take into account any specific objectives or
circumstances of any particular investor, or suggest any
specific course of action. Investment decisions should
be made based on an investor’s own objectives and
circumstances.

2606406
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2606406
A12028 (1/23)

Lifestyle Funds
TIAA-CREF
Semiannual
Report
TIAA-CREF
Funds
November 30,
2022
The semiannual report contains the financial statements (unaudited).
Fund name
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
16.1
Lifestyle Income Fund TSITX TSIHX TSIPX TLSRX TSILX
16.2
Lifestyle Conservative Fund TCSIX TLSHX TLSPX TSCTX TSCLX
16.3
Lifestyle Moderate Fund TSIMX TSMHX TSMPX TSMTX TSMLX
16.4
Lifestyle Growth Fund TSGGX TSGHX TSGPX TSGRX TSGLX
16.5
Lifestyle Aggressive Growth Fund TSAIX TSAHX TSAPX TSARX TSALX

Contents
Understanding this report 3
Letter to investors 4
About the funds’ benchmarks 6
Investment results of the Lifestyle Funds 7
Fund performance
Lifestyle Income Fund 8
Lifestyle Conservative Fund 9
Lifestyle Moderate Fund 10
Lifestyle Growth Fund 11
Lifestyle Aggressive Growth Fund 12
Expense examples 13
Portfolio of investments 16
Financial statements (unaudited)
Statements of assets and liabilities 22
Statements of operations 24
Statements of changes in net assets 26
Financial highlights 28
Notes to financial statements 38
Additional fund information 45
Additional information about index providers 46
How to reach us Inside back cover

3
TIAA-CREF Lifestyle Funds 2022 Semiannual Report
Understanding this report
This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended November 30, 2022 . The report contains four main sections:
A letter from Brad Finkle, Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
The fund performance section compares each fund’s investment returns with those of its composite benchmark and broad market index.
The portfolios of investments list the underlying funds in which each fund had investments as of November 30, 2022 .
The financial statements provide detailed information about the operations and financial condition of each fund.
The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report.
They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.
As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-
2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

4
2022 Semiannual Report TIAA-CREF Lifestyle Funds
Letter to investors
Brad Finkle
Global financial markets posted negative results for the six months ended
November 30, 2022. The Federal Reserve responded to continued inflationary pressure by raising short-term interest rates in June, July, September and
November, and indicated that further increases were likely. U.S. equities declined modestly as the economy expanded in the third quarter of 2022 on the strength of consumer and business spending. Foreign stocks also registered losses, with emerging markets falling more than international developed markets. U.S. fixed-
income securities declined as U.S. Treasury yields rose across all maturities
(bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-CREF Lifestyle Funds by way of their investments in various asset classes through underlying funds.
All five TIAA-CREF Lifestyle Funds declined for the period but outperformed their respective composite benchmarks. (All fund returns are for the Institutional
Class.)
Returns for the Institutional Class ranged from −1.3% for the Lifestyle
Aggressive Growth Fund to −2.2% for the Lifestyle Moderate Fund.
Both stocks and bonds posted losses
U.S. equities declined modestly for the six months as inflation and rising interest rates weighed on the financial markets. Furthermore, oil prices rose to levels not seen since 2008 before falling sharply by the end of the period. The unemployment rate rose slightly during the period, climbing to 3.7% in November
2022. The broad domestic stock market, as represented by the Russell 3000®
Index, returned −0.3%. The Fed raised the federal funds target rate to 3.75%–
4.00% in November 2022 and indicated that rate hikes would be ongoing until a lower level of inflation is maintained.
International stocks trailed their U.S. counterparts. The MSCI ACWI ex USA
Investable Market Index (IMI), which measures the performance of large-, mid-
and small-cap equities in 22 of 23 developed-markets countries (excluding the
United States) and 24 emerging-markets countries, returned −5.6% in U.S.-dollar terms. The 19-nation euro area recorded economic expansion throughout the period; however, rising prices, particularly those for energy, became increasingly worrisome. The European Central Bank began to tighten monetary policy with three increases to its suite of benchmark interest rates. Among developing markets, the Chinese economy grew at a moderate rate despite aggressive action by the government to limit exposure to COVID-19 variants.
U.S. investment-grade bonds lost ground as U.S. Treasury yields rose across all maturities. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned −4.1% for the period.
The enduring importance of diversification
The history of economic cycles is one of unpredictable change. And yet, during long periods of growth, memories become blurred, and the inevitable downturns often come as a shock. Most recently, after the Great Recession from 2007 to 2009, the financial markets generally experienced growth until the COVID-19 pandemic in 2020. And, as we all know well, global markets have been choppy since then—
especially in 2022.
The concept of diversification was conceived to help manage the investment risks of uncertainty and volatility. As the old saying goes, “Don’t put all your eggs in one basket.” The current market and economic environment provides a cautionary reminder of the importance of this principle. As such, we believe that creating and maintaining a diversified investment portfolio, consisting of multiple asset classes, is a wise course of action for all market conditions. The TIAA-CREF Lifestyle Funds use dynamic diversification strategies designed to help mitigate the effects of market volatility and keep you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

5
TIAA-CREF Lifestyle Funds 2022 Semiannual Report
We thank you for trusting us to manage your investments through the TIAA-CREF Lifestyle Funds. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

About the funds’ benchmarks
6
2022 Semiannual Report TIAA-CREF Lifestyle Funds
Composite benchmarks
Each Lifestyle Fund uses a composite benchmark that represents the general market sectors in which that fund invests.
These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. A fund’s composite benchmark may combine the following public indexes in proportions that reflect the fund’s target market sector allocations:
The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded
U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
The Bloomberg U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-
backed securities and commercial mortgage-backed securities.
The Bloomberg U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income) measures the performance of U.S.
Treasury and agency securities and corporate bonds with 1- to 3-year maturities.
Broad market indexes
The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The Morningstar Target Risk Index Series is an asset allocation index series comprised of constituent Morningstar indexes and reflects global equity market exposures of 20%, 40%, 60%, 80% or 95% based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Target Risk
Index Series reflect multi-asset class exposure and similar risk profiles as the Funds
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

7
TIAA-CREF Lifestyle Funds 2022 Semiannual Report
Investment results of the Lifestyle Funds
Performance for the six months ended November 30, 2022
All five of the Lifestyle Funds posted losses for the six-month period but outperformed their respective composite benchmarks.
Institutional Class returns ranged from −1.29% for the Lifestyle Aggressive Growth Fund to −2.20% for the Lifestyle Moderate Fund.
The performance tables show returns for all share classes of the funds.
The margin of outperformance of individual Lifestyle Funds, in relation to their respective composite benchmarks, ranged from
0.44 of a percentage point for the Lifestyle Conservative Fund to 0.81 of a percentage point for the Lifestyle Aggressive Growth Fund.
(All results for the Lifestyle Funds are for the Institutional Class.)
Financial markets lost ground in a mixed economy
The U.S. economy turned in a mixed performance for the period as persistent inflation and higher interest rates posed challenges, while the labor market and consumer spending remained strong. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, contracted at an annualized rate of 0.6% during the second quarter of 2022 but expanded 2.9% in the third quarter, according to the government’s “second” estimate. The unemployment rate increased modestly from 3.6% in June to 3.7% in November 2022. Core inflation, which measures all items except food and energy, rose 6.0% over the twelve months ended November 30, 2022. Crude oil prices fell from more than $115 per barrel at the beginning of the period to $80 on November 30, 2022.
The Federal Reserve raised the federal funds target rate four times during the period, boosting the key short-term interest-rate measure to 3.75%–4.00%, and indicated that further increases were likely.
Domestic and foreign stocks recorded declines for the period. The Russell 3000® Index, a broad measure of the U.S. stock market, posted a small loss of –0.33%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries, returned –5.56% in U.S.-dollar terms.
U.S. investment-grade bonds were hampered by the impact of rising yields across all maturities (bond prices move in the opposite direction of yields). The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, returned –4.06%. Short-term bonds, as measured by the Bloomberg U.S. 1–3 Year Government/Credit Index,
returned –1.49%.
Foreign equity funds posted the largest losses
The Lifestyle Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. The Lifestyle Funds do this by investing in various underlying funds that, in turn, buy stocks, bonds and other securities in these market sectors. (Other than the Nuveen Growth Opportunities ETF, the Nuveen
Dividend Value Fund and the Nuveen Dividend Growth Fund, all funds mentioned below are TIAA-CREF Funds.)
For the six months, international equity and bond funds recorded negative results and detracted most from the funds’ absolute returns—that is, without regard to performance relative to their respective composite benchmarks. Among foreign stock funds, all posted losses, with the Emerging Markets Equity Fund declining the most. Within fixed income, the Core Plus Bond Fund and the
Core Bond Fund were the worst performers. Within the U.S. equity category, the Nuveen Growth Opportunities ETF and the Large-Cap
Growth Fund declined most, while the Quant Small-Cap Equity Fund and the Nuveen Dividend Value Fund posted the largest gains. (All fund returns are for the Institutional Class.)
U.S. stock funds contributed most to relative performance
All of the Lifestyle Funds outperformed their respective composite benchmarks, primarily due to the relative strength of underlying funds investing in U.S. equities.
Within U.S. equities, the Nuveen Dividend Value Fund and the Nuveen Dividend Growth Fund contributed most to the relative performance of all Lifestyle Funds. The Large-Cap Value Fund also substantially benefited the funds’ relative performance. In contrast, the Nuveen Growth Opportunities ETF and the Large-Cap Growth Fund were the largest detractors from relative performance across all
Lifestyle Funds.
In the foreign stock category, the International Equity Fund contributed most to the Lifestyle Funds’ relative performance, followed by the International Opportunities Fund. However, these positive effects were partly offset by the relative underperformance of the Emerging Markets Equity Fund.
In the fixed-income sector, the Short-Term Bond Fund and the Core Bond Fund benefited the performance of the Lifestyle Income
Fund and the Lifestyle Conservative Fund. The Core Plus Bond Fund detracted from the relative performance of all Lifestyle Funds except the Lifestyle Aggressive Growth Fund, which has a target allocation of 100% equities, and the Lifestyle Income Fund, where it made a positive contribution to the Fund’s relative performance. (Performance of the Lifestyle Funds’ underlying TIAA-CREF Funds can be found at TIAA.org/performance.)

Lifestyle Income Fund
8
2022 Semiannual Report TIAA-CREF Lifestyle Funds
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
Total return Average annual total return Annual operating expenses
*#
Lifestyle Income Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 12/9/11 -1.96% -8.72% 2.04% 3.12% 0.63% 0.43%
Advisor Class 12/4/15 -1.97 -8.77 2.03 3.10
†
0.71 0.51
Premier Class 12/9/11 -2.03 -8.85 1.89 2.96 0.79 0.58
Retirement Class 12/9/11 -2.09 -8.96 1.81 2.87 0.88 0.68
Retail Class 12/9/11 -2.10 -8.96 1.79 2.84 0.91 0.71
Lifestyle Income Fund
Composite Index
‡
– -2.45 -8.83 2.17 2.93 – –
Broad market index
Morningstar Conservative
Target Risk Index – -3.61 -11.55 1.69 2.50 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
‡
As of the close of business on November 30, 2022, the Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg
U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net assets
as of 11/30/2022
Equity
U.S. equity 13.23
International equity 7.39
Fixed income
Fixed income 39.96
Short-term fixed income 39.36
Other assets & liabilities, net 0.06
Total 100.00

Lifestyle Conservative Fund
9
TIAA-CREF Lifestyle Funds 2022 Semiannual Report
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
Total return Average annual total return Annual operating expenses
*#
Lifestyle Conservative Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 12/9/11 -2.07% -10.50% 3.19% 4.89% 0.55% 0.49%
Advisor Class 12/4/15 -2.04 -10.53 3.08 4.84
†
0.65 0.59
Premier Class 12/9/11 -2.16 -10.72 3.01 4.73 0.71 0.64
Retirement Class 12/9/11 -2.21 -10.69 2.92 4.63 0.80 0.74
Retail Class 12/9/11 -2.22 -10.77 2.90 4.60 0.82 0.76
Lifestyle Conservative Fund
Composite Index
‡
– -2.51 -10.19 3.61 4.88 – –
Broad market index
Morningstar Moderately
Conservative Target Risk
Index – -2.90 -10.82 3.30 4.54 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
‡
As of the close of business on November 30, 2022, the Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell
3000® Index; 20.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net assets
as of 11/30/2022
Equity
U.S. equity 26.24
International equity 14.63
Fixed income
Fixed income 39.59
Short-term fixed income 19.50
Other assets & liabilities, net 0.04
Total 100.00

Lifestyle Moderate Fund
10
2022 Semiannual Report TIAA-CREF Lifestyle Funds
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
Total return Average annual total return Annual operating expenses
*#
Lifestyle Moderate Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 12/9/11 -2.20% -12.38% 4.22% 6.63% 0.59% 0.55%
Advisor Class 12/4/15 -2.24 -12.40 4.14 6.57
†
0.67 0.63
Premier Class 12/9/11 -2.29 -12.45 4.07 6.48 0.75 0.70
Retirement Class 12/9/11 -2.33 -12.57 3.96 6.36 0.84 0.80
Retail Class 12/9/11 -2.35 -12.59 3.93 6.33 0.86 0.82
Lifestyle Moderate Fund
Composite Index
‡
– -2.68 -11.66 4.92 6.77 – –
Broad market index
Morningstar Moderate Target
Risk Index – -2.73 -10.48 4.41 6.17 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
‡
As of the close of business on November 30, 2022, the Lifestyle Moderate Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000®
Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net assets
as of 11/30/2022
Equity
U.S. equity 39.01
International equity 21.73
Fixed income 39.23
Other assets & liabilities, net 0.03
Total 100.00

Lifestyle Growth Fund
11
TIAA-CREF Lifestyle Funds 2022 Semiannual Report
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
Total return Average annual total return Annual operating expenses
*#
Lifestyle Growth Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 12/9/11 -1.69% -12.28% 5.27% 8.16% 0.66% 0.60%
Advisor Class 12/4/15 -1.76 -12.37 5.19 8.11
†
0.75 0.69
Premier Class 12/9/11 -1.82 -12.31 5.14 8.00 0.82 0.75
Retirement Class 12/9/11 -1.90 -12.57 5.00 7.88 0.91 0.85
Retail Class 12/9/11 -1.84 -12.51 4.99 7.85 0.94 0.88
Lifestyle Growth Fund
Composite Index
‡
– -2.35 -11.45 6.30 8.56 – –
Broad market index
Morningstar Moderately
Aggressive Target Risk Index – -2.22 -9.91 5.50 7.78 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
‡
As of the close of business on November 30, 2022, the Lifestyle Growth Fund Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex
USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net assets
as of 11/30/2022
Equity
U.S. equity 51.70
International equity 28.75
Fixed income 19.49
Other assets & liabilities, net 0.06
Total 100.00

Lifestyle Aggressive Growth Fund
12
2022 Semiannual Report TIAA-CREF Lifestyle Funds
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
Total return Average annual total return Annual operating expenses
*#
Lifestyle Aggressive Growth
Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 12/9/11 -1.29% -12.30% 6.37% 9.70% 0.73% 0.64%
Advisor Class 12/4/15 -1.35 -12.39 6.28 9.65
†
0.82 0.73
Premier Class 12/9/11 -1.41 -12.47 6.19 9.53 0.89 0.79
Retirement Class 12/9/11 -1.42 -12.51 6.10 9.42 0.98 0.89
Retail Class 12/9/11 -1.42 -12.57 6.06 9.35 1.02 0.93
Lifestyle Aggressive Growth
Fund Composite Index
‡
– -2.10 -11.32 7.56 10.29 – –
Broad market index
Morningstar Aggressive Target
Risk Index – -1.85 -9.30 6.25 8.96 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
‡
As of the close of business on November 30, 2022, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country
World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net assets
as of 11/30/2022
Equity
U.S. equity 64.04
International equity 35.66
Other assets & liabilities, net 0.30
Total 100.00

13
TIAA-CREF Lifestyle Funds 2022 Semiannual Report
Expense examples
All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S.
dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( June 1, 2022 – November 30, 2022 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
16.1
Lifestyle Income Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$980.43 $980.28 $979.65 $979.12 $978.99
Expenses incurred during the period*
$0.50 $0.71 $1.25 $1.74 $1.87
Effective expenses incurred during the period
†
$2.14 $2.36 $2.89 $3.38 $3.51
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.56 $1,024.35 $1,023.81 $1,023.31 $1,023.18
Expenses incurred during the period*
$0.51 $0.73 $1.27 $1.78 $1.91
Effective expenses incurred during the period
†
$2.19 $2.41 $2.95 $3.46 $3.59
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.14% for Advisor Class, 0.25% for Premier Class, 0.35% for Retirement Class and 0.38% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.43% for Institutional Class, 0.47% for Advisor Class, 0.58% for Premier Class, 0.68% for Retirement Class and 0.71% for Retail Class.

Expense examples
14
2022 Semiannual Report TIAA-CREF Lifestyle Funds
continued
16.2
Lifestyle Conservative Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$979.26 $979.57 $978.39 $977.90 $977.77
Expenses incurred during the period*
$0.50 $0.98 $1.24 $1.74 $1.85
Effective expenses incurred during the period
†
$2.39 $2.88 $3.14 $3.63 $3.74
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.57 $1,024.08 $1,023.81 $1,023.31 $1,023.20
Expenses incurred during the period*
$0.51 $1.00 $1.27 $1.78 $1.89
Effective expenses incurred during the period
†
$2.45 $2.94 $3.21 $3.72 $3.83
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class, 0.35% for Retirement Class and 0.37% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.48% for Institutional Class, 0.58% for Advisor Class, 0.63% for Premier Class, 0.73% for Retirement Class and 0.75% for Retail Class.
16.3
Lifestyle Moderate Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$978.03 $977.60 $977.13 $976.66 $976.52
Expenses incurred during the period*
$0.27 $0.69 $1.07 $1.51 $1.63
Effective expenses incurred during the period
†
$2.43 $2.84 $3.23 $3.67 $3.78
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.79 $1,024.37 $1,023.98 $1,023.54 $1,023.42
Expenses incurred during the period*
$0.28 $0.70 $1.10 $1.55 $1.67
Effective expenses incurred during the period
†
$2.49 $2.91 $3.30 $3.75 $3.87
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.06% for
Institutional Class, 0.14% for Advisor Class, 0.22% for Premier Class, 0.31% for Retirement Class and 0.33% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.49% for Institutional Class, 0.57% for Advisor Class, 0.65% for Premier Class, 0.74% for Retirement Class and 0.76% for Retail Class.

15
TIAA-CREF Lifestyle Funds 2022 Semiannual Report
Expense examples
concluded
16.4
Lifestyle Growth Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$983.05 $982.39 $981.77 $981.01 $981.63
Expenses incurred during the period*
$0.05 $0.51 $0.86 $1.29 $1.44
Effective expenses incurred during the period
†
$2.43 $2.89 $3.24 $3.67 $3.82
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,025.02 $1,024.56 $1,024.20 $1,023.76 $1,023.62
Expenses incurred during the period*
$0.05 $0.52 $0.87 $1.32 $1.47
Effective expenses incurred during the period
†
$2.48 $2.95 $3.31 $3.75 $3.90
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.01% for
Institutional Class, 0.10% for Advisor Class, 0.17% for Premier Class, 0.26% for Retirement Class and 0.29% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.49% for Institutional Class, 0.58% for Advisor Class, 0.65% for Premier Class, 0.74% for Retirement Class and 0.77% for Retail Class.
16.5
Lifestyle Aggressive Growth Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$987.08 $986.49 $985.95 $985.84 $985.81
Expenses incurred during the period*
$0.25 $0.69 $1.04 $1.50 $1.71
Effective expenses incurred during the period
†
$2.86 $3.30 $3.64 $4.10 $4.32
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.82 $1,024.38 $1,024.03 $1,023.56 $1,023.35
Expenses incurred during the period*
$0.25 $0.70 $1.05 $1.52 $1.74
Effective expenses incurred during the period
†
$2.91 $3.36 $3.71 $4.18 $4.40
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.05% for
Institutional Class, 0.14% for Advisor Class, 0.21% for Premier Class, 0.30% for Retirement Class and 0.34% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.57% for Institutional Class, 0.66% for Advisor Class, 0.73% for Premier Class, 0.82% for Retirement Class and 0.87% for Retail Class.

Lifestyle Income Fund November 30, 2022
Portfolio of investments
(unaudited)
16
2022 Semiannual Report TIAA-CREF Lifestyle Funds
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—39.9%
1,844,033
TIAA-CREF Core Bond Fund $ 16,688,500
1,844,042
TIAA-CREF Core Plus Bond Fund 16,688,583
TOTAL FIXED INCOME 33,377,083
INTERNATIONAL EQUITY—7.4%
142,928
TIAA-CREF Emerging Markets Equity Fund 1,053,377
223,733
TIAA-CREF International Equity Fund 2,664,663
115,588
TIAA-CREF International Opportunities Fund 1,583,551
90,087
TIAA-CREF Quant International Small-Cap Equity Fund 866,639
TOTAL INTERNATIONAL EQUITY 6,168,230
SHORT-TERM FIXED INCOME—39.4%
3,344,570
TIAA-CREF Short-Term Bond Fund 32,877,121
TOTAL SHORT-TERM FIXED INCOME 32,877,121
U.S. EQUITY—13.2%
21,708
Nuveen Dividend Growth Fund 1,168,543
143,388
Nuveen Dividend Value Fund 2,180,937
68,067
Nuveen Growth Opportunities ETF 1,285,786
82,370
TIAA-CREF Growth & Income Fund 1,172,126
73,738
TIAA-CREF Large-Cap Growth Fund 1,283,780
103,465
TIAA-CREF Large-Cap Value Fund 2,180,011
25,894
TIAA-CREF Quant Small-Cap Equity Fund 442,524
99,440
TIAA-CREF Quant Small/Mid-Cap Equity Fund 1,339,453
TOTAL U.S. EQUITY 11,053,160
TOTAL AFFILIATED INVESTMENT COMPANIES 83,475,594
(Cost $88,417,361)
TOTAL INVESTMENTS—99.9% 83,475,594
(Cost $88,417,361)
OTHER ASSETS & LIABILITIES, NET—0.1% 47,737
NET ASSETS—100.0% $ 83,523,331
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

Portfolio of investments
(unaudited)
Lifestyle Conservative Fund November 30, 2022
17
TIAA-CREF Lifestyle Funds 2022 Semiannual Report
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%a
FIXED INCOME—39.6%
3,421,506
TIAA-CREF Core Bond Fund $ 30,964,629
10,264,521
TIAA-CREF Core Plus Bond Fund 92,893,916
TOTAL FIXED INCOME 123,858,545
INTERNATIONAL EQUITY—14.6%
1,060,683
TIAA-CREF Emerging Markets Equity Fund 7,817,234
1,659,626
TIAA-CREF International Equity Fund 19,766,140
857,058
TIAA-CREF International Opportunities Fund 11,741,691
668,611
TIAA-CREF Quant International Small-Cap Equity Fund 6,432,040
TOTAL INTERNATIONAL EQUITY 45,757,105
SHORT-TERM FIXED INCOME—19.5%
6,205,119
TIAA-CREF Short-Term Bond Fund 60,996,317
TOTAL SHORT-TERM FIXED INCOME 60,996,317
U.S. EQUITY—26.3%
189,597
Nuveen Dividend Growth Fund 10,206,008
962,513
Nuveen Dividend Value Fund 14,639,828
589,784
Nuveen Growth Opportunities ETF 11,141,020
718,143
TIAA-CREF Growth & Income Fund 10,219,177
637,659
TIAA-CREF Large-Cap Growth Fund 11,101,636
694,167
TIAA-CREF Large-Cap Value Fund 14,626,109
192,189
TIAA-CREF Quant Small-Cap Equity Fund 3,284,510
510,700
TIAA-CREF Quant Small/Mid-Cap Equity Fund 6,879,133
TOTAL U.S. EQUITY 82,097,421
TOTAL AFFILIATED INVESTMENT COMPANIES 312,709,388
(Cost $324,396,760)
TOTAL INVESTMENTS—100.0% 312,709,388
(Cost $324,396,760)
OTHER ASSETS & LIABILITIES, NET—0.0% 122,889
NET ASSETS—100.0% $ 312,832,277
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

Lifestyle Moderate Fund November 30, 2022
Portfolio of investments
(unaudited)
18
2022 Semiannual Report TIAA-CREF Lifestyle Funds
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%a
FIXED INCOME—39.2%
22,969,966
TIAA-CREF Core Plus Bond Fund $ 207,878,193
TOTAL FIXED INCOME 207,878,193
INTERNATIONAL EQUITY—21.8%
2,670,946
TIAA-CREF Emerging Markets Equity Fund 19,684,874
4,174,476
TIAA-CREF International Equity Fund 49,718,010
2,157,554
TIAA-CREF International Opportunities Fund 29,558,483
1,681,021
TIAA-CREF Quant International Small-Cap Equity Fund 16,171,424
TOTAL INTERNATIONAL EQUITY 115,132,791
U.S. EQUITY—39.0%
501,573
Nuveen Dividend Growth Fund 26,999,662
2,335,211
Nuveen Dividend Value Fund 35,518,557
1,556,019
Nuveen Growth Opportunities ETF 29,393,199
1,896,818
TIAA-CREF Growth & Income Fund 26,991,717
1,681,193
TIAA-CREF Large-Cap Growth Fund 29,269,577
1,684,971
TIAA-CREF Large-Cap Value Fund 35,502,339
483,888
TIAA-CREF Quant Small-Cap Equity Fund 8,269,649
1,095,072
TIAA-CREF Quant Small/Mid-Cap Equity Fund 14,750,627
TOTAL U.S. EQUITY 206,695,327
TOTAL AFFILIATED INVESTMENT COMPANIES 529,706,311
(Cost $540,425,178)
TOTAL INVESTMENTS—100.0% 529,706,311
(Cost $540,425,178)
OTHER ASSETS & LIABILITIES, NET—0.0% 184,204
NET ASSETS—100.0% $ 529,890,515
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

Portfolio of investments
(unaudited)
Lifestyle Growth Fund November 30, 2022
19
TIAA-CREF Lifestyle Funds 2022 Semiannual Report
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—19.5%
6,050,278
TIAA-CREF Core Plus Bond Fund $ 54,755,014
TOTAL FIXED INCOME 54,755,014
INTERNATIONAL EQUITY—28.7%
1,871,474
TIAA-CREF Emerging Markets Equity Fund 13,792,764
2,931,630
TIAA-CREF International Equity Fund 34,915,707
1,512,747
TIAA-CREF International Opportunities Fund 20,724,638
1,179,491
TIAA-CREF Quant International Small-Cap Equity Fund 11,346,699
TOTAL INTERNATIONAL EQUITY 80,779,808
U.S. EQUITY—51.7%
360,586
Nuveen Dividend Growth Fund 19,410,334
1,610,302
Nuveen Dividend Value Fund 24,492,691
1,118,230
Nuveen Growth Opportunities ETF 21,123,365
1,365,472
TIAA-CREF Growth & Income Fund 19,430,664
1,209,849
TIAA-CREF Large-Cap Growth Fund 21,063,463
1,162,853
TIAA-CREF Large-Cap Value Fund 24,501,313
339,838
TIAA-CREF Quant Small-Cap Equity Fund 5,807,832
702,574
TIAA-CREF Quant Small/Mid-Cap Equity Fund 9,463,669
TOTAL U.S. EQUITY 145,293,331
TOTAL AFFILIATED INVESTMENT COMPANIES 280,828,153
(Cost $277,073,368)
TOTAL INVESTMENTS—99.9% 280,828,153
(Cost $277,073,368)
OTHER ASSETS & LIABILITIES, NET—0.1% 162,820
NET ASSETS—100.0% $ 280,990,973
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

Lifestyle Aggressive Growth Fund November 30, 2022
Portfolio of investments
(unaudited)
20
2022 Semiannual Report TIAA-CREF Lifestyle Funds
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%a
INTERNATIONAL EQUITY—35.7%
1,770,785
TIAA-CREF Emerging Markets Equity Fund $ 13,050,683
2,761,141
TIAA-CREF International Equity Fund 32,885,192
1,423,652
TIAA-CREF International Opportunities Fund 19,504,028
1,109,727
TIAA-CREF Quant International Small-Cap Equity Fund 10,675,569
TOTAL INTERNATIONAL EQUITY 76,115,472
U.S. EQUITY—64.0%
343,931
Nuveen Dividend Growth Fund 18,513,815
1,494,893
Nuveen Dividend Value Fund 22,737,315
1,068,395
Nuveen Growth Opportunities ETF 20,181,982
1,302,045
TIAA-CREF Growth & Income Fund 18,528,104
1,152,126
TIAA-CREF Large-Cap Growth Fund 20,058,506
1,082,330
TIAA-CREF Large-Cap Value Fund 22,804,701
320,141
TIAA-CREF Quant Small-Cap Equity Fund 5,471,208
623,657
TIAA-CREF Quant Small/Mid-Cap Equity Fund 8,400,654
TOTAL U.S. EQUITY 136,696,285
TOTAL AFFILIATED INVESTMENT COMPANIES 212,811,757
(Cost $204,766,275)
TOTAL INVESTMENTS—99.7% 212,811,757
(Cost $204,766,275)
OTHER ASSETS & LIABILITIES, NET—0.3% 630,053
NET ASSETS—100.0% $ 213,441,810
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

TIAA-CREF Lifestyle Funds November 30, 2022
Statements of assets and liabilities
(unaudited)
See notes to financial statements
22
2022 Semiannual Report TIAA-CREF Lifestyle Funds
16.1
Lifestyle Income Fund
16.2
Lifestyle Conservative Fund
16.3
Lifestyle Moderate Fund
ASSETS
Affiliated investments, at value
‡
$ 83,475,594 $ 312,709,388 $ 529,706,311
Cash 21,015 160,410 373,074
Receivable from securities transactions 323,588 1,494,079 3,211,342
Receivable from Fund shares sold 39,513 73,597 54,508
Dividends and interest receivable 176,018 519,089 649,794
Due from affiliates 16,036 18,902 40,276
Other 2,631 7,245 10,961
Total assets 84,054,395 314,982,710 534,046,266
LIABILITIES
Management fees payable 6,787 25,134 42,130
Service agreement fees payable 3,805 10,741 22,771
Distribution fees payable 10,275 41,671 68,191
Due to affiliates 7,215 7,698 8,134
Overdraft payable – – –
Payable for securities transactions 430,645 1,848,145 3,700,592
Payable for Fund shares redeemed 62,804 189,500 270,746
Payable for trustee compensation 2,587 7,105 10,620
Accrued expenses and other payables 6,946 20,439 32,567
Total liabilities 531,064 2,150,433 4,155,751
NET ASSETS $ 83,523,331 $ 312,832,277 $ 529,890,515
NET ASSETS CONSIST OF:
Paid-in-capital $ 89,782,789 $ 326,903,879 $ 540,672,581
Total distributable earnings (loss) (6,259,458) (14,071,602) (10,782,066)
NET ASSETS $ 83,523,331 $ 312,832,277 $ 529,890,515
INSTITUTIONAL CLASS:
Net assets $ 14,178,976 $ 50,916,376 $ 70,108,537
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 1,373,716 4,301,052 5,258,962
Net asset value per share $ 10.32 $ 11.84 $ 13.33
ADVISOR CLASS:
Net assets $ 112,656 $ 3,585,309 $ 9,194,444
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 10,917 302,930 689,938
Net asset value per share $ 10.32 $ 11.84 $ 13.33
PREMIER CLASS:
Net assets $ 352,244 $ 255,482 $ 267,343
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 34,105 21,574 20,000
Net asset value per share $ 10.33 $ 11.84 $ 13.37
RETIREMENT CLASS:
Net assets $ 18,476,683 $ 50,832,373 $ 107,169,771
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 1,792,108 4,300,358 8,052,432
Net asset value per share $ 10.31 $ 11.82 $ 13.31
RETAIL CLASS:
Net assets $ 50,402,772 $ 207,242,737 $ 343,150,420
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 4,888,522 17,541,034 25,797,757
Net asset value per share $ 10.31 $ 11.81 $ 13.30
‡
Affiliated investments, cost $ 88,417,361 $ 324,396,760 $ 540,425,178

See notes to financial statements
23
TIAA-CREF Lifestyle Funds 2022 Semiannual Report
concluded
16.4
Lifestyle Growth Fund
16.5
Lifestyle Aggressive Growth
Fund
$ 280,828,153 $ 212,811,757
– 200,620
2,065,875 1,844,689
100,340 499,567
170,878 –
38,380 26,057
5,406 3,860
283,209,032 215,386,550
22,227 16,733
11,140 11,525
35,761 20,255
7,615 7,470
27,711 –
2,031,438 1,845,682
54,445 20,578
5,298 3,762
22,424 18,735
2,218,059 1,944,740
$ 280,990,973 $ 213,441,810
$ 276,662,268 $ 203,741,885
4,328,705 9,699,925
$ 280,990,973 $ 213,441,810
$ 42,930,375 $ 50,122,570
2,846,954 2,981,911
$ 15.08 $ 16.81
$ 4,074,839 $ 5,339,967
270,622 317,802
$ 15.06 $ 16.80
$ 309,912 $ 336,852
20,552 20,000
$ 15.08 $ 16.84
$ 53,155,845 $ 54,876,619
3,547,291 3,284,426
$ 14.98 $ 16.71
$ 180,520,002 $ 102,765,802
12,067,195 6,164,146
$ 14.96 $ 16.67
$ 277,073,368 $ 204,766,275

TIAA-CREF Lifestyle Funds For the period ended November 30, 2022
Statements of operations
(unaudited)
See notes to financial statements
24
2022 Semiannual Report TIAA-CREF Lifestyle Funds
16.1
Lifestyle Income Fund
16.2
Lifestyle Conservative Fund
16.3
Lifestyle Moderate Fund
INVESTMENT INCOME
Dividends from affiliated investments $ 1,085,609 $ 3,496,310 $ 4,902,392
Total income 1,085,609 3,496,310 4,902,392
EXPENSES
Management fees 43,005 159,475 263,798
Shareholder servicing — Institutional Class 183 588 288
Shareholder servicing — Advisor Class 24 1,761 3,857
Shareholder servicing — Premier Class 20 27 15
Shareholder servicing — Retirement Class 24,171 65,195 133,480
Shareholder servicing — Retail Class 6,516 23,379 39,963
Distribution fees — Premier Class 259 188 196
Distribution fees — Retail Class 65,084 263,866 426,448
Registration fees 35,218 36,930 38,160
Administrative service fees 30,905 32,989 34,848
Trustee fees and expenses 583 2,219 3,635
Other expenses 35,784 45,676 54,404
Total expenses 241,752 632,293 999,092
Less: Expenses reimbursed by the investment adviser (102,309) (118,008) (249,691)
Net expenses 139,443 514,285 749,401
Net investment income (loss) 946,166 2,982,025 4,152,991
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Affiliated investments (1,580,528) (8,786,471) (16,596,071)
Net realized gain (loss) on total investments (1,580,528) (8,786,471) (16,596,071)
Change in unrealized appreciation (depreciation) on:
Affiliated investments (1,337,588) (2,273,275) (1,686,418)
Net change in unrealized appreciation (depreciation) on total investments (1,337,588) (2,273,275) (1,686,418)
Net realized and unrealized gain (loss) on total investments (2,918,116) (11,059,746) (18,282,489)
Net increase (decrease) in net assets from operations $ (1,971,950) $ (8,077,721) $ (14,129,498)

See notes to financial statements
25
TIAA-CREF Lifestyle Funds 2022 Semiannual Report
concluded
16.4
Lifestyle Growth Fund
16.5
Lifestyle Aggressive Growth
Fund
$ 1,774,355 $ 740,194
1,774,355 740,194
138,268 102,290
287 607
1,938 2,433
18 14
65,240 65,829
25,336 21,325
223 240
220,813 123,565
36,103 35,240
32,604 31,961
1,912 1,381
45,096 41,369
567,838 426,254
(240,105) (161,620)
327,733 264,634
1,446,622 475,560
(10,614,102) (7,936,709)
(10,614,102) (7,936,709)
3,021,963 4,157,794
3,021,963 4,157,794
(7,592,139) (3,778,915)
$ (6,145,517) $ (3,303,355)

TIAA-CREF Lifestyle Funds For the period or year ended
Statements of changes in net assets
See notes to financial statements
26
2022 Semiannual Report TIAA-CREF Lifestyle Funds
16.1
Lifestyle Income Fund
16.2
Lifestyle Conservative Fund
November 30, 2022 May 31, 2022 November 30, 2022 May 31, 2022
(unaudited) (unaudited)
OPERATIONS
Net investment income (loss) $ 946,166 $ 1,576,296 $ 2,982,025 $ 5,765,592
Net realized gain (loss) on total investments (1,580,528) 2,209,592 (8,786,471) 17,005,753
Net change in unrealized appreciation (depreciation) on
total investments (1,337,588) (10,696,141) (2,273,275) (54,077,906)
Net increase (decrease) in net assets from operations (1,971,950) (6,910,253) (8,077,721) (31,306,561)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Institutional Class
Institutional Class (163,132) (836,728) (498,597) (4,431,319)
Advisor Class
Advisor Class (1,294) (6,307) (32,679) (339,685)
Premier Class
Premier Class (3,673) (17,464) (2,180) (52,692)
Retirement Class
Retirement Class (198,316) (1,157,098) (432,013) (4,185,093)
Retail Class
Retail Class (529,715) (2,756,387) (1,724,741) (16,856,416)
Total distributions (896,130) (4,773,984) (2,690,210) (25,865,205)
SHAREHOLDER TRANSACTIONS
Subscriptions: Institutional Class 532,799 4,263,659 4,058,551 23,362,833
Advisor Class
Advisor Class – – 110,449 473,505
Premier Class
Premier Class 12,247 24,522 958 1,854
Retirement Class
Retirement Class 187,671 2,357,343 1,830,138 8,891,734
Retail Class
Retail Class 1,661,644 9,519,545 4,726,897 31,346,297
Reinvestments of distributions: Institutional Class 163,014 835,911 498,444 4,430,324
Advisor Class
Advisor Class 187 958 30,231 312,471
Premier Class
Premier Class 1,468 6,308 154 33,362
Retirement Class
Retirement Class 198,211 1,156,553 431,917 4,184,140
Retail Class
Retail Class 515,617 2,697,330 1,683,641 16,437,360
Redemptions: Institutional Class (1,317,467) (3,384,411) (7,577,899) (15,936,143)
Advisor Class
Advisor Class (3,417) – (310,068) (3,384,957)
Premier Class
Premier Class – – (12) (431,738)
Retirement Class
Retirement Class (1,707,584) (6,421,522) (6,347,607) (10,126,408)
Retail Class
Retail Class (5,213,350) (8,204,860) (16,884,244) (30,066,499)
Net increase (decrease) from shareholder transactions (4,968,960) 2,851,336 (17,748,450) 29,528,135
Net increase (decrease) in net assets (7,837,040) (8,832,901) (28,516,381) (27,643,631)
NET ASSETS
Beginning of period 91,360,371 100,193,272 341,348,658 368,992,289
End of period $ 83,523,331 $ 91,360,371 $ 312,832,277 $ 341,348,658
CHANGE IN FUND SHARES
Shares sold: Institutional Class 52,809 361,498 348,206 1,671,625
Advisor Class
Advisor Class – – 9,435 34,696
Premier Class
Premier Class 1,198 2,109 83 135
Retirement Class
Retirement Class 18,297 203,018 157,633 664,895
Retail Class
Retail Class 161,175 812,775 405,231 2,275,778
Shares reinvested: Institutional Class 16,149 72,451 44,052 328,770
Advisor Class
Advisor Class 18 83 2,672 23,156
Premier Class
Premier Class 145 547 13 2,472
Retirement Class
Retirement Class 19,660 100,314 38,210 310,828
Retail Class
Retail Class 51,119 234,085 148,997 1,222,242
Shares redeemed: Institutional Class (126,219) (299,059) (662,294) (1,178,318)
Advisor Class
Advisor Class (324) – (26,843) (240,150)
Premier Class
Premier Class – – (1) (35,378)
Retirement Class
Retirement Class (166,707) (568,567) (547,106) (753,489)
Retail Class
Retail Class (510,685) (714,785) (1,463,607) (2,250,452)
Net increase (decrease) from shareholder transactions (483,365) 204,469 (1,545,319) 2,076,810

See notes to financial statements
27
TIAA-CREF Lifestyle Funds 2022 Semiannual Report
concluded
16.3
Lifestyle Moderate Fund
16.4
Lifestyle Growth Fund
16.5
Lifestyle Aggressive Growth Fund
November 30, 2022 May 31, 2022 November 30, 2022 May 31, 2022 November 30, 2022 May 31, 2022
(unaudited) (unaudited) (unaudited)
$ 4,152,991 $ 9,516,942 $ 1,446,622 $ 4,314,720 $ 475,560 $ 2,730,484
(16,596,071) 42,275,385 (10,614,102) 28,405,196 (7,936,709) 23,759,877
(1,686,418) (114,633,540) 3,021,963 (67,414,056) 4,157,794 (52,907,742)
(14,129,498) (62,841,213) (6,145,517) (34,694,140) (3,303,355) (26,417,381)
– – – – – –
(550,323) (8,103,346) – (5,355,950) – (5,778,488)
(70,179) (1,171,871) – (694,923) – (989,824)
(1,770) (61,004) – (205,101) – (46,479)
(691,482) (11,237,327) – (6,371,554) – (7,035,640)
(2,167,886) (36,277,173) – (21,994,766) – (13,194,207)
(3,481,640) (56,850,721) – (34,622,294) – (27,044,638)
2,567,212 26,123,926 1,397,433 12,980,353 4,355,994 22,751,702
418,190 931,203 140,796 598,661 162,867 898,962
– – – 82,521 – –
3,623,726 19,396,801 1,530,050 12,450,340 2,215,805 7,448,262
7,136,648 42,046,707 3,287,436 19,945,763 2,791,567 15,244,543
550,222 8,101,844 – 5,328,047 – 5,776,132
67,006 1,138,162 – 510,525 – 548,325
– 31,451 – 166,262 – –
691,398 11,235,866 – 6,369,630 – 7,020,358
2,114,113 35,444,015 – 21,770,984 – 12,973,531
(7,032,173) (18,516,305) (4,391,912) (9,118,197) (4,025,278) (12,126,619)
(1,806,549) (2,549,794) (1,103,286) (2,681,582) (958,123) (2,551,515)
– (319,497) – (1,545,777) – –
(7,919,078) (13,879,667) (4,102,327) (8,175,321) (2,634,795) (10,209,697)
(21,941,290) (44,191,047) (9,090,291) (20,166,846) (4,505,113) (14,044,120)
(21,530,575) 64,993,665 (12,332,101) 38,515,363 (2,597,076) 33,729,864
(39,141,713) (54,698,269) (18,477,618) (30,801,071) (5,900,431) (19,732,155)
569,032,228 623,730,497 299,468,591 330,269,662 219,342,241 239,074,396
$ 529,890,515 $ 569,032,228 $ 280,990,973 $ 299,468,591 $ 213,441,810 $ 219,342,241
198,486 1,583,711 95,572 718,957 272,310 1,119,149
32,465 58,233 9,915 35,763 10,592 46,946
– – – 4,633 – –
275,435 1,212,420 104,986 686,408 139,811 365,593
547,462 2,642,992 228,716 1,088,075 176,360 749,628
44,120 523,566 — 308,336 — 299,592
5,373 73,543 – 29,561 – 28,425
– 2,028 – 9,622 – –
55,529 727,459 – 370,112 – 365,454
169,917 2,296,349 – 1,267,228 – 676,762
(546,997) (1,185,849) (313,509) (513,704) (255,822) (607,525)
(141,011) (161,424) (74,531) (150,710) (59,662) (138,272)
– (23,228) – (100,267) – –
(613,258) (893,057) (288,002) (460,999) (168,595) (510,140)
(1,693,342) (2,831,103) (629,826) (1,156,887) (285,250) (719,021)
(1,665,821) 4,025,640 (866,679) 2,136,128 (170,256) 1,676,591

TIAA-CREF Lifestyle Funds
Financial highlights
See notes to financial statements
28
2022 Semiannual Report TIAA-CREF Lifestyle Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
16.1
LIFESTYLE INCOME FUND
Institutional Class: 11/30/22
#
$ 10 .65 $ 0 .12 $ ( 0 .33 ) $ ( 0 .21 ) $ ( 0 .12 ) $ — $ ( 0 .12 ) $ 10 .32
5/31/22 11 .97 0 .21 ( 0 .96 ) ( 0 .75 ) ( 0 .25 ) ( 0 .32 ) ( 0 .57 ) 10 .65
5/31/21 11 .22 0 .20 0 .98 1 .18 ( 0 .26 ) ( 0 .17 ) ( 0 .43 ) 11 .97
5/31/20 11 .02 0 .26 0 .33 0 .59 ( 0 .27 ) ( 0 .12 ) ( 0 .39 ) 11 .22
5/31/19 11 .08 0 .28 0 .05 0 .33 ( 0 .29 ) ( 0 .10 ) ( 0 .39 ) 11 .02
5/31/18 11 .04 0 .24 0 .13 0 .37 ( 0 .27 ) ( 0 .06 ) ( 0 .33 ) 11 .08
Advisor Class: 11/30/22
#
10 .65 0 .12 ( 0 .33 ) ( 0 .21 ) ( 0 .12 ) — ( 0 .12 ) 10 .32
5/31/22 11 .96 0 .20 ( 0 .95 ) ( 0 .75 ) ( 0 .24 ) ( 0 .32 ) ( 0 .56 ) 10 .65
5/31/21 11 .22 0 .19 0 .98 1 .17 ( 0 .26 ) ( 0 .17 ) ( 0 .43 ) 11 .96
5/31/20 11 .02 0 .26 0 .33 0 .59 ( 0 .27 ) ( 0 .12 ) ( 0 .39 ) 11 .22
5/31/19 11 .07 0 .28 0 .06 0 .34 ( 0 .29 ) ( 0 .10 ) ( 0 .39 ) 11 .02
5/31/18 11 .04 0 .24 0 .12 0 .36 ( 0 .27 ) ( 0 .06 ) ( 0 .33 ) 11 .07
Premier Class: 11/30/22
#
10 .66 0 .12 ( 0 .34 ) ( 0 .22 ) ( 0 .11 ) — ( 0 .11 ) 10 .33
5/31/22 11 .98 0 .19 ( 0 .96 ) ( 0 .77 ) ( 0 .23 ) ( 0 .32 ) ( 0 .55 ) 10 .66
5/31/21 11 .23 0 .18 0 .98 1 .16 ( 0 .24 ) ( 0 .17 ) ( 0 .41 ) 11 .98
5/31/20 11 .02 0 .25 0 .34 0 .59 ( 0 .26 ) ( 0 .12 ) ( 0 .38 ) 11 .23
5/31/19 11 .09 0 .27 0 .04 0 .31 ( 0 .28 ) ( 0 .10 ) ( 0 .38 ) 11 .02
5/31/18 11 .05 0 .23 0 .12 0 .35 ( 0 .25 ) ( 0 .06 ) ( 0 .31 ) 11 .09
Retirement Class: 11/30/22
#
10 .64 0 .11 ( 0 .33 ) ( 0 .22 ) ( 0 .11 ) — ( 0 .11 ) 10 .31
5/31/22 11 .96 0 .18 ( 0 .96 ) ( 0 .78 ) ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 10 .64
5/31/21 11 .21 0 .17 0 .98 1 .15 ( 0 .23 ) ( 0 .17 ) ( 0 .40 ) 11 .96
5/31/20 11 .00 0 .24 0 .34 0 .58 ( 0 .25 ) ( 0 .12 ) ( 0 .37 ) 11 .21
5/31/19 11 .06 0 .25 0 .06 0 .31 ( 0 .27 ) ( 0 .10 ) ( 0 .37 ) 11 .00
5/31/18 11 .03 0 .21 0 .12 0 .33 ( 0 .24 ) ( 0 .06 ) ( 0 .30 ) 11 .06
Retail Class: 11/30/22
#
10 .64 0 .11 ( 0 .34 ) ( 0 .23 ) ( 0 .10 ) — ( 0 .10 ) 10 .31
5/31/22 11 .96 0 .18 ( 0 .96 ) ( 0 .78 ) ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 10 .64
5/31/21 11 .21 0 .16 0 .99 1 .15 ( 0 .23 ) ( 0 .17 ) ( 0 .40 ) 11 .96
5/31/20 11 .01 0 .23 0 .33 0 .56 ( 0 .24 ) ( 0 .12 ) ( 0 .36 ) 11 .21
5/31/19 11 .07 0 .25 0 .05 0 .30 ( 0 .26 ) ( 0 .10 ) ( 0 .36 ) 11 .01
5/31/18 11 .03 0 .21 0 .13 0 .34 ( 0 .24 ) ( 0 .06 ) ( 0 .30 ) 11 .07
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements
29
TIAA-CREF Lifestyle Funds 2022 Semiannual Report
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses e
Net
expenses e
Net
investment
income (loss)
Portfolio
turnover
rate
( 1 .96 ) %
b
$ 14,179 0 .34%
c
0 .10%
c
2 .42%
c
9%
b
( 6 .56 ) 15,247 0 .30 0 .10 1 .78 20
10 .58 15,514 0 .29 0 .10 1 .67 27
5 .53 8,234 0 .36 0 .10 2 .37 27
3 .26 8,683 0 .36 0 .10 2 .57 29
3 .25 3,498 0 .36 0 .10 2 .19 19
( 1 .97 )
b
113 0 .38
c
0 .14
c
2 .38
c
9
b
( 6 .55 ) 120 0 .35 0 .15 1 .72 20
10 .48 133 0 .33 0 .14 1 .63 27
5 .47 110 0 .41 0 .15 2 .31 27
3 .24 110 0 .37 0 .13 2 .53 29
3 .24 105 0 .37 0 .11 2 .17 19
( 2 .03 )
b
352 0 .50
c
0 .25
c
2 .28
c
9
b
( 6 .61 ) 349 0 .46 0 .25 1 .63 20
10 .32 361 0 .45 0 .25 1 .53 27
5 .47 313 0 .52 0 .25 2 .15 27
3 .02 810 0 .51 0 .25 2 .44 29
3 .10 255 0 .52 0 .25 2 .04 19
( 2 .09 )
b
18,477 0 .59
c
0 .35
c
2 .17
c
9
b
( 6 .71 ) 20,443 0 .55 0 .35 1 .51 20
10 .23 26,139 0 .54 0 .35 1 .43 27
5 .35 19,742 0 .60 0 .35 2 .11 27
2 .92 15,504 0 .60 0 .35 2 .29 29
3 .00 16,847 0 .61 0 .35 1 .93 19
( 2 .10 )
b
50,403 0 .61
c
0 .38
c
2 .15
c
9
b
( 6 .73 ) 55,202 0 .58 0 .35 1 .52 20
10 .21 58,046 0 .57 0 .38 1 .40 27
5 .23 50,890 0 .63 0 .38 2 .09 27
2 .98 48,233 0 .63 0 .38 2 .27 29
2 .97 50,449 0 .63 0 .37 1 .91 19

Financial highlights
TIAA-CREF Lifestyle Funds
See notes to financial statements
30
2022 Semiannual Report TIAA-CREF Lifestyle Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
16.2
LIFESTYLE CONSERVATIVE FUND
Institutional Class: 11/30/22
#
$ 12 .21 $ 0 .12 $ ( 0 .38 ) $ ( 0 .26 ) $ ( 0 .11 ) $ — $ ( 0 .11 ) $ 11 .84
5/31/22 14 .25 0 .24 ( 1 .29 ) ( 1 .05 ) ( 0 .36 ) ( 0 .63 ) ( 0 .99 ) 12 .21
5/31/21 12 .57 0 .22 2 .11 2 .33 ( 0 .32 ) ( 0 .33 ) ( 0 .65 ) 14 .25
5/31/20 12 .26 0 .28 0 .49 0 .77 ( 0 .23 ) ( 0 .23 ) ( 0 .46 ) 12 .57
5/31/19 12 .58 0 .29 ( 0 .10 ) 0 .19 ( 0 .33 ) ( 0 .18 ) ( 0 .51 ) 12 .26
5/31/18 12 .22 0 .26 0 .49 0 .75 ( 0 .32 ) ( 0 .07 ) ( 0 .39 ) 12 .58
Advisor Class: 11/30/22
#
12 .20 0 .12 ( 0 .37 ) ( 0 .25 ) ( 0 .11 ) — ( 0 .11 ) 11 .84
5/31/22 14 .25 0 .22 ( 1 .30 ) ( 1 .08 ) ( 0 .34 ) ( 0 .63 ) ( 0 .97 ) 12 .20
5/31/21 12 .57 0 .21 2 .10 2 .31 ( 0 .30 ) ( 0 .33 ) ( 0 .63 ) 14 .25
5/31/20 12 .26 0 .30 0 .46 0 .76 ( 0 .22 ) ( 0 .23 ) ( 0 .45 ) 12 .57
5/31/19 12 .58 0 .26 ( 0 .08 ) 0 .18 ( 0 .32 ) ( 0 .18 ) ( 0 .50 ) 12 .26
5/31/18 12 .23 0 .25 0 .48 0 .73 ( 0 .31 ) ( 0 .07 ) ( 0 .38 ) 12 .58
Premier Class: 11/30/22
#
12 .21 0 .11 ( 0 .38 ) ( 0 .27 ) ( 0 .10 ) — ( 0 .10 ) 11 .84
5/31/22 14 .26 0 .22 ( 1 .30 ) ( 1 .08 ) ( 0 .34 ) ( 0 .63 ) ( 0 .97 ) 12 .21
5/31/21 12 .58 0 .20 2 .11 2 .31 ( 0 .30 ) ( 0 .33 ) ( 0 .63 ) 14 .26
5/31/20 12 .27 0 .26 0 .49 0 .75 ( 0 .21 ) ( 0 .23 ) ( 0 .44 ) 12 .58
5/31/19 12 .59 0 .27 ( 0 .10 ) 0 .17 ( 0 .31 ) ( 0 .18 ) ( 0 .49 ) 12 .27
5/31/18 12 .23 0 .24 0 .49 0 .73 ( 0 .30 ) ( 0 .07 ) ( 0 .37 ) 12 .59
Retirement Class: 11/30/22
#
12 .19 0 .11 ( 0 .38 ) ( 0 .27 ) ( 0 .10 ) — ( 0 .10 ) 11 .82
5/31/22 14 .23 0 .20 ( 1 .29 ) ( 1 .09 ) ( 0 .32 ) ( 0 .63 ) ( 0 .95 ) 12 .19
5/31/21 12 .55 0 .19 2 .10 2 .29 ( 0 .28 ) ( 0 .33 ) ( 0 .61 ) 14 .23
5/31/20 12 .25 0 .25 0 .48 0 .73 ( 0 .20 ) ( 0 .23 ) ( 0 .43 ) 12 .55
5/31/19 12 .57 0 .26 ( 0 .10 ) 0 .16 ( 0 .30 ) ( 0 .18 ) ( 0 .48 ) 12 .25
5/31/18 12 .21 0 .23 0 .49 0 .72 ( 0 .29 ) ( 0 .07 ) ( 0 .36 ) 12 .57
Retail Class: 11/30/22
#
12 .18 0 .11 ( 0 .39 ) ( 0 .28 ) ( 0 .09 ) — ( 0 .09 ) 11 .81
5/31/22 14 .22 0 .20 ( 1 .29 ) ( 1 .09 ) ( 0 .32 ) ( 0 .63 ) ( 0 .95 ) 12 .18
5/31/21 12 .55 0 .18 2 .10 2 .28 ( 0 .28 ) ( 0 .33 ) ( 0 .61 ) 14 .22
5/31/20 12 .24 0 .25 0 .49 0 .74 ( 0 .20 ) ( 0 .23 ) ( 0 .43 ) 12 .55
5/31/19 12 .56 0 .25 ( 0 .10 ) 0 .15 ( 0 .29 ) ( 0 .18 ) ( 0 .47 ) 12 .24
5/31/18 12 .20 0 .22 0 .49 0 .71 ( 0 .28 ) ( 0 .07 ) ( 0 .35 ) 12 .56
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements
31
TIAA-CREF Lifestyle Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses e
Net
expenses e
Net
investment
income (loss)
Portfolio
turnover
rate
( 2 .07 ) %
b
$ 50,916 0 .18%
c
0 .10%
c
2 .09%
c
11%
b
( 7 .99 ) 55,791 0 .16 0 .10 1 .77 21
18 .77 53,420 0 .17 0 .10 1 .63 35
6 .44 34,603 0 .19 0 .10 2 .25 29
1 .68 27,635 0 .20 0 .10 2 .34 24
6 .17 18,299 0 .25 0 .10 2 .05 13
( 2 .04 )
b
3,585 0 .27
c
0 .20
c
2 .00
c
11
b
( 8 .09 ) 3,876 0 .26 0 .20 1 .62 21
18 .57 7,122 0 .26 0 .20 1 .54 35
6 .33 6,559 0 .29 0 .20 2 .45 29
1 .62 379 0 .27 0 .18 2 .16 24
6 .07 172 0 .22 0 .12 2 .00 13
( 2 .16 )
b
255 0 .35
c
0 .25
c
1 .95
c
11
b
( 8 .14 ) 262 0 .32 0 .25 1 .60 21
18 .49 774 0 .32 0 .25 1 .48 35
6 .27 665 0 .35 0 .25 2 .05 29
1 .62 699 0 .35 0 .25 2 .17 24
5 .93 269 0 .38 0 .25 1 .91 13
( 2 .21 )
b
50,832 0 .42
c
0 .35
c
1 .84
c
11
b
( 8 .17 ) 56,686 0 .41 0 .35 1 .50 21
18 .44 63,022 0 .41 0 .34 1 .39 35
6 .11 46,255 0 .43 0 .33 1 .98 29
1 .51 44,397 0 .44 0 .35 2 .08 24
5 .83 42,506 0 .45 0 .35 1 .81 13
( 2 .22 )
b
207,243 0 .45
c
0 .37
c
1 .82
c
11
b
( 8 .25 ) 224,733 0 .43 0 .36 1 .49 21
18 .40 244,655 0 .44 0 .37 1 .36 35
6 .16 206,100 0 .45 0 .37 1 .99 29
1 .41 157,919 0 .46 0 .37 2 .06 24
5 .90 163,097 0 .47 0 .37 1 .79 13

Financial highlights
TIAA-CREF Lifestyle Funds
See notes to financial statements
32
2022 Semiannual Report TIAA-CREF Lifestyle Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
16.3
LIFESTYLE MODERATE FUND
Institutional Class: 11/30/22
#
$ 13 .74 $ 0 .12 $ ( 0 .43 ) $ ( 0 .31 ) $ ( 0 .10 ) $ — $ ( 0 .10 ) $ 13 .33
5/31/22 16 .68 0 .28 ( 1 .71 ) ( 1 .43 ) ( 0 .49 ) ( 1 .02 ) ( 1 .51 ) 13 .74
5/31/21 13 .84 0 .25 3 .47 3 .72 ( 0 .38 ) ( 0 .50 ) ( 0 .88 ) 16 .68
5/31/20 13 .55 0 .29 0 .67 0 .96 ( 0 .28 ) ( 0 .39 ) ( 0 .67 ) 13 .84
5/31/19 14 .18 0 .29 ( 0 .30 ) ( 0 .01 ) ( 0 .36 ) ( 0 .26 ) ( 0 .62 ) 13 .55
5/31/18 13 .44 0 .26 0 .94 1 .20 ( 0 .37 ) ( 0 .09 ) ( 0 .46 ) 14 .18
Advisor Class: 11/30/22
#
13 .74 0 .11 ( 0 .42 ) ( 0 .31 ) ( 0 .10 ) — ( 0 .10 ) 13 .33
5/31/22 16 .67 0 .26 ( 1 .70 ) ( 1 .44 ) ( 0 .47 ) ( 1 .02 ) ( 1 .49 ) 13 .74
5/31/21 13 .84 0 .23 3 .47 3 .70 ( 0 .37 ) ( 0 .50 ) ( 0 .87 ) 16 .67
5/31/20 13 .55 0 .37 0 .58 0 .95 ( 0 .27 ) ( 0 .39 ) ( 0 .66 ) 13 .84
5/31/19 14 .18 0 .28 ( 0 .29 ) ( 0 .01 ) ( 0 .36 ) ( 0 .26 ) ( 0 .62 ) 13 .55
5/31/18 13 .44 0 .26 0 .93 1 .19 ( 0 .36 ) ( 0 .09 ) ( 0 .45 ) 14 .18
Premier Class: 11/30/22
#
13 .78 0 .11 ( 0 .43 ) ( 0 .32 ) ( 0 .09 ) — ( 0 .09 ) 13 .37
5/31/22 16 .72 0 .26 ( 1 .72 ) ( 1 .46 ) ( 0 .46 ) ( 1 .02 ) ( 1 .48 ) 13 .78
5/31/21 13 .87 0 .23 3 .48 3 .71 ( 0 .36 ) ( 0 .50 ) ( 0 .86 ) 16 .72
5/31/20 13 .58 0 .24 0 .70 0 .94 ( 0 .26 ) ( 0 .39 ) ( 0 .65 ) 13 .87
5/31/19 14 .21 0 .28 ( 0 .30 ) ( 0 .02 ) ( 0 .35 ) ( 0 .26 ) ( 0 .61 ) 13 .58
5/31/18 13 .47 0 .21 0 .96 1 .17 ( 0 .34 ) ( 0 .09 ) ( 0 .43 ) 14 .21
Retirement Class: 11/30/22
#
13 .72 0 .10 ( 0 .43 ) ( 0 .33 ) ( 0 .08 ) — ( 0 .08 ) 13 .31
5/31/22 16 .65 0 .23 ( 1 .70 ) ( 1 .47 ) ( 0 .44 ) ( 1 .02 ) ( 1 .46 ) 13 .72
5/31/21 13 .82 0 .21 3 .47 3 .68 ( 0 .35 ) ( 0 .50 ) ( 0 .85 ) 16 .65
5/31/20 13 .53 0 .25 0 .68 0 .93 ( 0 .25 ) ( 0 .39 ) ( 0 .64 ) 13 .82
5/31/19 14 .17 0 .26 ( 0 .31 ) ( 0 .05 ) ( 0 .33 ) ( 0 .26 ) ( 0 .59 ) 13 .53
5/31/18 13 .43 0 .23 0 .94 1 .17 ( 0 .34 ) ( 0 .09 ) ( 0 .43 ) 14 .17
Retail Class: 11/30/22
#
13 .71 0 .10 ( 0 .43 ) ( 0 .33 ) ( 0 .08 ) — ( 0 .08 ) 13 .30
5/31/22 16 .64 0 .23 ( 1 .70 ) ( 1 .47 ) ( 0 .44 ) ( 1 .02 ) ( 1 .46 ) 13 .71
5/31/21 13 .82 0 .20 3 .46 3 .66 ( 0 .34 ) ( 0 .50 ) ( 0 .84 ) 16 .64
5/31/20 13 .52 0 .27 0 .67 0 .94 ( 0 .25 ) ( 0 .39 ) ( 0 .64 ) 13 .82
5/31/19 14 .16 0 .25 ( 0 .30 ) ( 0 .05 ) ( 0 .33 ) ( 0 .26 ) ( 0 .59 ) 13 .52
5/31/18 13 .42 0 .23 0 .93 1 .16 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 14 .16
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements
33
TIAA-CREF Lifestyle Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses e
Net
expenses e
Net
investment
income (loss)
Portfolio
turnover
rate
( 2 .20 ) %
b
$ 70,109 0 .15%
c
0 .06%
c
1 .80%
c
11%
b
( 9 .58 ) 76,453 0 .14 0 .10 1 .75 21
27 .47 77,429 0 .15 0 .09 1 .58 47
7 .23 52,090 0 .16 0 .10 2 .10 31
0 .14 39,367 0 .17 0 .10 2 .16 23
9 .04 24,246 0 .18 0 .10 1 .88 10
( 2 .24 )
b
9,194 0 .23
c
0 .14
c
1 .72
c
11
b
( 9 .60 ) 10,895 0 .22 0 .18 1 .64 21
27 .29 13,719 0 .23 0 .17 1 .50 47
7 .12 12,977 0 .26 0 .20 2 .64 31
0 .09 707 0 .23 0 .16 2 .02 23
8 .96 163 0 .26 0 .18 1 .86 10
( 2 .29 )
b
267 0 .31
c
0 .22
c
1 .65
c
11
b
( 9 .64 ) 276 0 .30 0 .25 1 .60 21
27 .22 689 0 .31 0 .24 1 .45 47
7 .03 557 0 .32 0 .25 1 .72 31
0 .01 1,001 0 .32 0 .25 2 .06 23
8 .79 310 0 .34 0 .25 1 .53 10
( 2 .33 )
b
107,170 0 .40
c
0 .31
c
1 .55
c
11
b
( 9 .77 ) 114,335 0 .39 0 .35 1 .48 21
27 .12 121,361 0 .40 0 .34 1 .35 47
6 .95 93,587 0 .41 0 .35 1 .81 31
( 0 .11 ) 92,295 0 .42 0 .35 1 .87 23
8 .70 93,842 0 .43 0 .35 1 .68 10
( 2 .35 )
b
343,150 0 .42
c
0 .33
c
1 .53
c
11
b
( 9 .78 ) 367,073 0 .41 0 .36 1 .46 21
27 .02 410,533 0 .42 0 .36 1 .32 47
7 .01 330,823 0 .43 0 .37 1 .95 31
( 0 .20 ) 215,314 0 .43 0 .37 1 .85 23
8 .76 213,691 0 .44 0 .37 1 .67 10

Financial highlights
TIAA-CREF Lifestyle Funds
See notes to financial statements
34
2022 Semiannual Report TIAA-CREF Lifestyle Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
16.4
LIFESTYLE GROWTH FUND
Institutional Class: 11/30/22
#
$ 15 .34 $ 0 .09 $ ( 0 .35 ) $ ( 0 .26 ) $ — $ — $ — $ 15 .08
5/31/22 18 .98 0 .27 ( 1 .94 ) ( 1 .67 ) ( 0 .62 ) ( 1 .35 ) ( 1 .97 ) 15 .34
5/31/21 14 .87 0 .23 4 .99 5 .22 ( 0 .41 ) ( 0 .70 ) ( 1 .11 ) 18 .98
5/31/20 14 .66 0 .28 0 .78 1 .06 ( 0 .28 ) ( 0 .57 ) ( 0 .85 ) 14 .87
5/31/19 15 .75 0 .26 ( 0 .63 ) ( 0 .37 ) ( 0 .36 ) ( 0 .36 ) ( 0 .72 ) 14 .66
5/31/18 14 .53 0 .25 1 .49 1 .74 ( 0 .42 ) ( 0 .10 ) ( 0 .52 ) 15 .75
Advisor Class: 11/30/22
#
15 .33 0 .09 ( 0 .36 ) ( 0 .27 ) — — — 15 .06
5/31/22 18 .96 0 .26 ( 1 .94 ) ( 1 .68 ) ( 0 .60 ) ( 1 .35 ) ( 1 .95 ) 15 .33
5/31/21 14 .86 0 .22 4 .98 5 .20 ( 0 .40 ) ( 0 .70 ) ( 1 .10 ) 18 .96
5/31/20 14 .65 0 .38 0 .66 1 .04 ( 0 .26 ) ( 0 .57 ) ( 0 .83 ) 14 .86
5/31/19 15 .74 0 .22 ( 0 .60 ) ( 0 .38 ) ( 0 .35 ) ( 0 .36 ) ( 0 .71 ) 14 .65
5/31/18 14 .52 0 .22 1 .52 1 .74 ( 0 .42 ) ( 0 .10 ) ( 0 .52 ) 15 .74
Premier Class: 11/30/22
#
15 .36 0 .08 ( 0 .36 ) ( 0 .28 ) — — — 15 .08
5/31/22 18 .97 0 .26 ( 1 .93 ) ( 1 .67 ) ( 0 .59 ) ( 1 .35 ) ( 1 .94 ) 15 .36
5/31/21 14 .87 0 .20 4 .99 5 .19 ( 0 .39 ) ( 0 .70 ) ( 1 .09 ) 18 .97
5/31/20 14 .65 0 .25 0 .79 1 .04 ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 14 .87
5/31/19 15 .75 0 .24 ( 0 .64 ) ( 0 .40 ) ( 0 .34 ) ( 0 .36 ) ( 0 .70 ) 14 .65
5/31/18 14 .53 0 .22 1 .51 1 .73 ( 0 .41 ) ( 0 .10 ) ( 0 .51 ) 15 .75
Retirement Class: 11/30/22
#
15 .27 0 .07 ( 0 .36 ) ( 0 .29 ) — — — 14 .98
5/31/22 18 .90 0 .22 ( 1 .93 ) ( 1 .71 ) ( 0 .57 ) ( 1 .35 ) ( 1 .92 ) 15 .27
5/31/21 14 .81 0 .18 4 .98 5 .16 ( 0 .37 ) ( 0 .70 ) ( 1 .07 ) 18 .90
5/31/20 14 .60 0 .23 0 .78 1 .01 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 14 .81
5/31/19 15 .69 0 .23 ( 0 .64 ) ( 0 .41 ) ( 0 .32 ) ( 0 .36 ) ( 0 .68 ) 14 .60
5/31/18 14 .48 0 .19 1 .52 1 .71 ( 0 .40 ) ( 0 .10 ) ( 0 .50 ) 15 .69
Retail Class: 11/30/22
#
15 .24 0 .07 ( 0 .35 ) ( 0 .28 ) — — — 14 .96
5/31/22 18 .87 0 .22 ( 1 .94 ) ( 1 .72 ) ( 0 .56 ) ( 1 .35 ) ( 1 .91 ) 15 .24
5/31/21 14 .79 0 .18 4 .97 5 .15 ( 0 .37 ) ( 0 .70 ) ( 1 .07 ) 18 .87
5/31/20 14 .58 0 .27 0 .74 1 .01 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 14 .79
5/31/19 15 .67 0 .22 ( 0 .64 ) ( 0 .42 ) ( 0 .31 ) ( 0 .36 ) ( 0 .67 ) 14 .58
5/31/18 14 .46 0 .19 1 .51 1 .70 ( 0 .39 ) ( 0 .10 ) ( 0 .49 ) 15 .67
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements
35
TIAA-CREF Lifestyle Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses e
Net
expenses e
Net
investment
income (loss)
Portfolio
turnover
rate
( 1 .69 ) %
b
$ 42,930 0 .19%
c
0 .01%
c
1 .27%
c
12%
b
( 9 .96 ) 47,024 0 .16 0 .08 1 .50 26
35 .87 48,422 0 .18 0 .09 1 .34 54
7 .18 33,985 0 .21 0 .10 1 .87 35
( 2 .07 ) 33,809 0 .23 0 .10 1 .76 29
12 .02 18,485 0 .24 0 .10 1 .59 18
( 1 .76 )
b
4,075 0 .28
c
0 .10
c
1 .17
c
12
b
( 10 .00 ) 5,138 0 .25 0 .16 1 .44 26
35 .72 7,976 0 .26 0 .17 1 .28 54
7 .03 8,870 0 .30 0 .20 2 .57 35
( 2 .13 ) 346 0 .29 0 .17 1 .45 29
12 .03 195 0 .31 0 .17 1 .41 18
( 1 .82 )
b
310 0 .35
c
0 .17
c
1 .11
c
12
b
( 9 .93 ) 316 0 .32 0 .23 1 .41 26
35 .62 2,022 0 .33 0 .24 1 .18 54
7 .02 1,356 0 .36 0 .25 1 .64 35
( 2 .24 ) 1,553 0 .38 0 .25 1 .63 29
11 .93 361 0 .42 0 .25 1 .39 18
( 1 .90 )
b
53,156 0 .43
c
0 .26
c
1 .02
c
12
b
( 10 .12 ) 56,946 0 .41 0 .33 1 .26 26
35 .51 59,232 0 .43 0 .34 1 .07 54
6 .87 42,326 0 .45 0 .35 1 .55 35
( 2 .34 ) 40,228 0 .47 0 .35 1 .52 29
11 .83 45,329 0 .49 0 .35 1 .26 18
( 1 .84 )
b
180,520 0 .46
c
0 .29
c
0 .99
c
12
b
( 10 .17 ) 190,045 0 .44 0 .34 1 .25 26
35 .45 212,617 0 .46 0 .37 1 .05 54
6 .85 162,347 0 .48 0 .38 1 .79 35
( 2 .32 ) 85,422 0 .50 0 .38 1 .44 29
11 .73 89,044 0 .52 0 .38 1 .25 18

Financial highlights
TIAA-CREF Lifestyle Funds
See notes to financial statements
36
2022 Semiannual Report TIAA-CREF Lifestyle Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
16.5
LIFESTYLE AGGRESSIVE GROWTH FUND
Institutional Class: 11/30/22
#
$ 17 .03 $ 0 .05 $ ( 0 .27 ) $ ( 0 .22 ) $ — $ — $ — $ 16 .81
5/31/22 21 .32 0 .26 ( 2 .19 ) ( 1 .93 ) ( 0 .70 ) ( 1 .66 ) ( 2 .36 ) 17 .03
5/31/21 15 .55 0 .20 6 .64 6 .84 ( 0 .50 ) ( 0 .57 ) ( 1 .07 ) 21 .32
5/31/20 15 .40 0 .25 0 .87 1 .12 ( 0 .17 ) ( 0 .80 ) ( 0 .97 ) 15 .55
5/31/19 16 .95 0 .23 ( 0 .98 ) ( 0 .75 ) ( 0 .37 ) ( 0 .43 ) ( 0 .80 ) 15 .40
5/31/18 15 .28 0 .18 2 .12 2 .30 ( 0 .44 ) ( 0 .19 ) ( 0 .63 ) 16 .95
Advisor Class: 11/30/22
#
17 .03 0 .05 ( 0 .28 ) ( 0 .23 ) — — — 16 .80
5/31/22 21 .32 0 .26 ( 2 .21 ) ( 1 .95 ) ( 0 .68 ) ( 1 .66 ) ( 2 .34 ) 17 .03
5/31/21 15 .55 0 .18 6 .64 6 .82 ( 0 .48 ) ( 0 .57 ) ( 1 .05 ) 21 .32
5/31/20 15 .40 0 .37 0 .72 1 .09 ( 0 .14 ) ( 0 .80 ) ( 0 .94 ) 15 .55
5/31/19 16 .94 0 .18 ( 0 .93 ) ( 0 .75 ) ( 0 .36 ) ( 0 .43 ) ( 0 .79 ) 15 .40
5/31/18 15 .28 0 .19 2 .09 2 .28 ( 0 .43 ) ( 0 .19 ) ( 0 .62 ) 16 .94
Premier Class: 11/30/22
#
17 .08 0 .04 ( 0 .28 ) ( 0 .24 ) — — — 16 .84
5/31/22 21 .37 0 .24 ( 2 .20 ) ( 1 .96 ) ( 0 .67 ) ( 1 .66 ) ( 2 .33 ) 17 .08
5/31/21 15 .59 0 .18 6 .64 6 .82 ( 0 .47 ) ( 0 .57 ) ( 1 .04 ) 21 .37
5/31/20 15 .43 0 .03 1 .06 1 .09 ( 0 .13 ) ( 0 .80 ) ( 0 .93 ) 15 .59
5/31/19 16 .99 0 .20 ( 0 .99 ) ( 0 .79 ) ( 0 .34 ) ( 0 .43 ) ( 0 .77 ) 15 .43
5/31/18 15 .32 0 .17 2 .10 2 .27 ( 0 .41 ) ( 0 .19 ) ( 0 .60 ) 16 .99
Retirement Class: 11/30/22
#
16 .95 0 .03 ( 0 .27 ) ( 0 .24 ) — — — 16 .71
5/31/22 21 .23 0 .22 ( 2 .19 ) ( 1 .97 ) ( 0 .65 ) ( 1 .66 ) ( 2 .31 ) 16 .95
5/31/21 15 .49 0 .15 6 .62 6 .77 ( 0 .46 ) ( 0 .57 ) ( 1 .03 ) 21 .23
5/31/20 15 .35 0 .20 0 .87 1 .07 ( 0 .13 ) ( 0 .80 ) ( 0 .93 ) 15 .49
5/31/19 16 .89 0 .18 ( 0 .96 ) ( 0 .78 ) ( 0 .33 ) ( 0 .43 ) ( 0 .76 ) 15 .35
5/31/18 15 .24 0 .15 2 .09 2 .24 ( 0 .40 ) ( 0 .19 ) ( 0 .59 ) 16 .89
Retail Class: 11/30/22
#
16 .91 0 .03 ( 0 .27 ) ( 0 .24 ) — — — 16 .67
5/31/22 21 .19 0 .21 ( 2 .19 ) ( 1 .98 ) ( 0 .64 ) ( 1 .66 ) ( 2 .30 ) 16 .91
5/31/21 15 .46 0 .14 6 .61 6 .75 ( 0 .45 ) ( 0 .57 ) ( 1 .02 ) 21 .19
5/31/20 15 .33 0 .24 0 .82 1 .06 ( 0 .13 ) ( 0 .80 ) ( 0 .93 ) 15 .46
5/31/19 16 .88 0 .17 ( 0 .97 ) ( 0 .80 ) ( 0 .32 ) ( 0 .43 ) ( 0 .75 ) 15 .33
5/31/18 15 .22 0 .14 2 .10 2 .24 ( 0 .39 ) ( 0 .19 ) ( 0 .58 ) 16 .88
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements
37
TIAA-CREF Lifestyle Funds 2022 Semiannual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses e
Net
expenses e
Net
investment
income (loss)
Portfolio
turnover
rate
( 1 .29 ) %
b
$ 50,123 0 .21%
c
0 .05%
c
0 .67%
c
12%
b
( 10 .32 ) 50,497 0 .19 0 .04 1 .28 30
44 .79 45,923 0 .21 0 .08 1 .08 56
7 .14 26,474 0 .25 0 .10 1 .56 33
( 4 .11 ) 25,052 0 .28 0 .10 1 .42 24
15 .14 15,252 0 .30 0 .10 1 .09 38
( 1 .35 )
b
5,340 0 .30
c
0 .14
c
0 .58
c
12
b
( 10 .40 ) 6,248 0 .28 0 .13 1 .28 30
44 .68 9,163 0 .30 0 .18 0 .98 56
7 .01 7,051 0 .33 0 .19 2 .39 33
( 4 .10 ) 205 0 .30 0 .14 1 .08 24
15 .04 164 0 .35 0 .15 1 .14 38
( 1 .41 )
b
337 0 .37
c
0 .21
c
0 .52
c
12
b
( 10 .43 ) 342 0 .35 0 .20 1 .21 30
44 .54 427 0 .37 0 .23 0 .95 56
7 .00 313 0 .39 0 .25 0 .17 33
( 4 .31 ) 363 0 .43 0 .25 1 .22 24
14 .93 390 0 .46 0 .25 1 .01 38
( 1 .42 )
b
54,877 0 .46
c
0 .30
c
0 .43
c
12
b
( 10 .54 ) 56,152 0 .44 0 .29 1 .08 30
44 .47 65,640 0 .45 0 .33 0 .82 56
6 .85 42,644 0 .49 0 .35 1 .29 33
( 4 .33 ) 42,107 0 .52 0 .35 1 .09 24
14 .82 46,425 0 .55 0 .35 0 .90 38
( 1 .42 )
b
102,766 0 .50
c
0 .34
c
0 .38
c
12
b
( 10 .59 ) 106,104 0 .48 0 .32 1 .04 30
44 .41 117,922 0 .50 0 .38 0 .78 56
6 .80 83,795 0 .54 0 .40 1 .56 33
( 4 .45 ) 48,507 0 .57 0 .40 1 .04 24
14 .84 52,360 0 .60 0 .41 0 .85 38

TIAA-CREF Lifestyle Funds
38
2022 Semiannual Report TIAA-CREF Lifestyle Funds
Notes to financial statements
(unaudited)
Note 1—organization
The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission
(“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America
(“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer Institutional Class, Advisor Class, Premier Class,
Retirement Class and Retail Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.
Note 2—significant accounting policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying
Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the
Statements of operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
New rule issuance:  A new rule adopted by the SEC governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.

39
TIAA-CREF Lifestyle Funds 2022 Semiannual Report
continued
Note 3—valuation of investments
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Investments in exchange-traded funds: Exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and asked prices is utilized and the securities are generally classified as Level 2.
Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
As of November 30, 2022, all of the investments in the Funds were valued based on Level 1 inputs.
Note 4—investments
Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended
November 30, 2022 were as follows:
Note 5—Income tax information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
Fund
Non-U.S. government
purchases
Non-U.S. government
sales
16.1
Lifestyle Income $ 7,829,032 $ 12,754,697
16.2
Lifestyle Conservative 35,262,518 52,573,782
16.3
Lifestyle Moderate 60,316,506 80,933,803
16.4
Lifestyle Growth 32,102,338 42,924,679
16.5
Lifestyle Aggressive Growth 25,218,448 27,972,828

Notes to financial statements
(unaudited)
40
2022 Semiannual Report TIAA-CREF Lifestyle Funds
continued
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Note 6—investment adviser and other transactions with  affiliates
Under the terms of its Investment Management Agreement, each Fund pays the Advisers a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with Advisers under which the Funds pay the Advisors for its costs in providing certain administrative and compliance services to the Funds.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays the
Adviser a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to the Advisers under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of November
31, 2022, the maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Fund Tax cost
Gross unrealized
appreciation
Gross unrealized
(depreciation)
Net unrealized
appreciation
(depreciation)
16.1
Lifestyle Income $89,844,995 $2,168,324 $(8,537,725) $(6,369,401)
16.2
Lifestyle Conservative 330,557,930 14,434,097 (32,282,639) (17,848,542)
16.3
Lifestyle Moderate 550,770,328 34,566,768 (55,630,785) (21,064,017)
16.4
Lifestyle Growth 283,345,626 22,939,629 (25,457,101) (2,517,472)
16.5
Lifestyle Aggressive Growth 210,015,515 19,615,398 (16,819,155) 2,796,243
Fund
Undistributed
ordinary
income
Undistributed
long-term
capital gains
Unrealized
appreciation
(depreciation)
Capital loss
carryforwards
Late-year
loss deferrals
Other
book-to-tax
differences Total
16.1
Lifestyle Income $300,019 $1,344,620 $(5,031,813) $– $– $(4,204) $(3,391,378)
16.2
Lifestyle Conservative 2,767,836 9,515,473 (15,575,267) – – (11,713) (3,303,671)
16.3
Lifestyle Moderate 2,853,928 23,370,267 (19,377,598) – – (17,525) 6,829,072
16.4
Lifestyle Growth 1,340,437 14,681,846 (5,539,436) – – (8,625) 10,474,222
16.5
Lifestyle Aggressive Growth 2,132,467 12,238,447 (1,361,554) – – (6,080) 13,003,280
Investment
management fee-
effective rate Maximum expense amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class
16.1
Lifestyle Income 0.100% 0.100% 0.250% 0.250% 0.350% 0.450%
16.2
Lifestyle Conservative 0.100 0.100 0.250 0.250 0.350 0.450
16.3
Lifestyle Moderate 0.100 0.100 0.250 0.250 0.350 0.450
16.4
Lifestyle Growth 0.100 0.100 0.250 0.250 0.350 0.450
16.5
Lifestyle Aggressive Growth 0.100 0.100 0.250 0.250 0.350 0.450
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least September 30, 2023. The reimbursement arrangements can only be changed with the approval of the Board.

41
TIAA-CREF Lifestyle Funds 2022 Semiannual Report
continued
Prior to October 1, 2022, the investment management fee and maximum expense amounts (after waivers and reimbursements) were equal to the following noted annual percentage of average daily net assets for each class:
Effective May 1, 2022, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended November 30, 2022, the Funds did not engage in security transactions with affiliated entities.
Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. The Funds invest their assets in Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds. Effective after the close of business on October 28, 2022, the Nuveen International Growth Fund merged into the TIAA-CREF International Opportunities Fund. Information regarding transactions with affiliated companies is as follows:
Investment
management
fee-effective rate Maximum expense amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class
16.1
Lifestyle Income 0.100% 0.100% 0.250% 0.250% 0.350% 0.490%
16.2
Lifestyle Conservative 0.100% 0.100 0.250 0.250 0.350 0.490
16.3
Lifestyle Moderate 0.100% 0.100 0.250 0.250 0.350 0.490
16.4
Lifestyle Growth 0.100% 0.070 0.250 0.250 0.350 0.490
16.5
Lifestyle Aggressive Growth 0.100% 0.020 0.250 0.250 0.350 0.490
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
management fee
range Maximum expense amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class
16.3
Lifestyle Moderate 0.100% 0.055% 0.250% 0.250% 0.350% 0.450%
16.4
Lifestyle Growth 0.100% 0.010 0.250 0.250 0.350 0.450
16.5
Lifestyle Aggressive Growth 0.100% 0.050 0.250 0.250 0.350 0.450
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.

Notes to financial statements
(unaudited)
42
2022 Semiannual Report TIAA-CREF Lifestyle Funds
continued
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss) Merger
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifestyle Income Fund
Nuveen Funds:
Dividend Growth
$ 1,691,815 $ 171,391 $ 716,543 $ 53,709 $ – $ (31,829) $ 9,678 $ 1,168,543
Dividend Value
1,912,791 609,361 434,732 (12,134) – 105,651 17,523 2,180,937
Growth Opportunities ETF
1,775,601 93,926 502,511 (219,640) – 138,410 – 1,285,786
International Growth
1,371,667 79,173 977,112 (375,507) (355,021) 256,800 11,500 –
TIAA-CREF Funds:
Core Bond
18,258,549 819,134 1,423,925 (196,338) – (768,920) 271,663 16,688,500
Core Plus Bond
18,272,601 754,398 1,320,060 (192,157) – (826,199) 305,558 16,688,583
Emerging Markets Equity
793,884 448,527 131,695 (65,501) – 8,162 – 1,053,377
Growth & Income
1,684,223 152,884 649,119 (60,744) – 44,882 7,771 1,172,126
International Equity
1,967,643 915,901 294,255 (64,503) – 139,877 – 2,664,663
International Opportunities
1,378,074 219,027 248,337 (61,794) 355,021 (58,440) 15,837 1,583,551
Large-Cap Growth
1,779,629 100,158 519,717 (130,174) – 53,884 – 1,283,780
Large-Cap Value
1,924,904 608,364 459,628 (1,966) – 108,337 – 2,180,011
Quant International Small-Cap Equity
924,211 99,720 98,965 (25,361) – (32,966) – 866,639
Quant Small/Mid-Cap Equity
561,079 989,564 235,067 (14,097) – 37,974 – 1,339,453
Quant Small-Cap Equity
467,896 52,544 101,434 (2,024) – 25,542 – 442,524
Short-Term Bond
36,554,807 1,714,961 4,641,597 (212,297) – (538,753) 446,079 32,877,121
$91,319,374 $7,829,033 $12,754,697 $(1,580,528) $– $(1,337,588) $1,085,609 $83,475,594
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss) Merger
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifestyle Conservative Fund
Nuveen Funds:
Dividend Growth
$ 12,595,850 $ 1,192,433 $ 3,779,043 $ 255,929 $ – $ (59,161) $ 77,387 $ 10,206,008
Dividend Value
14,345,007 2,339,679 2,515,448 (95,433) – 566,023 121,723 14,639,828
Growth Opportunities ETF
13,306,563 547,829 2,125,739 (941,925) – 354,292 – 11,141,020
International Growth
10,259,696 445,087 7,113,862 (2,779,921) (2,788,178) 1,977,178 90,126 –
TIAA-CREF Funds:
Core Bond
34,077,744 1,771,006 3,060,066 (459,068) – (1,364,987) 504,123 30,964,629
Core Plus Bond
102,340,233 4,678,723 8,349,878 (1,348,499) – (4,426,663) 1,699,090 92,893,916
Emerging Markets Equity
5,964,830 2,958,491 659,345 (354,593) – (92,149) – 7,817,234
Growth & Income
12,637,942 861,384 3,098,283 (486,954) – 305,088 62,542 10,219,177
International Equity
14,670,393 6,575,208 1,945,570 (462,147) – 928,256 – 19,766,140
International Opportunities
10,287,111 1,233,553 1,607,037 (488,864) 2,788,178 (471,250) 114,473 11,741,691
Large-Cap Growth
13,306,055 857,454 2,547,280 (708,120) – 193,527 – 11,101,636
Large-Cap Value
14,374,090 2,487,455 2,759,591 (143,607) – 667,762 – 14,626,109
Quant International Small-Cap Equity
6,928,444 568,768 605,120 (174,430) – (285,622) – 6,432,040
Quant Small/Mid-Cap Equity
4,180,591 3,559,593 942,769 (96,596) – 178,314 – 6,879,133
Quant Small-Cap Equity
3,491,731 351,908 718,411 (50,143) – 209,425 – 3,284,510
Short-Term Bond
68,314,118 4,833,947 10,746,340 (452,100) – (953,308) 826,846 60,996,317
$341,080,398 $35,262,518 $52,573,782 $(8,786,471) $– $(2,273,275) $3,496,310 $312,709,388

43
TIAA-CREF Lifestyle Funds 2022 Semiannual Report
continued
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss) Merger
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifestyle Moderate Fund
Nuveen Funds:
Dividend Growth
$ 31,402,256 $ 1,739,119 $ 6,644,186 $ 527,667 $ – $ (25,194) $ 197,997 $ 26,999,662
Dividend Value
35,889,510 3,414,394 4,756,981 (243,206) – 1,214,840 294,457 35,518,557
Growth Opportunities ETF
33,272,297 791,458 3,206,576 (1,430,988) – (32,992) – 29,393,199
International Growth
25,741,337 847,743 17,852,760 (7,274,619) (6,676,205) 5,214,504 215,957 –
TIAA-CREF Funds:
Core Plus Bond
227,795,677 16,109,968 23,354,194 (2,872,224) – (9,801,034) 3,749,228 207,878,193
Emerging Markets Equity
14,822,888 7,136,295 1,202,109 (636,575) – (435,625) – 19,684,874
Growth & Income
31,603,028 1,523,420 5,648,511 (1,074,028) – 587,808 158,787 26,991,717
International Equity
36,719,759 15,219,979 3,339,465 (770,497) – 1,888,234 – 49,718,010
International Opportunities
25,747,900 1,968,069 2,480,969 (570,747) 6,676,205 (1,781,975) 285,966 29,558,483
Large-Cap Growth
33,283,739 989,146 3,741,298 (1,327,879) – 65,869 – 29,269,577
Large-Cap Value
35,958,371 3,364,788 4,947,046 (357,403) – 1,483,629 – 35,502,339
Quant International Small-Cap Equity
17,234,930 1,012,304 909,167 (249,589) – (917,054) – 16,171,424
Quant Small/Mid-Cap Equity
10,402,929 5,649,739 1,455,065 (219,590) – 372,614 – 14,750,627
Quant Small-Cap Equity
8,731,821 550,215 1,395,952 (96,393) – 479,958 – 8,269,649
$568,606,442 $60,316,637 $80,934,279 $(16,596,071) $– $(1,686,418) $4,902,392 $529,706,311
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss) Merger
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifestyle Growth Fund
Nuveen Funds:
Dividend Growth
$ 21,973,571 $ 722,940 $ 3,613,373 $ 242,078 $ – $ 85,118 $ 141,551 $ 19,410,334
Dividend Value
25,199,756 2,134,233 3,445,544 (202,353) – 806,599 202,139 24,492,691
Growth Opportunities ETF
23,402,976 555,072 1,793,267 (836,851) – (204,565) – 21,123,365
International Growth
18,089,087 403,250 12,686,228 (5,352,767) (4,251,965) 3,798,623 137,619 –
TIAA-CREF Funds:
Core Plus Bond
59,985,579 5,537,152 7,439,619 (926,903) – (2,401,195) 983,114 54,755,014
Emerging Markets Equity
10,418,066 5,105,349 977,986 (553,523) – (199,142) – 13,792,764
Growth & Income
22,171,305 606,957 2,978,624 (645,073) – 276,099 112,836 19,430,664
International Equity
25,772,104 10,159,707 1,764,211 (371,361) – 1,119,468 – 34,915,707
International Opportunities
18,119,170 1,231,938 1,319,276 (530,907) 4,251,965 (1,028,252) 197,096 20,724,638
Large-Cap Growth
23,323,753 714,704 2,118,143 (827,826) – (29,025) – 21,063,463
Large-Cap Value
25,237,174 1,384,324 2,809,861 (244,764) – 934,440 – 24,501,313
Quant International Small-Cap Equity
12,106,152 582,852 512,212 (133,211) – (696,882) – 11,346,699
Quant Small/Mid-Cap Equity
7,310,502 2,746,435 665,693 (123,384) – 195,809 – 9,463,669
Quant Small-Cap Equity
6,133,438 217,425 800,642 (107,257) – 364,868 – 5,807,832
$299,242,633 $32,102,338 $42,924,679 $(10,614,102) $– $3,021,963 $1,774,355 $280,828,153
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss) Merger
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Lifestyle Aggressive Growth Fund
Nuveen Funds:
Dividend Growth
$ 20,291,697 $ 1,179,124 $ 3,266,827 $ 168,193 $ – $ 141,628 $ 132,010 $ 18,513,815
Dividend Value
23,096,290 1,695,557 2,579,519 (178,890) – 703,877 186,270 22,737,315
Growth Opportunities ETF
21,380,671 408,324 678,235 (310,628) – (618,150) – 20,181,982
International Growth
16,548,191 463,359 11,521,220 (4,918,789) (4,104,562) 3,533,021 132,746 –
TIAA-CREF Funds:
Emerging Markets Equity
9,533,672 5,143,380 985,383 (550,113) – (90,873) – 13,050,683
Growth & Income
20,350,737 502,994 1,988,739 (424,477) – 87,589 106,449 18,528,104
International Equity
23,675,384 9,971,658 1,509,336 (312,082) – 1,059,568 – 32,885,192
International Opportunities
16,553,918 1,170,730 862,790 (378,721) 4,104,562 (1,083,671) 182,719 19,504,028
Large-Cap Growth
21,400,319 888,542 1,441,755 (596,306) – (192,294) – 20,058,506
Large-Cap Value
23,064,960 874,337 1,765,656 (172,820) – 803,880 – 22,804,701
Quant International Small-Cap Equity
11,108,368 691,664 378,680 (93,047) – (652,736) – 10,675,569
Quant Small/Mid-Cap Equity
6,711,483 2,087,667 463,644 (91,376) – 156,524 – 8,400,654
Quant Small-Cap Equity
5,629,363 141,112 531,045 (77,653) – 309,431 – 5,471,208
$219,345,053 $25,218,448 $27,972,829 $(7,936,709) $– $4,157,794 $740,194 $212,811,757

Notes to financial statements
(unaudited)
44
2022 Semiannual Report TIAA-CREF Lifestyle Funds
concluded
Note 7—inter-fund lending program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended November 30, 2022, there were no inter-fund borrowing or lending transactions.
Note 8—line of credit
The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 14, 2022 expiring on June 13, 2023, replacing the previous facility, which expired June 2022. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2022, there were no borrowings under this credit facility by the Funds.

45
TIAA-CREF Lifestyle Funds 2022 Semiannual Report
Additional fund information
Portfolio holdings
The complete portfolios of investments for the Lifestyle Funds begin on page 16 of this report. You can obtain complete lists of the holdings of the Lifestyle Funds and of the underlying TIAA-CREF Funds in which the Lifestyle Funds invest as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org; or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the Lifestyle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings.
Form N-CSR filings are as of May 31 or August 30; Form N-PORT filings are as of the last day of February or August 31. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
A description of our proxy voting policies and procedures for the underlying TIAA-CREF Funds of the Lifestyle Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Lifestyle Funds’ underlying TIAA-CREF Funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730
Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The Lifestyle Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

Additional information about index providers
(unaudited)
46
2022 Semiannual Report TIAA-CREF Lifestyle Funds
Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023.
FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the
MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI
Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Bloomberg Indexes
Source: Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices.
Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Morningstar Index
©2023 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither
Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

How to reach us
©2023 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
Websites
TIAA.org
nuveen.com
Automated telephone service
800-842-2252
24 hours a day, 7 days a week
For the hearing- or speech-impaired
800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers.
Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute
securities products.
This material is for informational or educational purposes
only and does not constitute fiduciary investment advice
under ERISA, a securities recommendation under all
securities laws, or an insurance product recommendation
under state insurance laws or regulations. This material
does not take into account any specific objectives or
circumstances of any particular investor, or suggest any
specific course of action. Investment decisions should
be made based on an investor’s own objectives and
circumstances.

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Managed Allocation Fund
TIAA-CREF
Semiannual
Report
TIAA-CREF
Funds
November 30,
2022
The semiannual report contains the financial statements (unaudited).
Fund name
Institutional
Class
Retirement
Class
Retail
Class
18.1
Managed Allocation Fund TIMIX TITRX TIMRX

Contents
Understanding this report 3
Letter to investors 4
About the Fund’s benchmarks 6
Investment results of the Managed Allocation Fund 7
Fund Performance
Managed Allocation Fund 8
Expense examples 9
Portfolio of investments 10
Financial statements (unaudited)
Statement of assets and liabilities 11
Statement of operations 12
Statements of changes in net assets 13
Financial highlights 14
Notes to financial statements 16
Additional fund information 20
Additional information about index providers 21
How to reach us Inside back cover

3
TIAA-CREF Managed Allocation Fund 2022 Semiannual Report
Understanding this report
This semiannual report contains information about the Managed Allocation Fund and describes the Fund’s results for the six months ended November 30, 2022 . The report contains four main sections:
A letter from Brad Finkle, Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
The Fund performance section compares the Fund’s investment returns with those of its composite benchmark and broad market index.
The portfolio of investments lists the underlying funds in which the Fund had investments as of November 30, 2022 .
The financial statements provide detailed information about the operations and financial condition of the Fund.
The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report.
They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the Fund, please read the latest prospectus.
As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-
2252 for the Institutional and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

4
2022 Semiannual Report TIAA-CREF Managed Allocation Fund
Letter to investors
Brad Finkle
Global financial markets posted negative results for the six months ended
November 30, 2022. The Federal Reserve responded to continued inflationary pressure by raising short-term interest rates in June, July, September and
November, and indicated that further increases were likely. U.S. equities declined modestly as the economy expanded in the third quarter of 2022 on the strength of consumer and business spending. Foreign stocks also registered losses, with emerging markets falling more than international developed markets. U.S. fixed-
income securities declined as U.S. Treasury yields rose across all maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-CREF Managed Allocation Fund by way of
its investments in various asset classes through underlying funds.
The Fund’s Institutional Class returned −2.2%, surpassing the −2.7% return of its composite benchmark.
Relative outperformance of the Fund’s underlying funds, particularly within U.S.
equities, contributed to its return.
Both stocks and bonds posted losses
U.S. equities declined modestly for the six months as inflation and rising interest rates weighed on the financial markets. Furthermore, oil prices rose to levels not seen since 2008 before falling sharply by the end of the period. The unemployment rate rose slightly during the period, climbing to 3.7% in November
2022. The broad domestic stock market, as represented by the Russell 3000®
Index, returned −0.3%. The Fed raised the federal funds target rate to 3.75%–
4.00% in November 2022 and indicated that rate hikes would be ongoing until a lower level of inflation is maintained.
International stocks trailed their U.S. counterparts. The MSCI ACWI ex USA
Investable Market Index (IMI), which measures the performance of large-, mid-
and small-cap equities in 22 of 23 developed-markets countries (excluding the
United States) and 24 emerging-markets countries, returned −5.6% in U.S.-dollar terms. The 19-nation euro area recorded economic expansion throughout the period; however, rising prices, particularly those for energy, became increasingly worrisome. The European Central Bank began to tighten monetary policy with three increases to its suite of benchmark interest rates. Among developing markets, the Chinese economy grew at a moderate rate despite aggressive action by the government to limit exposure to COVID-19 variants.
U.S. investment-grade bonds lost ground as U.S. Treasury yields rose across all maturities. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned −4.1% for the period.
The enduring importance of diversification
The history of economic cycles is one of unpredictable change. And yet, during long periods of growth, memories become blurred, and the inevitable downturns often come as a shock. Most recently, after the Great Recession from 2007 to 2009, the financial markets generally experienced growth until the COVID-19 pandemic in 2020. And, as we all know well, global markets have been choppy since then—
especially in 2022.
The concept of diversification was conceived to help manage the investment risks of uncertainty and volatility. As the old saying goes, “Don’t put all your eggs in one basket.” The current market and economic environment provides a cautionary reminder of the importance of this principle. As such, we believe that creating and maintaining a diversified investment portfolio, consisting of multiple asset classes, is a wise course of action for all market conditions. The TIAA-
CREF Managed Allocation Fund uses a dynamic diversification strategy designed to help mitigate the effects of market volatility and keep you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

5
TIAA-CREF Managed Allocation Fund 2022 Semiannual Report
We thank you for trusting us to manage your investments through the TIAA-CREF Managed Allocation Fund. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

About the Fund’s benchmarks
6
2022 Semiannual Report TIAA-CREF Managed Allocation Fund
Composite benchmark
The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the Fund's target market sector allocations:
The Russell 3000® Index (U.S. equity) measures the performance of the stocks of the 3,000 largest publicly traded
U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
The MSCI ACWI ex USA Investable Market Index (IMI) (international equity) measures the performance of large-, mid- and small-cap equities across 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries. The index is a free-float-adjusted market capitalization index that covers approximately 99% of the global equity opportunity set outside the United States.
The Bloomberg U.S. Aggregate Bond Index (fixed income) measures the performance of the domestic investment-grade fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-
backed securities and commercial mortgage-backed securities.
Broad market index
The returns shown against the broad-based securities market index compare the Fund’s average annual returns with a broad measure of market performance. The Morningstar Moderate Target Risk Index is an asset allocation index comprised of constituent Morningstar indexes and reflects global equity market exposure of 60% based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Moderate Target Risk Index reflect multi-
asset class exposure and a similar risk profile as the Fund.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the Fund’s latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

7
TIAA-CREF Managed Allocation Fund 2022 Semiannual Report
Investment results of the Managed Allocation Fund
Performance for the six months ended November 30, 2022
The Managed Allocation Fund returned −2.16% for the Institutional Class, compared with the −2.68% return of its benchmark, the Managed Allocation Fund Composite Index. For the one-year period ended November 30, 2022, the Fund returned
−12.26%, versus −11.66% for the index. The performance table shows returns for all share classes of the Fund.
Financial markets lost ground in a mixed economy
The U.S. economy turned in a mixed performance for the period as persistent inflation and higher interest rates posed challenges, while the labor market and consumer spending remained strong. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, contracted at an annualized rate of 0.6% during the second quarter of 2022 but expanded 2.9% in the third quarter, according to the government’s “second” estimate. The unemployment rate increased modestly from 3.6% in June to 3.7% in November 2022. Core inflation, which measures all items except food and energy, rose 6.0% over the twelve months ended November 30, 2022. Crude oil prices fell from more than $115 per barrel at the beginning of the period to $80 on November 30, 2022.
The Federal Reserve raised the federal funds target rate four times during the period, boosting the key short-term interest-rate measure to 3.75%–4.00%, and indicated that further increases were likely.
Domestic and foreign stocks recorded declines for the period. The Russell 3000® Index, a broad measure of the U.S. stock market, posted a small loss of –0.33%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap equities in 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries, returned –5.56% in U.S.-dollar terms.
U.S. investment-grade bonds were hampered by the impact of rising yields across all maturities (bond prices move in the opposite direction of yields). The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, returned –4.06%.
Foreign equity funds posted the largest losses
The Managed Allocation Fund may invest in up to three sectors of the investment markets: U.S. equity (stocks), international equity
(foreign stocks) and fixed income. The Fund does this by investing in various underlying funds that, in turn, buy stocks, bonds and other securities in these market sectors. (Other than the Nuveen Growth Opportunities ETF, the Nuveen Dividend Value Fund and the
Nuveen Dividend Growth Fund, all funds mentioned below are TIAA-CREF Funds.)
For the six months, international equity and bond funds recorded negative results and detracted most from the Fund’s absolute return—that is, without regard to the performance of its composite benchmark. Among foreign stock funds, all posted losses, with the Emerging Markets Equity Fund declining the most. Within fixed income, the Core Plus Bond Fund produced a negative return.
Within the U.S. equity category, the Nuveen Growth Opportunities ETF and the Large-Cap Growth Fund declined most, while the Quant
Small-Cap Equity Fund and the Nuveen Dividend Value Fund posted the largest gains. (All fund returns are for the Institutional Class.)
U.S. stock funds contributed most to relative performance
For the six months, the Fund outperformed its composite benchmark primarily due to the relative strength of underlying funds investing in U.S. equities.
Within U.S. equities, the Nuveen Dividend Value Fund and the Nuveen Dividend Growth Fund contributed most to relative performance. The Large-Cap Value Fund also substantially benefited the Fund’s relative return. In contrast, the Nuveen Growth
Opportunities ETF and the Large-Cap Growth Fund were the largest detractors from relative performance.
In the foreign stock category, the International Equity Fund contributed most to the Fund’s relative performance, followed by the
International Opportunities Fund. However, these positive effects were partly offset by the relative underperformance of the Emerging
Markets Equity Fund.
In the fixed-income sector, the Core Plus Bond Fund also hurt the Fund’s relative performance. (Performance of the Managed
Allocation Fund’s underlying TIAA-CREF Funds can be found at TIAA.org/performance.)

Managed Allocation Fund
8
2022 Semiannual Report TIAA-CREF Managed Allocation Fund
Performance as of November 30, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
Total return Average annual total return Annual operating expenses
*#
Managed Allocation Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 3/31/06 - 2 .16% - 12 .26% 4 .28% 6 .71% 0 .48% 0 .45%
Retirement Class 3/31/06 - 2 .30 - 12 .52 4 .01 6 .45 0 .73 0 .70
Retail Class 3/31/06 - 2 .29 - 12 .51 4 .01 6 .45 0 .76 0 .70
Managed Allocation Fund
Composite Index
‡
– - 2 .68 - 11 .66 4 .92 6 .82 – –
Broad market index
Morningstar Moderate Target
Risk Index – - 2 .73 - 10 .48 4 .41 6 .17 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
‡
As of the close of business on November 30, 2022, the Managed Allocation Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell
3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net assets
as of 11/30/2022
Equity
U.S. equity 39.01
International equity 21.75
Fixed income 39.24
Other assets & liabilities, net –
Total 100.00

9
TIAA-CREF Managed Allocation Fund 2022 Semiannual Report
Expense examples
All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S.
dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( June 1, 2022 – November 30, 2022 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
18.1
Managed Allocation Fund
Share Class
Institutional
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$978.39 $977.01 $977.05
Expenses incurred during the period*
$0.00 $1.24 $1.24
Effective expenses incurred during the period
†
$2.16 $3.39 $3.39
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,025.07 $1,023.81 $1,023.81
Expenses incurred during the period*
$0.00 $1.27 $1.27
Effective expenses incurred during the period
†
$2.21 $3.47 $3.47
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended November 30, 2022. The Fund's annualized six-month expense ratios for that period were 0.00%
for Institutional Class, 0.25% for Retirement Class and 0.25% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.43% for Institutional Class, 0.68% for Retirement Class and 0.68% for Retail Class.

Managed Allocation Fund November 30, 2022
Portfolio of investments
(unaudited)
10
2022 Semiannual Report TIAA-CREF Managed Allocation Fund
See notes to financial statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%a
FIXED INCOME—39.2%
36,418,640
TIAA-CREF Core Plus Bond Fund $ 329,588,695
TOTAL FIXED INCOME 329,588,695
INTERNATIONAL EQUITY—21.8%
4,233,884
TIAA-CREF Emerging Markets Equity Fund 31,203,725
6,620,356
TIAA-CREF International Equity Fund 78,848,444
3,431,191
TIAA-CREF International Opportunities Fund 47,007,321
2,658,866
TIAA-CREF Quant International Small-Cap Equity Fund 25,578,289
TOTAL INTERNATIONAL EQUITY 182,637,779
U.S. EQUITY—39.0%
794,140
Nuveen Dividend Growth Fund 42,748,565
3,701,233
Nuveen Dividend Value Fund 56,295,752
2,466,921
Nuveen Growth Opportunities ETF 46,600,138
3,006,334
TIAA-CREF Growth & Income Fund 42,780,139
2,664,697
TIAA-CREF Large-Cap Growth Fund 46,392,381
2,671,605
TIAA-CREF Large-Cap Value Fund 56,290,710
767,007
TIAA-CREF Quant Small-Cap Equity Fund 13,108,145
1,737,578
TIAA-CREF Quant Small/Mid-Cap Equity Fund 23,405,174
TOTAL U.S. EQUITY 327,621,004
TOTAL AFFILIATED INVESTMENT COMPANIES 839,847,478
(Cost $803,727,456)
TOTAL INVESTMENTS—100.0% 839,847,478
(Cost $803,727,456)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (13,390)
NET ASSETS—100.0% $ 839,834,088
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

11
TIAA-CREF Managed Allocation Fund 2022 Semiannual Report
TIAA-CREF Managed Allocation Fund November 30, 2022
Statement of assets and liabilities
(unaudited)
See notes to financial statements
18.1
Managed Allocation
Fund
ASSETS
Affiliated investments, at value
‡
$ 839,847,478
Cash 442,126
Receivable from securities transactions 5,182,631
Receivable from Fund shares sold 105,319
Dividends and interest receivable 1,030,935
Due from affiliates 40,745
Other 58,605
Total assets 846,707,839
LIABILITIES
Service agreement fees payable 14,160
Distribution fees payable 148,736
Due to affiliates 6,380
Payable for securities transactions 5,809,088
Payable for Fund shares redeemed 705,048
Payable for trustee compensation 58,277
Accrued expenses and other payables 132,062
Total liabilities 6,873,751
NET ASSETS $ 839,834,088
NET ASSETS CONSIST OF:
Paid-in-capital $ 797,875,596
Total distributable earnings (loss) 41,958,492
NET ASSETS $ 839,834,088
INSTITUTIONAL CLASS:
Net assets $ 20,667,345
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value) 1,816,607
Net asset value per share $ 11 .38
RETIREMENT CLASS:
Net assets $ 72,868,333
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value) 6,414,244
Net asset value per share $ 11 .36
RETAIL CLASS:
Net assets $ 746,298,410
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value) 65,344,222
Net asset value per share $ 11 .42
‡
Affiliated investments, cost $ 803,727,456

12
2022 Semiannual Report TIAA-CREF Managed Allocation Fund
TIAA-CREF Managed Allocation Fund For the period ended November 30, 2022
Statement of operations
(unaudited)
See notes to financial statements
18.1
Managed Allocation
Fund
INVESTMENT INCOME
Dividends from affiliated investments $ 7,710,342
Total income 7,710,342
EXPENSES
Shareholder servicing — Institutional Class 69
Shareholder servicing — Retirement Class 85,778
Shareholder servicing — Retail Class 150,476
Distribution fees — Retail Class 924,067
Administrative service fees 27,314
Trustee fees and expenses 5,694
Other expenses 92,590
Total expenses 1,285,988
Less: Expenses reimbursed by the investment adviser (275,986)
Net expenses 1,010,002
Net investment income (loss) 6,700,340
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Affiliated investments (26,134,291)
Net realized gain (loss) on total investments (26,134,291)
Change in unrealized appreciation (depreciation) on:
Affiliated investments (1,734,688)
Net change in unrealized appreciation (depreciation) on total investments (1,734,688)
Net realized and unrealized gain (loss) on total investments (27,868,979)
Net increase (decrease) in net assets from operations $ (21,168,639)

13
TIAA-CREF Managed Allocation Fund 2022 Semiannual Report
TIAA-CREF Managed Allocation Fund For the period or year ended
Statements of changes in net assets
See notes to financial statements
18.1
Managed Allocation Fund
November 30, 2022 May 31, 2022
(unaudited)
OPERATIONS
Net investment income (loss) $ 6,700,340 $ 15,982,076
Net realized gain (loss) on total investments (26,134,291) 74,065,291
Net change in unrealized appreciation (depreciation) on total investments (1,734,688) (185,924,714)
Net increase (decrease) in net assets from operations (21,168,639) (95,877,347)
DISTRIBUTIONS TO SHAREHOLDERS – –
Institutional Class
Institutional Class (179,167) (2,793,433)
Retirement Class
Retirement Class (463,605) (8,680,010)
Retail Class
Retail Class (4,956,176) (93,479,940)
Total distributions (5,598,948) (104,953,383)
SHAREHOLDER TRANSACTIONS
Subscriptions: Institutional Class 417,424 10,633,191
Retirement Class
Retirement Class 5,802,720 7,154,597
Retail Class
Retail Class 8,618,096 28,478,105
Reinvestments of distributions: Institutional Class 177,665 2,751,461
Retirement Class
Retirement Class 463,605 8,680,010
Retail Class
Retail Class 4,766,370 90,137,449
Redemptions: Institutional Class (3,289,410) (8,692,971)
Retirement Class
Retirement Class (4,792,792) (14,619,447)
Retail Class
Retail Class (33,685,883) (68,001,473)
Net increase (decrease) from shareholder transactions (21,522,205) 56,520,922
Net increase (decrease) in net assets (48,289,792) (144,309,808)
NET ASSETS
Beginning of period 888,123,880 1,032,433,688
End of period $ 839,834,088 $ 888,123,880
CHANGE IN FUND SHARES
Shares sold: Institutional Class 37,631 756,173
Retirement Class
Retirement Class 540,078 534,362
Retail Class
Retail Class 772,789 2,055,949
Shares reinvested: Institutional Class 16,694 208,293
Retirement Class
Retirement Class 43,606 657,794
Retail Class
Retail Class 446,174 6,795,991
Shares redeemed: Institutional Class (301,954) (620,879)
Retirement Class
Retirement Class (432,161) (1,070,985)
Retail Class
Retail Class (3,025,555) (5,025,103)
Net increase (decrease) from shareholder transactions (1,902,698) 4,291,595

TIAA-CREF Managed Allocation Fund
Financial highlights
See notes to financial statements
14
2022 Semiannual Report TIAA-CREF Managed Allocation Fund
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
j
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
18.1
MANAGED ALLOCATION FUND
Institutional Class: 11/30/22
#
$ 11 .73 $ 0 .10 $ ( 0 .36 ) $ ( 0 .26 ) $ ( 0 .09 ) $ — $ ( 0 .09 ) $ 11 .38
5/31/22 14 .46 0 .25 ( 1 .45 ) ( 1 .20 ) ( 0 .44 ) ( 1 .09 ) ( 1 .53 ) 11 .73
5/31/21 12 .32 0 .23 3 .07 3 .30 ( 0 .37 ) ( 0 .79 ) ( 1 .16 ) 14 .46
5/31/20 12 .18 0 .28 0 .58 0 .86 ( 0 .28 ) ( 0 .44 ) ( 0 .72 ) 12 .32
5/31/19 12 .89 0 .29 ( 0 .29 ) 0 .00
d
( 0 .35 ) ( 0 .36 ) ( 0 .71 ) 12 .18
5/31/18 12 .32 0 .27 0 .84 1 .11 ( 0 .36 ) ( 0 .18 ) ( 0 .54 ) 12 .89
Retirement Class: 11/30/22
#
11 .71 0 .09 ( 0 .36 ) ( 0 .27 ) ( 0 .08 ) — ( 0 .08 ) 11 .36
5/31/22 14 .44 0 .21 ( 1 .45 ) ( 1 .24 ) ( 0 .40 ) ( 1 .09 ) ( 1 .49 ) 11 .71
5/31/21 12 .31 0 .20 3 .05 3 .25 ( 0 .33 ) ( 0 .79 ) ( 1 .12 ) 14 .44
5/31/20 12 .16 0 .25 0 .59 0 .84 ( 0 .25 ) ( 0 .44 ) ( 0 .69 ) 12 .31
5/31/19 12 .87 0 .25 ( 0 .28 ) ( 0 .03 ) ( 0 .32 ) ( 0 .36 ) ( 0 .68 ) 12 .16
5/31/18 12 .31 0 .23 0 .84 1 .07 ( 0 .33 ) ( 0 .18 ) ( 0 .51 ) 12 .87
Retail Class: 11/30/22
#
11 .77 0 .09 ( 0 .37 ) ( 0 .28 ) ( 0 .07 ) — ( 0 .07 ) 11 .42
5/31/22 14 .51 0 .22 ( 1 .46 ) ( 1 .24 ) ( 0 .41 ) ( 1 .09 ) ( 1 .50 ) 11 .77
5/31/21 12 .36 0 .20 3 .07 3 .27 ( 0 .33 ) ( 0 .79 ) ( 1 .12 ) 14 .51
5/31/20 12 .21 0 .25 0 .59 0 .84 ( 0 .25 ) ( 0 .44 ) ( 0 .69 ) 12 .36
5/31/19 12 .92 0 .25 ( 0 .28 ) ( 0 .03 ) ( 0 .32 ) ( 0 .36 ) ( 0 .68 ) 12 .21
5/31/18 12 .35 0 .23 0 .85 1 .08 ( 0 .33 ) ( 0 .18 ) ( 0 .51 ) 12 .92
#
Unaudited
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
d
Amount represents less than $0.01 per share.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See notes to financial statements
15
TIAA-CREF Managed Allocation Fund 2022 Semiannual Report
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
e
Net
expenses
e
Net
investment
income (loss)
Portfolio
turnover
rate
( 2 .16 ) %
b
$ 20,667 0 .03%
c
0.00%
c
1 .85%
c
23%
b
( 9 .45 ) 24,214 0 .03 0.00 1 .84 23
27 .52 24,885 0 .02 0.00 1 .71 42
7 .09 16,997 0 .03 0.00 2 .21 27
0 .40 18,320 0 .03 0.00 2 .34 20
9 .04 17,468 0 .03 0.00 2 .09 12
( 2 .30 )
b
72,868 0 .28
c
0 .25
c
1 .60
c
23
b
( 9 .70 ) 73,347 0 .28 0 .25 1 .56 23
27 .15 88,693 0 .27 0 .25 1 .48 42
6 .91 70,404 0 .28 0 .25 1 .98 27
0 .14 70,068 0 .28 0 .25 2 .03 20
8 .70 72,981 0 .28 0 .25 1 .83 12
( 2 .29 )
b
746,298 0 .32
c
0 .25
c
1 .61
c
23
b
( 9 .69 ) 790,563 0 .31 0 .23 1 .59 23
27 .20 918,856 0 .31 0 .25 1 .48 42
6 .87 750,844 0 .32 0 .25 1 .97 27
0 .14 745,328 0 .32 0 .25 2 .00 20
8 .75 779,099 0 .31 0 .25 1 .83 12

TIAA-CREF Managed Allocation Fund
16
2022 Semiannual Report TIAA-CREF Managed Allocation Fund
Notes to financial statements
(unaudited)
Note 1—organization
The Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of
1940, as amended (“1940 Act”), as an open-end management investment company.
Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America
(“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Fund.
The Fund offers its shares, without a sales load, through its principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers three share classes: Institutional Class, Retirement Class and Retail Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.
Note 2—significant accounting policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies .
The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and  shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the
Fund determines the existence of a dividend declaration. Securities lending income is made up of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each Fund.
Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Trustee compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying
Statement of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the
Statement of operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

17
TIAA-CREF Managed Allocation Fund 2022 Semiannual Report
continued
New rule issuance:  A new rule adopted by the SEC governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Fund adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Fund.
Note 3—valuation of investments
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Investments in exchange-traded funds: Exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and asked prices is utilized and the securities are generally classified as Level 2.
Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
As of November 30, 2022, all of the investments in the Fund were valued based on Level 1 inputs.
Note 4—investments
Purchases and sales: Purchases and sales of securities (other than short-term instruments) for the Fund for the period ended
November 30, 2022 were as follows:
Note 5—income tax information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
Fund
Non-U.S. government
purchases
Non-U.S. government
sales
18.1
Managed Allocation $ 97,164,693 $ 117,062,513

Notes to financial statements
(unaudited)
18
2022 Semiannual Report TIAA-CREF Managed Allocation Fund
continued
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Note 6—investment adviser and other transactions with affiliates
Under the terms of its Investment Management Agreement, the Fund does not pay the Adviser a fee for the management of the
Fund’s investment portfolio. The Fund has entered into an Administrative Service Agreement with the Adviser under which the Fund pays the Adviser for its costs in providing certain administrative and compliance services to the Fund.
Under the terms of the Fund’s Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statement of operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class.
The Adviser has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retirement and Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2023, unless changed with approval of the Board.
Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated
TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds. Effective after the close of business on October 28, 2022, the
Nuveen International Growth Fund merged into the TIAA-CREF International Opportunities Fund. Information regarding transactions with affiliated companies is as follows:
Fund Tax cost
Gross unrealized
appreciation
Gross unrealized
(depreciation)
Net unrealized
appreciation
(depreciation)
18.1
Managed Allocation $817,105,045 $98,019,604 $(75,277,171) $22,742,433
Fund
Undistributed
ordinary
income
Undistributed
long-term
capital gains
Unrealized
appreciation
(depreciation)
Capital loss
carryforwards
Late-year
loss deferrals
Other
book-to-tax
differences Total
18.1
Managed Allocation $2,186,217 $42,136,039 $24,477,121 $– $– $(73,298) $68,726,079

19
TIAA-CREF Managed Allocation Fund 2022 Semiannual Report
concluded
Note 7—inter-fund lending program
Pursuant to an exemptive order issued by the SEC, the Fund may participate in an inter-fund lending program. This program allows the Fund to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Fund may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended November 30, 2022, there were no inter-fund borrowing or lending transactions.
Note 8—line of credit
The Fund participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 14, 2022 expiring on June 13, 2023, replacing the previous facility, which expired June 2022. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended November 30, 2022, there were no borrowings under this credit facility by the Fund.
Issue
Value at
5/31/22
Purchases
cost
Sales
proceeds
Realized
gain (loss) Merger
Change in
unrealized
appreciation
(depreciation) Dividend income
Value at
11/30/22
Managed Allocation Fund
Nuveen Funds:
Dividend Growth
$ 49,394,678 $ 2,903,414 $ 10,335,082 $ 768,048 $ – $ 17,507 $ 312,163 $ 42,748,565
Dividend Value
55,954,978 5,814,413 7,038,934 (267,306) – 1,832,601 463,187 56,295,752
Growth Opportunities ETF
51,967,912 1,486,965 4,608,697 (2,065,613) – (180,429) – 46,600,138
International Growth
40,110,446 1,092,984 27,561,556 (11,507,090) (10,106,494) 7,971,710 335,953 –
TIAA-CREF Funds:
Core Plus Bond
355,358,767 25,093,426 31,088,446 (5,790,621) – (13,984,431) 5,898,229 329,588,695
Emerging Markets Equity
23,199,608 12,009,595 2,384,221 (1,314,472) – (306,785) – 31,203,725
Growth & Income
49,194,988 2,606,122 8,296,122 (1,324,063) – 599,214 249,344 42,780,139
International Equity
57,538,927 24,419,700 5,047,703 (1,085,393) – 3,022,913 – 78,848,444
International Opportunities
40,105,285 3,706,533 3,622,435 (861,084) 10,106,494 (2,427,472) 451,466 47,007,321
Large-Cap Growth
51,727,919 1,570,718 4,989,396 (1,875,370) – (41,490) – 46,392,381
Large-Cap Growth Index
– – – – – – – –
Large-Cap Value
56,002,385 5,324,193 6,880,317 (32,413) – 1,876,862 – 56,290,710
Quant International Small-Cap Equity
27,102,872 1,751,850 1,502,853 (411,300) – (1,362,280) – 25,578,289
Quant Small/Mid-Cap Equity
16,314,221 8,548,491 1,730,356 (227,842) – 500,660 – 23,405,174
Quant Small-Cap Equity
13,641,291 836,289 1,976,395 (139,772) – 746,732 – 13,108,145
$887,614,277 $97,164,693 $117,062,513 $(26,134,291) $– $(1,734,688) $7,710,342 $839,847,478

Additional fund information
20
2022 Semiannual Report TIAA-CREF Managed Allocation Fund
Portfolio holdings
The complete portfolio of investments for the Managed Allocation Fund appears on page 10 of this report. You can obtain complete list of the holdings of the Managed Allocation Fund and of the underlying TIAA-CREF Funds in which the Managed
Allocation Fund invests as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org; or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the Managed Allocation Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT
filings. Form N-CSR filings are as of May 31 or August 30; Form N-PORT filings are as of the last day of February or August 31.
Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
A description of our proxy voting policies and procedures for the underlying TIAA-CREF Funds of the Managed Allocation
Fund can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Managed Allocation Fund’s underlying TIAA-CREF Funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730
Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The Managed Allocation Fund is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Fund.

21
TIAA-CREF Managed Allocation Fund 2022 Semiannual Report
Additional information about index providers
(unaudited)
Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023.
FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the
MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI
Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Bloomberg Indexes
Source: Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices.
Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Morningstar Index
©2023 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither
Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

How to reach us
©2023 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
Websites
TIAA.org
nuveen.com
Automated telephone service
800-842-2252
24 hours a day, 7 days a week
For the hearing- or speech-impaired
800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers.
Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute
securities products.
This material is for informational or educational purposes
only and does not constitute fiduciary investment advice
under ERISA, a securities recommendation under all
securities laws, or an insurance product recommendation
under state insurance laws or regulations. This material
does not take into account any specific objectives or
circumstances of any particular investor, or suggest any
specific course of action. Investment decisions should
be made based on an investor’s own objectives and
circumstances.

2606405
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A12486 (1/23)

2606405
A12486 (1/23)

Item 2. Code of Conduct.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.    Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

13(c) Copy of the financial statements for the TIAA-CREF Real Property Fund

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: January 20, 2023	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: January 20, 2023	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: January 20, 2023	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)